UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04118

Fidelity Securities Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Blue Chip Growth K6 Fund

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Apple, Inc.	7.6
Alphabet, Inc. Class A	7.3
Amazon.com, Inc.	6.9
Microsoft Corp.	5.2
Facebook, Inc. Class A	4.2
Salesforce.com, Inc.	3.0
Visa, Inc. Class A	2.7
NVIDIA Corp.	2.5
Lyft, Inc.	2.1
MasterCard, Inc. Class A	2.0
43.5

Top Five Market Sectors as of January 31, 2020

% of fund's net assets
Information Technology	37.2
Consumer Discretionary	21.5
Communication Services	16.7
Health Care	11.8
Industrials	7.3

Asset Allocation (% of fund's net assets)

As of January 31, 2020*
Stocks	97.9%
Convertible Securities	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments - 9.6%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
COMMUNICATION SERVICES - 16.7%
Entertainment - 3.7%
Activision Blizzard, Inc.	386,465	$22,600,473
Bilibili, Inc. ADR (a)	26,100	562,455
Netflix, Inc. (a)	126,683	43,717,036
Roku, Inc. Class A (a)	41,015	4,960,764
Sea Ltd. ADR (a)	388,068	17,556,196
Take-Two Interactive Software, Inc. (a)	21,084	2,627,910
The Walt Disney Co.	110,271	15,251,582
		107,276,416
Interactive Media & Services - 12.8%
Alphabet, Inc.:
Class A (a)	146,104	209,334,889
Class C (a)	10,256	14,709,463
CarGurus, Inc. Class A (a)	35,897	1,279,728
Facebook, Inc. Class A (a)	598,548	120,852,827
Match Group, Inc. (a)(b)	68,862	5,386,386
Snap, Inc. Class A (a)	49,500	909,810
Tencent Holdings Ltd.	308,900	14,731,505
		367,204,608
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	70,619	5,592,319

TOTAL COMMUNICATION SERVICES		480,073,343

CONSUMER DISCRETIONARY - 21.4%
Automobiles - 1.8%
Ferrari NV	2,950	498,019
Tesla, Inc. (a)(b)	78,912	51,337,780
		51,835,799
Diversified Consumer Services - 0.1%
Afya Ltd.	38,649	1,154,059
GSX Techedu, Inc. ADR (a)	18,100	591,689
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	10,900	1,324,895
		3,070,643
Hotels, Restaurants & Leisure - 2.3%
Aristocrat Leisure Ltd.	23,101	550,940
Chipotle Mexican Grill, Inc. (a)	7,118	6,169,598
Churchill Downs, Inc.	11,870	1,713,791
Eldorado Resorts, Inc. (a)	110,050	6,578,789
Kambi Group PLC (a)	39,800	538,279
Las Vegas Sands Corp.	9,100	594,321
Melco Crown Entertainment Ltd. sponsored ADR	28,700	578,879
MGM Mirage, Inc.	55,000	1,708,300
Penn National Gaming, Inc. (a)	181,300	5,408,179
Planet Fitness, Inc. (a)	84,033	6,789,026
Royal Caribbean Cruises Ltd.	28,974	3,392,276
Shake Shack, Inc. Class A (a)	35,008	2,361,290
Starbucks Corp.	213,475	18,109,084
Vail Resorts, Inc.	12,409	2,910,035
Wynn Resorts Ltd.	57,227	7,219,758
Yum China Holdings, Inc.	20,400	878,628
		65,501,173
Household Durables - 0.0%
Sony Corp. sponsored ADR	19,800	1,389,564
Internet & Direct Marketing Retail - 9.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	133,938	27,670,251
Amazon.com, Inc. (a)	98,756	198,373,152
Delivery Hero AG (a)(c)	9,400	725,793
MakeMyTrip Ltd. (a)	23,700	545,100
MercadoLibre, Inc. (a)	12,664	8,396,232
Ocado Group PLC (a)	48,723	787,184
Pinduoduo, Inc. ADR (a)	267,336	9,415,574
The Booking Holdings, Inc. (a)	12,152	22,244,844
The RealReal, Inc. (b)	332,893	4,816,962
Wayfair LLC Class A (a)	53,379	5,001,612
		277,976,704
Leisure Products - 0.1%
Mattel, Inc. (a)(b)	190,300	2,784,089
Multiline Retail - 0.9%
Dollar General Corp.	17,804	2,731,312
Dollar Tree, Inc. (a)	206,098	17,944,953
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	14,495	768,815
Target Corp.	28,800	3,189,312
		24,634,392
Specialty Retail - 3.5%
American Eagle Outfitters, Inc. (b)	143,943	2,072,779
Best Buy Co., Inc.	29,300	2,481,417
Burlington Stores, Inc. (a)	35,132	7,640,156
Carvana Co. Class A (a)	100,406	7,957,176
Dick's Sporting Goods, Inc.	29,600	1,309,208
Five Below, Inc. (a)	30,637	3,468,721
Floor & Decor Holdings, Inc. Class A (a)	124,196	6,124,105
L Brands, Inc.	53,900	1,248,324
Lowe's Companies, Inc.	271,058	31,507,782
RH (a)	52,499	10,959,166
The Home Depot, Inc.	107,484	24,517,100
Urban Outfitters, Inc. (a)	38,100	975,360
		100,261,294
Textiles, Apparel & Luxury Goods - 3.1%
adidas AG	28,001	8,875,379
Allbirds, Inc. (a)(d)(e)	11,760	133,711
Anta Sports Products Ltd.	88,000	766,144
Aritzia LP (a)	48,500	917,300
Burberry Group PLC	63,693	1,642,602
Capri Holdings Ltd. (a)	23,454	702,682
Crocs, Inc. (a)	101,923	3,863,901
Deckers Outdoor Corp. (a)	16,063	3,066,587
lululemon athletica, Inc. (a)	117,674	28,169,979
LVMH Moet Hennessy Louis Vuitton SE	9,002	3,920,122
Moncler SpA	82,314	3,560,323
NIKE, Inc. Class B	281,003	27,060,589
PVH Corp.	67,792	5,909,429
		88,588,748

TOTAL CONSUMER DISCRETIONARY		616,042,406

CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 0.4%
BJ's Wholesale Club Holdings, Inc. (a)	125,126	2,567,586
Costco Wholesale Corp.	24,641	7,528,318
Kroger Co.	57,600	1,547,136
		11,643,040
Food Products - 0.0%
Tyson Foods, Inc. Class A	7,635	630,880
Household Products - 0.1%
Energizer Holdings, Inc.	34,282	1,585,885
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	20,491	3,999,024
Herbalife Nutrition Ltd. (a)	67,300	2,614,605
		6,613,629
Tobacco - 0.9%
Altria Group, Inc.	456,107	21,678,766
JUUL Labs, Inc. Class A (a)(d)(e)	23,134	2,795,281
		24,474,047

TOTAL CONSUMER STAPLES		44,947,481

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Hess Corp.	18,792	1,063,063
Reliance Industries Ltd.	595,642	11,716,276
		12,779,339
FINANCIALS - 1.3%
Banks - 0.6%
Bank of America Corp.	279,439	9,173,982
Citigroup, Inc.	73,600	5,476,576
Kotak Mahindra Bank Ltd.	84,202	1,986,624
		16,637,182
Capital Markets - 0.4%
Goldman Sachs Group, Inc.	6,000	1,426,500
HDFC Asset Management Co. Ltd. (c)	110	4,863
London Stock Exchange Group PLC	16,837	1,739,949
Moody's Corp.	7,829	2,010,409
MSCI, Inc.	13,558	3,874,876
S&P Global, Inc.	746	219,123
XP, Inc. Class A (a)	17,600	706,464
		9,982,184
Consumer Finance - 0.0%
Capital One Financial Corp.	10,400	1,037,920
Insurance - 0.2%
eHealth, Inc. (a)	64,677	6,801,433
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	65,160	2,196,073
LendingTree, Inc. (a)	900	280,080
		2,476,153

TOTAL FINANCIALS		36,934,872

HEALTH CARE - 11.8%
Biotechnology - 3.8%
AbbVie, Inc.	134,719	10,914,933
ACADIA Pharmaceuticals, Inc. (a)	26,788	1,069,913
Acceleron Pharma, Inc. (a)	33,911	3,078,441
Agios Pharmaceuticals, Inc. (a)	36,192	1,763,636
Aimmune Therapeutics, Inc. (a)(b)	63,136	1,960,373
Alexion Pharmaceuticals, Inc. (a)	120,939	12,020,127
Allakos, Inc. (a)(b)	6,648	479,986
Alnylam Pharmaceuticals, Inc. (a)	75,034	8,613,153
Arcutis Biotherapeutics, Inc. (a)	35,300	769,540
Argenx SE ADR (a)	5,847	843,664
Ascendis Pharma A/S sponsored ADR (a)	35,398	4,782,270
Aurinia Pharmaceuticals, Inc. (a)	48,200	882,060
BeiGene Ltd. (a)	49,000	570,691
BeiGene Ltd. ADR (a)	13,055	1,989,060
BioNTech SE ADR (a)	23,300	680,593
Black Diamond Therapeutics, Inc. (a)	15,400	577,500
bluebird bio, Inc. (a)	30,132	2,401,219
Bridgebio Pharma, Inc.	13,081	451,164
Cibus Corp.:
Series C (a)(d)(e)(f)	133,810	239,679
Series D (a)(d)(e)(f)	134,400	168,000
Coherus BioSciences, Inc. (a)	47,007	848,006
Crinetics Pharmaceuticals, Inc. (a)	26,731	574,182
FibroGen, Inc. (a)	43,128	1,804,907
Global Blood Therapeutics, Inc. (a)	63,036	4,113,729
Intercept Pharmaceuticals, Inc. (a)	25,941	2,397,208
Ionis Pharmaceuticals, Inc. (a)	17,115	998,147
Karuna Therapeutics, Inc. (a)	16,500	1,566,015
Mirati Therapeutics, Inc. (a)	5,300	460,199
Morphic Holding, Inc.	15,348	308,495
Neurocrine Biosciences, Inc. (a)	49,409	4,944,853
Principia Biopharma, Inc. (a)	16,444	865,777
Regeneron Pharmaceuticals, Inc. (a)	15,300	5,170,482
Sage Therapeutics, Inc. (a)	44,929	2,977,894
Sarepta Therapeutics, Inc. (a)	49,324	5,719,611
Seattle Genetics, Inc. (a)	8,300	899,637
Turning Point Therapeutics, Inc.	50,635	2,962,148
Vertex Pharmaceuticals, Inc. (a)	63,890	14,506,225
Xencor, Inc. (a)	32,717	1,110,415
Zai Lab Ltd. ADR (a)	42,327	2,158,254
		108,642,186
Health Care Equipment & Supplies - 3.3%
Axonics Modulation Technologies, Inc. (a)(b)	34,628	1,005,251
Becton, Dickinson & Co.	10,156	2,794,728
Boston Scientific Corp. (a)	734,200	30,740,954
Danaher Corp.	41,278	6,640,392
DexCom, Inc. (a)	36,105	8,692,279
Edwards Lifesciences Corp. (a)	14,841	3,262,942
Hoya Corp.	2,900	277,546
Insulet Corp. (a)	25,584	4,964,319
Intuitive Surgical, Inc. (a)	49,342	27,620,665
Novocure Ltd. (a)	24,903	2,028,598
Shockwave Medical, Inc. (a)	69,277	3,008,007
Tandem Diabetes Care, Inc. (a)	54,398	4,136,424
		95,172,105
Health Care Providers & Services - 2.2%
1Life Healthcare, Inc. (a)	21,600	476,712
Centene Corp. (a)	28,600	1,796,366
Cigna Corp.	18,500	3,559,030
Guardant Health, Inc. (a)	32,835	2,496,773
Humana, Inc.	24,682	8,299,076
Notre Dame Intermedica Participacoes SA	92,500	1,516,468
UnitedHealth Group, Inc.	169,620	46,212,969
		64,357,394
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (a)	23,496	2,147,299
Adaptive Biotechnologies Corp.	8,757	261,878
IQVIA Holdings, Inc. (a)	12,282	1,906,781
Thermo Fisher Scientific, Inc.	38,868	12,173,069
		16,489,027
Pharmaceuticals - 1.9%
AstraZeneca PLC sponsored ADR	240,870	11,730,369
Axsome Therapeutics, Inc. (a)(b)	5,900	512,238
Bristol-Myers Squibb Co.	260,811	16,418,052
Eli Lilly & Co.	20,800	2,904,512
Hansoh Pharmaceutical Group Co. Ltd. (c)	262,000	927,571
Horizon Pharma PLC (a)	46,745	1,612,235
Intra-Cellular Therapies, Inc. (a)	41,400	939,366
MyoKardia, Inc. (a)	8,074	549,274
Nektar Therapeutics (a)	88,463	1,759,529
OptiNose, Inc. (a)	67,627	529,519
Roche Holding AG (participation certificate)	7,524	2,524,066
Sanofi SA sponsored ADR	47,000	2,268,690
Zoetis, Inc. Class A	91,752	12,314,036
Zogenix, Inc. (a)	14,569	733,841
		55,723,298

TOTAL HEALTH CARE		340,384,010

INDUSTRIALS - 7.3%
Aerospace & Defense - 1.2%
Airbus Group NV	1,900	279,042
Lockheed Martin Corp.	38,944	16,672,705
Northrop Grumman Corp.	14,090	5,277,691
The Boeing Co.	39,323	12,515,331
		34,744,769
Airlines - 0.3%
Spirit Airlines, Inc. (a)	181,814	7,467,101
United Continental Holdings, Inc. (a)	3,700	276,760
		7,743,861
Commercial Services & Supplies - 0.1%
HomeServe PLC	139,642	2,363,973
Electrical Equipment - 0.0%
Generac Holdings, Inc. (a)	5,100	528,309
Rockwell Automation, Inc.	3,900	747,474
		1,275,783
Industrial Conglomerates - 1.7%
General Electric Co.	3,393,677	42,251,279
Honeywell International, Inc.	38,621	6,689,930
		48,941,209
Machinery - 0.1%
Fanuc Corp.	2,400	437,112
Fortive Corp.	13,400	1,004,062
Rational AG	1,245	938,231
		2,379,405
Professional Services - 0.1%
Equifax, Inc.	24,593	3,686,491
Road & Rail - 3.8%
Knight-Swift Transportation Holdings, Inc. Class A	143,856	5,334,180
Lyft, Inc. (b)	1,296,660	61,565,417
Uber Technologies, Inc.	1,195,577	43,387,489
		110,287,086

TOTAL INDUSTRIALS		211,422,577

INFORMATION TECHNOLOGY - 37.0%
Electronic Equipment & Components - 0.3%
CDW Corp.	2,100	273,945
Flextronics International Ltd. (a)	145,100	1,908,065
II-VI, Inc. (a)(b)	170,600	5,740,690
		7,922,700
IT Services - 7.2%
Akamai Technologies, Inc. (a)	63,777	5,953,583
Black Knight, Inc. (a)	45,728	3,060,118
Endava PLC ADR (a)	30,346	1,401,075
Fidelity National Information Services, Inc.	19,189	2,756,692
Fiserv, Inc. (a)	13,676	1,622,110
MasterCard, Inc. Class A	185,598	58,637,832
MongoDB, Inc. Class A (a)	15,739	2,579,779
Okta, Inc. (a)	37,120	4,753,216
PagSeguro Digital Ltd. (a)	15,900	516,591
PayPal Holdings, Inc. (a)	231,897	26,410,749
Riskified Ltd. (d)(e)	900	203,370
Riskified Ltd. warrants (a)(d)(e)	273	0
Shopify, Inc. Class A (a)	23,382	10,889,397
Square, Inc. (a)	12,200	911,218
Twilio, Inc. Class A (a)(b)	87,953	10,936,076
Visa, Inc. Class A	389,854	77,569,250
		208,201,056
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices, Inc. (a)	351,229	16,507,763
Ambarella, Inc. (a)	13,800	816,132
Applied Materials, Inc.	56,826	3,295,340
ASML Holding NV	10,074	2,827,369
Enphase Energy, Inc. (a)(b)	18,300	576,816
Lam Research Corp.	70,237	20,945,376
Marvell Technology Group Ltd.	2,400,168	57,700,039
Micron Technology, Inc. (a)	509,299	27,038,684
NVIDIA Corp.	305,816	72,304,077
NXP Semiconductors NV	293,300	37,208,038
Qualcomm, Inc.	392,957	33,523,162
Skyworks Solutions, Inc.	21,500	2,432,725
SolarEdge Technologies, Inc. (a)	22,300	2,182,278
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	38,262	2,063,852
Universal Display Corp.	11,990	2,112,278
		281,533,929
Software - 11.8%
Adobe, Inc. (a)	120,833	42,429,300
Alteryx, Inc. Class A (a)(b)	2,300	320,781
Anaplan, Inc. (a)	15,200	875,368
Autodesk, Inc. (a)	1,500	295,275
Ceridian HCM Holding, Inc. (a)	4,200	307,818
Cloudflare, Inc.	30,300	514,100
Coupa Software, Inc. (a)	15,122	2,436,910
Elastic NV (a)	61,752	4,006,470
Fair Isaac Corp. (a)	4,200	1,689,996
HubSpot, Inc. (a)	20,567	3,721,393
Lightspeed POS, Inc. (a)	120,081	3,901,680
LivePerson, Inc. (a)	40,583	1,664,309
Microsoft Corp.	873,316	148,664,583
Nutanix, Inc. Class A (a)	10,503	341,032
Paycom Software, Inc. (a)	24,041	7,648,885
RingCentral, Inc. (a)	37,884	7,788,193
Salesforce.com, Inc. (a)	478,246	87,189,028
ServiceNow, Inc. (a)	25,278	8,549,778
The Trade Desk, Inc. (a)	22,825	6,144,034
Workday, Inc. Class A (a)	62,617	11,560,977
		340,049,910
Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.	703,342	217,691,372
Pure Storage, Inc. Class A (a)	63,000	1,121,400
Western Digital Corp.	120,180	7,871,790
		226,684,562

TOTAL INFORMATION TECHNOLOGY		1,064,392,157

MATERIALS - 0.1%
Chemicals - 0.1%
Air Products & Chemicals, Inc.	1,200	286,452
Livent Corp. (a)	29,700	279,477
Olin Corp.	18,300	272,121
The Chemours Co. LLC	208,172	2,887,346
		3,725,396
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Ant International Co. Ltd. Class C (a)(d)(e)	274,458	2,228,599
Real Estate Management & Development - 0.1%
Redfin Corp. (a)(b)	132,000	3,211,560

TOTAL REAL ESTATE		5,440,159

UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy, Inc.	6,591	1,767,706
ORSTED A/S (c)	2,884	315,028
		2,082,734
TOTAL COMMON STOCKS
(Cost $2,094,776,020)		2,818,224,474

Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc.:
Series C (a)(d)(e)	3,178,083	770,685
Series D (d)(e)	5,904,173	1,431,762
Topgolf International, Inc. Series F (a)(d)(e)	9,181	135,512
		2,337,959
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series E (a)(d)(e)	11,802	231,319
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(d)(e)	4,640	52,757
Series B (a)(d)(e)	815	9,267
Series C (a)(d)(e)	7,790	88,572
Series Seed (a)(d)(e)	2,495	28,368
		178,964

TOTAL CONSUMER DISCRETIONARY		2,748,242

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Blink Health LLC Series C (d)(e)	7,913	302,087
Roofoods Ltd. Series F (a)(d)(e)	337	169,275
Sweetgreen, Inc.:
Series C (d)(e)	1,240	18,290
Series D (d)(e)	19,947	294,218
Series H (a)(d)(e)	211,642	3,121,720
Series I (d)(e)	47,013	693,442
		4,599,032
Food Products - 0.0%
Agbiome LLC Series C (a)(d)(e)	68,700	612,804
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(d)(e)	12,508	1,511,342

TOTAL CONSUMER STAPLES		6,723,178

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. Series D (d)(e)	47,507	458,918
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(d)(e)	6,504	90,926
Generation Bio:
Series B (a)(d)(e)	22,400	142,240
Series C (d)(e)	44,000	246,022
Nuvation Bio, Inc. Series A (d)(e)(g)	658,600	508,031
		987,219
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.1%
ContextLogic, Inc. Series G (a)(d)(e)	2,862	420,600
Starry, Inc.:
Series C (a)(d)(e)	158,250	226,298
Series D (d)(e)	296,910	424,581
		1,071,479
IT Services - 0.0%
Riskified Ltd. Series E (d)(e)	1,300	309,218
Software - 0.1%
ACV Auctions, Inc. Series E (d)(e)	76,518	423,160
Bird Rides, Inc.:
Series C (a)(d)(e)	146,154	1,887,974
Series D (d)(e)	22,200	286,773
Compass, Inc. Series E (a)(d)(e)	1,181	186,614
UiPath, Inc.:
Series A1 (d)(e)	9,939	410,183
Series B1 (d)(e)	495	20,429
Series B2 (d)(e)	2,466	101,772
		3,316,905

TOTAL INFORMATION TECHNOLOGY		4,697,602

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $13,495,713)		15,615,159

Money Market Funds - 4.6%
Fidelity Cash Central Fund 1.58% (h)	47,965,206	47,974,800
Fidelity Securities Lending Cash Central Fund 1.59% (h)(i)	84,303,883	84,312,313
TOTAL MONEY MARKET FUNDS
(Cost $132,287,113)		132,287,113
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $2,240,558,846)		2,966,126,746
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(86,683,214)
NET ASSETS - 100%		$2,879,443,532

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,973,255 or 0.1% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,383,799 or 0.7% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$90,303
ACV Auctions, Inc. Series E	11/6/19	$423,160
Agbiome LLC Series C	6/29/18	$435,125
Allbirds, Inc.	10/9/18	$128,974
Allbirds, Inc. Series A	10/9/18	$50,888
Allbirds, Inc. Series B	10/9/18	$8,938
Allbirds, Inc. Series C	10/9/18	$85,434
Allbirds, Inc. Series Seed	10/9/18	$27,363
Ant International Co. Ltd. Class C	5/16/18	$1,539,709
Bird Rides, Inc. Series C	12/21/18	$1,716,652
Bird Rides, Inc. Series D	9/30/19	$286,773
Blink Health LLC Series C	11/7/19	$302,087
Cibus Corp. Series C	2/16/18	$281,001
Cibus Corp. Series D	5/10/19	168,000
Compass, Inc. Series E	11/3/17	$79,692
ContextLogic, Inc. Series G	10/24/17	$385,033
Generation Bio Series B	2/21/18	$204,864
Generation Bio Series C	1/9/20	$246,022
JUUL Labs, Inc. Class A	12/20/17 - 7/6/18	$645,585
JUUL Labs, Inc. Series E	12/20/17 - 7/6/18	$342,963
Neutron Holdings, Inc. Series C	7/3/18	$581,081
Neutron Holdings, Inc. Series D	1/25/19	$1,431,762
Nuvation Bio, Inc. Series A	6/17/19	$508,030
Riskified Ltd.	12/20/19	$203,370
Riskified Ltd. Series E	10/28/19	$309,218
Riskified Ltd. warrants	10/28/19	$--
Roofoods Ltd. Series F	9/12/17	$119,153
Sonder Holdings, Inc. Series D	5/21/19	$498,633
Starry, Inc. Series C	12/8/17	$145,907
Starry, Inc. Series D	3/6/19	$424,581
Sweetgreen, Inc. Series C	9/13/19	$21,204
Sweetgreen, Inc. Series D	9/13/19	$341,094
Sweetgreen, Inc. Series H	11/9/18	$2,759,812
Sweetgreen, Inc. Series I	9/13/19	$803,922
The Honest Co., Inc. Series E	9/28/17	$231,376
Topgolf International, Inc. Series F	11/10/17	$127,005
UiPath, Inc. Series A1	6/14/19	$391,117
UiPath, Inc. Series B1	6/14/19	$19,479
UiPath, Inc. Series B2	6/14/19	$97,041

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$369,830
Fidelity Securities Lending Cash Central Fund	554,960
Total	$924,790

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$480,073,343	$465,341,838	$14,731,505	$--
Consumer Discretionary	618,790,648	610,671,489	5,237,206	2,881,953
Consumer Staples	51,670,659	42,152,200	--	9,518,459
Energy	12,779,339	1,063,063	11,716,276	--
Financials	37,393,790	31,007,363	5,927,509	458,918
Health Care	341,371,229	335,676,457	4,299,874	1,394,898
Industrials	211,422,577	210,706,423	716,154	--
Information Technology	1,069,089,759	1,063,674,687	514,100	4,900,972
Materials	3,725,396	3,725,396	--	--
Real Estate	5,440,159	3,211,560	--	2,228,599
Utilities	2,082,734	2,082,734	--	--
Money Market Funds	132,287,113	132,287,113	--	--
Total Investments in Securities:	$2,966,126,746	$2,901,600,323	$43,142,624	$21,383,799

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $82,900,891) — See accompanying schedule: Unaffiliated issuers (cost $2,108,271,733)	$2,833,839,633
Fidelity Central Funds (cost $132,287,113)	132,287,113
Total Investment in Securities (cost $2,240,558,846)		$2,966,126,746
Cash		186,968
Foreign currency held at value (cost $23)		23
Receivable for investments sold		8,070,135
Receivable for fund shares sold		3,928,393
Dividends receivable		604,847
Distributions receivable from Fidelity Central Funds		101,728
Other receivables		34,647
Total assets		2,979,053,487
Liabilities
Payable for investments purchased
Regular delivery	$9,730,689
Delayed delivery	254,015
Payable for fund shares redeemed	4,108,207
Accrued management fee	1,080,322
Other payables and accrued expenses	122,597
Collateral on securities loaned	84,314,125
Total liabilities		99,609,955
Net Assets		$2,879,443,532
Net Assets consist of:
Paid in capital		$2,199,924,811
Total accumulated earnings (loss)		679,518,721
Net Assets		$2,879,443,532
Net Asset Value, offering price and redemption price per share ($2,879,443,532 ÷ 185,139,809 shares)		$15.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$7,749,631
Income from Fidelity Central Funds (including $554,960 from security lending)		924,790
Total income		8,674,421
Expenses
Management fee	$5,578,176
Independent trustees' fees and expenses	7,173
Commitment fees	2,841
Total expenses before reductions	5,588,190
Expense reductions	(44,680)
Total expenses after reductions		5,543,510
Net investment income (loss)		3,130,911
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,288,002
Fidelity Central Funds	167
Foreign currency transactions	(6,407)
Total net realized gain (loss)		22,281,762
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $122,623)	315,696,821
Assets and liabilities in foreign currencies	2,236
Total change in net unrealized appreciation (depreciation)		315,699,057
Net gain (loss)		337,980,819
Net increase (decrease) in net assets resulting from operations		$341,111,730

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,130,911	$6,471,231
Net realized gain (loss)	22,281,762	(52,938,435)
Change in net unrealized appreciation (depreciation)	315,699,057	203,296,824
Net increase (decrease) in net assets resulting from operations	341,111,730	156,829,620
Distributions to shareholders	(7,277,415)	(7,070,490)
Share transactions
Proceeds from sales of shares	485,529,325	912,565,199
Reinvestment of distributions	7,277,415	7,070,490
Cost of shares redeemed	(237,434,239)	(459,202,456)
Net increase (decrease) in net assets resulting from share transactions	255,372,501	460,433,233
Total increase (decrease) in net assets	589,206,816	610,192,363
Net Assets
Beginning of period	2,290,236,716	1,680,044,353
End of period	$2,879,443,532	$2,290,236,716
Other Information
Shares
Sold	34,067,679	72,428,803
Issued in reinvestment of distributions	517,651	568,533
Redeemed	(16,795,163)	(37,024,976)
Net increase (decrease)	17,790,167	35,972,360

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Blue Chip Growth K6 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.69	$12.79	$10.32	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.04	.05C	–D
Net realized and unrealized gain (loss)	1.88	.91	2.44	.32
Total from investment operations	1.90	.95	2.49	.32
Distributions from net investment income	(.04)	(.05)	(.01)	–
Distributions from net realized gain	–D	–	–D	–
Total distributions	(.04)	(.05)	(.02)E	–
Net asset value, end of period	$15.55	$13.69	$12.79	$10.32
Total ReturnF,G	13.93%	7.48%	24.10%	3.20%
Ratios to Average Net AssetsH,I
Expenses before reductions	.45%J	.45%	.45%	.45%J
Expenses net of fee waivers, if any	.45%J	.45%	.45%	.45%J
Expenses net of all reductions	.45%J	.45%	.45%	.45%J
Net investment income (loss)	.25%J	.34%	.45%C	(.24)%J
Supplemental Data
Net assets, end of period (000 omitted)	$2,879,444	$2,290,237	$1,680,044	$180,223
Portfolio turnover rateK	37%J,L	51%L	40%L	3%L,M

 A For the period May 25, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%.

 D Amount represents less than $.005 per share.

 E Total distributions of $.02 per share is comprised of distributions from net investment income of $.013 and distributions from net realized gain of $.002 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity Blue Chip Growth K6 Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$756,026,239
Gross unrealized depreciation	(37,286,170)
Net unrealized appreciation (depreciation)	$718,740,069
Tax cost	$2,247,386,677

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(53,083,216)
Long-term	(5,670,745)
Total capital loss carryforward	$(58,753,961)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $407,679 in this Subsidiary, representing .01% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $621,046,689 and $450,358,323, respectively.

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $61,760,524 in exchange for 4,643,747 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $393,959,653 in exchange for 30,892,923 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Blue Chip Growth K6 Fund	$12,904

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $13,472.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,841 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $58,223. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $85,144 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $44,379 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $301.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Actual	.45%	$1,000.00	$1,139.30	$2.42
Hypothetical-C		$1,000.00	$1,022.87	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Blue Chip Growth K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Blue Chip Growth K6 Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Blue Chip Growth K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

BCFK6-SANN-0320
1.9884006.102

Fidelity® Blue Chip Growth Fund

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Apple, Inc.	7.6
Alphabet, Inc. Class A	7.4
Amazon.com, Inc.	7.0
Microsoft Corp.	6.0
Facebook, Inc. Class A	4.0
Salesforce.com, Inc.	2.9
Visa, Inc. Class A	2.6
NVIDIA Corp.	2.4
Marvell Technology Group Ltd.	2.1
MasterCard, Inc. Class A	1.9
43.9

Top Five Market Sectors as of January 31, 2020

% of fund's net assets
Information Technology	37.8
Consumer Discretionary	21.9
Communication Services	16.2
Health Care	11.9
Industrials	7.3

Asset Allocation (% of fund's net assets)

As of January 31, 2020*
Stocks	97.6%
Convertible Securities	2.4%

 * Foreign investments - 9.7%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 16.2%
Entertainment - 3.5%
Activision Blizzard, Inc.	3,913,538	$228,864
Bilibili, Inc. ADR (a)	278,100	5,993
Netflix, Inc. (a)	1,289,575	445,019
Roku, Inc. Class A (a)(b)	408,329	49,387
Sea Ltd. ADR (a)(b)	3,982,208	180,155
Take-Two Interactive Software, Inc. (a)	228,457	28,475
The Walt Disney Co.	749,401	103,650
WME Entertainment Parent, LLC Class A (a)(c)(d)(e)	9,962,399	29,588
		1,071,131
Interactive Media & Services - 12.5%
Alphabet, Inc.:
Class A (a)	1,563,418	2,240,034
Class C (a)	59,215	84,928
CarGurus, Inc. Class A (a)	336,151	11,984
Facebook, Inc. Class A (a)	6,085,361	1,228,695
Match Group, Inc. (a)(b)	734,561	57,457
Snap, Inc. Class A (a)	530,600	9,752
Tencent Holdings Ltd.	3,167,700	151,068
		3,783,918
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	736,274	58,306

TOTAL COMMUNICATION SERVICES		4,913,355

CONSUMER DISCRETIONARY - 21.6%
Automobiles - 1.8%
Ferrari NV	34,659	5,851
Tesla, Inc. (a)(b)	829,681	539,766
		545,617
Diversified Consumer Services - 0.1%
Afya Ltd.	451,499	13,482
GSX Techedu, Inc. ADR (a)	192,000	6,276
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	119,300	14,501
		34,259
Hotels, Restaurants & Leisure - 2.3%
Aristocrat Leisure Ltd.	247,115	5,893
Chipotle Mexican Grill, Inc. (a)	73,479	63,689
Churchill Downs, Inc.	115,578	16,687
Eldorado Resorts, Inc. (a)	1,237,900	74,002
Kambi Group PLC (a)	455,910	6,166
Las Vegas Sands Corp.	96,600	6,309
Melco Crown Entertainment Ltd. sponsored ADR	304,100	6,134
MGM Mirage, Inc.	613,092	19,043
Penn National Gaming, Inc. (a)	2,041,209	60,889
Planet Fitness, Inc. (a)	899,997	72,711
Royal Caribbean Cruises Ltd.	295,892	34,643
Shake Shack, Inc. Class A (a)(b)	351,085	23,681
Starbucks Corp.	2,281,700	193,557
Vail Resorts, Inc.	129,015	30,255
Wynn Resorts Ltd.	592,083	74,697
Yum China Holdings, Inc.	216,400	9,320
		697,676
Household Durables - 0.0%
Sony Corp. sponsored ADR	217,100	15,236
Internet & Direct Marketing Retail - 9.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,211,882	250,363
Amazon.com, Inc. (a)	1,056,657	2,122,528
Delivery Hero AG (a)(f)	101,065	7,803
MakeMyTrip Ltd. (a)	253,300	5,826
MercadoLibre, Inc. (a)	131,087	86,911
Ocado Group PLC (a)	561,714	9,075
Pinduoduo, Inc. ADR (a)	2,694,114	94,887
The Booking Holdings, Inc. (a)	126,566	231,685
The Honest Co., Inc. (a)(d)(e)	150,143	2,049
The RealReal, Inc. (b)	3,622,947	52,424
Wayfair LLC Class A (a)	605,781	56,762
		2,920,313
Leisure Products - 0.2%
Mattel, Inc. (a)(b)	1,905,200	27,873
Peloton Interactive, Inc.	1,341,716	41,247
		69,120
Multiline Retail - 0.9%
Dollar General Corp.	185,138	28,402
Dollar Tree, Inc. (a)	2,193,834	191,017
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	145,347	7,709
Target Corp.	297,000	32,890
		260,018
Specialty Retail - 3.4%
American Eagle Outfitters, Inc. (b)	1,614,927	23,255
Best Buy Co., Inc.	293,800	24,882
Burlington Stores, Inc. (a)	357,315	77,705
Carvana Co. Class A (a)(b)	1,063,854	84,310
Dick's Sporting Goods, Inc.	317,700	14,052
Five Below, Inc. (a)	313,803	35,529
Floor & Decor Holdings, Inc. Class A (a)	1,321,981	65,187
L Brands, Inc.	572,800	13,266
Lowe's Companies, Inc.	2,766,053	321,526
RH (a)(b)	628,902	131,283
The Home Depot, Inc.	1,089,039	248,410
Urban Outfitters, Inc. (a)	422,500	10,816
		1,050,221
Textiles, Apparel & Luxury Goods - 3.3%
adidas AG	282,909	89,673
Allbirds, Inc. (a)(d)(e)	181,080	2,059
Anta Sports Products Ltd.	945,000	8,227
Aritzia LP (a)	516,900	9,776
Burberry Group PLC	719,351	18,552
Capri Holdings Ltd. (a)	273,333	8,189
Crocs, Inc. (a)	1,026,941	38,931
Deckers Outdoor Corp. (a)	165,742	31,642
lululemon athletica, Inc. (a)	1,484,090	355,276
LVMH Moet Hennessy Louis Vuitton SE	96,037	41,821
Moncler SpA	862,163	37,291
NIKE, Inc. Class B	2,867,858	276,175
PVH Corp.	688,531	60,019
Tory Burch LLC (a)(c)(d)(e)	293,611	15,268
		992,899

TOTAL CONSUMER DISCRETIONARY		6,585,359

CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 0.4%
BJ's Wholesale Club Holdings, Inc. (a)	1,456,715	29,892
Costco Wholesale Corp.	244,138	74,589
Kroger Co.	631,200	16,954
		121,435
Household Products - 0.1%
Energizer Holdings, Inc.	338,504	15,659
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	192,883	37,643
Herbalife Nutrition Ltd. (a)	729,200	28,329
		65,972
Tobacco - 0.7%
Altria Group, Inc.	4,575,918	217,493
JUUL Labs, Inc.:
Class A (a)(d)(e)	21,148	2,555
Class B (a)(d)(e)	6,625	800
		220,848

TOTAL CONSUMER STAPLES		423,914

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Hess Corp.	181,029	10,241
Reliance Industries Ltd.	6,374,938	125,395
		135,636
FINANCIALS - 1.2%
Banks - 0.5%
Bank of America Corp.	2,200,390	72,239
Citigroup, Inc.	780,600	58,084
Kotak Mahindra Bank Ltd.	900,886	21,255
		151,578
Capital Markets - 0.3%
Goldman Sachs Group, Inc.	63,600	15,121
HDFC Asset Management Co. Ltd. (f)	1,726	76
London Stock Exchange Group PLC	163,742	16,921
Moody's Corp.	76,806	19,723
MSCI, Inc.	144,987	41,437
XP, Inc. Class A (a)	196,200	7,875
		101,153
Consumer Finance - 0.1%
Capital One Financial Corp.	114,600	11,437
Oportun Financial Corp.	322,920	6,455
		17,892
Insurance - 0.2%
eHealth, Inc. (a)	679,778	71,485
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	697,722	23,515
LendingTree, Inc. (a)	10,100	3,143
		26,658

TOTAL FINANCIALS		368,766

HEALTH CARE - 11.8%
Biotechnology - 3.8%
AbbVie, Inc.	1,429,358	115,807
ACADIA Pharmaceuticals, Inc. (a)	250,911	10,021
Acceleron Pharma, Inc. (a)	387,438	35,172
Agios Pharmaceuticals, Inc. (a)	370,435	18,051
Aimmune Therapeutics, Inc. (a)(b)	640,637	19,892
Alexion Pharmaceuticals, Inc. (a)	1,223,062	121,560
Allakos, Inc. (a)(b)	78,829	5,691
Alnylam Pharmaceuticals, Inc. (a)	795,750	91,344
Arcutis Biotherapeutics, Inc. (a)	374,300	8,160
Argenx SE ADR (a)	66,816	9,641
Ascendis Pharma A/S sponsored ADR (a)	394,759	53,332
Aurinia Pharmaceuticals, Inc. (a)	539,400	9,871
BeiGene Ltd. (a)	578,000	6,732
BeiGene Ltd. ADR (a)	134,426	20,481
BioNTech SE ADR (a)	262,282	7,661
Black Diamond Therapeutics, Inc. (a)	164,000	6,150
bluebird bio, Inc. (a)	308,787	24,607
Bridgebio Pharma, Inc.	157,585	5,435
Cibus Corp.:
Series C (a)(c)(d)(e)	3,045,600	5,093
Series D (a)(c)(d)(e)	1,716,640	2,146
Coherus BioSciences, Inc. (a)	562,153	10,141
Crinetics Pharmaceuticals, Inc. (a)	320,794	6,891
CytomX Therapeutics, Inc. (a)(f)	378,621	2,809
FibroGen, Inc. (a)	429,312	17,967
Global Blood Therapeutics, Inc. (a)	673,713	43,967
Intercept Pharmaceuticals, Inc. (a)	316,874	29,282
Ionis Pharmaceuticals, Inc. (a)	152,754	8,909
Karuna Therapeutics, Inc. (a)	185,300	17,587
Mirati Therapeutics, Inc. (a)	57,600	5,001
Morphic Holding, Inc.	182,958	3,677
Neurocrine Biosciences, Inc. (a)	528,157	52,858
Principia Biopharma, Inc. (a)	188,260	9,912
Regeneron Pharmaceuticals, Inc. (a)	160,100	54,104
Sage Therapeutics, Inc. (a)	558,590	37,023
Sarepta Therapeutics, Inc. (a)	524,806	60,857
Seattle Genetics, Inc. (a)	89,700	9,723
Turning Point Therapeutics, Inc.	539,516	31,562
Vertex Pharmaceuticals, Inc. (a)	643,890	146,195
Xencor, Inc. (a)	403,305	13,688
Zai Lab Ltd. ADR (a)	501,698	25,582
		1,164,582
Health Care Equipment & Supplies - 3.2%
Axonics Modulation Technologies, Inc. (a)(b)	393,389	11,420
Becton, Dickinson & Co.	107,318	29,532
Boston Scientific Corp. (a)	7,439,077	311,474
Danaher Corp.	428,780	68,978
DexCom, Inc. (a)	387,413	93,270
Edwards Lifesciences Corp. (a)	105,500	23,195
Hoya Corp.	32,200	3,082
Insulet Corp. (a)	310,191	60,189
Intuitive Surgical, Inc. (a)	504,269	282,280
Novocure Ltd. (a)	257,994	21,016
Shockwave Medical, Inc. (a)	794,845	34,512
Tandem Diabetes Care, Inc. (a)	553,598	42,096
		981,044
Health Care Providers & Services - 2.2%
1Life Healthcare, Inc. (a)	229,200	5,058
Centene Corp. (a)	279,400	17,549
Cigna Corp.	186,900	35,956
Guardant Health, Inc. (a)(b)	333,527	25,361
Humana, Inc.	266,539	89,621
Notre Dame Intermedica Participacoes SA	989,000	16,214
UnitedHealth Group, Inc.	1,800,033	490,419
		680,178
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (a)	229,289	20,955
Adaptive Biotechnologies Corp. (b)	104,856	3,136
IQVIA Holdings, Inc. (a)	123,172	19,122
Thermo Fisher Scientific, Inc.	413,031	129,357
		172,570
Pharmaceuticals - 2.0%
AstraZeneca PLC sponsored ADR	2,553,169	124,339
Axsome Therapeutics, Inc. (a)(b)	65,000	5,643
Bristol-Myers Squibb Co.	2,728,795	171,778
Chiasma, Inc. warrants 12/16/24 (a)	55,391	62
Eli Lilly & Co.	220,800	30,833
Hansoh Pharmaceutical Group Co. Ltd. (f)	3,122,000	11,053
Horizon Pharma PLC (a)	510,556	17,609
Intra-Cellular Therapies, Inc. (a)	452,500	10,267
MyoKardia, Inc. (a)	95,612	6,504
Nektar Therapeutics (a)	864,157	17,188
OptiNose, Inc. (a)(b)	897,186	7,025
Roche Holding AG (participation certificate)	76,295	25,595
Sanofi SA sponsored ADR	523,700	25,279
Zoetis, Inc. Class A	987,611	132,547
Zogenix, Inc. (a)	170,453	8,586
		594,308

TOTAL HEALTH CARE		3,592,682

INDUSTRIALS - 7.2%
Aerospace & Defense - 1.3%
Airbus Group NV	20,600	3,025
Lockheed Martin Corp.	403,854	172,898
Northrop Grumman Corp.	150,667	56,435
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	242,545	51,905
Class C (a)(d)(e)	2,783	596
The Boeing Co.	345,104	109,836
		394,695
Airlines - 0.3%
Spirit Airlines, Inc. (a)	2,015,209	82,765
United Continental Holdings, Inc. (a)	39,300	2,940
		85,705
Commercial Services & Supplies - 0.1%
HomeServe PLC	1,467,078	24,836
Electrical Equipment - 0.0%
Generac Holdings, Inc. (a)	56,900	5,894
Rockwell Automation, Inc.	42,600	8,165
		14,059
Industrial Conglomerates - 1.7%
General Electric Co.	36,308,897	452,046
Honeywell International, Inc.	394,961	68,415
		520,461
Machinery - 0.1%
Fanuc Corp.	27,600	5,027
Fortive Corp.	151,000	11,314
Rational AG	14,536	10,954
		27,295
Professional Services - 0.1%
Equifax, Inc.	255,020	38,227
Road & Rail - 3.6%
Knight-Swift Transportation Holdings, Inc. Class A	1,682,442	62,385
Lyft, Inc. (b)	11,958,635	567,796
Uber Technologies, Inc.	12,763,054	463,171
		1,093,352

TOTAL INDUSTRIALS		2,198,630

INFORMATION TECHNOLOGY - 37.3%
Electronic Equipment & Components - 0.3%
CDW Corp.	22,700	2,961
Flextronics International Ltd. (a)	1,625,800	21,379
II-VI, Inc. (a)(b)	1,782,800	59,991
		84,331
IT Services - 7.0%
Akamai Technologies, Inc. (a)	628,853	58,703
Black Knight, Inc. (a)	481,134	32,197
Endava PLC ADR (a)	283,845	13,105
Fidelity National Information Services, Inc.	199,483	28,658
Fiserv, Inc. (a)	129,353	15,343
MasterCard, Inc. Class A	1,872,866	591,713
MongoDB, Inc. Class A (a)	184,181	30,189
Okta, Inc. (a)	370,969	47,503
PagSeguro Digital Ltd. (a)	170,100	5,527
PayPal Holdings, Inc. (a)	2,336,837	266,142
Riskified Ltd. (d)(e)	10,200	2,305
Riskified Ltd. warrants (a)(d)(e)	3,105	0
Shopify, Inc. Class A (a)	276,052	128,562
Square, Inc. (a)	130,400	9,740
Twilio, Inc. Class A (a)(b)	938,862	116,738
Visa, Inc. Class A	3,936,107	783,167
		2,129,592
Semiconductors & Semiconductor Equipment - 9.6%
Advanced Micro Devices, Inc. (a)	3,775,536	177,450
Ambarella, Inc. (a)	153,500	9,078
Applied Materials, Inc.	546,102	31,668
ASML Holding NV	105,632	29,647
Enphase Energy, Inc. (a)(b)	195,000	6,146
Lam Research Corp.	705,353	210,343
Marvell Technology Group Ltd.	26,880,415	646,205
Micron Technology, Inc. (a)	5,330,103	282,975
NVIDIA Corp.	3,080,589	728,344
NXP Semiconductors NV	3,038,544	385,470
Qualcomm, Inc.	3,831,576	326,872
Skyworks Solutions, Inc.	229,900	26,013
SolarEdge Technologies, Inc. (a)	219,100	21,441
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	379,869	20,490
Universal Display Corp.	119,837	21,112
		2,923,254
Software - 12.5%
Adobe, Inc. (a)	1,235,304	433,765
Alteryx, Inc. Class A (a)(b)	25,900	3,612
Anaplan, Inc. (a)	164,000	9,445
Atom Tickets LLC (a)(c)(d)(e)	1,204,239	1,782
Autodesk, Inc. (a)	15,400	3,031
Ceridian HCM Holding, Inc. (a)	46,400	3,401
Cloudflare, Inc.	1,160,525	19,691
Coupa Software, Inc. (a)	160,764	25,907
Elastic NV (a)	660,311	42,841
Fair Isaac Corp. (a)	46,400	18,670
HubSpot, Inc. (a)	219,991	39,805
Lightspeed POS, Inc. (a)	1,281,986	41,654
LivePerson, Inc. (a)	483,562	19,831
Microsoft Corp.	10,719,185	1,824,727
Nutanix, Inc. Class A (a)	91,324	2,965
Paycom Software, Inc. (a)	243,794	77,565
RingCentral, Inc. (a)	398,134	81,848
Salesforce.com, Inc. (a)	4,806,637	876,298
ServiceNow, Inc. (a)	263,425	89,098
Tanium, Inc. Class B (a)(d)(e)	554,900	6,026
The Trade Desk, Inc. (a)(b)	234,072	63,008
Workday, Inc. Class A (a)	649,348	119,889
		3,804,859
Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.	7,527,427	2,329,828
Pure Storage, Inc. Class A (a)	670,500	11,935
Western Digital Corp.	1,294,949	84,819
		2,426,582

TOTAL INFORMATION TECHNOLOGY		11,368,618

MATERIALS - 0.1%
Chemicals - 0.1%
Air Products & Chemicals, Inc.	12,900	3,079
Livent Corp. (a)	331,100	3,116
Olin Corp.	193,900	2,883
The Chemours Co. LLC	2,194,913	30,443
		39,521
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Ant International Co. Ltd. Class C (a)(d)(e)	4,367,660	35,465
Real Estate Management & Development - 0.1%
Redfin Corp. (a)(b)	1,338,819	32,573

TOTAL REAL ESTATE		68,038

UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy, Inc.	63,016	16,901
ORSTED A/S (f)	34,428	3,761
		20,662
TOTAL COMMON STOCKS
(Cost $14,705,913)		29,715,181

Preferred Stocks - 2.4%
Convertible Preferred Stocks - 2.4%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
MOD Super Fast Pizza Holdings LLC:
Series 3 (a)(c)(d)(e)	68,723	10,093
Series 4 (a)(c)(d)(e)	6,272	921
Series 5 (a)(c)(d)(e)	25,187	3,699
Neutron Holdings, Inc.:
Series C (a)(d)(e)	50,654,200	12,284
Series D (d)(e)	85,315,542	20,689
Topgolf International, Inc. Series F (a)(d)(e)	415,730	6,136
		53,822
Internet & Direct Marketing Retail - 0.1%
Reddit, Inc. Series B (a)(d)(e)	524,232	19,119
The Honest Co., Inc.:
Series C (a)(d)(e)	350,333	13,540
Series D (a)(d)(e)	77,448	3,544
Series E (a)(d)(e)	551,397	10,807
		47,010
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(d)(e)	71,465	813
Series B (a)(d)(e)	12,560	143
Series C (a)(d)(e)	119,995	1,364
Series Seed (a)(d)(e)	38,400	437
		2,757
TOTAL CONSUMER DISCRETIONARY		103,589
CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 0.3%
Blink Health LLC Series C (d)(e)	89,676	3,423
Roofoods Ltd. Series F (a)(d)(e)	41,941	21,067
Sweetgreen, Inc.:
Series C (d)(e)	15,004	221
Series D (d)(e)	241,354	3,560
Series H (a)(d)(e)	3,242,523	47,827
Series I (d)(e)	568,842	8,390
		84,488
Food Products - 0.1%
Agbiome LLC Series C (a)(d)(e)	1,091,300	9,734
Tobacco - 1.0%
JUUL Labs, Inc.:
Series C (a)(d)(e)	2,570,575	310,603
Series D (a)(d)(e)	13,822	1,670
Series E (a)(d)(e)	14,959	1,807
		314,080
TOTAL CONSUMER STAPLES		408,302
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. Series D (d)(e)	606,719	5,861
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc. Series F (a)(d)(e)	800,982	11,198
Generation Bio:
Series B (a)(d)(e)	460,500	2,924
Series C (d)(e)	475,900	2,661
Immunocore Ltd. Series A (a)(d)(e)	11,275	1,432
Nuvation Bio, Inc. Series A (d)(e)(g)	8,221,300	6,342
		24,557
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A-8 (a)(d)(e)	2,728,716	14,571
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (a)(d)(e)	3,301	1,360
TOTAL HEALTH CARE		40,488
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	97,277	20,817
Series H (a)(d)(e)	25,767	5,514
		26,331
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(d)(e)	692,196	2,471
TOTAL INDUSTRIALS		28,802
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.1%
ContextLogic, Inc. Series G (a)(d)(e)	133,922	19,681
Starry, Inc.:
Series C (a)(d)(e)	5,833,836	8,342
Series D (d)(e)	4,312,627	6,167
		34,190
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(d)(e)	646,522	20
Riskified Ltd. Series E (d)(e)	14,800	3,520
		3,540
Software - 0.4%
ACV Auctions, Inc. Series E (d)(e)	866,184	4,790
Bird Rides, Inc.:
Series C (a)(d)(e)	2,114,013	27,308
Series D (d)(e)	265,200	3,426
Compass, Inc. Series E (a)(d)(e)	53,263	8,416
Dataminr, Inc. Series D (a)(d)(e)	277,250	4,896
Delphix Corp. Series D (a)(d)(e)	675,445	5,282
Jet.Com, Inc. Series B1 (Escrow) (a)(d)(e)	2,928,086	0
Malwarebytes Corp. Series B (a)(d)(e)	1,056,193	22,708
Taboola.Com Ltd. Series E (a)(d)(e)	634,902	17,720
UiPath, Inc.:
Series A1 (d)(e)	128,283	5,294
Series B1 (d)(e)	6,390	264
Series B2 (d)(e)	31,827	1,314
		101,418
TOTAL INFORMATION TECHNOLOGY		139,148

TOTAL CONVERTIBLE PREFERRED STOCKS		726,190

Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(d)(e)	29,758	12,256
TOTAL PREFERRED STOCKS
(Cost $352,715)		738,446

Money Market Funds - 2.7%
Fidelity Cash Central Fund 1.58% (h)	14,084,145	14,087
Fidelity Securities Lending Cash Central Fund 1.59% (h)(i)	813,154,848	813,236
TOTAL MONEY MARKET FUNDS
(Cost $827,323)		827,323
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $15,885,951)		31,280,950
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(829,265)
NET ASSETS - 100%		$30,451,685

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $896,083,000 or 2.9% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,502,000 or 0.1% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series F	8/31/17	$11,121
ACV Auctions, Inc. Series E	11/6/19	$4,790
Agbiome LLC Series C	6/29/18	$6,912
Allbirds, Inc.	10/9/18	$1,986
Allbirds, Inc. Series A	10/9/18	$784
Allbirds, Inc. Series B	10/9/18	$138
Allbirds, Inc. Series C	10/9/18	$1,316
Allbirds, Inc. Series Seed	10/9/18	$421
Ant International Co. Ltd. Class C	5/16/18	$24,503
AppNexus, Inc. Series E (Escrow)	8/1/14	$--
Atom Tickets LLC	8/15/17	$7,000
Bird Rides, Inc. Series C	12/21/18	$24,830
Bird Rides, Inc. Series D	9/30/19	$3,426
Blink Health LLC Series C	11/7/19	$3,423
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$9,831
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$1,360
Cibus Corp. Series C	2/16/18	$6,396
Cibus Corp. Series D	5/10/19	2,146
Compass, Inc. Series E	11/3/17	$3,594
ContextLogic, Inc. Series G	10/24/17	$18,017
Dataminr, Inc. Series D	3/6/15	$3,535
Delphix Corp. Series D	7/10/15	$6,079
Generation Bio Series B	2/21/18	$4,212
Generation Bio Series C	1/9/20	$2,661
Immunocore Ltd. Series A	7/27/15	$2,122
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$--
JUUL Labs, Inc. Class A	12/20/17-7/6/18	$453
JUUL Labs, Inc. Class B	11/21/17	$--
JUUL Labs, Inc. Series C	5/22/15 - 7/6/18	$--
JUUL Labs, Inc. Series D	6/25/18 - 7/6/18	$--
JUUL Labs, Inc. Series E	12/20/17-7/6/18	$321
Malwarebytes Corp. Series B	12/21/15	$10,958
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16	$9,415
MOD Super Fast Pizza Holdings LLC Series 4	12/14/17	878
MOD Super Fast Pizza Holdings LLC Series 5	5/15/19	3,590
Mulberry Health, Inc. Series A-8	1/20/16	$18,432
Neutron Holdings, Inc. Series C	7/3/18	$9,262
Neutron Holdings, Inc. Series D	1/25/19	$20,689
Nuvation Bio, Inc. Series A	6/17/19	$6,342
Reddit, Inc. Series B	7/26/17	$7,442
Riskified Ltd.	12/20/19	$2,305
Riskified Ltd. Series E	10/28/19	$3,520
Riskified Ltd. warrants	10/28/19	$--
Roofoods Ltd. Series F	9/12/17	$14,829
Sonder Holdings, Inc. Series D	5/21/19	$6,368
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$23,515
Space Exploration Technologies Corp. Class C	9/11/17	$376
Space Exploration Technologies Corp. Series G	1/20/15	$7,535
Space Exploration Technologies Corp. Series H	8/4/17	$3,479
Starry, Inc. Series C	12/8/17	$5,379
Starry, Inc. Series D	3/6/19	$6,167
Sweetgreen, Inc. Series C	9/13/19	$257
Sweetgreen, Inc. Series D	9/13/19	$4,127
Sweetgreen, Inc. Series H	11/9/18	$42,282
Sweetgreen, Inc. Series I	9/13/19	$9,727
Taboola.Com Ltd. Series E	12/22/14	$6,619
Tanium, Inc. Class B	4/21/17	$2,755
The Honest Co., Inc.	8/21/14	$4,062
The Honest Co., Inc. Series C	8/21/14	$9,479
The Honest Co., Inc. Series D	8/3/15	$3,544
The Honest Co., Inc. Series E	9/28/17	$10,810
Topgolf International, Inc. Series F	11/10/17	$5,751
Tory Burch LLC	5/14/15	$20,890
UiPath, Inc. Series A1	6/14/19	$5,048
UiPath, Inc. Series B1	6/14/19	$251
UiPath, Inc. Series B2	6/14/19	$1,252
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$19,025
YourPeople, Inc. Series C	5/1/15	$10,314

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$67
Fidelity Securities Lending Cash Central Fund	6,257
Total	$6,324

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$4,913,355	$4,732,699	$151,068	$29,588
Consumer Discretionary	6,688,948	6,468,795	97,188	122,965
Consumer Staples	832,216	420,559	--	411,657
Energy	135,636	10,241	125,395	--
Financials	374,627	300,544	68,222	5,861
Health Care	3,645,426	3,538,919	46,524	59,983
Industrials	2,227,432	2,138,077	8,052	81,303
Information Technology	11,507,766	11,338,814	19,691	149,261
Materials	39,521	39,521	--	--
Real Estate	68,038	32,573	--	35,465
Utilities	20,662	20,662	--	--
Money Market Funds	827,323	827,323	--	--
Total Investments in Securities:	$31,280,950	$29,868,727	$516,140	$896,083

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$833,380
Net Realized Gain (Loss) on Investment Securities	11,992
Net Unrealized Gain (Loss) on Investment Securities	(439,257)
Cost of Purchases	17,534
Proceeds of Sales	(11,992)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$411,657
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2020	$(439,257)
Other Investments in Securities
Beginning Balance	$534,410
Net Realized Gain (Loss) on Investment Securities	42
Net Unrealized Gain (Loss) on Investment Securities	(2,116)
Cost of Purchases	23,190
Proceeds of Sales	(7,575)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(63,525)
Ending Balance	$484,426
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2020	$(2,116)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $790,723) — See accompanying schedule: Unaffiliated issuers (cost $15,058,628)	$30,453,627
Fidelity Central Funds (cost $827,323)	827,323
Total Investment in Securities (cost $15,885,951)		$31,280,950
Restricted cash		401
Receivable for investments sold		87,021
Receivable for fund shares sold		36,777
Dividends receivable		7,162
Distributions receivable from Fidelity Central Funds		550
Prepaid expenses		31
Other receivables		2,016
Total assets		31,414,908
Liabilities
Payable for investments purchased
Regular delivery	$99,436
Delayed delivery	3,171
Payable for fund shares redeemed	26,119
Accrued management fee	17,040
Other affiliated payables	2,958
Other payables and accrued expenses	1,296
Collateral on securities loaned	813,203
Total liabilities		963,223
Net Assets		$30,451,685
Net Assets consist of:
Paid in capital		$14,409,562
Total accumulated earnings (loss)		16,042,123
Net Assets		$30,451,685
Net Asset Value and Maximum Offering Price
Blue Chip Growth:
Net Asset Value, offering price and redemption price per share ($24,845,124 ÷ 223,519 shares)		$111.15
Class K:
Net Asset Value, offering price and redemption price per share ($5,606,561 ÷ 50,323 shares)		$111.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$87,776
Income from Fidelity Central Funds (including $6,257 from security lending)		6,325
Total income		94,101
Expenses
Management fee
Basic fee	$75,340
Performance adjustment	11,655
Transfer agent fees	16,703
Accounting fees	981
Custodian fees and expenses	192
Independent trustees' fees and expenses	86
Registration fees	156
Audit	61
Legal	44
Interest	95
Miscellaneous	75
Total expenses before reductions	105,388
Expense reductions	(608)
Total expenses after reductions		104,780
Net investment income (loss)		(10,679)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	738,521
Redemptions in-kind with affiliated entities	135,027
Fidelity Central Funds	2
Foreign currency transactions	(1)
Total net realized gain (loss)		873,549
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,433,966
Assets and liabilities in foreign currencies	31
Total change in net unrealized appreciation (depreciation)		2,433,997
Net gain (loss)		3,307,546
Net increase (decrease) in net assets resulting from operations		$3,296,867

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(10,679)	$(5,839)
Net realized gain (loss)	873,549	1,736,350
Change in net unrealized appreciation (depreciation)	2,433,997	509,431
Net increase (decrease) in net assets resulting from operations	3,296,867	2,239,942
Distributions to shareholders	(1,088,560)	(1,427,021)
Share transactions - net increase (decrease)	(95,515)	1,142,357
Total increase (decrease) in net assets	2,112,792	1,955,278
Net Assets
Beginning of period	28,338,893	26,383,615
End of period	$30,451,685	$28,338,893

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Blue Chip Growth Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$103.05	$99.75	$83.20	$69.52	$75.25	$66.72
Income from Investment Operations
Net investment income (loss)A	(.05)	(.04)	.11B	.11	.09	.05
Net realized and unrealized gain (loss)	12.14	8.65	20.20	16.30	(2.16)	12.56
Total from investment operations	12.09	8.61	20.31	16.41	(2.07)	12.61
Distributions from net investment income	–	(.11)	(.08)	(.15)	(.03)	(.09)
Distributions from net realized gain	(3.99)	(5.20)	(3.68)	(2.58)	(3.63)	(3.99)
Total distributions	(3.99)	(5.31)	(3.76)	(2.73)	(3.66)	(4.08)
Net asset value, end of period	$111.15	$103.05	$99.75	$83.20	$69.52	$75.25
Total ReturnC,D	12.22%	9.09%	25.21%	24.48%	(2.59)%	19.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.80%	.72%	.70%	.82%	.89%
Expenses net of fee waivers, if any	.76%G	.80%	.72%	.70%	.82%	.89%
Expenses net of all reductions	.76%G	.80%	.72%	.69%	.82%	.88%
Net investment income (loss)	(.09)%G	(.04)%	.12%B	.15%	.13%	.07%
Supplemental Data
Net assets, end of period (in millions)	$24,845	$23,023	$20,714	$16,993	$14,230	$15,346
Portfolio turnover rateH	34%G,I	45%I	41%I	43%I	50%I	51%I

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .02%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Blue Chip Growth Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$103.24	$99.92	$83.34	$69.67	$75.36	$66.82
Income from Investment Operations
Net investment income (loss)A	–B	.05	.20C	.19	.16	.13
Net realized and unrealized gain (loss)	12.16	8.66	20.22	16.32	(2.15)	12.57
Total from investment operations	12.16	8.71	20.42	16.51	(1.99)	12.70
Distributions from net investment income	–	(.19)	(.16)	(.27)	(.07)	(.17)
Distributions from net realized gain	(3.99)	(5.20)	(3.68)	(2.58)	(3.63)	(3.99)
Total distributions	(3.99)	(5.39)	(3.84)	(2.84)D	(3.70)	(4.16)
Net asset value, end of period	$111.41	$103.24	$99.92	$83.34	$69.67	$75.36
Total ReturnE,F	12.27%	9.20%	25.33%	24.63%	(2.47)%	19.84%
Ratios to Average Net AssetsG,H
Expenses before reductions	.67%I	.70%	.62%	.59%	.70%	.78%
Expenses net of fee waivers, if any	.67%I	.70%	.62%	.59%	.70%	.77%
Expenses net of all reductions	.67%I	.70%	.62%	.58%	.70%	.77%
Net investment income (loss)	- %I,J	.05%	.22%C	.26%	.25%	.19%
Supplemental Data
Net assets, end of period (in millions)	$5,607	$5,316	$5,669	$5,665	$5,158	$5,898
Portfolio turnover rateK	34%I,L	45%L	41%L	43%L	50%L	51%L

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%.

 D Total distributions of $2.84 per share is comprised of distributions from net investment income of $.267 and distributions from net realized gain of $2.576 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$896,083	Market comparable	Enterprise value/Sales multiple (EV/S)	1.2 - 19.1 / 6.4	Increase
			Transaction price	$0.77 - $411.85 / $217.94	Increase
			Discount rate	6.0% - 75.0% / 16.5%	Decrease
			Liquidity preference	$14.90 - $45.76 / $30.77	Increase
			Enterprise value/EBITDA multiple (EV/EBTIDA)	13.0	Increase
			Premium rate	$6.9% - 172.9% / 78.9%	Increase
			Discount for lack of marketability	10.0% - 25.0% / 10.9%	Decrease
			Proxy discount	22.7%	Decrease
		Market approach	Transaction price	$0.00 - $237.86 / $77.72	Increase
			Tender price	$52.00	Increase
		Recovery value	Recovery value	0.0%	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,033 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,723,475
Gross unrealized depreciation	(378,576)
Net unrealized appreciation (depreciation)	$15,344,899
Tax cost	$15,936,051

The Fund elected to defer to its next fiscal year approximately $10,615 of ordinary losses recognized during the period January 1, 2019 to July 31, 2019.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $68,991 in these Subsidiaries, representing .23% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $4,864,813 and $5,755,308, respectively.

Unaffiliated Redemptions In-Kind. During the period, 633 shares of the Fund were redeemed in-kind for investments and cash with a value of $61,761. The net realized gain of $32,070 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 5,962 shares of the Fund were redeemed in-kind for investments and cash with a value of $553,702. The Fund had a net realized gain of $337,523 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Blue Chip Growth as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .62% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Blue Chip Growth, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Blue Chip Growth	$15,542.14
Class K	1,161.04
	$16,703

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Blue Chip Growth Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Blue Chip Growth Fund	$140

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Blue Chip Growth Fund	Borrower	$15,780	2.15%	$85

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 2,673 shares of the Fund were redeemed in-kind for investments and cash with a value of $256,703. The net realized gain of $135,027 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $188.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $33 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $1,656. Total fees paid by the Fund to NFS, as lending agent, amounted to $657. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $1,021 from securities loaned to NFS, as affiliated borrower.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Blue Chip Growth Fund	$9,698	2.38%	$10

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $537 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $10. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Blue Chip Growth	$3

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $58.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2020	Year ended July 31, 2019
Distributions to shareholders
Blue Chip Growth	$886,288	$1,117,762
Class K	202,272	309,259
Total	$1,088,560	$1,427,021

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2020	Year ended July 31, 2019	Six months ended January 31, 2020	Year ended July 31, 2019
Blue Chip Growth
Shares sold	15,498	46,648	$1,611,539	$4,497,772
Reinvestment of distributions	8,416	11,015	833,120	1,055,435
Shares redeemed	(23,801)(a),(b)	(41,910)(c)	(2,418,283)(a),(b)	(3,958,336)(c)
Net increase (decrease)	113	15,753	$26,376	$1,594,871
Class K
Shares sold	4,773	12,360	$494,158	$1,191,601
Reinvestment of distributions	2,039	3,225	202,272	309,259
Shares redeemed	(7,982)(a)	(20,830)(c)	(818,321)(a)	(1,953,374)(c)
Net increase (decrease)	(1,170)	(5,245)	$(121,891)	$(452,514)

 (a) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Affiliated Redemptions In-Kind note for additional details).

 (c) Amount includes in-kind redemptions (see the Prior fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Blue Chip Growth	.76%
Actual		$1,000.00	$1,122.20	$4.05
Hypothetical-C		$1,000.00	$1,021.32	$3.86
Class K	.67%
Actual		$1,000.00	$1,122.70	$3.57
Hypothetical-C		$1,000.00	$1,021.77	$3.40

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Blue Chip Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Blue Chip Growth Fund

2019 Total Return % vs. Morningstar Large Growth and Russell 1000 Growth:

75% beaten
25% beaten
Benchmark
Class K
Retail Class
14.00
12.00
10.00
8.00
6.00
12.77
11.56
8.14
8.02
7.53
1 Year
80.0
70.0
60.0
50.0
78.3
77.8
69.8
64.6
51.6
3 Year
100.0
90.0
80.0
70.0
60.0
50.0
92.0
90.9
87.5
85.3
58.8
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	29%	89%	84%
Class K	31%	90%	85%

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Blue Chip Growth Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

BCF-SANN-0320
1.700126.123

Fidelity® Blue Chip Value Fund

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Wells Fargo & Co.	4.5
Verizon Communications, Inc.	4.1
Chevron Corp.	4.0
Berkshire Hathaway, Inc. Class B	3.5
Exxon Mobil Corp.	3.3
Roche Holding AG (participation certificate)	3.0
U.S. Bancorp	2.6
Capital One Financial Corp.	2.4
Cigna Corp.	2.4
Chubb Ltd.	2.4
32.2

Top Five Market Sectors as of January 31, 2020

% of fund's net assets
Financials	33.2
Energy	13.3
Health Care	12.0
Industrials	10.1
Information Technology	8.5

Asset Allocation (% of fund's net assets)

As of January 31, 2020 *
Stocks	96.8%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 17.7%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 4.1%
Verizon Communications, Inc.	333,500	$19,823,240
Media - 1.6%
Comcast Corp. Class A	177,800	7,679,182

TOTAL COMMUNICATION SERVICES		27,502,422

CONSUMER DISCRETIONARY - 5.6%
Multiline Retail - 2.0%
Dollar General Corp.	60,700	9,311,987
Textiles, Apparel & Luxury Goods - 3.6%
PVH Corp.	104,500	9,109,265
Tapestry, Inc.	319,000	8,220,630
		17,329,895

TOTAL CONSUMER DISCRETIONARY		26,641,882

CONSUMER STAPLES - 6.8%
Beverages - 2.1%
C&C Group PLC (United Kingdom)	2,080,412	9,834,919
Food & Staples Retailing - 3.2%
Sysco Corp.	65,300	5,363,742
Walmart, Inc.	86,200	9,869,038
		15,232,780
Tobacco - 1.5%
Altria Group, Inc.	155,800	7,405,174

TOTAL CONSUMER STAPLES		32,472,873

ENERGY - 13.3%
Oil, Gas & Consumable Fuels - 13.3%
Chevron Corp.	179,300	19,210,202
Exxon Mobil Corp.	255,300	15,859,236
GasLog Partners LP	250,000	2,560,000
Parex Resources, Inc. (a)	589,400	9,330,459
Suncor Energy, Inc.	282,300	8,635,557
Teekay LNG Partners LP	632,200	8,123,770
		63,719,224
FINANCIALS - 33.2%
Banks - 11.6%
M&T Bank Corp.	60,800	10,246,016
PNC Financial Services Group, Inc.	78,100	11,601,755
U.S. Bancorp	229,300	12,203,346
Wells Fargo & Co.	455,800	21,395,252
		55,446,369
Capital Markets - 4.2%
Affiliated Managers Group, Inc.	120,900	9,653,865
State Street Corp.	141,300	10,686,519
		20,340,384
Consumer Finance - 4.4%
Capital One Financial Corp.	118,200	11,796,360
Discover Financial Services	125,400	9,421,302
		21,217,662
Diversified Financial Services - 3.5%
Berkshire Hathaway, Inc. Class B (a)	75,300	16,899,579
Insurance - 9.0%
Allstate Corp.	94,900	11,249,446
Chubb Ltd.	77,000	11,703,230
FNF Group	203,900	9,940,125
The Travelers Companies, Inc.	77,000	10,134,740
		43,027,541
Mortgage Real Estate Investment Trusts - 0.5%
MFA Financial, Inc.	331,200	2,583,360

TOTAL FINANCIALS		159,514,895

HEALTH CARE - 12.0%
Biotechnology - 2.2%
Amgen, Inc.	50,200	10,845,710
Health Care Providers & Services - 6.1%
Anthem, Inc.	25,300	6,711,584
Cigna Corp.	61,000	11,735,180
CVS Health Corp.	157,600	10,688,432
		29,135,196
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	40,400	2,543,180
Bristol-Myers Squibb Co. rights (a)	153,400	533,832
Roche Holding AG (participation certificate)	43,300	14,525,791
		17,602,803

TOTAL HEALTH CARE		57,583,709

INDUSTRIALS - 10.1%
Aerospace & Defense - 1.8%
General Dynamics Corp.	48,500	8,508,840
Airlines - 2.0%
Alaska Air Group, Inc.	152,100	9,824,139
Building Products - 1.9%
Owens Corning	154,500	9,345,705
Electrical Equipment - 1.8%
Acuity Brands, Inc.	74,000	8,722,380
Machinery - 0.5%
Oshkosh Corp.	28,700	2,469,348
Trading Companies & Distributors - 2.1%
HD Supply Holdings, Inc. (a)	241,300	9,830,562

TOTAL INDUSTRIALS		48,700,974

INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 2.2%
Cisco Systems, Inc.	229,500	10,550,115
IT Services - 4.1%
Amdocs Ltd.	136,500	9,821,175
Cognizant Technology Solutions Corp. Class A	162,100	9,949,698
		19,770,873

TOTAL INFORMATION TECHNOLOGY		30,320,988

REAL ESTATE - 1.6%
Real Estate Management & Development - 1.6%
CBRE Group, Inc. (a)	122,676	7,489,370
TOTAL COMMON STOCKS
(Cost $445,438,588)		453,946,337

Nonconvertible Preferred Stocks - 2.2%
INFORMATION TECHNOLOGY - 2.2%
Technology Hardware, Storage & Peripherals - 2.2%
Samsung Electronics Co. Ltd.
(Cost $10,585,004)	268,200	10,447,725

Money Market Funds - 3.0%
Fidelity Cash Central Fund 1.58% (b)
(Cost $14,574,958)	14,572,148	14,575,062
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $470,598,550)		478,969,124
NET OTHER ASSETS (LIABILITIES) - 0.2%		735,574
NET ASSETS - 100%		$479,704,698

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$148,621
Fidelity Securities Lending Cash Central Fund	1,249
Total	$149,870

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$27,502,422	$27,502,422	$--	$--
Consumer Discretionary	26,641,882	26,641,882	--	--
Consumer Staples	32,472,873	32,472,873	--	--
Energy	63,719,224	63,719,224	--	--
Financials	159,514,895	159,514,895	--	--
Health Care	57,583,709	43,057,918	14,525,791	--
Industrials	48,700,974	48,700,974	--	--
Information Technology	40,768,713	30,320,988	10,447,725	--
Real Estate	7,489,370	7,489,370	--	--
Money Market Funds	14,575,062	14,575,062	--	--
Total Investments in Securities:	$478,969,124	$453,995,608	$24,973,516	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.3%
Switzerland	5.4%
Canada	3.8%
Marshall Islands	2.2%
Korea (South)	2.2%
Ireland	2.1%
Bailiwick of Guernsey	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $456,023,592)	$464,394,062
Fidelity Central Funds (cost $14,574,958)	14,575,062
Total Investment in Securities (cost $470,598,550)		$478,969,124
Receivable for investments sold		5,538,330
Receivable for fund shares sold		723,477
Dividends receivable		681,572
Distributions receivable from Fidelity Central Funds		20,169
Prepaid expenses		537
Other receivables		5,133
Total assets		485,938,342
Liabilities
Payable for investments purchased	$5,594,363
Payable for fund shares redeemed	368,796
Accrued management fee	150,970
Other affiliated payables	86,207
Other payables and accrued expenses	33,308
Total liabilities		6,233,644
Net Assets		$479,704,698
Net Assets consist of:
Paid in capital		$451,284,863
Total accumulated earnings (loss)		28,419,835
Net Assets		$479,704,698
Net Asset Value, offering price and redemption price per share ($479,704,698 ÷ 24,177,305 shares)		$19.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$4,779,337
Income from Fidelity Central Funds (including $1,249 from security lending)		149,870
Total income		4,929,207
Expenses
Management fee
Basic fee	$1,290,783
Performance adjustment	(264,088)
Transfer agent fees	416,583
Accounting fees	94,013
Custodian fees and expenses	6,699
Independent trustees' fees and expenses	1,493
Registration fees	11,137
Audit	31,713
Legal	1,966
Miscellaneous	1,276
Total expenses before reductions	1,591,575
Expense reductions	(3,334)
Total expenses after reductions		1,588,241
Net investment income (loss)		3,340,966
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,708,694
Fidelity Central Funds	6
Foreign currency transactions	(815)
Total net realized gain (loss)		41,707,885
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(32,707,940)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	1,980
Total change in net unrealized appreciation (depreciation)		(32,705,961)
Net gain (loss)		9,001,924
Net increase (decrease) in net assets resulting from operations		$12,342,890

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,340,966	$7,369,646
Net realized gain (loss)	41,707,885	(16,632,779)
Change in net unrealized appreciation (depreciation)	(32,705,961)	22,180,185
Net increase (decrease) in net assets resulting from operations	12,342,890	12,917,052
Distributions to shareholders	(8,938,882)	(7,544,165)
Share transactions
Proceeds from sales of shares	37,144,427	199,999,548
Reinvestment of distributions	6,231,606	6,832,544
Cost of shares redeemed	(44,781,384)	(128,002,430)
Net increase (decrease) in net assets resulting from share transactions	(1,405,351)	78,829,662
Total increase (decrease) in net assets	1,998,657	84,202,549
Net Assets
Beginning of period	477,706,041	393,503,492
End of period	$479,704,698	$477,706,041
Other Information
Shares
Sold	1,879,537	10,886,053
Issued in reinvestment of distributions	315,279	358,609
Redeemed	(2,253,230)	(6,786,952)
Net increase (decrease)	(58,414)	4,457,710

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Blue Chip Value Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.71	$19.90	$18.85	$16.19	$16.88	$15.22
Income from Investment Operations
Net investment income (loss)A	.14	.32	.26	.18	.19	.35B
Net realized and unrealized gain (loss)	.36	(.14)C,D	1.01	2.66	(.59)	1.54
Total from investment operations	.50	.18	1.27	2.84	(.40)	1.89
Distributions from net investment income	(.31)	(.29)	(.21)	(.18)	(.28)	(.23)
Distributions from net realized gain	(.06)	(.09)	–E	–	(.01)	–
Total distributions	(.37)	(.37)F	(.22)G	(.18)	(.29)	(.23)
Net asset value, end of period	$19.84	$19.71	$19.90	$18.85	$16.19	$16.88
Total ReturnH,I	2.54%	.99%D	6.79%	17.68%	(2.31)%	12.52%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.66%L	.65%	.70%	.79%	.88%	.82%
Expenses net of fee waivers, if any	.66%L	.65%	.70%	.79%	.88%	.82%
Expenses net of all reductions	.66%L	.65%	.70%	.78%	.88%	.82%
Net investment income (loss)	1.38%L	1.67%	1.34%	1.04%	1.23%	2.15%B
Supplemental Data
Net assets, end of period (000 omitted)	$479,705	$477,706	$393,503	$412,230	$457,177	$410,968
Portfolio turnover rateM	144%L	44%	45%	32%	54%	138%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.35%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been .91%.

 E Amount represents less than $.005 per share.

 F Total distributions of $.37 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.087 per share.

 G Total distributions of $.22 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.004 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity Blue Chip Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$30,852,647
Gross unrealized depreciation	(26,788,907)
Net unrealized appreciation (depreciation)	$4,063,740
Tax cost	$474,905,384

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,290,531)
Long-term	(15,035,947)
Total capital loss carryforward	$(16,326,478)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $336,820,386 and $342,890,842, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Blue Chip Value Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Blue Chip Value Fund	$10,899

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,274.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $573 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Total fees paid by the Fund to NFS, as lending agent, amounted to $123. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,288 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $41.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $1,005.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Actual	.66%	$1,000.00	$1,025.40	$3.36
Hypothetical-C		$1,000.00	$1,021.82	$3.35

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Blue Chip Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Blue Chip Value Fund

The Board considered the fund's underperformance for different time periods ended June 30, 2019. The Board noted that the fund's underperformance has continued since the Board approved the management contract in January 2019. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Blue Chip Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2019.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 1.00% through November 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

BCV-SANN-0320
1.789715.117

Fidelity® Dividend Growth Fund

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Berkshire Hathaway, Inc. Class B	7.2
General Electric Co.	6.6
Comcast Corp. Class A	5.2
Apple, Inc.	4.5
Exxon Mobil Corp.	4.1
Bank of America Corp.	4.0
JPMorgan Chase & Co.	4.0
Microsoft Corp.	3.6
Altria Group, Inc.	2.9
UnitedHealth Group, Inc.	2.7
44.8

Top Five Market Sectors as of January 31, 2020

% of fund's net assets
Financials	23.5
Industrials	20.8
Health Care	13.3
Information Technology	13.1
Communication Services	11.1

Asset Allocation (% of fund's net assets)

As of January 31, 2020*
Stocks	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 4.0%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.1%
Entertainment - 0.4%
Cinemark Holdings, Inc.	935,300	$29,471
Media - 10.7%
CBS Corp. Class B	1,099,800	37,536
Comcast Corp. Class A	8,614,892	372,077
Discovery Communications, Inc. Class A (a)(b)	1,448,800	42,392
Interpublic Group of Companies, Inc.	4,115,400	93,420
Liberty Media Corp. Liberty SiriusXM Series A (a)	1,621,759	78,769
Omnicom Group, Inc.	1,088,200	81,952
Sinclair Broadcast Group, Inc. Class A	2,133,400	63,831
		769,977

TOTAL COMMUNICATION SERVICES		799,448

CONSUMER DISCRETIONARY - 7.4%
Auto Components - 1.1%
BorgWarner, Inc.	1,084,700	37,194
Lear Corp.	326,900	40,268
		77,462
Automobiles - 1.4%
General Motors Co.	3,019,700	100,828
Distributors - 1.0%
LKQ Corp. (a)	2,113,100	69,067
Diversified Consumer Services - 1.0%
H&R Block, Inc.	3,113,600	72,236
Household Durables - 0.8%
Whirlpool Corp.	390,700	57,109
Internet & Direct Marketing Retail - 0.5%
The Booking Holdings, Inc. (a)	18,300	33,499
Specialty Retail - 0.1%
AutoNation, Inc. (a)	240,862	10,222
Textiles, Apparel & Luxury Goods - 1.5%
PVH Corp.	626,001	54,569
Tapestry, Inc.	2,207,700	56,892
		111,461

TOTAL CONSUMER DISCRETIONARY		531,884

CONSUMER STAPLES - 4.9%
Food Products - 0.6%
Conagra Brands, Inc.	182,000	5,991
The Kraft Heinz Co.	1,247,700	36,433
		42,424
Household Products - 1.4%
Energizer Holdings, Inc.	875,100	40,482
Spectrum Brands Holdings, Inc.	1,060,175	65,105
		105,587
Tobacco - 2.9%
Altria Group, Inc.	4,369,214	207,669

TOTAL CONSUMER STAPLES		355,680

ENERGY - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
Equinor ASA sponsored ADR	3,620,600	65,823
Exxon Mobil Corp.	4,791,597	297,654
Phillips 66 Co.	497,600	45,466
		408,943
FINANCIALS - 23.5%
Banks - 14.2%
Bank of America Corp.	8,827,217	289,798
JPMorgan Chase & Co.	2,173,835	287,729
M&T Bank Corp.	546,000	92,012
PNC Financial Services Group, Inc.	718,500	106,733
U.S. Bancorp	1,713,600	91,198
Wells Fargo & Co.	3,325,693	156,108
		1,023,578
Capital Markets - 0.7%
Raymond James Financial, Inc.	558,500	51,064
Consumer Finance - 0.5%
Discover Financial Services	487,900	36,656
Diversified Financial Services - 7.2%
Berkshire Hathaway, Inc. Class B (a)	2,327,400	522,336
Insurance - 0.9%
The Travelers Companies, Inc.	492,700	64,849

TOTAL FINANCIALS		1,698,483

HEALTH CARE - 13.3%
Health Care Equipment & Supplies - 1.3%
Becton, Dickinson & Co.	190,600	52,449
Envista Holdings Corp. (a)	1,423,500	42,121
		94,570
Health Care Providers & Services - 7.9%
AmerisourceBergen Corp.	775,700	66,369
Anthem, Inc.	385,900	102,372
Cigna Corp.	567,600	109,195
CVS Health Corp.	1,047,400	71,035
HCA Holdings, Inc.	182,500	25,331
UnitedHealth Group, Inc.	717,406	195,457
		569,759
Pharmaceuticals - 4.1%
Bayer AG	1,231,900	98,867
Bristol-Myers Squibb Co.	3,086,600	194,301
		293,168

TOTAL HEALTH CARE		957,497

INDUSTRIALS - 20.8%
Aerospace & Defense - 0.7%
General Dynamics Corp.	84,300	14,790
TransDigm Group, Inc.	57,700	37,117
		51,907
Air Freight & Logistics - 1.8%
FedEx Corp.	302,500	43,754
United Parcel Service, Inc. Class B	794,700	82,267
		126,021
Airlines - 1.2%
Delta Air Lines, Inc.	1,567,900	87,395
Electrical Equipment - 0.6%
AMETEK, Inc.	460,300	44,718
Industrial Conglomerates - 6.6%
General Electric Co.	38,362,900	477,618
Machinery - 4.8%
Allison Transmission Holdings, Inc.	725,802	32,080
Caterpillar, Inc.	316,100	41,520
Cummins, Inc.	474,000	75,826
Fortive Corp.	542,600	40,657
PACCAR, Inc.	1,117,400	82,922
Snap-On, Inc.	472,500	75,425
		348,430
Professional Services - 1.0%
Nielsen Holdings PLC	3,360,900	68,562
Road & Rail - 2.3%
Knight-Swift Transportation Holdings, Inc. Class A (b)	4,522,284	167,686
Trading Companies & Distributors - 1.8%
Air Lease Corp. Class A	1,666,700	71,568
HD Supply Holdings, Inc. (a)	1,423,110	57,978
		129,546

TOTAL INDUSTRIALS		1,501,883

INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 1.6%
Cisco Systems, Inc.	2,428,000	111,615
IT Services - 1.6%
Amdocs Ltd.	742,900	53,452
Cognizant Technology Solutions Corp. Class A	1,056,400	64,842
		118,294
Software - 5.4%
Microsoft Corp.	1,522,500	259,175
Oracle Corp.	1,109,400	58,188
SS&C Technologies Holdings, Inc.	1,127,100	71,019
		388,382
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	1,059,018	327,777

TOTAL INFORMATION TECHNOLOGY		946,068

TOTAL COMMON STOCKS
(Cost $6,375,839)		7,199,886

Money Market Funds - 3.6%
Fidelity Cash Central Fund 1.58% (c)	59,717,033	59,729
Fidelity Securities Lending Cash Central Fund 1.59% (c)(d)	203,605,746	203,626
TOTAL MONEY MARKET FUNDS
(Cost $263,355)		263,355
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $6,639,194)		7,463,241
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(246,789)
NET ASSETS - 100%		$7,216,452

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$116
Fidelity Securities Lending Cash Central Fund	620
Total	$736

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$799,448	$799,448	$--	$--
Consumer Discretionary	531,884	531,884	--	--
Consumer Staples	355,680	355,680	--	--
Energy	408,943	408,943	--	--
Financials	1,698,483	1,698,483	--	--
Health Care	957,497	858,630	98,867	--
Industrials	1,501,883	1,501,883	--	--
Information Technology	946,068	946,068	--	--
Money Market Funds	263,355	263,355	--	--
Total Investments in Securities:	$7,463,241	$7,364,374	$98,867	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $193,643) — See accompanying schedule: Unaffiliated issuers (cost $6,375,839)	$7,199,886
Fidelity Central Funds (cost $263,355)	263,355
Total Investment in Securities (cost $6,639,194)		$7,463,241
Receivable for investments sold		46,142
Receivable for fund shares sold		3,140
Dividends receivable		3,677
Distributions receivable from Fidelity Central Funds		44
Prepaid expenses		8
Other receivables		1,076
Total assets		7,517,328
Liabilities
Payable for investments purchased	$89,344
Payable for fund shares redeemed	4,323
Accrued management fee	2,134
Other affiliated payables	831
Other payables and accrued expenses	610
Collateral on securities loaned	203,634
Total liabilities		300,876
Net Assets		$7,216,452
Net Assets consist of:
Paid in capital		$6,304,756
Total accumulated earnings (loss)		911,696
Net Assets		$7,216,452
Net Asset Value and Maximum Offering Price
Dividend Growth:
Net Asset Value, offering price and redemption price per share ($5,699,542 ÷ 190,637 shares)		$29.90
Class K:
Net Asset Value, offering price and redemption price per share ($1,516,910 ÷ 50,810 shares)		$29.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$73,815
Income from Fidelity Central Funds (including $620 from security lending)		736
Total income		74,551
Expenses
Management fee
Basic fee	$19,060
Performance adjustment	(7,019)
Transfer agent fees	4,365
Accounting fees	584
Custodian fees and expenses	28
Independent trustees' fees and expenses	22
Registration fees	23
Audit	39
Legal	12
Interest	6
Miscellaneous	18
Total expenses before reductions	17,138
Expense reductions	(43)
Total expenses after reductions		17,095
Net investment income (loss)		57,456
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	181,112
Fidelity Central Funds	2
Foreign currency transactions	(9)
Total net realized gain (loss)		181,105
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	190,665
Fidelity Central Funds	(3)
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		190,664
Net gain (loss)		371,769
Net increase (decrease) in net assets resulting from operations		$429,225

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,456	$141,419
Net realized gain (loss)	181,105	275,109
Change in net unrealized appreciation (depreciation)	190,664	(78,122)
Net increase (decrease) in net assets resulting from operations	429,225	338,406
Distributions to shareholders	(360,272)	(1,248,508)
Share transactions - net increase (decrease)	(60,576)	851,366
Total increase (decrease) in net assets	8,377	(58,736)
Net Assets
Beginning of period	7,208,075	7,266,811
End of period	$7,216,452	$7,208,075

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Dividend Growth Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$29.59	$33.79	$35.06	$31.51	$34.46	$37.27
Income from Investment Operations
Net investment income (loss)A	.23	.59	.65	.53	.48	.49
Net realized and unrealized gain (loss)	1.58	1.01B	3.72	3.53	(.61)C	2.71
Total from investment operations	1.81	1.60	4.37	4.06	(.13)	3.20
Distributions from net investment income	(.49)	(.60)	(.60)	(.51)	(.47)	(.51)
Distributions from net realized gain	(1.01)	(5.20)	(5.04)	–	(2.36)	(5.49)
Total distributions	(1.50)	(5.80)	(5.64)	(.51)	(2.82)D	(6.01)E
Net asset value, end of period	$29.90	$29.59	$33.79	$35.06	$31.51	$34.46
Total ReturnF,G	6.27%	5.38%B	13.60%	13.06%	.26%C	9.54%
Ratios to Average Net AssetsH,I
Expenses before reductions	.50%J	.50%	.50%	.52%	.62%	.69%
Expenses net of fee waivers, if any	.50%J	.50%	.50%	.52%	.61%	.68%
Expenses net of all reductions	.50%J	.49%	.49%	.52%	.61%	.68%
Net investment income (loss)	1.59%J	2.05%	1.94%	1.60%	1.59%	1.43%
Supplemental Data
Net assets, end of period (in millions)	$5,700	$5,728	$6,055	$5,952	$5,849	$6,474
Portfolio turnover rateK	64%J	101%	115%	43%	30%	64%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 5.19%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .22%.

 D Total distributions of $2.82 per share is comprised of distributions from net investment income of $.465 and distributions from net realized gain of $2.358 per share.

 E Total distributions of $6.01 per share is comprised of distributions from net investment income of $.512 and distributions from net realized gain of $5.493 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Dividend Growth Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$29.56	$33.76	$35.04	$31.50	$34.45	$37.27
Income from Investment Operations
Net investment income (loss)A	.25	.63	.69	.56	.52	.53
Net realized and unrealized gain (loss)	1.57	1.01B	3.71	3.53	(.61)C	2.70
Total from investment operations	1.82	1.64	4.40	4.09	(.09)	3.23
Distributions from net investment income	(.52)	(.63)	(.64)	(.55)	(.50)	(.56)
Distributions from net realized gain	(1.01)	(5.20)	(5.04)	–	(2.36)	(5.49)
Total distributions	(1.53)	(5.84)D	(5.68)	(.55)	(2.86)	(6.05)
Net asset value, end of period	$29.85	$29.56	$33.76	$35.04	$31.50	$34.45
Total ReturnE,F	6.32%	5.50%B	13.70%	13.16%	.39%C	9.65%
Ratios to Average Net AssetsG,H
Expenses before reductions	.40%I	.40%	.40%	.41%	.50%	.57%
Expenses net of fee waivers, if any	.40%I	.39%	.40%	.41%	.50%	.57%
Expenses net of all reductions	.40%I	.38%	.39%	.41%	.49%	.57%
Net investment income (loss)	1.69%I	2.16%	2.05%	1.71%	1.71%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$1,517	$1,480	$1,212	$1,477	$1,691	$1,942
Portfolio turnover rateJ	64%I	101%	115%	43%	30%	64%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 5.31%

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .35%

 D Total distributions of $5.84 per share is comprised of distributions from net investment income of $.632 and distributions from net realized gain of $5.203 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $552 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,058,481
Gross unrealized depreciation	(259,274)
Net unrealized appreciation (depreciation)	$799,207
Tax cost	$6,664,034

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,260,483 and $2,615,170, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Dividend Growth as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .34% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Dividend Growth, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Dividend Growth	$4,035.14
Class K	330.04
	$4,365

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Dividend Growth Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Dividend Growth Fund	$75

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Dividend Growth Fund	Borrower	$8,890	1.94%	$5

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $46. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $2 from securities loaned to NFS, as affiliated borrower.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Dividend Growth Fund	$7,137	2.75%	$1

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $27 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Dividend Growth	$1

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2020	Year ended July 31, 2019
Distributions to shareholders
Dividend Growth	$283,522	$1,046,442
Class K	76,750	202,066
Total	$360,272	$1,248,508

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2020	Year ended July 31, 2019	Six months ended January 31, 2020	Year ended July 31, 2019
Dividend Growth
Shares sold	4,690	10,720	$140,901	$305,981
Reinvestment of distributions	9,212	34,200	270,346	997,153
Shares redeemed	(16,866)	(30,538)	(494,056)	(872,370)
Net increase (decrease)	(2,964)	14,382	$(82,809)	$430,764
Class K
Shares sold	5,353	25,736	$158,926	$751,445
Reinvestment of distributions	2,620	6,925	76,750	202,066
Shares redeemed	(7,230)	(18,490)	(213,443)	(532,909)
Net increase (decrease)	743	14,171	$22,233	$420,602

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Dividend Growth	.50%
Actual		$1,000.00	$1,062.70	$2.59
Hypothetical-C		$1,000.00	$1,022.62	$2.54
Class K	.40%
Actual		$1,000.00	$1,063.20	$2.07
Hypothetical-C		$1,000.00	$1,023.13	$2.03

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Dividend Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in April 2017 and January 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Dividend Growth Fund

2019 Total Return % vs. Morningstar Large Blend and S&P 500:

75% beaten
25% beaten
Benchmark
Class K
Retail Class
12.00
10.00
8.00
6.00
4.00
10.42
10.50
9.16
9.03
5.32
50.0
45.0
40.0
35.0
48.9
47.9
38.5
38.0
38.1
70.0
65.0
60.0
55.0
50.0
45.0
66.3
61.6
46.4
45.6
45.3
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	53%	23%	26%
Class K	54%	26%	28%

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Dividend Growth Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

DGF-SANN-0320
1.470802.123

Fidelity® Growth & Income Portfolio

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
General Electric Co.	6.8
Microsoft Corp.	5.1
Exxon Mobil Corp.	4.3
Comcast Corp. Class A	3.9
Altria Group, Inc.	3.6
Wells Fargo & Co.	3.0
Bank of America Corp.	2.8
Bristol-Myers Squibb Co.	2.7
Apple, Inc.	2.7
Johnson & Johnson	2.5
37.4

Top Five Market Sectors as of January 31, 2020

% of fund's net assets
Health Care	18.5
Financials	16.4
Industrials	16.0
Information Technology	15.1
Consumer Staples	9.6

Asset Allocation (% of fund's net assets)

As of January 31, 2020*,**
Stocks	95.6%
Convertible Securities	0.4%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.9%

 * Foreign investments - 11.7%

 ** Written options - (0.0)%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc.	1,517,974	$90,228
Entertainment - 1.7%
Activision Blizzard, Inc.	603,000	35,263
The Walt Disney Co.	174,100	24,080
Vivendi SA	1,981,700	54,418
		113,761
Interactive Media & Services - 0.5%
Alphabet, Inc.:
Class A (a)	11,407	16,344
Class C (a)	11,136	15,972
		32,316
Media - 4.7%
Comcast Corp. Class A	6,018,800	259,952
Interpublic Group of Companies, Inc.	1,207,000	27,399
Omnicom Group, Inc.	99,700	7,508
Sinclair Broadcast Group, Inc. Class A	724,800	21,686
		316,545

TOTAL COMMUNICATION SERVICES		552,850

CONSUMER DISCRETIONARY - 1.4%
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	2,600	342
Whirlpool Corp.	128,600	18,797
		19,139
Specialty Retail - 1.0%
Lowe's Companies, Inc.	441,779	51,352
TJX Companies, Inc.	256,600	15,150
		66,502
Textiles, Apparel & Luxury Goods - 0.1%
Puma AG	9,693	778
PVH Corp.	105,300	9,179
Tapestry, Inc.	76,200	1,964
		11,921

TOTAL CONSUMER DISCRETIONARY		97,562

CONSUMER STAPLES - 9.6%
Beverages - 1.3%
The Coca-Cola Co.	1,434,603	83,781
Food & Staples Retailing - 1.8%
Walgreens Boots Alliance, Inc.	433,600	22,049
Walmart, Inc.	870,800	99,698
		121,747
Food Products - 0.3%
Nestle SA sponsored ADR	194,800	21,479
Household Products - 1.3%
Colgate-Palmolive Co.	75,300	5,556
Energizer Holdings, Inc.	154,400	7,143
Procter & Gamble Co. (b)	431,615	53,788
Spectrum Brands Holdings, Inc.	322,100	19,780
		86,267
Personal Products - 0.2%
Unilever NV	169,200	9,873
Tobacco - 4.7%
Altria Group, Inc.	5,044,700	239,775
British American Tobacco PLC sponsored ADR	1,238,900	54,574
Philip Morris International, Inc.	270,100	22,337
		316,686

TOTAL CONSUMER STAPLES		639,833

ENERGY - 7.9%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	134,000	4,490
Oil, Gas & Consumable Fuels - 7.8%
Cenovus Energy, Inc.	37,200	324
Cenovus Energy, Inc. (Canada) (c)	9,876,300	85,972
Equinor ASA sponsored ADR	3,502,900	63,683
Exxon Mobil Corp.	4,628,500	287,522
Hess Corp.	1,110,600	62,827
Kosmos Energy Ltd.	3,742,585	19,125
Noble Energy, Inc.	106,600	2,107
		521,560

TOTAL ENERGY		526,050

FINANCIALS - 16.4%
Banks - 10.9%
Bank of America Corp.	5,626,056	184,703
BB&T Corp.	1,422,630	73,365
Citigroup, Inc.	227,630	16,938
First Hawaiian, Inc.	143,600	4,173
JPMorgan Chase & Co.	729,992	96,622
M&T Bank Corp.	80,000	13,482
PNC Financial Services Group, Inc.	560,854	83,315
U.S. Bancorp	940,773	50,068
Wells Fargo & Co.	4,310,241	202,323
		724,989
Capital Markets - 4.3%
Apollo Global Management LLC Class A	15,600	738
Brookfield Asset Management, Inc. Class A	247,957	15,177
Cboe Global Markets, Inc.	45,000	5,545
Charles Schwab Corp.	303,643	13,831
FS KKR Capital Corp.	26,109	162
Julius Baer Group Ltd.	76,795	3,837
KKR & Co. LP	768,643	24,520
Morgan Stanley	380,597	19,890
Northern Trust Corp.	998,164	97,630
Raymond James Financial, Inc.	174,600	15,964
S&P Global, Inc.	2,600	764
State Street Corp.	1,138,327	86,092
Virtu Financial, Inc. Class A	103,117	1,721
		285,871
Consumer Finance - 0.0%
Shriram Transport Finance Co. Ltd.	170,100	2,420
Insurance - 0.9%
Chubb Ltd.	176,800	26,872
Marsh & McLennan Companies, Inc.	198,607	22,216
The Travelers Companies, Inc.	105,300	13,860
		62,948
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	723,968	17,730

TOTAL FINANCIALS		1,093,958

HEALTH CARE - 18.1%
Biotechnology - 1.8%
AbbVie, Inc.	352,500	28,560
Alexion Pharmaceuticals, Inc. (a)	338,100	33,604
Amgen, Inc.	158,600	34,266
Intercept Pharmaceuticals, Inc. (a)	230,704	21,319
		117,749
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co.	51,300	14,117
Boston Scientific Corp. (a)	174,000	7,285
		21,402
Health Care Providers & Services - 7.2%
AmerisourceBergen Corp.	480,300	41,094
Cardinal Health, Inc.	993,400	50,872
Cigna Corp.	438,600	84,378
CVS Health Corp.	1,927,504	130,723
McKesson Corp.	524,787	74,840
Patterson Companies, Inc. (c)	717,470	15,792
UnitedHealth Group, Inc.	304,500	82,961
		480,660
Pharmaceuticals - 8.8%
Bayer AG	1,417,235	113,741
Bristol-Myers Squibb Co.	2,852,810	179,584
GlaxoSmithKline PLC sponsored ADR	2,564,312	120,010
Johnson & Johnson	1,121,769	166,998
Novartis AG sponsored ADR	7,344	694
Sanofi SA sponsored ADR	98,900	4,774
		585,801

TOTAL HEALTH CARE		1,205,612

INDUSTRIALS - 16.0%
Aerospace & Defense - 1.7%
General Dynamics Corp.	155,600	27,298
Huntington Ingalls Industries, Inc.	88,500	23,099
Meggitt PLC	4,480	40
The Boeing Co.	100,500	31,986
United Technologies Corp.	214,282	32,185
		114,608
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	74,700	5,395
Expeditors International of Washington, Inc.	9,700	708
FedEx Corp.	150,900	21,826
United Parcel Service, Inc. Class B (b)	1,053,604	109,069
		136,998
Building Products - 0.0%
Johnson Controls International PLC	16,700	659
Commercial Services & Supplies - 0.5%
Healthcare Services Group, Inc. (c)	694,800	17,787
Interface, Inc.	586,900	9,437
KAR Auction Services, Inc.	32,600	685
Ritchie Bros. Auctioneers, Inc.	19,100	806
Stericycle, Inc. (a)	125,675	7,877
		36,592
Electrical Equipment - 0.6%
Acuity Brands, Inc.	113,300	13,355
Hubbell, Inc. Class B	160,239	22,951
Rockwell Automation, Inc.	22,800	4,370
		40,676
Industrial Conglomerates - 7.0%
3M Co.	94,300	14,962
General Electric Co.	36,049,327	448,809
		463,771
Machinery - 0.8%
Donaldson Co., Inc.	227,400	11,791
Flowserve Corp.	296,400	13,836
Fortive Corp.	118,900	8,909
JOST Werke AG (d)	38,500	1,452
Westinghouse Air Brake Co.	238,590	17,622
		53,610
Professional Services - 0.7%
RELX PLC (London Stock Exchange)	1,695,665	45,074
Robert Half International, Inc.	22,100	1,286
		46,360
Road & Rail - 1.9%
J.B. Hunt Transport Services, Inc. (b)	397,840	42,939
Knight-Swift Transportation Holdings, Inc. Class A	1,441,000	53,432
Union Pacific Corp.	166,000	29,784
		126,155
Trading Companies & Distributors - 0.7%
Fastenal Co.	183,400	6,397
MSC Industrial Direct Co., Inc. Class A	8,600	585
Watsco, Inc.	231,492	40,261
		47,243

TOTAL INDUSTRIALS		1,066,672

INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 0.4%
Cisco Systems, Inc.	475,952	21,880
IT Services - 2.5%
DXC Technology Co.	156,700	4,996
Fidelity National Information Services, Inc.	5,000	718
Genpact Ltd.	308,000	13,635
IBM Corp.	174,900	25,138
Paychex, Inc.	106,352	9,122
Unisys Corp. (a)	882,218	8,566
Visa, Inc. Class A	533,979	106,246
		168,421
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	75,900	8,330
Applied Materials, Inc.	262,800	15,240
Marvell Technology Group Ltd.	173,800	4,178
NVIDIA Corp.	3,500	828
Qualcomm, Inc.	1,657,346	141,388
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	97,000	5,232
		175,196
Software - 6.9%
Microsoft Corp.	2,012,599	342,605
Open Text Corp.	155,200	6,985
Oracle Corp.	692,253	36,309
SAP SE sponsored ADR (c)	574,900	75,180
		461,079
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	577,094	178,616

TOTAL INFORMATION TECHNOLOGY		1,005,192

MATERIALS - 1.1%
Chemicals - 0.5%
Corteva, Inc.	298,866	8,643
International Flavors & Fragrances, Inc. (c)	48,900	6,411
Nutrien Ltd.	506,380	21,615
		36,669
Containers & Packaging - 0.3%
Reynolds Consumer Products, Inc. (a)	621,700	17,750
Metals & Mining - 0.3%
BHP Billiton Ltd. sponsored ADR (c)	348,600	17,817

TOTAL MATERIALS		72,236

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	119,500	27,693
CoreSite Realty Corp.	113,500	13,331
Equinix, Inc.	33,500	19,756
Public Storage	41,400	9,264
Simon Property Group, Inc.	83,300	11,091
		81,135
UTILITIES - 0.5%
Electric Utilities - 0.3%
Duke Energy Corp.	134,800	13,161
Exelon Corp.	141,400	6,729
PPL Corp.	69,300	2,508
Southern Co.	9,400	662
		23,060
Multi-Utilities - 0.2%
Sempra Energy	79,700	12,803

TOTAL UTILITIES		35,863

TOTAL COMMON STOCKS
(Cost $5,275,223)		6,376,963

Convertible Preferred Stocks - 0.4%
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. Series A, 6.125%	322,800	21,173
Life Sciences Tools & Services - 0.1%
Avantor, Inc. Series A 6.25%	60,400	3,828
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $21,389)		25,001
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intercept Pharmaceuticals, Inc. 2% 5/15/26 (Cost $2,235)	2,221	2,461
	Shares	Value (000s)

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (e)(f)(g)
(Cost $18,052)	18,052,449	7,994

Money Market Funds - 4.8%
Fidelity Cash Central Fund 1.58% (h)	280,586,969	280,643
Fidelity Securities Lending Cash Central Fund 1.59% (h)(i)	40,822,002	40,826
TOTAL MONEY MARKET FUNDS
(Cost $321,464)		321,469
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $5,638,363)		6,733,888
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(62,626)
NET ASSETS - 100%		$6,671,262

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
Flowserve Corp.	Bank of America NA	2,370	$11,063	$55.00	2/21/20	$(11)
J.B. Hunt Transport Services, Inc.	Chicago Board Options Exchange	611	6,595	125.00	2/21/20	(3)
Procter & Gamble Co.	Chicago Board Options Exchange	460	5,733	125.00	3/20/20	(132)
Procter & Gamble Co.	Chicago Board Options Exchange	460	5,733	130.00	3/20/20	(41)
United Parcel Service, Inc.	Chicago Board Options Exchange	994	10,290	130.00	4/17/20	(4)
TOTAL WRITTEN OPTIONS						$(191)

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $28,351,000.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,452,000 or 0.0% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,994,000 or 0.1% of net assets.

 (g) Level 3 security

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$18,052

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,702
Fidelity Securities Lending Cash Central Fund	38
Total	$2,740

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$552,850	$552,850	$--	$--
Consumer Discretionary	97,562	97,562	--	--
Consumer Staples	639,833	629,960	9,873	--
Energy	526,050	526,050	--	--
Financials	1,093,958	1,087,701	6,257	--
Health Care	1,230,613	1,091,871	138,742	--
Industrials	1,066,672	1,066,672	--	--
Information Technology	1,005,192	1,005,192	--	--
Materials	72,236	72,236	--	--
Real Estate	81,135	81,135	--	--
Utilities	35,863	35,863	--	--
Corporate Bonds	2,461	--	2,461	--
Other	7,994	--	--	7,994
Money Market Funds	321,469	321,469	--	--
Total Investments in Securities:	$6,733,888	$6,568,561	$157,333	$7,994
Derivative Instruments:
Liabilities
Written Options	$(191)	$(180)	$(11)	$--
Total Liabilities	$(191)	$(180)	$(11)	$--
Total Derivative Instruments:	$(191)	$(180)	$(11)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Written Options(a)	$0	$(191)
Total Equity Risk	0	(191)
Total Value of Derivatives	$0	$(191)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.3%
United Kingdom	3.3%
Germany	2.8%
Canada	1.9%
Norway	1.0%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $38,875) — See accompanying schedule: Unaffiliated issuers (cost $5,316,899)	$6,412,419
Fidelity Central Funds (cost $321,464)	321,469
Total Investment in Securities (cost $5,638,363)		$6,733,888
Cash		640
Restricted cash		1,045
Receivable for investments sold		5,888
Receivable for fund shares sold		1,448
Dividends receivable		7,519
Interest receivable		3
Distributions receivable from Fidelity Central Funds		402
Prepaid expenses		7
Other receivables		1,050
Total assets		6,751,890
Liabilities
Payable for investments purchased	$31,809
Payable for fund shares redeemed	3,719
Accrued management fee	2,491
Written options, at value (premium received $1,311)	191
Other affiliated payables	836
Other payables and accrued expenses	754
Collateral on securities loaned	40,828
Total liabilities		80,628
Net Assets		$6,671,262
Net Assets consist of:
Paid in capital		$5,502,480
Total accumulated earnings (loss)		1,168,782
Net Assets		$6,671,262
Net Asset Value and Maximum Offering Price
Growth and Income:
Net Asset Value, offering price and redemption price per share ($6,152,399 ÷ 149,236 shares)		$41.23
Class K:
Net Asset Value, offering price and redemption price per share ($518,863 ÷ 12,597 shares)		$41.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$79,831
Interest		146
Income from Fidelity Central Funds (including $38 from security lending)		2,740
Total income		82,717
Expenses
Management fee	$14,213
Transfer agent fees	4,424
Accounting fees	572
Custodian fees and expenses	56
Independent trustees' fees and expenses	20
Registration fees	22
Audit	43
Legal	9
Miscellaneous	17
Total expenses before reductions	19,376
Expense reductions	(125)
Total expenses after reductions		19,251
Net investment income (loss)		63,466
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	102,503
Foreign currency transactions	(10)
Written options	2,990
Total net realized gain (loss)		105,483
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	338,794
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	7
Written options	1,493
Total change in net unrealized appreciation (depreciation)		340,293
Net gain (loss)		445,776
Net increase (decrease) in net assets resulting from operations		$509,242

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$63,466	$150,639
Net realized gain (loss)	105,483	85,851
Change in net unrealized appreciation (depreciation)	340,293	(98,315)
Net increase (decrease) in net assets resulting from operations	509,242	138,175
Distributions to shareholders	(141,130)	(205,560)
Share transactions - net increase (decrease)	(120,821)	(380,141)
Total increase (decrease) in net assets	247,291	(447,526)
Net Assets
Beginning of period	6,423,971	6,871,497
End of period	$6,671,262	$6,423,971

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth & Income Portfolio

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$38.98	$39.34	$35.31	$30.48	$30.85	$29.02
Income from Investment Operations
Net investment income (loss)A	.39	.87	.65	.61	.59	.55
Net realized and unrealized gain (loss)	2.73	(.05)B	4.12	4.68	(.37)	1.82C
Total from investment operations	3.12	.82	4.77	5.29	.22	2.37
Distributions from net investment income	(.41)	(.77)	(.74)	(.46)	(.58)	(.54)
Distributions from net realized gain	(.46)	(.42)	–	–	(.01)	–
Total distributions	(.87)	(1.18)D	(.74)	(.46)	(.59)	(.54)
Net asset value, end of period	$41.23	$38.98	$39.34	$35.31	$30.48	$30.85
Total ReturnE,F	8.09%	2.26%B	13.66%	17.48%	.88%	8.23%C
Ratios to Average Net AssetsG,H
Expenses before reductions	.60%I	.61%	.61%	.63%	.64%	.64%
Expenses net of fee waivers, if any	.60%I	.61%	.61%	.63%	.64%	.63%
Expenses net of all reductions	.60%I	.61%	.61%	.63%	.64%	.63%
Net investment income (loss)	1.93%I	2.31%	1.76%	1.84%	2.05%	1.83%
Supplemental Data
Net assets, end of period (in millions)	$6,152	$5,927	$6,280	$6,356	$5,529	$6,563
Portfolio turnover rateJ	25%I	36%	38%	37%	29%	35%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 2.14%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 8.03%.

 D Total distributions of $1.18 per share is comprised of distributions from net investment income of $.765 and distributions from net realized gain of $.419 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Growth & Income Portfolio Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$38.94	$39.31	$35.28	$30.46	$30.82	$29.00
Income from Investment Operations
Net investment income (loss)A	.41	.91	.69	.65	.62	.59
Net realized and unrealized gain (loss)	2.73	(.06)B	4.12	4.67	(.35)	1.81C
Total from investment operations	3.14	.85	4.81	5.32	.27	2.40
Distributions from net investment income	(.43)	(.81)	(.78)	(.50)	(.62)	(.58)
Distributions from net realized gain	(.46)	(.42)	–	–	(.01)	–
Total distributions	(.89)	(1.22)D	(.78)	(.50)	(.63)	(.58)
Net asset value, end of period	$41.19	$38.94	$39.31	$35.28	$30.46	$30.82
Total ReturnE,F	8.15%	2.35%B	13.79%	17.60%	1.04%	8.34%C
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.51%	.51%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.50%I	.51%	.51%	.52%	.52%	.52%
Expenses net of all reductions	.50%I	.50%	.50%	.52%	.52%	.52%
Net investment income (loss)	2.03%I	2.41%	1.86%	1.95%	2.17%	1.95%
Supplemental Data
Net assets, end of period (in millions)	$519	$497	$591	$890	$765	$862
Portfolio turnover rateJ	25%I	36%	38%	37%	29%	35%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 2.23%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 8.14%.

 D Total distributions of $1.22 per share is comprised of distributions from net investment income of $.805 and distributions from net realized gain of $.419 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $681 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, certain conversion ratio adjustments, equity-debt classifications, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,492,434
Gross unrealized depreciation	(410,231)
Net unrealized appreciation (depreciation)	$1,082,203
Tax cost	$5,652,805

The Fund elected to defer to its next fiscal year approximately $4,414 of capital losses recognized during the period November 1, 2018 to July 31, 2019.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $9,039 in this Subsidiary, representing .14% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $771,625 and $935,661, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth & Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth and Income	$4,311.14
Class K	113.04
	$4,424

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Growth & Income Portfolio	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth & Income Portfolio	$18

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $15.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $4. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $104 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Growth and Income	$5

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2020	Year ended July 31, 2019
Distributions to shareholders
Growth and Income	$129,855	$184,494
Class K	11,275	21,066
Total	$141,130	$205,560

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2020	Year ended July 31, 2019	Six months ended January 31, 2020	Year ended July 31, 2019
Growth and Income
Shares sold	2,059	4,033	$84,077	$152,368
Reinvestment of distributions	3,085	4,678	122,459	174,463
Shares redeemed	(7,969)	(16,278)	(320,067)	(613,720)
Net increase (decrease)	(2,825)	(7,567)	$(113,531)	$(286,889)
Class K
Shares sold	1,122	7,816	$45,712	$289,822
Reinvestment of distributions	284	570	11,275	21,066
Shares redeemed	(1,579)	(10,656)	(64,276)	(404,140)
Net increase (decrease)	(173)	(2,270)	$(7,289)	$(93,252)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Growth and Income	.60%
Actual		$1,000.00	$1,080.90	$3.14
Hypothetical-C		$1,000.00	$1,022.12	$3.05
Class K	.50%
Actual		$1,000.00	$1,081.50	$2.62
Hypothetical-C		$1,000.00	$1,022.62	$2.54

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth & Income Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Growth & Income Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Growth & Income Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

GAI-SANN-0320
1.700483.123

Fidelity® Leveraged Company Stock Fund

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Eldorado Resorts, Inc.	4.4
Air Canada	4.1
Adobe, Inc.	3.3
Microsoft Corp.	3.1
JBS SA	2.9
Global Payments, Inc.	2.8
MasterCard, Inc. Class A	2.6
IQVIA Holdings, Inc.	2.5
Visa, Inc. Class A	2.4
Vistra Energy Corp.	2.3
30.4

Top Five Market Sectors as of January 31, 2020

% of fund's net assets
Information Technology	35.0
Consumer Discretionary	12.5
Health Care	12.1
Industrials	11.0
Communication Services	10.4

Asset Allocation (% of fund's net assets)

As of January 31, 2020*
Stocks	97.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.8%

 * Foreign investments - 11.4%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.4%
Interactive Media & Services - 4.1%
Alphabet, Inc. Class A (a)	36,600	$52,440
Facebook, Inc. Class A (a)	199,400	40,261
		92,701
Media - 4.0%
Altice U.S.A., Inc. Class A (a)	1,829,600	50,058
Nexstar Broadcasting Group, Inc. Class A	347,798	42,136
		92,194
Wireless Telecommunication Services - 2.3%
T-Mobile U.S., Inc. (a)	653,000	51,711

TOTAL COMMUNICATION SERVICES		236,606

CONSUMER DISCRETIONARY - 12.5%
Hotels, Restaurants & Leisure - 10.3%
Boyd Gaming Corp.	1,482,700	44,259
Eldorado Resorts, Inc. (a)(b)	1,658,780	99,160
Melco Crown Entertainment Ltd. sponsored ADR	75,332	1,519
MGM Mirage, Inc.	369,500	11,477
Penn National Gaming, Inc. (a)	1,317,970	39,315
Royal Caribbean Cruises Ltd.	214,400	25,102
Studio City International Holdings Ltd. ADR (a)	695,700	13,140
		233,972
Household Durables - 0.8%
Tempur Sealy International, Inc. (a)	192,400	17,628
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (a)	10,100	20,288
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	122,700	10,683

TOTAL CONSUMER DISCRETIONARY		282,571

CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 0.2%
Performance Food Group Co. (a)	93,300	4,832
Food Products - 3.5%
Darling International, Inc. (a)	526,083	14,273
JBS SA	10,119,700	65,171
		79,444

TOTAL CONSUMER STAPLES		84,276

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
MEG Energy Corp. (a)	2,098,400	10,719
FINANCIALS - 5.4%
Banks - 2.1%
Bank of America Corp.	652,399	21,418
JPMorgan Chase & Co.	199,700	26,432
		47,850
Consumer Finance - 3.3%
American Express Co.	328,100	42,610
OneMain Holdings, Inc.	773,100	32,756
		75,366

TOTAL FINANCIALS		123,216

HEALTH CARE - 12.1%
Biotechnology - 0.6%
Alexion Pharmaceuticals, Inc. (a)	134,100	13,328
Health Care Providers & Services - 4.5%
Cigna Corp.	113,300	21,797
Humana, Inc.	67,900	22,831
Tenet Healthcare Corp. (a)	691,500	21,879
UnitedHealth Group, Inc.	133,500	36,372
		102,879
Life Sciences Tools & Services - 4.6%
Charles River Laboratories International, Inc. (a)	80,900	12,506
IQVIA Holdings, Inc. (a)	370,100	57,458
Thermo Fisher Scientific, Inc.	107,500	33,668
		103,632
Pharmaceuticals - 2.4%
Bausch Health Cos., Inc. (Canada) (a)	408,100	11,197
Bristol-Myers Squibb Co.	290,300	18,274
Jazz Pharmaceuticals PLC (a)	166,400	23,853
		53,324

TOTAL HEALTH CARE		273,163

INDUSTRIALS - 11.0%
Airlines - 4.9%
Air Canada (a)	2,765,400	92,633
Delta Air Lines, Inc.	335,100	18,678
		111,311
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.	46,866	7
Machinery - 1.8%
Allison Transmission Holdings, Inc.	510,200	22,551
Fortive Corp.	242,600	18,178
		40,729
Marine - 0.0%
Genco Shipping & Trading Ltd.	831	7
Professional Services - 0.5%
ASGN, Inc. (a)	162,500	11,000
Trading Companies & Distributors - 3.8%
Air Lease Corp. Class A	459,820	19,745
HD Supply Holdings, Inc. (a)	713,100	29,052
United Rentals, Inc. (a)	273,000	37,043
		85,840

TOTAL INDUSTRIALS		248,894

INFORMATION TECHNOLOGY - 35.0%
Electronic Equipment & Components - 2.4%
CDW Corp.	205,900	26,860
Zebra Technologies Corp. Class A (a)	111,300	26,603
		53,463
IT Services - 14.3%
EPAM Systems, Inc. (a)	228,100	52,039
Fiserv, Inc. (a)	264,609	31,385
Global Payments, Inc.	327,600	64,029
GoDaddy, Inc. (a)	261,600	17,582
MasterCard, Inc. Class A	189,300	59,807
PayPal Holdings, Inc. (a)	309,400	35,238
Verra Mobility Corp. (a)	593,900	9,461
Visa, Inc. Class A	276,300	54,975
		324,516
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc. (a)	410,600	19,298
Broadcom, Inc.	36,300	11,077
Lam Research Corp.	149,800	44,672
Microchip Technology, Inc. (b)	408,600	39,830
Micron Technology, Inc. (a)	380,800	20,217
ON Semiconductor Corp. (a)	1,177,900	27,268
Skyworks Solutions, Inc.	113,600	12,854
		175,216
Software - 10.6%
Adobe, Inc. (a)	210,500	73,915
Microsoft Corp.	414,800	70,611
Palo Alto Networks, Inc. (a)	108,300	25,427
Salesforce.com, Inc. (a)	112,500	20,510
SS&C Technologies Holdings, Inc.	489,797	30,862
VMware, Inc. Class A (a)	125,500	18,582
		239,907

TOTAL INFORMATION TECHNOLOGY		793,102

MATERIALS - 1.8%
Chemicals - 1.3%
CF Industries Holdings, Inc.	330,200	13,300
The Chemours Co. LLC	1,129,328	15,664
		28,964
Metals & Mining - 0.5%
First Quantum Minerals Ltd.	1,634,200	12,793

TOTAL MATERIALS		41,757

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Crown Castle International Corp.	122,700	18,385
UTILITIES - 4.0%
Independent Power and Renewable Electricity Producers - 4.0%
NRG Energy, Inc.	1,000,400	36,905
Vistra Energy Corp.	2,332,265	52,523
		89,428
TOTAL COMMON STOCKS
(Cost $1,535,381)		2,202,117

Money Market Funds - 5.6%
Fidelity Cash Central Fund 1.58% (c)	55,745,720	55,757
Fidelity Securities Lending Cash Central Fund 1.59% (c)(d)	69,712,607	69,720
TOTAL MONEY MARKET FUNDS
(Cost $125,474)		125,477
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $1,660,855)		2,327,594
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(62,784)
NET ASSETS - 100%		$2,264,810

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$658
Fidelity Securities Lending Cash Central Fund	116
Total	$774

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.6%
Canada	5.6%
Brazil	2.9%
Liberia	1.1%
Ireland	1.1%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $66,116) — See accompanying schedule: Unaffiliated issuers (cost $1,535,381)	$2,202,117
Fidelity Central Funds (cost $125,474)	125,477
Total Investment in Securities (cost $1,660,855)		$2,327,594
Receivable for investments sold		8,872
Receivable for fund shares sold		506
Dividends receivable		679
Distributions receivable from Fidelity Central Funds		72
Prepaid expenses		3
Other receivables		43
Total assets		2,337,769
Liabilities
Payable for fund shares redeemed	$1,695
Accrued management fee	1,140
Other affiliated payables	308
Other payables and accrued expenses	94
Collateral on securities loaned	69,722
Total liabilities		72,959
Net Assets		$2,264,810
Net Assets consist of:
Paid in capital		$1,650,194
Total accumulated earnings (loss)		614,616
Net Assets		$2,264,810
Net Asset Value and Maximum Offering Price
Leveraged Company Stock:
Net Asset Value, offering price and redemption price per share ($1,918,672 ÷ 59,997 shares)		$31.98
Class K:
Net Asset Value, offering price and redemption price per share ($346,138 ÷ 10,784 shares)		$32.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$10,062
Income from Fidelity Central Funds (including $116 from security lending)		774
Total income		10,836
Expenses
Management fee	$6,531
Transfer agent fees	1,502
Accounting fees	336
Custodian fees and expenses	21
Independent trustees' fees and expenses	7
Registration fees	26
Audit	33
Legal	40
Miscellaneous	7
Total expenses before reductions	8,503
Expense reductions	(84)
Total expenses after reductions		8,419
Net investment income (loss)		2,417
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,992)
Fidelity Central Funds	2
Foreign currency transactions	4
Total net realized gain (loss)		(4,986)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	151,923
Total change in net unrealized appreciation (depreciation)		151,923
Net gain (loss)		146,937
Net increase (decrease) in net assets resulting from operations		$149,354

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,417	$(1,093)
Net realized gain (loss)	(4,986)	44,029
Change in net unrealized appreciation (depreciation)	151,923	(35,293)
Net increase (decrease) in net assets resulting from operations	149,354	7,643
Distributions to shareholders	(2,522)	(382,089)
Share transactions - net increase (decrease)	(173,869)	(136,527)
Total increase (decrease) in net assets	(27,037)	(510,973)
Net Assets
Beginning of period	2,291,847	2,802,820
End of period	$2,264,810	$2,291,847

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Leveraged Company Stock Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$29.94	$34.31	$37.25	$40.68	$46.90	$45.82
Income from Investment Operations
Net investment income (loss)A	.03	(.02)	.02	.19	.41	.41
Net realized and unrealized gain (loss)	2.04	.42	3.42B	5.53	(3.77)	1.01
Total from investment operations	2.07	.40	3.44	5.72	(3.36)	1.42
Distributions from net investment income	(.03)	–	(.07)	(.37)	(.40)	(.34)
Distributions from net realized gain	–	(4.77)	(6.32)	(8.78)	(2.46)	–
Total distributions	(.03)	(4.77)	(6.38)C	(9.15)	(2.86)	(.34)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$31.98	$29.94	$34.31	$37.25	$40.68	$46.90
Total ReturnE,F	6.92%	1.93%	10.91%B	17.45%	(7.23)%	3.12%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.78%	.78%	.80%	.80%	.79%
Expenses net of fee waivers, if any	.78%I	.78%	.78%	.79%	.80%	.78%
Expenses net of all reductions	.77%I	.78%	.77%	.78%	.80%	.78%
Net investment income (loss)	.20%I	(.06)%	.07%	.51%	1.03%	.87%
Supplemental Data
Net assets, end of period (in millions)	$1,919	$1,945	$2,372	$2,644	$2,861	$3,755
Portfolio turnover rateJ	42%I	53%	67%	100%	9%	4%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.06 per share. Excluding this reimbursement, the total return would have been 10.73%.

 C Total distributions of $6.38 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $6.318 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Leveraged Company Stock Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$30.04	$34.40	$37.34	$40.76	$47.00	$45.91
Income from Investment Operations
Net investment income (loss)A	.05	.01	.06	.23	.46	.46
Net realized and unrealized gain (loss)	2.06	.42	3.42B	5.55	(3.79)	1.03
Total from investment operations	2.11	.43	3.48	5.78	(3.33)	1.49
Distributions from net investment income	(.05)	–	(.11)	(.42)	(.45)	(.40)
Distributions from net realized gain	–	(4.79)	(6.32)	(8.78)	(2.46)	–
Total distributions	(.05)	(4.79)	(6.42)C	(9.20)	(2.91)	(.40)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$32.10	$30.04	$34.40	$37.34	$40.76	$47.00
Total ReturnE,F	7.01%	2.03%	11.01%B	17.60%	(7.14)%	3.26%
Ratios to Average Net AssetsG,H
Expenses before reductions	.67%I	.67%	.67%	.68%	.68%	.67%
Expenses net of fee waivers, if any	.67%I	.67%	.67%	.68%	.68%	.67%
Expenses net of all reductions	.66%I	.67%	.66%	.67%	.68%	.67%
Net investment income (loss)	.31%I	.05%	.18%	.63%	1.15%	.99%
Supplemental Data
Net assets, end of period (in millions)	$346	$347	$431	$489	$573	$991
Portfolio turnover rateJ	42%I	53%	67%	100%	9%	4%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.06 per share. Excluding this reimbursement, the total return would have been 10.83%.

 C Total distributions of $6.42 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $6.318 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Leveraged Company Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$707,451
Gross unrealized depreciation	(41,249)
Net unrealized appreciation (depreciation)	$666,202
Tax cost	$1,661,392

The Fund elected to defer to its next fiscal year approximately $41,109 of capital losses recognized during the period November 1,2018 to July 31, 2019. The Fund intends to elect to defer to its next fiscal year $688 of ordinary losses recognized during the period January 1, 2019 to July 31, 2019.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $453,850 and $611,390, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .58% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Leveraged Company Stock, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Leveraged Company Stock	$1,427.15
Class K	75.04
	$1,502

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Leveraged Company Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Leveraged Company Stock Fund	$20

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $12. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $79 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses in the amount less than five hundred dollars.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2020	Year ended July 31, 2019
Distributions to shareholders
Leveraged Company Stock	$2,012	$323,491
Class K	510	58,598
Total	$2,522	$382,089

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2020	Year ended July 31, 2019	Six months ended January 31, 2020	Year ended July 31, 2019
Leveraged Company Stock
Shares sold	919	2,630	$28,317	$74,697
Reinvestment of distributions	59	10,500	1,907	306,391
Shares redeemed	(5,953)	(17,289)	(181,289)	(490,093)
Net increase (decrease)	(4,975)	(4,159)	$(151,065)	$(109,005)
Class K
Shares sold	465	1,048	$14,642	$29,782
Reinvestment of distributions	16	2,004	510	58,598
Shares redeemed	(1,244)	(4,033)	(37,956)	(115,902)
Net increase (decrease)	(763)	(981)	$(22,804)	$(27,522)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Leveraged Company Stock	.78%
Actual		$1,000.00	$1,069.20	$4.06
Hypothetical-C		$1,000.00	$1,021.22	$3.96
Class K	.67%
Actual		$1,000.00	$1,070.10	$3.49
Hypothetical-C		$1,000.00	$1,021.77	$3.40

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Leveraged Company Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Leveraged Company Stock Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Leveraged Company Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

LSF-SANN-0320
1.753758.120

Fidelity® OTC K6 Portfolio

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Apple, Inc.	11.0
Microsoft Corp.	10.7
Amazon.com, Inc.	5.7
Alphabet, Inc. Class A	5.6
Facebook, Inc. Class A	4.4
Alphabet, Inc. Class C	2.8
Adobe, Inc.	2.0
Qualcomm, Inc.	1.5
Charter Communications, Inc. Class A	1.3
Salesforce.com, Inc.	1.3
46.3

Top Five Market Sectors as of January 31, 2020

% of fund's net assets
Information Technology	45.8
Communication Services	19.8
Consumer Discretionary	15.1
Health Care	7.2
Consumer Staples	5.2

Asset Allocation (% of fund's net assets)

As of January 31, 2020*
Stocks	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 11.9%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 19.8%
Entertainment - 2.5%
Activision Blizzard, Inc.	45,631	$2,668,501
Electronic Arts, Inc. (a)	34	3,669
NetEase, Inc. ADR	4,577	1,468,119
Netflix, Inc. (a)	3,186	1,099,457
Nintendo Co. Ltd. ADR	12,523	574,806
Take-Two Interactive Software, Inc. (a)	5,472	682,030
Tencent Music Entertainment Group ADR (a)	8,353	106,000
Ubisoft Entertainment SA (a)	1,594	120,892
Zynga, Inc. (a)	113,084	680,766
		7,404,240
Interactive Media & Services - 15.4%
58.com, Inc. ADR (a)	147	8,176
Alphabet, Inc.:
Class A (a)	11,789	16,891,043
Class C (a)	5,819	8,345,784
ANGI Homeservices, Inc. Class A (a)	36,596	293,866
CarGurus, Inc. Class A (a)	21,694	773,391
Eventbrite, Inc. (a)	305	6,451
Facebook, Inc. Class A (a)	66,587	13,444,581
IAC/InterActiveCorp (a)	4,195	1,021,860
Match Group, Inc. (a)(b)	13,738	1,074,586
Scout24 AG (c)	7,400	510,063
Tencent Holdings Ltd. sponsored ADR (b)	62,894	3,013,252
Twitter, Inc. (a)	40,441	1,313,524
		46,696,577
Media - 1.9%
Cardlytics, Inc. (a)	21,500	1,804,280
Charter Communications, Inc. Class A (a)	7,777	4,024,286
		5,828,566
Wireless Telecommunication Services - 0.0%
Boingo Wireless, Inc. (a)	2,465	27,707

TOTAL COMMUNICATION SERVICES		59,957,090

CONSUMER DISCRETIONARY - 15.1%
Automobiles - 0.0%
Tesla, Inc. (a)	12	7,807
Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc. (a)	1,575	54,353
Koolearn Technology Holding Ltd. (a)(c)	107,500	374,693
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	4,777	580,644
TAL Education Group ADR (a)	14,307	713,919
		1,723,609
Hotels, Restaurants & Leisure - 2.3%
Eldorado Resorts, Inc. (a)	8,666	518,053
Hilton Grand Vacations, Inc. (a)	1,584	50,545
Hilton Worldwide Holdings, Inc.	130	14,014
Marriott International, Inc. Class A	7,496	1,049,890
Planet Fitness, Inc. (a)	23,664	1,911,815
Restaurant Brands International, Inc.	3,894	237,571
Royal Caribbean Cruises Ltd.	4,608	539,505
Starbucks Corp.	11,274	956,373
Texas Roadhouse, Inc. Class A	1,729	108,063
Vail Resorts, Inc.	3,484	817,033
Wynn Resorts Ltd.	4,920	620,707
Yum! Brands, Inc.	2,465	260,723
		7,084,292
Internet & Direct Marketing Retail - 8.5%
Amazon.com, Inc. (a)	8,567	17,208,704
Ctrip.com International Ltd. ADR (a)	35,209	1,131,265
eBay, Inc.	39,392	1,321,996
Meituan Dianping Class B (a)	95,446	1,208,331
MercadoLibre, Inc. (a)	4,163	2,760,069
The Booking Holdings, Inc. (a)	1,100	2,013,605
		25,643,970
Multiline Retail - 0.7%
Dollar General Corp.	1,135	174,120
Dollar Tree, Inc. (a)	23,425	2,039,615
		2,213,735
Specialty Retail - 1.5%
Burlington Stores, Inc. (a)	4,057	882,276
Five Below, Inc. (a)	5,202	588,970
Lowe's Companies, Inc.	3,223	374,642
National Vision Holdings, Inc. (a)	7,685	262,212
Ross Stores, Inc.	15,370	1,724,360
Ulta Beauty, Inc. (a)	2,036	545,465
		4,377,925
Textiles, Apparel & Luxury Goods - 1.5%
G-III Apparel Group Ltd. (a)	2,589	70,447
Kontoor Brands, Inc.	127	4,844
lululemon athletica, Inc. (a)	13,775	3,297,597
LVMH Moet Hennessy Louis Vuitton SE	1,990	866,590
PVH Corp.	3,200	278,944
VF Corp.	592	49,118
		4,567,540

TOTAL CONSUMER DISCRETIONARY		45,618,878

CONSUMER STAPLES - 5.2%
Beverages - 2.1%
Diageo PLC	31,945	1,263,205
Fever-Tree Drinks PLC	33,532	609,279
Keurig Dr. Pepper, Inc.	18,575	529,945
Kweichow Moutai Co. Ltd. (A Shares)	7,100	1,042,794
Monster Beverage Corp. (a)	25,342	1,687,777
PepsiCo, Inc.	8,743	1,241,681
		6,374,681
Food & Staples Retailing - 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	40,643	833,994
Costco Wholesale Corp.	10,719	3,274,869
Performance Food Group Co. (a)	14,534	752,716
U.S. Foods Holding Corp. (a)	15,921	639,547
Walmart, Inc.	3,480	398,425
		5,899,551
Food Products - 0.4%
Darling International, Inc. (a)	5,622	152,525
Mondelez International, Inc.	12,237	702,159
The Kraft Heinz Co.	7,946	232,023
		1,086,707
Personal Products - 0.3%
Coty, Inc. Class A	89,453	917,788
Tobacco - 0.5%
Altria Group, Inc.	30,086	1,429,988

TOTAL CONSUMER STAPLES		15,708,715

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cenovus Energy, Inc. (Canada)	2,500	21,762
Centennial Resource Development, Inc. Class A (a)	13,433	43,792
EOG Resources, Inc.	164	11,957
		77,511
FINANCIALS - 2.5%
Banks - 0.3%
Huntington Bancshares, Inc.	44,338	601,667
PacWest Bancorp	7,221	253,096
		854,763
Capital Markets - 2.1%
Cboe Global Markets, Inc.	9,288	1,144,467
CME Group, Inc.	7,610	1,652,207
E*TRADE Financial Corp.	6,812	290,327
London Stock Exchange Group PLC	10,700	1,105,747
Northern Trust Corp.	7,760	759,006
S&P Global, Inc.	2,107	618,889
TD Ameritrade Holding Corp.	14,836	704,413
Virtu Financial, Inc. Class A	5,060	84,451
		6,359,507
Consumer Finance - 0.1%
Capital One Financial Corp.	4,070	406,186

TOTAL FINANCIALS		7,620,456

HEALTH CARE - 7.2%
Biotechnology - 4.6%
Acceleron Pharma, Inc. (a)	4,200	381,276
Agios Pharmaceuticals, Inc. (a)	6,477	315,624
Alexion Pharmaceuticals, Inc. (a)	20,014	1,989,191
Allakos, Inc. (a)(b)	741	53,500
Alnylam Pharmaceuticals, Inc. (a)	3,608	414,162
Amgen, Inc.	15,446	3,337,108
Arcutis Biotherapeutics, Inc. (a)	3,700	80,660
Ascendis Pharma A/S sponsored ADR (a)	1,068	144,287
Blueprint Medicines Corp. (a)	2,014	127,788
Cellectis SA sponsored ADR (a)	5,229	80,893
Chimerix, Inc. (a)	713	1,176
Crinetics Pharmaceuticals, Inc. (a)	1,281	27,516
CSL Ltd.	1,500	308,503
DBV Technologies SA sponsored ADR (a)(b)	14,012	136,337
FibroGen, Inc. (a)	2,590	108,392
G1 Therapeutics, Inc. (a)	4,189	81,099
GenSight Biologics SA (a)(b)(c)	3,168	12,631
Global Blood Therapeutics, Inc. (a)	3,600	234,936
Heron Therapeutics, Inc. (a)	26,691	556,774
Intercept Pharmaceuticals, Inc. (a)	5,467	505,205
Ionis Pharmaceuticals, Inc. (a)	1,369	79,840
Neurocrine Biosciences, Inc. (a)	10,388	1,039,631
Regeneron Pharmaceuticals, Inc. (a)	428	144,638
Sage Therapeutics, Inc. (a)	3,792	251,334
Sarepta Therapeutics, Inc. (a)	3,771	437,285
Scholar Rock Holding Corp. (a)	1,725	21,200
Trevena, Inc. (a)(b)	6,675	5,881
uniQure B.V. (a)	7,107	409,079
Vertex Pharmaceuticals, Inc. (a)	8,941	2,030,054
Xencor, Inc. (a)	16,841	571,584
		13,887,584
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	18,225	763,081
DexCom, Inc. (a)	1,591	383,033
Hoya Corp. ADR	10,594	1,020,732
Insulet Corp. (a)	4,757	923,048
Intuitive Surgical, Inc. (a)	1,987	1,112,283
Neuronetics, Inc. (a)	580	2,105
ViewRay, Inc. (a)(b)	14,165	44,195
		4,248,477
Health Care Providers & Services - 0.4%
Humana, Inc.	3,130	1,052,431
UnitedHealth Group, Inc.	224	61,029
		1,113,460
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	712	883
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (a)(b)	7,389	675,281
Thermo Fisher Scientific, Inc.	1,449	453,812
		1,129,093
Pharmaceuticals - 0.4%
AstraZeneca PLC:
(United Kingdom)	1,507	147,426
sponsored ADR	17,059	830,773
Elanco Animal Health, Inc. (a)	1,313	40,572
TherapeuticsMD, Inc. (a)	5,191	11,680
Zogenix, Inc. (a)	3,741	188,434
		1,218,885

TOTAL HEALTH CARE		21,598,382

INDUSTRIALS - 3.3%
Airlines - 0.3%
Spirit Airlines, Inc. (a)	14,425	592,435
United Continental Holdings, Inc. (a)	5,652	422,770
		1,015,205
Commercial Services & Supplies - 0.6%
Copart, Inc. (a)	17,319	1,757,186
Machinery - 0.0%
Evoqua Water Technologies Corp. (a)	3,486	69,615
Professional Services - 0.5%
CoStar Group, Inc. (a)	65	42,444
Recruit Holdings Co. Ltd.	904	35,235
Verisk Analytics, Inc.	8,235	1,337,940
		1,415,619
Road & Rail - 1.9%
CSX Corp.	15,332	1,170,445
J.B. Hunt Transport Services, Inc.	249	26,875
Lyft, Inc.	46,768	2,220,545
Rumo SA (a)	142,700	773,044
Uber Technologies, Inc.	39,764	1,443,036
		5,633,945
Trading Companies & Distributors - 0.0%
HD Supply Holdings, Inc. (a)	3,615	147,275

TOTAL INDUSTRIALS		10,038,845

INFORMATION TECHNOLOGY - 45.8%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	4,085	912,344
Cisco Systems, Inc.	58,422	2,685,659
		3,598,003
IT Services - 4.7%
Akamai Technologies, Inc. (a)	8,748	816,626
Black Knight, Inc. (a)	19,701	1,318,391
Fastly, Inc. Class A	568	12,786
Fidelity National Information Services, Inc.	10,471	1,504,264
Fiserv, Inc. (a)	2,603	308,742
GoDaddy, Inc. (a)	21,295	1,431,237
MasterCard, Inc. Class A	8,749	2,764,159
PayPal Holdings, Inc. (a)	8,772	999,043
Shopify, Inc. Class A (a)	5,000	2,328,585
Twilio, Inc. Class A (a)	6,798	845,263
Verra Mobility Corp. (a)	35,200	560,736
Visa, Inc. Class A	2,812	559,504
Wix.com Ltd. (a)	4,321	616,563
		14,065,899
Semiconductors & Semiconductor Equipment - 11.1%
Analog Devices, Inc.	12,291	1,348,937
Applied Materials, Inc.	41,755	2,421,372
ASML Holding NV	7,173	2,013,174
Broadcom, Inc.	8,561	2,612,475
Cirrus Logic, Inc. (a)	2,335	179,351
Intel Corp.	16,849	1,077,157
KLA-Tencor Corp.	1,289	213,639
Lam Research Corp.	5,988	1,785,681
Marvell Technology Group Ltd.	123,394	2,966,392
Mellanox Technologies Ltd. (a)	8,472	1,024,265
Microchip Technology, Inc.	1,884	183,652
Micron Technology, Inc. (a)	38,019	2,018,429
NVIDIA Corp.	15,655	3,701,312
NXP Semiconductors NV	23,624	2,996,941
Qorvo, Inc. (a)	2,355	249,300
Qualcomm, Inc.	51,870	4,425,030
Skyworks Solutions, Inc.	21,244	2,403,759
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	33,919	1,829,591
		33,450,457
Software - 17.0%
2U, Inc. (a)	11,110	220,089
Adobe, Inc. (a)	17,032	5,980,616
Aspen Technology, Inc. (a)	1,300	154,674
Autodesk, Inc. (a)	12,327	2,426,570
Bill.Com Holdings, Inc. (a)	331	16,656
Cloudflare, Inc. (a)	3,500	62,510
DocuSign, Inc. (a)	2,190	171,937
Dropbox, Inc. Class A (a)	2,894	49,256
Everbridge, Inc. (a)	13,600	1,232,704
HIVE Blockchain Technologies Ltd. (a)	37,659	4,980
HubSpot, Inc. (a)	889	160,856
Intuit, Inc.	6,160	1,727,141
Manhattan Associates, Inc. (a)	13,428	1,147,557
Microsoft Corp.	190,579	32,442,263
Netcompany Group A/S (a)(c)	962	43,660
New Relic, Inc. (a)	1,044	68,914
Nortonlifelock, Inc.	5,490	156,026
Parametric Technology Corp. (a)	723	60,096
Paylocity Holding Corp. (a)	2,455	348,340
Q2 Holdings, Inc. (a)	1,987	173,247
Salesforce.com, Inc. (a)	21,117	3,849,840
ServiceNow, Inc. (a)	155	52,426
Talend SA ADR (a)(b)	16,162	596,378
Workday, Inc. Class A (a)	1,868	344,889
		51,491,625
Technology Hardware, Storage & Peripherals - 11.8%
Apple, Inc.	108,076	33,450,599
Samsung Electronics Co. Ltd.	26,032	1,201,951
Western Digital Corp.	17,461	1,143,696
		35,796,246

TOTAL INFORMATION TECHNOLOGY		138,402,230

MATERIALS - 0.1%
Chemicals - 0.1%
FMC Corp.	712	68,060
LG Chemical Ltd.	622	172,836
Livent Corp. (a)	18,298	172,184
		413,080
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	4,975	1,152,907
Crown Castle International Corp.	2,034	304,775
Equinix, Inc.	707	416,939
		1,874,621
TOTAL COMMON STOCKS
(Cost $266,035,417)		301,309,808

Money Market Funds - 1.9%
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)
(Cost $5,701,494)	5,700,924	5,701,494
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $271,736,911)		307,011,302
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(4,479,644)
NET ASSETS - 100%		$302,531,658

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $941,047 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,629
Fidelity Securities Lending Cash Central Fund	9,145
Total	$16,774

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$59,957,090	$59,836,198	$120,892	$--
Consumer Discretionary	45,618,878	43,169,264	2,449,614	--
Consumer Staples	15,708,715	13,402,716	2,305,999	--
Energy	77,511	77,511	--	--
Financials	7,620,456	6,514,709	1,105,747	--
Health Care	21,598,382	21,142,453	455,929	--
Industrials	10,038,845	10,003,610	35,235	--
Information Technology	138,402,230	137,200,279	1,201,951	--
Materials	413,080	240,244	172,836	--
Real Estate	1,874,621	1,874,621	--	--
Money Market Funds	5,701,494	5,701,494	--	--
Total Investments in Securities:	$307,011,302	$299,163,099	$7,848,203	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.1%
Cayman Islands	2.9%
Netherlands	1.8%
United Kingdom	1.3%
Bermuda	1.0%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,438,689) — See accompanying schedule: Unaffiliated issuers (cost $266,035,417)	$301,309,808
Fidelity Central Funds (cost $5,701,494)	5,701,494
Total Investment in Securities (cost $271,736,911)		$307,011,302
Receivable for investments sold		2,135,102
Receivable for fund shares sold		757,668
Dividends receivable		11,451
Distributions receivable from Fidelity Central Funds		5,188
Other receivables		936
Total assets		309,921,647
Liabilities
Payable to custodian bank	$254,754
Payable for investments purchased	834,377
Payable for fund shares redeemed	410,622
Accrued management fee	122,862
Deferred dividend income	65,880
Collateral on securities loaned	5,701,494
Total liabilities		7,389,989
Net Assets		$302,531,658
Net Assets consist of:
Paid in capital		$266,885,109
Total accumulated earnings (loss)		35,646,549
Net Assets		$302,531,658
Net Asset Value, offering price and redemption price per share ($302,531,658 ÷ 25,299,704 shares)		$11.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$684,079
Income from Fidelity Central Funds (including $9,145 from security lending)		16,774
Total income		700,853
Expenses
Management fee	$495,956
Independent trustees' fees and expenses	355
Total expenses before reductions	496,311
Expense reductions	(1,662)
Total expenses after reductions		494,649
Net investment income (loss)		206,204
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,007,220
Foreign currency transactions	(1,777)
Total net realized gain (loss)		1,005,443
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	35,226,479
Assets and liabilities in foreign currencies	(456)
Total change in net unrealized appreciation (depreciation)		35,226,023
Net gain (loss)		36,231,466
Net increase (decrease) in net assets resulting from operations		$36,437,670

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	For the period June 13, 2019 (commencement of operations) to July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$206,204	$107
Net realized gain (loss)	1,005,443	2,342
Change in net unrealized appreciation (depreciation)	35,226,023	47,911
Net increase (decrease) in net assets resulting from operations	36,437,670	50,360
Distributions to shareholders	(841,481)	–
Share transactions
Proceeds from sales of shares	296,613,423	1,000,000
Reinvestment of distributions	841,481	–
Cost of shares redeemed	(31,569,795)	–
Net increase (decrease) in net assets resulting from share transactions	265,885,109	1,000,000
Total increase (decrease) in net assets	301,481,298	1,050,360
Net Assets
Beginning of period	1,050,360	–
End of period	$302,531,658	$1,050,360
Other Information
Shares
Sold	27,953,672	100,000
Issued in reinvestment of distributions	74,239	–
Redeemed	(2,828,207)	–
Net increase (decrease)	25,199,704	100,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity OTC K6 Portfolio

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	–C
Net realized and unrealized gain (loss)	1.49	.50
Total from investment operations	1.50	.50
Distributions from net investment income	(.01)	–
Distributions from net realized gain	(.02)	–
Total distributions	(.04)D	–
Net asset value, end of period	$11.96	$10.50
Total ReturnE,F	14.28%	5.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.50%I
Expenses net of fee waivers, if any	.50%I	.50%I
Expenses net of all reductions	.50%I	.50%I
Net investment income (loss)	.21%I	.08%I
Supplemental Data
Net assets, end of period (000 omitted)	$302,532	$1,050
Portfolio turnover rateJ	67%I,K	5%L

 A For the period June 13, 2019 (commencement of operations) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.04 per share is comprised of distributions from net investment income of $.013 and distributions from net realized gain of $.024 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity OTC K6 Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. A large, non-recurring dividend with a payable date of January 31, 2020 and an ex-date of February 3, 2020 is presented in the Statement of Assets and Liabilities as "Deferred dividend income". Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$38,812,711
Gross unrealized depreciation	(3,750,718)
Net unrealized appreciation (depreciation)	$35,061,993
Tax cost	$271,949,309

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $62,467,154 and $50,823,823, respectively.

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $82,445,168 in exchange for 7,272,170 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity OTC K6 Portfolio	$636

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $170,107,551 in exchange for 16,726,406 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $965. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,642 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $20.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Unaffiliated Exchanges In-Kind. Effective after the close of business on January 31, 2020, the Fund received investments and cash valued at $141,131,967 in exchange for 12,353,843 shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Actual	.50%	$1,000.00	$1,142.80	$2.69
Hypothetical-C		$1,000.00	$1,022.62	$2.54

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity OTC K6 Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked is also included in the chart and was considered by the Board.

Fidelity OTC K6 Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

OTC-K6-SANN-0320
1.9893896.100

Fidelity® OTC Portfolio

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Apple, Inc.	10.7
Microsoft Corp.	10.4
Amazon.com, Inc.	5.5
Alphabet, Inc. Class A	5.4
Facebook, Inc. Class A	4.4
Alphabet, Inc. Class C	2.7
Adobe, Inc.	1.9
Qualcomm, Inc.	1.4
Charter Communications, Inc. Class A	1.3
Salesforce.com, Inc.	1.2
44.9

Top Five Market Sectors as of January 31, 2020

% of fund's net assets
Information Technology	45.1
Communication Services	19.4
Consumer Discretionary	15.3
Health Care	7.1
Consumer Staples	5.3

Asset Allocation (% of fund's net assets)

As of January 31, 2020*
Stocks	98.2%
Convertible Securities	1.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 12.3%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 19.4%
Entertainment - 2.4%
Activision Blizzard, Inc.	3,303,781	$193,205
Electronic Arts, Inc. (a)	2,543	274
NetEase, Inc. ADR	324,234	104,001
Netflix, Inc. (a)	229,810	79,305
Nintendo Co. Ltd. ADR (b)	829,088	38,055
Take-Two Interactive Software, Inc. (a)	394,629	49,187
Tencent Music Entertainment Group ADR (a)	636,563	8,078
Ubisoft Entertainment SA (a)	119,328	9,050
Zynga, Inc. (a)	7,503,838	45,173
		526,328
Interactive Media & Services - 15.1%
58.com, Inc. ADR (a)	11,054	615
Alphabet, Inc.:
Class A (a)	828,420	1,186,944
Class C (a)	405,089	580,991
ANGI Homeservices, Inc. Class A (a)(b)	2,662,766	21,382
CarGurus, Inc. Class A (a)	1,477,722	52,681
Eventbrite, Inc. (a)	24,672	522
Facebook, Inc. Class A (a)	4,722,643	953,549
IAC/InterActiveCorp (a)	282,875	68,906
Match Group, Inc. (a)(b)	994,481	77,788
Scout24 AG (c)	518,800	35,760
Tencent Holdings Ltd. sponsored ADR (b)	4,362,693	209,017
Twitter, Inc. (a)	2,815,900	91,460
		3,279,615
Media - 1.9%
Cardlytics, Inc. (a)(d)	1,534,028	128,736
Charter Communications, Inc. Class A (a)(b)	560,471	290,021
Turn, Inc. (Escrow) (a)(e)(f)	1,199,041	56
		418,813
Wireless Telecommunication Services - 0.0%
Boingo Wireless, Inc. (a)	182,674	2,053

TOTAL COMMUNICATION SERVICES		4,226,809

CONSUMER DISCRETIONARY - 14.8%
Automobiles - 0.0%
Tesla, Inc. (a)	901	586
Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc. (a)	111,914	3,862
Koolearn Technology Holding Ltd. (a)(b)(c)	6,722,000	23,430
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	342,088	41,581
TAL Education Group ADR (a)	1,029,803	51,387
		120,260
Hotels, Restaurants & Leisure - 2.3%
Eldorado Resorts, Inc. (a)	626,029	37,424
Hilton Grand Vacations, Inc. (a)	115,764	3,694
Hilton Worldwide Holdings, Inc.	7,105	766
Marriott International, Inc. Class A	530,948	74,365
Planet Fitness, Inc. (a)	1,634,393	132,043
Restaurant Brands International, Inc.	278,000	16,961
Royal Caribbean Cruises Ltd.	331,299	38,788
Starbucks Corp.	812,871	68,956
Texas Roadhouse, Inc. Class A	124,447	7,778
Vail Resorts, Inc.	250,964	58,854
Wynn Resorts Ltd.	338,701	42,731
Yum! Brands, Inc.	180,108	19,050
		501,410
Internet & Direct Marketing Retail - 8.2%
Amazon.com, Inc. (a)	599,733	1,204,696
Ctrip.com International Ltd. ADR (a)	2,549,973	81,931
eBay, Inc.	2,841,429	95,358
Meituan Dianping Class B (a)	6,781,400	85,851
MercadoLibre, Inc. (a)	287,778	190,797
The Booking Holdings, Inc. (a)	77,249	141,408
		1,800,041
Multiline Retail - 0.7%
Dollar General Corp.	78,853	12,097
Dollar Tree, Inc. (a)	1,688,480	147,016
		159,113
Specialty Retail - 1.4%
Burlington Stores, Inc. (a)	272,185	59,192
Five Below, Inc. (a)	376,894	42,672
Lowe's Companies, Inc.	235,472	27,371
National Vision Holdings, Inc. (a)	561,339	19,153
Ross Stores, Inc.	1,091,701	122,478
Ulta Beauty, Inc. (a)	149,524	40,059
		310,925
Textiles, Apparel & Luxury Goods - 1.6%
G-III Apparel Group Ltd. (a)	185,635	5,051
Kontoor Brands, Inc. (b)	6,372	243
lululemon athletica, Inc. (a)	1,059,468	253,626
LVMH Moet Hennessy Louis Vuitton SE	143,830	62,634
PVH Corp.	235,374	20,518
VF Corp.	44,903	3,726
		345,798

TOTAL CONSUMER DISCRETIONARY		3,238,133

CONSUMER STAPLES - 5.1%
Beverages - 2.1%
Diageo PLC	2,270,046	89,765
Fever-Tree Drinks PLC	2,289,707	41,604
Keurig Dr. Pepper, Inc. (b)	1,342,645	38,306
Kweichow Moutai Co. Ltd. (A Shares)	497,475	73,065
Monster Beverage Corp. (a)	1,835,993	122,277
PepsiCo, Inc.	619,276	87,950
		452,967
Food & Staples Retailing - 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	2,957,291	60,684
Costco Wholesale Corp.	773,895	236,440
Performance Food Group Co. (a)	1,043,837	54,060
U.S. Foods Holding Corp. (a)	1,040,481	41,796
Walmart, Inc.	254,026	29,083
		422,063
Food Products - 0.3%
Darling International, Inc. (a)	405,515	11,002
Mondelez International, Inc.	808,711	46,404
The Kraft Heinz Co.	575,555	16,806
		74,212
Personal Products - 0.3%
Coty, Inc. Class A	6,202,349	63,636
Tobacco - 0.5%
Altria Group, Inc.	2,080,799	98,900

TOTAL CONSUMER STAPLES		1,111,778

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cenovus Energy, Inc. (Canada)	180,900	1,575
Centennial Resource Development, Inc. Class A (a)	973,077	3,172
EOG Resources, Inc.	15,001	1,094
Reliance Industries Ltd.	5,252,273	103,312
		109,153
FINANCIALS - 2.5%
Banks - 0.3%
Huntington Bancshares, Inc.	2,924,261	39,682
PacWest Bancorp	522,955	18,330
		58,012
Capital Markets - 2.1%
Cboe Global Markets, Inc.	657,863	81,062
CME Group, Inc.	539,041	117,031
E*TRADE Financial Corp.	497,118	21,187
London Stock Exchange Group PLC	767,500	79,314
Northern Trust Corp.	528,974	51,739
S&P Global, Inc.	149,831	44,010
TD Ameritrade Holding Corp.	1,062,292	50,438
Virtu Financial, Inc. Class A	367,421	6,132
		450,913
Consumer Finance - 0.1%
Capital One Financial Corp.	301,438	30,084

TOTAL FINANCIALS		539,009

HEALTH CARE - 6.8%
Biotechnology - 4.4%
Acceleron Pharma, Inc. (a)	305,838	27,764
Agios Pharmaceuticals, Inc. (a)	471,571	22,980
Alexion Pharmaceuticals, Inc. (a)	1,375,126	136,674
Allakos, Inc. (a)(b)	56,944	4,111
Alnylam Pharmaceuticals, Inc. (a)	264,190	30,326
Amgen, Inc.	1,072,786	231,775
Arcutis Biotherapeutics, Inc. (a)	267,700	5,836
Ascendis Pharma A/S sponsored ADR (a)	25,109	3,392
Blueprint Medicines Corp. (a)	144,679	9,180
Cellectis SA sponsored ADR (a)	383,408	5,931
Chimerix, Inc. (a)	50,134	83
Crinetics Pharmaceuticals, Inc. (a)	90,595	1,946
CSL Ltd.	107,700	22,151
DBV Technologies SA sponsored ADR (a)(b)	1,015,020	9,876
FibroGen, Inc. (a)	185,931	7,781
G1 Therapeutics, Inc. (a)	307,389	5,951
GenSight Biologics SA (a)(b)(c)	232,281	926
Global Blood Therapeutics, Inc. (a)	266,000	17,359
Heron Therapeutics, Inc. (a)	1,762,901	36,774
Intercept Pharmaceuticals, Inc. (a)	397,836	36,764
Ionis Pharmaceuticals, Inc. (a)	98,079	5,720
Neurocrine Biosciences, Inc. (a)	726,847	72,743
Regeneron Pharmaceuticals, Inc. (a)	30,100	10,172
Sage Therapeutics, Inc. (a)	239,506	15,874
Sarepta Therapeutics, Inc. (a)	275,639	31,963
Scholar Rock Holding Corp. (a)	125,137	1,538
Trevena, Inc. (a)(b)	488,236	430
uniQure B.V. (a)	519,401	29,897
Vertex Pharmaceuticals, Inc. (a)	633,288	143,788
Xencor, Inc. (a)	1,244,688	42,245
		971,950
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	1,300,230	54,441
DexCom, Inc. (a)	115,466	27,798
Hoya Corp. ADR	750,433	72,304
Insulet Corp. (a)	341,637	66,291
Intuitive Surgical, Inc. (a)	138,211	77,368
Neuronetics, Inc. (a)	42,238	153
ViewRay, Inc. (a)(b)	1,027,256	3,205
		301,560
Health Care Providers & Services - 0.4%
Humana, Inc.	218,119	73,340
UnitedHealth Group, Inc.	16,482	4,491
		77,831
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	50,430	63
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (a)(b)	208,336	19,040
Thermo Fisher Scientific, Inc.	105,696	33,103
		52,143
Pharmaceuticals - 0.4%
AstraZeneca PLC:
(United Kingdom)	116,900	11,436
sponsored ADR	1,214,075	59,125
Elanco Animal Health, Inc. (a)	97,110	3,001
TherapeuticsMD, Inc. (a)(b)	374,328	842
Zogenix, Inc. (a)	268,435	13,521
		87,925

TOTAL HEALTH CARE		1,491,472

INDUSTRIALS - 3.5%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp.:
Class A (a)(e)(f)	203,488	43,546
Class C (a)(e)(f)	7,092	1,518
		45,064
Airlines - 0.4%
Spirit Airlines, Inc. (a)	1,046,304	42,972
United Continental Holdings, Inc. (a)	412,225	30,834
Wheels Up Partners Holdings LLC Series B (a)(e)(f)(g)	1,760,377	6,126
		79,932
Commercial Services & Supplies - 0.6%
Copart, Inc. (a)	1,226,707	124,462
Machinery - 0.0%
Evoqua Water Technologies Corp. (a)	255,705	5,106
Professional Services - 0.5%
CoStar Group, Inc. (a)	4,692	3,064
Recruit Holdings Co. Ltd.	69,400	2,705
Verisk Analytics, Inc.	575,984	93,580
		99,349
Road & Rail - 1.8%
CSX Corp.	1,070,383	81,713
J.B. Hunt Transport Services, Inc.	22,741	2,454
Lyft, Inc.	3,218,561	152,817
Rumo SA (a)	10,313,900	55,873
Uber Technologies, Inc.	2,758,052	100,090
		392,947
Trading Companies & Distributors - 0.0%
HD Supply Holdings, Inc. (a)	261,622	10,658

TOTAL INDUSTRIALS		757,518

INFORMATION TECHNOLOGY - 44.6%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	281,169	62,796
Cisco Systems, Inc.	4,045,964	185,993
		248,789
IT Services - 4.6%
Akamai Technologies, Inc. (a)	623,124	58,169
Black Knight, Inc. (a)	1,375,432	92,044
Fastly, Inc. Class A	39,574	891
Fidelity National Information Services, Inc.	727,013	104,443
Fiserv, Inc. (a)	189,680	22,498
GoDaddy, Inc. (a)	1,509,610	101,461
MasterCard, Inc. Class A	605,514	191,306
PayPal Holdings, Inc. (a)	637,965	72,658
Shopify, Inc. Class A (a)	372,226	173,352
Twilio, Inc. Class A (a)(b)	492,781	61,272
Verra Mobility Corp. (a)	2,551,232	40,641
Visa, Inc. Class A	191,570	38,117
Wix.com Ltd. (a)	283,041	40,387
		997,239
Semiconductors & Semiconductor Equipment - 10.7%
Analog Devices, Inc.	870,538	95,542
Applied Materials, Inc.	2,886,670	167,398
ASML Holding NV	508,079	142,597
Broadcom, Inc.	606,413	185,053
Cirrus Logic, Inc. (a)	175,668	13,493
Intel Corp.	1,141,243	72,960
KLA-Tencor Corp.	91,583	15,179
Lam Research Corp.	405,433	120,904
Marvell Technology Group Ltd.	8,550,019	205,542
Mellanox Technologies Ltd. (a)	612,298	74,027
Microchip Technology, Inc. (b)	137,573	13,411
Micron Technology, Inc. (a)	2,692,879	142,965
NVIDIA Corp.	1,087,535	257,126
NXP Semiconductors NV	1,637,846	207,777
Qorvo, Inc. (a)	174,876	18,512
Qualcomm, Inc.	3,624,339	309,192
Skyworks Solutions, Inc.	1,462,178	165,445
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,402,492	129,590
		2,336,713
Software - 16.7%
2U, Inc. (a)(b)	859,889	17,034
Adobe, Inc. (a)	1,192,166	418,617
Aspen Technology, Inc. (a)	90,800	10,803
Atom Tickets LLC (a)(e)(f)(g)	516,103	764
Autodesk, Inc. (a)	894,994	176,180
Bill.Com Holdings, Inc. (a)	25,140	1,265
Cloudflare, Inc.	395,787	6,715
Dataminr, Inc. Series E (a)(e)(f)	950,001	16,777
DocuSign, Inc. (a)	164,713	12,932
Dropbox, Inc. Class A (a)	210,520	3,583
Everbridge, Inc. (a)	963,277	87,311
HIVE Blockchain Technologies Ltd. (a)(b)	2,746,600	363
HubSpot, Inc. (a)	67,187	12,157
Intuit, Inc.	436,306	122,331
Manhattan Associates, Inc. (a)	966,608	82,606
Microsoft Corp.	13,364,102	2,274,971
Netcompany Group A/S (a)(c)	70,898	3,218
New Relic, Inc. (a)	112,266	7,411
Nortonlifelock, Inc.	403,244	11,460
Parametric Technology Corp. (a)	52,305	4,348
Paylocity Holding Corp. (a)	177,838	25,233
Q2 Holdings, Inc. (a)	147,145	12,830
Salesforce.com, Inc. (a)	1,467,359	267,514
ServiceNow, Inc. (a)	13,028	4,406
Talend SA ADR (a)(b)	1,167,888	43,095
Tanium, Inc. Class B (a)(e)(f)	392,200	4,259
Workday, Inc. Class A (a)	133,824	24,708
		3,652,891
Technology Hardware, Storage & Peripherals - 11.5%
Apple, Inc.	7,578,143	2,345,515
Samsung Electronics Co. Ltd.	1,825,780	84,300
Western Digital Corp.	1,236,774	81,009
		2,510,824

TOTAL INFORMATION TECHNOLOGY		9,746,456

MATERIALS - 0.1%
Chemicals - 0.1%
FMC Corp.	49,719	4,753
LG Chemical Ltd.	43,715	12,147
Livent Corp. (a)	948,140	8,922
		25,822
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	352,420	81,670
Ant International Co. Ltd. Class C (a)(e)(f)	6,818,398	55,365
Crown Castle International Corp.	149,020	22,329
Equinix, Inc.	48,851	28,809
		188,173
TOTAL COMMON STOCKS
(Cost $12,451,625)		21,434,323

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 1.6%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(e)(f)	2,113,909	9,026
CONSUMER DISCRETIONARY - 0.5%
Internet & Direct Marketing Retail - 0.5%
One Kings Lane, Inc. Series E (Escrow) (a)(e)(f)	648,635	259
Reddit, Inc.:
Series B (a)(e)(f)	1,337,584	48,782
Series C (a)(e)(f)	300,673	10,966
Series D (e)(f)	929,200	33,888
The Honest Co., Inc. Series D (a)(e)(f)	75,268	3,444
		97,339
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Roofoods Ltd. Series F (a)(e)(f)	93,930	47,181
FINANCIALS - 0.0%
Insurance - 0.0%
Clover Health Series D (a)(e)(f)	620,983	2,378
HEALTH CARE - 0.3%
Biotechnology - 0.2%
23andMe, Inc.:
Series E (a)(e)(f)	1,817,170	25,404
Series F (a)(e)(f)	683,367	9,553
		34,957
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A-8 (a)(e)(f)	4,342,250	23,188
TOTAL HEALTH CARE		58,145
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(e)(f)	62,037	13,276
Series H (a)(e)(f)	65,670	14,053
		27,329
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(e)(f)	335,546	1,198
TOTAL INDUSTRIALS		28,527
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.0%
Starry, Inc. Series B (a)(e)(f)	1,811,120	2,590
IT Services - 0.0%
AppNexus, Inc.:
Series E (Escrow) (a)(e)(f)	1,416,796	44
Series F (Escrow) (a)(e)(f)	90,913	25
		69
Software - 0.5%
Dataminr, Inc. Series D (a)(e)(f)	2,219,446	39,195
Delphix Corp. Series D (a)(e)(f)	427,177	3,341
Jello Labs, Inc. Series C (a)(e)(f)	302,678	0
Jet.Com, Inc. Series B1 (Escrow) (a)(e)(f)	4,896,249	0
Taboola.Com Ltd. Series E (a)(e)(f)	1,918,392	53,542
		96,078
TOTAL INFORMATION TECHNOLOGY		98,737
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc.:
Series E (a)(e)(f)	269,091	5,164
Series F (a)(e)(f)	14,513	279
		5,443

TOTAL CONVERTIBLE PREFERRED STOCKS		346,776

Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(e)(f)	30,303	12,480
TOTAL PREFERRED STOCKS
(Cost $251,301)		359,256

Money Market Funds - 2.0%
Fidelity Cash Central Fund 1.58% (h)	340	0
Fidelity Securities Lending Cash Central Fund 1.59% (h)(i)	445,390,766	445,435
TOTAL MONEY MARKET FUNDS
(Cost $445,435)		445,435
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $13,148,361)		22,239,014
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(401,612)
NET ASSETS - 100%		$21,837,402

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,334,000 or 0.3% of net assets.

 (d) Affiliated company

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $487,667,000 or 2.2% of net assets.

 (f) Level 3 security

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$19,675
23andMe, Inc. Series F	8/31/17	$9,488
Altiostar Networks, Inc. Series A1	1/10/17	$9,724
Ant International Co. Ltd. Class C	5/16/18	$38,251
AppNexus, Inc. Series E (Escrow)	8/1/14 - 9/17/14	$0
AppNexus, Inc. Series F (Escrow)	8/23/16	$40
Atom Tickets LLC	8/15/17	$3,000
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$10,011
Clover Health Series D	6/7/17	$5,823
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$28,298
Dataminr, Inc. Series E	7/28/17 - 5/21/18	$14,368
Delphix Corp. Series D	7/10/15	$3,845
Jello Labs, Inc. Series C	12/22/16	$4,899
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
Mulberry Health, Inc. Series A-8	1/20/16	$29,331
One Kings Lane, Inc. Series E (Escrow)	1/29/14	$401
Reddit, Inc. Series B	7/26/17	$18,989
Reddit, Inc. Series C	7/24/17	$4,743
Reddit, Inc. Series D	2/4/19	$20,151
Roofoods Ltd. Series F	9/12/17	$33,211
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$21,156
Space Exploration Technologies Corp. Class C	9/11/17	$957
Space Exploration Technologies Corp. Series G	1/20/15	$4,805
Space Exploration Technologies Corp. Series H	8/4/17	$8,865
Starry, Inc. Series B	12/1/16	$980
Taboola.Com Ltd. Series E	12/22/14	$20,000
Tanium, Inc. Class B	4/21/17	$1,947
The Honest Co., Inc. Series D	8/3/15	$3,444
Turn, Inc. (Escrow)	4/11/17	$0
WeWork Companies, Inc. Series E	6/23/15	$8,850
WeWork Companies, Inc. Series F	12/1/16	$728
Wheels Up Partners Holdings LLC Series B	9/18/15	$5,000
YourPeople, Inc. Series C	5/1/15	$5,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$528
Fidelity Securities Lending Cash Central Fund	1,172
Total	$1,700

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Cardlytics, Inc.	$7,743	$59,916	$2,692	$--	$1,348	$62,421	$128,736
Total	$7,743	$59,916	$2,692	$--	$1,348	$62,421	$128,736

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$4,235,835	$4,217,703	$9,050	$9,082
Consumer Discretionary	3,335,472	3,066,218	171,915	97,339
Consumer Staples	1,158,959	948,948	162,830	47,181
Energy	109,153	5,841	103,312	--
Financials	541,387	459,695	79,314	2,378
Health Care	1,562,097	1,457,885	33,587	70,625
Industrials	786,045	703,623	2,705	79,717
Information Technology	9,845,193	9,633,641	91,015	120,537
Materials	25,822	13,675	12,147	--
Real Estate	193,616	132,808	--	60,808
Money Market Funds	445,435	445,435	--	--
Total Investments in Securities:	$22,239,014	$21,085,472	$665,875	$487,667

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$470,041
Net Realized Gain (Loss) on Investment Securities	899
Net Unrealized Gain (Loss) on Investment Securities	28,860
Cost of Purchases	86
Proceeds of Sales	(4,386)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(7,833)
Ending Balance	$487,667
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2020	$28,860

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.7%
Cayman Islands	3.2%
Netherlands	1.6%
United Kingdom	1.5%
Others (Individually Less Than 1%)	6.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $436,514) — See accompanying schedule: Unaffiliated issuers (cost $12,637,197)	$21,664,843
Fidelity Central Funds (cost $445,435)	445,435
Other affiliated issuers (cost $65,729)	128,736
Total Investment in Securities (cost $13,148,361)		$22,239,014
Cash		7
Receivable for investments sold		146,428
Receivable for fund shares sold		27,096
Dividends receivable		896
Distributions receivable from Fidelity Central Funds		460
Prepaid expenses		22
Other receivables		918
Total assets		22,414,841
Liabilities
Payable for investments purchased	$75,573
Payable for fund shares redeemed	24,714
Accrued management fee	13,753
Notes payable to affiliates	8,240
Deferred dividend income	4,839
Other affiliated payables	1,972
Other payables and accrued expenses	2,921
Collateral on securities loaned	445,427
Total liabilities		577,439
Net Assets		$21,837,402
Net Assets consist of:
Paid in capital		$12,392,203
Total accumulated earnings (loss)		9,445,199
Net Assets		$21,837,402
Net Asset Value and Maximum Offering Price
OTC:
Net Asset Value, offering price and redemption price per share ($14,765,618 ÷ 1,126,304 shares)		$13.11
Class K:
Net Asset Value, offering price and redemption price per share ($7,071,784 ÷ 530,497 shares)		$13.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$81,548
Income from Fidelity Central Funds (including $1,172 from security lending)		1,700
Total income		83,248
Expenses
Management fee
Basic fee	$58,615
Performance adjustment	16,138
Transfer agent fees	10,666
Accounting fees	850
Custodian fees and expenses	267
Independent trustees' fees and expenses	61
Registration fees	130
Audit	47
Legal	27
Interest	35
Miscellaneous	52
Total expenses before reductions	86,888
Expense reductions	(304)
Total expenses after reductions		86,584
Net investment income (loss)		(3,336)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	594,532
Redemptions in-kind with affiliated entities	91,387
Other affiliated issuers	1,348
Foreign currency transactions	196
Total net realized gain (loss)		687,463
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,966)	1,926,574
Affiliated issuers	62,421
Assets and liabilities in foreign currencies	(24)
Total change in net unrealized appreciation (depreciation)		1,988,971
Net gain (loss)		2,676,434
Net increase (decrease) in net assets resulting from operations		$2,673,098

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,336)	$(13,547)
Net realized gain (loss)	687,463	2,129,510
Change in net unrealized appreciation (depreciation)	1,988,971	(1,100,213)
Net increase (decrease) in net assets resulting from operations	2,673,098	1,015,750
Distributions to shareholders	(1,522,644)	(1,313,763)
Share transactions - net increase (decrease)	769,164	(412,601)
Total increase (decrease) in net assets	1,919,618	(710,614)
Net Assets
Beginning of period	19,917,784	20,628,398
End of period	$21,837,402	$19,917,784

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity OTC Portfolio

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018 A	2017 A	2016 A	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$12.45	$12.50	$10.57	$8.53	$8.70	$8.12
Income from Investment Operations
Net investment income (loss)B	–C	(.01)	(.02)	(.02)	(.01)	(.01)
Net realized and unrealized gain (loss)	1.63	.75	2.48	2.33	.29	1.62
Total from investment operations	1.63	.74	2.46	2.31	.28	1.61
Distributions from net realized gain	(.97)	(.79)	(.53)	(.27)	(.45)	(1.03)
Total distributions	(.97)	(.79)	(.53)	(.27)	(.45)	(1.03)
Net asset value, end of period	$13.11	$12.45	$12.50	$10.57	$8.53	$8.70
Total ReturnD,E	14.05%	6.43%	24.34%	27.97%	3.68%	21.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.90%H	.88%	.88%	.81%	.91%	.83%
Expenses net of fee waivers, if any	.90%H	.88%	.88%	.81%	.91%	.83%
Expenses net of all reductions	.89%H	.88%	.88%	.81%	.90%	.83%
Net investment income (loss)	(.06)%H	(.10)%	(.17)%	(.16)%	(.07)%	(.13)%
Supplemental Data
Net assets, end of period (in millions)	$14,766	$13,166	$13,340	$12,136	$9,845	$9,710
Portfolio turnover rateI,J	20%H	34%	38%	71%	56%	66%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity OTC Portfolio Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018 A	2017 A	2016 A	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$12.64	$12.67	$10.70	$8.62	$8.79	$8.20
Income from Investment Operations
Net investment income (loss)B	–C	–C	(.01)	(.01)	–C	–C
Net realized and unrealized gain (loss)	1.66	.76	2.52	2.36	.29	1.63
Total from investment operations	1.66	.76	2.51	2.35	.29	1.63
Distributions from net investment income	–C	–	–	–	–	–
Distributions from net realized gain	(.97)	(.79)	(.54)	(.27)	(.46)	(1.04)
Total distributions	(.97)	(.79)	(.54)	(.27)	(.46)	(1.04)
Net asset value, end of period	$13.33	$12.64	$12.67	$10.70	$8.62	$8.79
Total ReturnD,E	14.11%	6.50%	24.48%	28.12%	3.80%	21.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.79%	.78%	.70%	.79%	.72%
Expenses net of fee waivers, if any	.80%H	.79%	.78%	.70%	.79%	.72%
Expenses net of all reductions	.80%H	.78%	.77%	.70%	.79%	.71%
Net investment income (loss)	.03%H	(.01)%	(.07)%	(.05)%	.05%	(.02)%
Supplemental Data
Net assets, end of period (in millions)	$7,072	$6,752	$7,288	$3,662	$3,508	$3,836
Portfolio turnover rateI,J	20%H	34%	38%	71%	56%	66%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers OTC and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$487,667	Market comparable	Enterprise value/Sales multiple (EV/S)	0.5 - 19.1 / 8.7	Increase
			Transaction price	$411.85	Increase
			Discount rate	6.0% - 75.0% / 42.2%	Decrease
			Liquidity preference	$14.90 - $45.76 / $37.80	Increase
			Conversion ratio	4.0	Increase
			Premium rate	6.9% - 172.9% / 104.8%	Increase
			Discount for lack of marketability	10.0% - 25.0% / 15.3%	Decrease
		Market approach	Transaction price	$1.43 - $214.00 / $191.31	Increase
			Tender price	$19.19	Increase
		Recovery value	Recovery value	0.0% - 0.4% / 0.3%	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. A large, non-recurring dividend with a payable date of January 31, 2020 and an ex-date of February 3, 2020 is presented in the Statement of Assets and Liabilities as "Deferred dividend income". Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $573 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, partnerships, net operating losses, deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,604,592
Gross unrealized depreciation	(542,264)
Net unrealized appreciation (depreciation)	$9,062,328
Tax cost	$13,176,686

The Fund elected to defer to its next fiscal year approximately $59,839 of capital losses recognized during the period November 1, 2018 to July 31, 2019.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $6,890 in these Subsidiaries, representing .03% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,039,004 and $2,353,283, respectively.

Unaffiliated Redemptions In-Kind. During the period, 20,720 shares of the Fund were redeemed in-kind for investments and cash with a value of $268,575. The net realized gain of $152,778 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 41,188 shares of the Fund were redeemed in-kind for investments and cash with a value of $420,938. The Fund had a net realized gain of $216,334 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of OTC as compared to its benchmark index, the Nasdaq Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .75% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of OTC, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
OTC	$9,174.14
Class K	1,492.04
	$10,666

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity OTC Portfolio	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity OTC Portfolio	$48

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity OTC Portfolio	Borrower	$14,690	2.32%	$32

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 13,875 shares of the Fund were redeemed in-kind for investments and cash with a value of $170,108. The net realized gain of $91,387 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $130.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $522. Total fees paid by the Fund to NFS, as lending agent, amounted to $119. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $49 from securities loaned to NFS, as affiliated borrower.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity OTC Portfolio	$12,512	2.62%	$3

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $254 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $6. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
OTC	$2

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $42.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2020	Year ended July 31, 2019
Distributions to shareholders
OTC	$1,018,790	$854,603
Class K	503,854	459,160
Total	$1,522,644	$1,313,763

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2020	Year ended July 31, 2019	Six months ended January 31, 2020	Year ended July 31, 2019
OTC
Shares sold	97,794	182,454	$1,226,859	$2,166,729
Reinvestment of distributions	81,896	69,503	965,894	812,954
Shares redeemed	(110,895)	(261,680)	(1,358,562)	(2,992,015)
Net increase (decrease)	68,795	(9,723)	$834,191	$(12,332)
Class K
Shares sold	38,835	66,477	$491,567	$791,678
Reinvestment of distributions	42,016	38,747	503,854	459,160
Shares redeemed	(84,480)(a)	(146,402)(b)	(1,060,448)(a)	(1,651,108)(b)
Net increase (decrease)	(3,629)	(41,178)	$(65,027)	$(400,270)

 (a) Amount includes in-kind redemptions (see the Unaffiliated Redemption In-Kind and Affiliated Redemption In-Kind notes for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemption In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
OTC	.90%
Actual		$1,000.00	$1,140.50	$4.84
Hypothetical-C		$1,000.00	$1,020.61	$4.57
Class K	.80%
Actual		$1,000.00	$1,141.10	$4.31
Hypothetical-C		$1,000.00	$1,021.11	$4.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity OTC Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in September 2017 and January 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity OTC Portfolio

2019 Total Return % vs. Morningstar Large Growth and NASDAQ Composite:

75% beaten
25% beaten
Benchmark
Class K
Retail Class
14.00
12.00
10.00
8.00
6.00
4.00
12.77
7.78
7.53
5.22
5.12
1 Year
90.0
80.0
70.0
60.0
50.0
81.3
80.8
70.9
69.8
51.6
3 Year
110.0
100.0
90.0
80.0
70.0
60.0
50.0
105.3
104.2
92.3
85.3
58.8
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	12%	92%	95%
Class K	12%	93%	96%

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity OTC Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

OTC-SANN-0320
1.700332.122

Fidelity® Real Estate Income Fund

Semi-Annual Report

January 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2020

% of fund's net assets
American Tower Corp.	2.7
Equity Lifestyle Properties, Inc.	2.6
Apartment Investment & Management Co. Class A	2.1
New Residential Investment Corp.	1.8
MFA Financial, Inc.	1.6
10.8

Top 5 Bonds as of January 31, 2020

% of fund's net assets
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	0.8
Kennedy-Wilson, Inc. 5.875% 4/1/24	0.8
Redwood Trust, Inc. 5.625% 7/15/24	0.7
Senior Housing Properties Trust 4.75% 5/1/24	0.7
Howard Hughes Corp. 5.375% 3/15/25	0.6
3.6

Top Five REIT Sectors as of January 31, 2020

% of fund's net assets
REITs - Mortgage	19.0
REITs - Diversified	10.4
REITs - Apartments	5.9
REITs - Health Care	5.8
REITs - Management/Investment	5.6

Asset Allocation (% of fund's net assets)

As of January 31, 2020*
Common Stocks	30.4%
Preferred Stocks	18.8%
Bonds	31.9%
Convertible Securities	6.1%
Other Investments	5.2%
Short-Term Investments and Net Other Assets (Liabilities)	7.6%

 * Foreign investments - 3.1%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 30.4%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Wyndham Destinations, Inc.	270,700	$13,137,071
FINANCIALS - 7.6%
Capital Markets - 0.7%
Brookfield Asset Management, Inc. (Canada) Class A	764,400	46,774,303
Mortgage Real Estate Investment Trusts - 6.9%
AGNC Investment Corp.	1,264,400	23,505,196
Anworth Mortgage Asset Corp.	367,236	1,314,705
Broadmark Realty Capital, Inc. (a)	1,826,800	22,944,608
Capstead Mortgage Corp.	1,158,100	9,519,582
Chimera Investment Corp.	729,700	15,469,640
Colony NorthStar Credit Real Estate, Inc.	2,200,294	27,393,660
Dynex Capital, Inc. (b)	2,107,662	37,558,537
Ellington Financial LLC	1,720,275	31,429,424
Ellington Residential Mortgage REIT	478,500	5,148,660
Great Ajax Corp. (a)(b)	1,660,062	25,050,336
Hunt Companies Finance Trust, Inc.	541,801	1,777,107
MFA Financial, Inc.	13,662,011	106,563,686
New Residential Investment Corp.	7,041,200	117,869,688
Redwood Trust, Inc.	1,286,252	22,676,623
Two Harbors Investment Corp.	702,170	10,715,114
		458,936,566

TOTAL FINANCIALS		505,710,869

INDUSTRIALS - 0.3%
Construction & Engineering - 0.3%
Williams Scotsman Corp. (c)	1,091,800	20,580,430
REAL ESTATE - 22.3%
Equity Real Estate Investment Trusts (REITs) - 22.3%
Acadia Realty Trust (SBI)	3,376,604	83,807,311
American Homes 4 Rent Class A	1,004,300	27,447,519
American Tower Corp.	772,200	178,949,596
Apartment Investment & Management Co. Class A	2,714,373	143,074,601
AvalonBay Communities, Inc.	140,100	30,358,269
Boardwalk (REIT) (a)	256,100	9,137,859
Colony Capital, Inc.	6,476,880	30,247,030
CoreSite Realty Corp.	89,500	10,511,775
Crown Castle International Corp.	653,210	97,876,986
Easterly Government Properties, Inc.	784,000	18,980,640
Equinix, Inc.	117,300	69,175,329
Equity Lifestyle Properties, Inc.	2,415,896	175,756,434
Equity Residential (SBI)	351,703	29,219,485
Gaming & Leisure Properties	546,400	25,820,132
Healthcare Trust of America, Inc.	1,225,460	39,251,484
iStar Financial, Inc.	3,339,913	48,629,133
Lexington Corporate Properties Trust	4,263,474	47,196,657
Mid-America Apartment Communities, Inc.	613,906	84,234,042
Monmouth Real Estate Investment Corp. Class A	1,743,769	25,511,340
Outfront Media, Inc.	196,363	5,839,836
Public Storage	90,700	20,295,032
Retail Value, Inc.	286,702	9,423,895
Sabra Health Care REIT, Inc.	2,395,075	51,494,113
Safety Income and Growth, Inc. (a)	540,835	24,315,942
Senior Housing Properties Trust (SBI)	3,382,189	26,110,499
SITE Centers Corp.	1,483,974	18,861,310
Store Capital Corp.	468,700	18,396,475
Terreno Realty Corp.	222,328	12,730,501
UMH Properties, Inc.	776,330	12,266,014
Ventas, Inc.	1,652,186	95,595,482
VEREIT, Inc.	525,434	5,128,236
Weyerhaeuser Co.	637,100	18,444,045
		1,494,087,002
TOTAL COMMON STOCKS
(Cost $1,534,091,203)		2,033,515,372

Preferred Stocks - 19.8%
Convertible Preferred Stocks - 1.0%
FINANCIALS - 0.3%
Mortgage Real Estate Investment Trusts - 0.3%
Great Ajax Corp. 7.25% (b)	357,950	9,700,445
ZAIS Financial Corp. 7.00%	404,062	10,707,643
		20,408,088
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Braemar Hotels & Resorts, Inc. 5.50%	98,091	1,771,523
Lexington Corporate Properties Trust Series C, 6.50%	440,102	25,037,403
QTS Realty Trust, Inc. 6.50%	41,525	5,546,494
RLJ Lodging Trust Series A, 1.95%	31,585	869,219
Wheeler REIT, Inc. 8.75% (c)	510,973	7,742,995
		40,967,634
Real Estate Management & Development - 0.1%
Landmark Infrastructure Partners LP 3 month U.S. LIBOR + 4.690% 6.856%(d)(e)	189,650	4,915,011
TOTAL REAL ESTATE		45,882,645

TOTAL CONVERTIBLE PREFERRED STOCKS		66,290,733

Nonconvertible Preferred Stocks - 18.8%
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
DCP Midstream Partners LP:
7.95% (d)	206,262	5,104,985
Series B, 7.875% (d)	256,314	6,323,266
Enbridge, Inc.:
Series 1 5 year U.S. Treasury Index + 3.140% 5.949%(d)(e)	498,275	10,962,050
Series L 5 year U.S. Treasury Index + 3.150% 4.959% (d)(e)	111,400	2,240,254
Energy Transfer Partners LP 7.60% (d)	471,751	11,888,125
Global Partners LP 9.75% (d)	161,507	4,254,094
		40,772,774
FINANCIALS - 10.2%
Mortgage Real Estate Investment Trusts - 10.0%
AG Mortgage Investment Trust, Inc.:
8.00%	611,362	15,809,821
8.25%	38,510	995,561
Series C 8.00% (d)	633,838	17,024,889
AGNC Investment Corp.:
6.875% (d)	874,072	22,787,057
Series C, 7.00% (d)	448,340	11,764,442
Series E 6.50% (d)	640,170	16,612,412
Annaly Capital Management, Inc.:
6.75% (d)	89,000	2,316,670
Series D, 7.50%	599,401	15,434,576
Series F, 6.95% (d)	1,581,352	41,447,236
Series G, 6.50% (d)	1,217,230	31,331,500
Anworth Mortgage Asset Corp. Series A, 8.625%	235,600	6,118,532
Arbor Realty Trust, Inc.:
Series A, 8.25%	186,964	4,954,546
Series B, 7.75%	237,325	6,215,542
Series C, 8.50%	98,875	2,630,075
Arlington Asset Investment Corp.:
6.625%	240,823	5,912,205
8.25% (d)	147,125	3,310,313
Armour Residential REIT, Inc.:
Series B, 7.875%	151,929	3,817,976
Series C 7.00%	102,500	2,573,775
Capstead Mortgage Corp. Series E, 7.50%	426,533	10,855,265
Cherry Hill Mortgage Investment Corp.:
8.25% (d)	245,925	6,573,575
Series A, 8.20%	243,750	6,333,113
Chimera Investment Corp.:
8.00% (d)	857,722	22,712,479
Series A, 8.00%	202,500	5,467,500
Series B, 8.00% (d)	1,795,704	49,166,376
Series C, 7.75% (d)	2,206,386	58,160,335
Dynex Capital, Inc.:
Series A, 8.50% (b)	358,882	9,397,325
Series B, 7.625% (b)	249,295	6,329,550
Ellington Financial LLC 6.75%	324,470	8,403,773
Exantas Capital Corp. 8.625% (d)	236,708	6,260,927
Invesco Mortgage Capital, Inc.:
7.50%(d)	1,397,689	38,162,081
Series A, 7.75%	121,967	3,201,634
Series B, 7.75% (d)	846,904	23,184,844
MFA Financial, Inc.:
8.00%	532,905	13,935,466
Series B, 7.50%	609,332	15,757,326
New Residential Investment Corp.:
7.125% (d)	780,976	20,578,718
Series A 7.50% (d)	455,239	12,168,538
New York Mortgage Trust, Inc.:
Series B, 7.75%	281,092	7,148,170
Series C, 7.875%	317,125	8,051,804
Series D, 8.00% (d)	317,918	8,249,972
PennyMac Mortgage Investment Trust:
8.125% (d)	414,254	11,106,150
Series B, 8.00% (d)	746,321	19,792,433
Two Harbors Investment Corp.:
7.50%	491,117	12,569,256
7.75%	117,103	2,996,666
Series A, 8.125% (d)	444,975	12,966,572
Series B, 7.625% (d)	889,404	24,832,160
Series C, 7.25% (d)	899,517	23,999,114
ZAIS Financial Corp. Series C 6.20%	378,550	10,128,787
		669,547,037
Real Estate Management & Development - 0.2%
Brookfield Properties Corp. Series EE, 5.10% (d)	679,025	11,498,376
TOTAL FINANCIALS		681,045,413
REAL ESTATE - 7.9%
Equity Real Estate Investment Trusts (REITs) - 7.9%
American Finance Trust, Inc. 7.50%	874,787	22,213,816
American Homes 4 Rent:
6.25%	98,905	2,711,975
Series D, 6.50%	276,875	7,323,344
Series E, 6.35%	250,075	6,644,493
Series F, 5.875%	248,009	6,574,719
Series G, 5.875%	199,750	5,255,423
Armada Hoffler Properties, Inc. 6.75%	154,250	4,226,450
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	292,820	7,496,192
Series F, 7.375%	494,500	11,111,415
Series G, 7.375%	238,068	5,242,257
Series H, 7.50%	215,411	4,857,518
Series I, 7.50%	323,909	7,239,366
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	481,325	12,649,221
Series C, 7.625%	252,994	6,626,039
Series D, 7.125%	168,100	4,382,670
Braemar Hotels & Resorts, Inc. Series D, 8.25%	173,050	4,706,960
Cedar Realty Trust, Inc.:
Series B, 7.25%	181,872	4,610,455
Series C, 6.50%	291,600	6,969,240
City Office REIT, Inc. Series A, 6.625%	178,475	4,688,538
Colony Capital, Inc.:
Series G, 7.50%	520,734	13,039,179
Series H, 7.125%	727,701	17,459,512
Series I, 7.15%	874,492	20,983,436
Series J, 7.15%	1,151,024	27,604,778
Digital Realty Trust, Inc.:
Series C, 6.625%	83,050	2,223,249
Series G, 5.875%	39,994	1,032,245
Farmland Partners, Inc. Series B, 6.00%	623,150	15,890,325
Gladstone Commercial Corp.:
6.625%	98,875	2,667,766
Series D, 7.00%	532,775	13,921,411
Gladstone Land Corp. Series A, 6.375%	63,275	1,646,283
Global Medical REIT, Inc. Series A, 7.50%	150,848	4,027,642
Global Net Lease, Inc.:
Series A, 7.25%	531,595	14,129,795
Series B 6.875% (c)	294,000	7,608,691
Government Properties Income Trust 5.875%	200,225	5,249,900
Healthcare Trust, Inc. Series A 7.375% (c)	128,500	3,302,450
Hersha Hospitality Trust:
Series C, 6.875%	49,450	1,260,481
Series D, 6.50%	197,750	5,103,928
Investors Real Estate Trust Series C, 6.625%	317,300	8,545,016
iStar Financial, Inc.:
Series D, 8.00%	208,220	5,351,254
Series G, 7.65%	271,473	6,968,712
Series I, 7.50%	159,569	4,069,010
Jernigan Capital, Inc. Series B, 7.00%	141,037	3,732,248
Monmouth Real Estate Investment Corp. Series C, 6.125%	342,800	8,621,420
National Storage Affiliates Trust Series A, 6.00%	91,575	2,496,335
Pebblebrook Hotel Trust:
6.30%	237,325	6,232,155
6.375%	351,372	8,910,794
Series C, 6.50%	202,046	5,160,255
Series D, 6.375%	346,075	9,091,390
Pennsylvania (REIT):
Series B, 7.375%	99,385	1,831,666
Series C, 7.20%	50,425	867,814
Series D, 6.875%	150,100	3,012,507
Plymouth Industrial REIT, Inc. Series A, 7.50%	171,625	4,640,740
Prologis, Inc. Series Q, 8.54%	93,396	6,817,908
PS Business Parks, Inc. Series Z 4.875%	52,000	1,316,120
Public Storage Series F, 5.15%	171,450	4,588,002
QTS Realty Trust, Inc. Series A, 7.125%	29,675	823,778
RAIT Financial Trust 7.625%	222,965	5,562,977
Rexford Industrial Realty, Inc.:
Series A, 5.875%	133,500	3,481,466
Series B, 5.875%	78,600	2,056,962
Series C 5.625%	68,225	1,764,299
Saul Centers, Inc.:
Series D, 6.125%	82,775	2,162,083
Series E 6.00%	76,841	2,007,087
Senior Housing Properties Trust 5.625%	3,750	93,713
Seritage Growth Properties Series A, 7.00%	91,986	2,436,709
SITE Centers Corp. Series K, 6.25%	226,338	5,832,730
Sotherly Hotels, Inc.:
Series B, 8.00%	67,250	1,761,950
Series C, 7.875%	107,000	2,835,500
Spirit Realty Capital, Inc. Series A, 6.00%	94,125	2,508,431
Stag Industrial, Inc. Series C, 6.875%	82,075	2,171,073
Summit Hotel Properties, Inc.:
Series D, 6.45%	207,650	5,417,589
Series E, 6.25%	278,490	7,423,959
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	41,525	1,080,049
Series F, 6.45%	83,050	2,159,283
Taubman Centers, Inc. Series K, 6.25%	155,572	4,019,980
UMH Properties, Inc.:
Series B, 8.00%	316,029	8,251,517
Series C, 6.75%	430,965	11,386,095
Series D, 6.375%	513,725	12,848,262
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	281,325	7,553,576
Series K 5.875%	69,225	1,786,005
VEREIT, Inc. Series F, 6.70%	1,395,263	35,607,112
Washington Prime Group, Inc.:
Series H, 7.50%	196,302	3,926,040
Series I, 6.875%	294,790	5,469,740
		527,362,473
Real Estate Management & Development - 0.0%
Brookfield Property Partners LP 6.50%	34,125	907,043
Landmark Infrastructure Partners LP Series B, 7.90%	116,375	2,984,670
		3,891,713
TOTAL REAL ESTATE		531,254,186
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Brookfield Infrastructure Partners LP Series 5, 5.35% (d)	182,825	3,489,617

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,256,561,990

TOTAL PREFERRED STOCKS
(Cost $1,260,901,413)		1,322,852,723
	Principal Amount	Value

Corporate Bonds - 20.8%
Convertible Bonds - 5.1%
FINANCIALS - 5.1%
Diversified Financial Services - 0.5%
RWT Holdings, Inc. 5.75% 10/1/25 (f)	30,970,000	32,394,291
Mortgage Real Estate Investment Trusts - 4.6%
Apollo Commercial Real Estate Finance, Inc. 5.375% 10/15/23	1,681,000	1,705,164
Arbor Realty Trust, Inc. 4.75% 11/1/22 (f)	12,826,000	12,834,338
Blackstone Mortgage Trust, Inc. 4.75% 3/15/23	3,856,000	4,144,332
Colony Financial, Inc.:
3.875% 1/15/21	19,064,000	19,064,000
5% 4/15/23	25,791,000	25,694,284
Granite Point Mortgage Trust, Inc.:
5.625% 12/1/22 (f)	6,694,000	6,777,675
6.375% 10/1/23	10,099,000	10,446,153
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23	8,009,000	8,419,862
MFA Financial, Inc. 6.25% 6/15/24	21,952,000	23,142,320
New York Mortgage Trust, Inc. 6.25% 1/15/22	2,472,000	2,530,710
PennyMac Corp.:
5.375% 5/1/20	35,208,000	35,384,801
5.5% 11/1/24 (f)	25,934,000	26,149,350
Redwood Trust, Inc.:
4.75% 8/15/23	11,695,000	12,156,595
5.625% 7/15/24	47,936,000	50,195,215
Starwood Property Trust, Inc. 4.375% 4/1/23	10,956,000	11,469,563
Two Harbors Investment Corp. 6.25% 1/15/22	4,331,000	4,524,544
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	53,526,000	54,592,828
		309,231,734
TOTAL FINANCIALS		341,626,025
Nonconvertible Bonds - 15.7%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	1,285,000	1,311,535
CONSUMER DISCRETIONARY - 4.6%
Hotels, Restaurants & Leisure - 0.3%
FelCor Lodging LP 6% 6/1/25	1,824,000	1,892,400
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	4,500,000	5,039,775
Marriott Ownership Resorts, Inc. 6.5% 9/15/26	3,955,000	4,281,288
Times Square Hotel Trust 8.528% 8/1/26 (f)	5,528,513	6,491,161
Wyndham Destinations, Inc. 4.625% 3/1/30 (f)	3,435,000	3,525,169
		21,229,793
Household Durables - 4.3%
Adams Homes, Inc. 7.5% 2/15/25 (f)(g)	9,530,000	9,792,075
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.625% 1/15/28 (f)	9,925,000	10,111,094
6.75% 8/1/25 (f)	26,458,000	27,251,740
9.875% 4/1/27 (f)	21,220,000	24,403,000
Beazer Homes U.S.A., Inc. 5.875% 10/15/27	10,051,000	10,427,913
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
6.125% 7/1/22 (f)	5,434,000	5,508,718
6.25% 9/15/27 (f)	8,533,000	9,130,310
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (f)	5,518,000	5,711,130
Century Communities, Inc.:
5.875% 7/15/25	5,982,000	6,281,100
6.75% 6/1/27 (f)	13,230,000	14,354,550
KB Home:
4.8% 11/15/29	8,548,000	8,868,550
6.875% 6/15/27	2,966,000	3,488,758
LGI Homes, Inc. 6.875% 7/15/26 (f)	24,116,000	25,472,525
M/I Homes, Inc.:
4.95% 2/1/28 (f)	2,145,000	2,209,350
5.625% 8/1/25	10,842,000	11,356,995
Mason Finance Sub, Inc. 6.875% 8/15/23 (f)	11,866,000	12,463,216
Meritage Homes Corp.:
5.125% 6/6/27	4,979,000	5,352,425
6% 6/1/25	3,955,000	4,469,150
7% 4/1/22	7,441,000	8,110,690
New Home Co. LLC 7.25% 4/1/22	16,142,000	16,061,290
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (f)	4,054,000	4,368,185
TRI Pointe Homes, Inc.:
5.25% 6/1/27	13,898,000	14,766,625
5.875% 6/15/24	14,175,000	15,379,875
William Lyon Homes, Inc.:
5.875% 1/31/25	10,022,000	10,322,660
6% 9/1/23	6,922,000	7,216,185
6.625% 7/15/27 (f)	8,573,000	9,258,840
7% 8/15/22	1,115,000	1,117,788
		283,254,737
TOTAL CONSUMER DISCRETIONARY		304,484,530
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (f)	9,596,000	9,631,985
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG Global Finance PLC:
6.75% 2/7/25 (f)	7,750,000	7,846,875
8.5% 10/30/25 (f)	6,160,000	6,529,600
Global Partners LP/GLP Finance Corp.:
7% 6/15/23	3,955,000	4,053,875
7% 8/1/27 (f)	3,955,000	4,241,738
		22,672,088
FINANCIALS - 1.2%
Banks - 0.1%
HAT Holdings I LLC/HAT Holdings II LLC 5.25% 7/15/24 (f)	4,257,000	4,469,850
Capital Markets - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 3.45% 11/15/29	4,500,000	4,644,090
Diversified Financial Services - 1.0%
Brixmor Operating Partnership LP:
3.65% 6/15/24	5,933,000	6,304,199
3.85% 2/1/25	8,290,000	8,874,737
3.875% 8/15/22	4,000,000	4,187,566
Five Point Operation Co. LP 7.875% 11/15/25 (f)	22,013,000	22,783,455
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24 (f)	4,000,000	4,095,000
5.25% 5/15/27 (f)	9,225,000	9,248,063
5.875% 2/1/22	3,639,000	3,639,000
6.25% 2/1/22	1,676,000	1,705,330
6.25% 5/15/26	4,944,000	5,189,618
		66,026,968
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	4,188,000	4,376,879
TOTAL FINANCIALS		79,517,787
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Sabra Health Care LP 5.125% 8/15/26	20,264,000	22,172,638
Sabra Health Care LP/Sabra Capital Corp.:
3.9% 10/15/29	989,000	1,018,670
4.8% 6/1/24	7,475,000	8,017,835
		31,209,143
INDUSTRIALS - 0.2%
Building Products - 0.2%
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (f)	10,491,000	10,805,730
REAL ESTATE - 8.8%
Equity Real Estate Investment Trusts (REITs) - 5.3%
American Homes 4 Rent 4.9% 2/15/29	989,000	1,138,566
ARC Properties Operating Partnership LP 4.6% 2/6/24	10,363,000	11,310,717
CBL & Associates LP:
4.6% 10/15/24	26,459,000	14,287,860
5.25% 12/1/23	11,371,000	6,822,600
5.95% 12/15/26	10,317,000	5,162,163
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	7,492,000	7,772,950
Equinix, Inc. 5.375% 5/15/27	6,546,000	7,094,555
ESH Hospitality, Inc. 5.25% 5/1/25 (f)	7,154,000	7,332,850
HCP, Inc.:
4% 6/1/25	989,000	1,078,371
4.25% 11/15/23	792,000	853,921
Healthcare Realty Trust, Inc. 3.75% 4/15/23	955,000	995,496
Healthcare Trust of America Holdings LP 3.75% 7/1/27	8,301,000	8,984,175
Hospitality Properties Trust:
4.65% 3/15/24	3,500,000	3,687,501
5% 8/15/22	3,141,000	3,310,364
iStar Financial, Inc.:
4.25% 8/1/25	10,300,000	10,351,500
4.75% 10/1/24	15,485,000	16,104,400
5.25% 9/15/22	7,000,000	7,144,382
Lexington Corporate Properties Trust 4.4% 6/15/24	2,156,000	2,276,888
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	494,000	516,848
5% 10/15/27	9,448,000	9,931,738
5.25% 8/1/26	7,614,000	7,985,183
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,266,000	3,493,502
4.5% 4/1/27	2,434,000	2,678,612
4.75% 1/15/28	12,067,000	13,494,328
4.95% 4/1/24	2,866,000	3,153,392
5.25% 1/15/26	1,953,000	2,211,814
Regency Centers LP 3.6% 2/1/27	2,529,000	2,718,656
SBA Communications Corp. 4% 10/1/22	5,473,000	5,568,778
Select Income REIT:
4.15% 2/1/22	11,045,000	11,370,098
4.25% 5/15/24	4,974,000	5,242,494
4.5% 2/1/25	21,056,000	22,468,509
Senior Housing Properties Trust:
4.75% 5/1/24	44,393,000	46,865,668
4.75% 2/15/28	9,933,000	10,408,611
6.75% 4/15/20	13,472,000	13,517,181
6.75% 12/15/21	7,910,000	8,397,128
SITE Centers Corp.:
3.625% 2/1/25	5,489,000	5,762,814
4.625% 7/15/22	651,000	682,382
VEREIT Operating Partnership LP:
3.1% 12/15/29	3,000,000	3,050,608
4.875% 6/1/26	15,305,000	17,297,505
VICI Properties, Inc.:
3.75% 2/15/27 (f)(g)	4,275,000	4,296,375
4.125% 8/15/30 (f)(g)	5,980,000	6,069,700
4.625% 12/1/29 (f)	6,585,000	6,881,325
WP Carey, Inc.:
4% 2/1/25	6,907,000	7,399,082
4.25% 10/1/26	8,261,000	9,048,855
4.6% 4/1/24	11,196,000	12,143,713
		358,364,158
Real Estate Management & Development - 3.5%
Forestar Group, Inc. 8% 4/15/24 (f)	25,132,000	27,393,880
Greystar Real Estate Partners 5.75% 12/1/25 (f)	15,480,000	16,004,308
Howard Hughes Corp. 5.375% 3/15/25 (f)	42,007,000	43,267,210
Kennedy-Wilson, Inc. 5.875% 4/1/24	50,939,000	52,215,022
Mack-Cali Realty LP:
3.15% 5/15/23	10,000	9,971
4.5% 4/18/22	517,000	530,425
Mattamy Group Corp.:
5.25% 12/15/27 (f)	17,145,000	17,959,388
6.5% 10/1/25 (f)	23,840,000	25,508,800
Mid-America Apartments LP:
3.75% 6/15/24	1,644,000	1,760,212
4.3% 10/15/23	2,178,000	2,350,038
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (f)	9,824,000	10,609,920
5.75% 1/15/28 (f)	989,000	1,082,955
5.875% 6/15/27 (f)	9,888,000	11,000,400
Washington Prime Group LP 6.45% 8/15/24	27,181,000	24,259,043
		233,951,572
TOTAL REAL ESTATE		592,315,730

TOTAL NONCONVERTIBLE BONDS		1,051,948,528

TOTAL CORPORATE BONDS
(Cost $1,345,903,281)		1,393,574,553

Asset-Backed Securities - 1.8%
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (f)	3,000,000	3,367,224
Series 2014-SFR3 Class E, 6.418% 12/17/36 (f)	8,924,000	10,067,044
Series 2015-SFR1:
Class E, 5.639% 4/17/52 (f)	1,999,310	2,212,663
Class F, 5.885% 4/17/52 (f)	2,000,000	2,185,233
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (f)	8,259,000	9,257,711
Class XS, 0% 10/17/52 (d)(f)(h)(i)	4,673,127	47
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1 month U.S. LIBOR + 1.500% 3.3464% 3/20/50 (d)(e)(f)(i)	2,250,000	225
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33	405,252	373,037
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	568,120	571,494
GPMT Ltd. Series 2019-FL2 Class D, 1 month U.S. LIBOR + 2.950% 4.6263% 2/22/36 (d)(e)(f)	2,142,000	2,154,055
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (d)	668,437	671,994
Series 1997-3 Class M1, 7.53% 3/15/28	4,642,500	4,669,546
Home Partners America Trust Series 2019-2 Class F, 3.866% 10/19/39 (f)	2,996,908	2,981,130
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.530% 5.208% 7/17/34 (d)(e)(f)	6,318,500	6,326,384
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.019% 7/17/37 (d)(e)(f)	3,896,000	3,893,659
Invitation Homes Trust Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 3.9263% 6/17/37 (d)(e)(f)	1,755,227	1,755,222
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	681,646	541,326
Merit Securities Corp. Series 13 Class M1, 7.3303% 12/28/33 (d)	1,444,579	1,505,602
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (f)	2,940,000	2,939,306
Series 2017-SFR1 Class F, 5.35% 8/17/34 (f)	3,073,000	3,187,475
Series 2017-SFR2 Class F, 4.836% 12/17/34(f)	2,568,000	2,626,145
Series 2018-SFR2 Class F, 4.953% 8/17/35 (f)	3,402,000	3,513,169
Series 2018-SFR3 Class F, 5.368% 10/17/35 (f)	3,412,000	3,547,636
Series 2019-SFR1 Class F, 5.061% 8/17/35 (f)	3,000,000	3,115,362
Series 2019-SFR2 Class F, 4.837% 5/17/36 (f)	3,902,000	4,039,075
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.2763% 1/17/35 (d)(e)(f)	5,906,000	5,910,354
Class F, 1 month U.S. LIBOR + 3.400% 5.0763% 1/17/35 (d)(e)(f)	12,529,000	12,538,072
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 4.5405% 2/5/36 (d)(e)(f)(i)	4,708,494	353
Tricon American Homes:
Series 2016-SFR1 Class F, 5.769% 11/17/33 (f)	2,544,000	2,606,723
Series 2017-SFR1 Class F, 5.151% 9/17/34 (f)	8,442,000	8,769,191
Series 2017-SFR2 Class F, 5.104% 1/17/36 (f)	3,785,000	3,965,778
Series 2018-SFR1 Class F, 4.96% 5/17/37 (f)	4,000,000	4,260,926
VB-S1 Issuer LLC:
Series 2016-1A Class F, 6.901% 6/15/46 (f)	7,710,000	7,880,636
Series 2018-1A Class F, 5.25% 2/15/48 (f)	1,354,000	1,359,139
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 3 month U.S. LIBOR + 1.950% 3.8446% 11/21/40 (d)(e)(f)	250,000	249,996
TOTAL ASSET-BACKED SECURITIES
(Cost $123,433,079)		123,042,932

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 4.1196% 2/25/42 (d)(f)	39,715	14,674
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 4.1169% 6/25/43 (d)(f)	68,991	26,567
FREMF Mortgage Trust Series 2010-K7 Class B, 5.7284% 4/25/20 (d)(f)	3,164,000	3,171,663
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 1 month U.S. LIBOR + 11.950% 13.6271% 6/10/35 (d)(e)(f)(i)	34,909	10,514

TOTAL PRIVATE SPONSOR		3,223,418

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,273,331)		3,223,418

Commercial Mortgage Securities - 14.4%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)	2,000,000	2,046,881
Banc of America Merrill Lynch Large Loan, Inc. floater Series 2019-AHT Class C, 1 month U.S. LIBOR + 2.000% 3.6763% 3/15/34 (d)(e)(f)	7,168,000	7,170,318
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (f)	3,312,000	3,113,801
Series 2017-BNK8 Class E, 2.8% 11/15/50 (f)	11,374,393	8,563,871
Series 2018-BN12 Class D, 3% 5/15/61 (f)	1,682,000	1,555,918
Series 2019-BN21 Class F, 2.6818% 10/17/52 (f)	12,047,000	8,656,899
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class E, 4.4272% 9/10/28 (d)(f)	8,413,000	8,366,627
Class F, 4.4272% 9/10/28 (d)(f)	4,074,000	3,984,549
Benchmark Mortgage Trust sequential payer Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (d)(f)	3,427,000	3,318,035
Class 225E, 3.4041% 12/15/62 (d)(f)	5,141,000	4,818,226
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 4.0763% 6/15/35 (d)(e)(f)	1,500,000	1,501,878
BX Commercial Mortgage Trust floater:
Series 2018-BIOA Class E, 1 month U.S. LIBOR + 1.950% 3.6273% 3/15/37 (d)(e)(f)	2,000,000	2,005,620
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 3.6763% 11/25/32 (d)(e)(f)	6,426,000	6,430,034
Series 2020-BXLP Class G, 1 month U.S. LIBOR + 2.500% 4.25% 12/15/29 (d)(e)(f)	6,013,000	6,037,430
BX Trust:
floater:
Series 2018-IND:
Class G, 1 month U.S. LIBOR + 2.050% 3.7263% 11/15/35 (d)(e)(f)	3,281,600	3,296,088
Class H, 1 month U.S. LIBOR + 3.000% 4.6763% 11/15/35 (d)(e)(f)	6,206,900	6,210,626
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 5.2763% 4/15/34 (d)(e)(f)	5,181,000	5,216,856
Series 2019-XL:
Class G, 1 month U.S. LIBOR + 2.300% 3.9763% 10/15/36 (d)(e)(f)	2,575,000	2,584,811
Class J, 1 month U.S. LIBOR + 2.650% 4.3263% 10/15/36 (d)(e)(f)	18,376,000	18,457,097
Series 2019-OC11 Class E, 4.0755% 12/9/41 (f)	18,585,000	19,209,248
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (d)(f)	4,099,000	4,254,182
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 4.9263% 12/15/37 (d)(e)(f)	7,428,000	7,488,417
CCRESG Commercial Mortgage Trust Series 2016-HEAT:
Class E, 5.6712% 4/10/29 (d)(f)	4,536,000	4,593,973
Class F, 5.6712% 4/10/29 (d)(f)	9,601,000	9,685,168
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (f)	3,353,000	3,176,509
CGMS Commercial Mortgage Trust Series 2017-MDRB:
Class D, 1 month U.S. LIBOR + 3.250% 4.9263% 7/15/30 (d)(e)(f)	6,131,000	6,129,018
Class E, 1 month U.S. LIBOR + 3.870% 5.5478% 7/15/30 (d)(e)(f)	6,666,000	6,623,939
CHC Commercial Mortgage Trust floater Series 2019-CHC Class F, 1 month U.S. LIBOR + 2.600% 4.2845% 6/15/34 (d)(e)(f)	1,500,000	1,500,937
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.3878% 9/10/46 (d)(f)	5,254,000	5,583,190
Series 2016-C3 Class D, 3% 11/15/49 (f)	7,010,000	5,982,999
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 4.7263% 9/15/33 (d)(e)(f)	4,265,000	4,276,072
Class G, 1 month U.S. LIBOR + 5.050% 6.7326% 9/15/33(d)(e)(f)	4,265,000	4,115,435
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (f)	7,300,000	6,457,259
Series 2012-CR1:
Class C, 5.4973% 5/15/45 (d)	989,000	1,035,939
Class D, 5.4973% 5/15/45 (d)(f)	5,550,000	5,752,973
Class G, 2.462% 5/15/45 (f)	6,346,000	5,373,604
Series 2012-LC4 Class C, 5.7215% 12/10/44 (d)	1,978,000	2,063,611
Series 2013-CR10 Class D, 4.9487% 8/10/46 (d)(f)	4,544,000	4,789,686
Series 2013-CR12 Class D, 5.2451% 10/10/46 (d)(f)	4,500,000	4,028,989
Series 2013-LC6 Class D, 4.4072% 1/10/46 (d)(f)	8,301,000	8,546,906
Series 2014-CR17 Class E, 5.0093% 5/10/47 (d)(f)	3,098,000	3,031,054
Series 2014-UBS2 Class D, 5.169% 3/10/47 (d)(f)	3,713,000	3,581,001
Series 2016-CD1 Class D, 2.9% 8/10/49 (d)(f)	9,346,000	8,480,862
Series 2017-CD4 Class D, 3.3% 5/10/50 (f)	2,769,000	2,572,599
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (f)	2,769,000	2,651,622
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.992% 8/15/45 (d)(f)	4,500,000	4,637,264
Class E, 4.992% 8/15/45 (d)(f)	8,000,000	8,008,131
Class F, 4.25% 8/15/45 (f)	2,000,000	1,831,019
Credit Suisse Mortgage Trust floater:
Series 2019-ICE4 Class F, 1 month U.S. LIBOR + 2.650% 4.3263% 5/15/36 (d)(e)(f)	14,767,000	14,832,155
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 5.2763% 1/15/34 (d)(e)(f)	7,788,000	7,826,944
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (f)	4,297,000	4,220,588
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (d)(f)	7,129,000	7,274,950
Series 2017-CX9 Class D, 4.2916% 9/15/50 (d)(f)	2,539,000	2,470,782
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (d)(f)	1,000,000	1,043,912
Class E, 5.099% 1/10/34 (d)(f)	10,732,000	11,003,433
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.8778% 11/10/46 (d)(f)	13,874,000	14,169,735
Class G, 4.652% 11/10/46 (f)	12,222,000	11,831,474
Series 2011-LC3A Class D, 5.5121% 8/10/44 (d)(f)	3,945,000	4,063,822
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.6605% 12/25/43 (d)(h)	12,069,096	184,454
Series K012 Class X3, 2.3291% 1/25/41 (d)(h)	20,492,732	310,555
Series K013 Class X3, 2.9101% 1/25/43 (d)(h)	14,199,000	277,069
Series KAIV Class X2, 3.6147% 6/25/41 (d)(h)	7,430,000	286,371
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 4.6034% 11/21/35 (d)(e)(f)	2,500,000	2,506,230
GS Mortgage Securities Corp. Trust floater Series 2019-SOHO Class F, 1 month U.S. LIBOR + 2.200% 3.8763% 6/15/36 (d)(e)(f)	2,000,000	1,988,707
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 4.2763% 7/15/35 (d)(e)(f)	3,808,000	3,793,945
Series 2010-C2 Class D, 5.3522% 12/10/43 (d)(f)	3,000,000	3,060,169
Series 2011-GC5:
Class C, 5.5559% 8/10/44 (d)(f)	8,899,000	9,209,194
Class D, 5.5559% 8/10/44 (d)(f)	9,452,000	9,441,372
Class E, 5.5559% 8/10/44 (d)(f)	8,138,000	7,607,122
Class F, 4.5% 8/10/44 (f)	7,897,000	5,643,234
Series 2012-GC6:
Class C, 5.8395% 1/10/45 (d)(f)	3,560,000	3,744,659
Class D, 5.8395% 1/10/45 (d)(f)	6,590,000	6,783,166
Class E, 5% 1/10/45 (d)(f)	7,432,000	7,023,429
Series 2012-GCJ7:
Class C, 5.8751% 5/10/45 (d)	6,427,000	6,765,008
Class D, 5.8751% 5/10/45 (d)(f)	10,078,000	10,152,050
Series 2012-GCJ9:
Class D, 4.8999% 11/10/45 (d)(f)	5,503,000	5,669,809
Class E, 4.8999% 11/10/45 (d)(f)	1,908,000	1,846,887
Series 2013-GC14 Class D, 4.9035% 8/10/46 (d)(f)	1,661,000	1,728,542
Series 2013-GC16:
Class D, 5.4877% 11/10/46 (d)(f)	3,708,000	4,031,443
Class F, 3.5% 11/10/46 (f)	7,221,000	6,685,158
Series 2016-GS3 Class D, 2.62% 10/10/49 (f)	3,360,000	3,016,076
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (f)	29,492,000	29,880,153
Series 2016-RENT:
Class E, 4.2022% 2/10/29 (d)(f)	4,340,000	4,375,980
Class F, 4.2022% 2/10/29 (d)(f)	19,971,000	20,019,078
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.3333% 11/5/38 (d)(f)	8,440,000	8,619,853
Series 2016-SFP Class F, 6.1552% 11/5/35 (f)	10,093,000	10,134,648
IMT Trust Series 2017-APTS:
Class EFX, 3.6132% 6/15/34 (d)(f)	9,213,000	9,270,173
Class FFL, 1 month U.S. LIBOR + 2.850% 4.5263% 6/15/34 (d)(e)(f)	3,532,751	3,537,179
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (f)	2,896,000	3,095,850
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 3.919% 7/17/37 (d)(e)(f)	4,946,290	4,946,276
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 3.869% 1/17/38 (d)(e)(f)	3,410,000	3,409,990
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 3.2763% 6/15/32 (d)(e)(f)	5,307,521	5,319,112
Class E, 1 month U.S. LIBOR + 3.000% 4.6763% 6/15/35 (d)(e)(f)	1,469,299	1,474,347
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (f)	8,640,000	7,774,453
Series 2014-C26 Class D, 4.0058% 1/15/48 (d)(f)	3,398,000	3,365,492
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5756% 12/15/49 (d)(f)	10,126,000	9,452,175
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.2185% 12/15/49 (d)(f)	7,388,000	6,894,186
Series 2018-C8 Class D, 3.4026% 6/15/51 (d)(f)	1,698,000	1,578,031
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class C, 5.3032% 6/15/45 (d)	4,479,000	4,667,627
Class E, 5.3032% 6/15/45 (d)(f)	5,892,000	5,738,835
Class F, 4% 6/15/45 (f)	8,192,000	7,184,990
Class G 4% 6/15/45 (f)	4,044,000	2,678,564
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.8528% 2/15/46 (d)(f)	13,774,000	13,699,934
Class G, 4.409% 2/15/46 (d)(f)	4,671,000	4,151,266
Class H, 4.409% 2/15/46 (d)(f)	7,077,000	5,236,496
Series 2011-C4 Class F, 3.873% 7/15/46 (f)	1,400,000	1,410,439
Series 2013-LC11:
Class D, 4.3066% 4/15/46 (d)	7,722,000	7,000,986
Class E, 3.25% 4/15/46 (d)(f)	472,000	372,977
Class F, 3.25% 4/15/46 (d)(f)	2,518,000	1,176,868
Series 2014-DSTY Class E, 3.9314% 6/10/27 (d)(f)(i)	8,161,000	3,184,477
Series 2015-UES Class F, 3.7417% 9/5/32 (d)(f)	6,896,000	6,891,548
Series 2018-AON Class F, 4.767% 7/5/31 (d)(f)	5,039,000	5,158,656
Kref Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.550% 4.219% 6/15/36 (d)(e)(f)	2,560,000	2,574,393
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.8334% 8/15/45 (d)(f)	3,845,000	3,994,628
Series 2012-C6 Class D, 4.7611% 11/15/45 (d)(f)	2,000,000	2,085,996
Series 2012-C6, Class F, 4.7611% 11/15/45 (d)(f)	2,500,000	2,484,896
Series 2013-C12 Class D, 4.9246% 10/15/46 (d)(f)	7,164,000	7,427,957
Series 2013-C13:
Class D, 5.0709% 11/15/46 (d)(f)	5,218,000	5,457,830
Class E, 5.0709% 11/15/46 (d)(f)	3,341,000	3,423,252
Series 2013-C7:
Class D, 4.3763% 2/15/46 (d)(f)	5,587,000	5,557,994
Class E, 4.3763% 2/15/46 (d)(f)	989,000	886,383
Series 2013-C9:
Class C, 4.1719% 5/15/46 (d)	3,302,000	3,459,609
Class D, 4.2599% 5/15/46 (d)(f)	5,137,000	5,286,258
Series 2016-C30 Class D, 3% 9/15/49 (f)	5,347,000	4,701,839
Series 2016-C31 Class D, 3% 11/15/49 (d)(f)	1,483,000	1,285,300
Series 2016-C32 Class D, 3.396% 12/15/49 (f)	5,863,000	4,962,447
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN:
Class F, 1 month U.S. LIBOR + 2.600% 4.2763% 3/15/34 (d)(e)(f)	3,955,000	3,964,892
Class G, 1 month U.S. LIBOR + 3.150% 4.8263% 3/15/34 (d)(e)(f)	5,946,000	5,968,620
Series 1998-CF1 Class G, 7.2329% 7/15/32 (d)(f)	148,791	149,434
Series 2011-C2:
Class D, 5.6705% 6/15/44 (d)(f)	5,387,000	5,444,214
Class E, 5.6705% 6/15/44 (d)(f)	12,014,000	11,736,098
Class F, 5.6705% 6/15/44 (d)(f)	4,440,000	4,184,266
Class XB, 0.3902% 6/15/44 (d)(f)(h)	55,708,619	226,316
Series 2011-C3:
Class D, 5.4193% 7/15/49 (d)(f)	7,317,000	7,413,590
Class E, 5.4193% 7/15/49 (d)(f)	3,456,000	3,448,691
Class F, 5.4193% 7/15/49 (d)(f)	5,624,050	5,485,409
Class G, 5.4193% 7/15/49 (d)(f)	5,049,500	4,692,379
Series 2012-C4 Class D, 5.5999% 3/15/45 (d)(f)	6,310,000	6,308,249
Series 2015-MS1 Class D, 4.1654% 5/15/48 (d)(f)	10,833,000	10,584,660
Series 2015-UBS8 Class D, 3.18% 12/15/48 (f)	4,957,000	4,535,642
Series 2016-BNK2 Class C, 3% 11/15/49 (f)	2,966,000	2,778,527
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.920% 8.6028% 8/15/24 (d)(e)(f)	5,692,074	5,749,522
Series 2017-MTL6 Class C, 1 month U.S. LIBOR + 1.400% 3.0763% 8/15/34 (d)(e)(f)	8,477,059	8,476,983
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 5.9263% 8/15/34 (d)(e)(f)	10,881,193	10,929,059
MSCCG Trust floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 3.8263% 10/15/37 (d)(e)(f)	5,061,000	5,064,042
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (f)	10,833,250	11,118,827
Class E, 6.8087% 11/15/34 (f)	9,551,450	9,465,731
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (d)(f)	1,500,000	1,620,047
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 4.49% 6/15/35 (d)(e)(f)	1,743,000	1,750,169
Class WAN2, 1 month U.S. LIBOR + 3.750% 5.49% 6/15/35 (d)(e)(f)	651,000	649,823
Series 2019-1776 Class F, 4.2988% 10/15/36 (f)	3,454,000	3,482,900
Series 2020-2PAC Class AMZ3, 3.5% 1/15/25 (d)(f)	2,502,675	2,429,827
Progress Residential Series 2019-SFR3 Class F, 3.867% 9/17/36 (f)	1,000,000	1,020,250
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	3,802,381	4,739,454
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 4.5609% 3/25/34 (d)(e)(f)	3,401,000	3,400,990
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.7559% 5/10/45 (d)(f)	2,296,000	2,335,097
Class E, 5% 5/10/45 (d)(f)	6,268,000	5,154,497
Class F, 5% 5/10/45 (d)(f)	2,221,350	947,709
UBS-BAMLL Trust Series 12-WRM Class D, 4.3793% 6/10/30 (d)(f)	2,143,000	2,122,016
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.2521% 1/10/45 (d)(f)	2,966,000	3,152,404
Wells Fargo Commercial Mortgage Trust:
floater Series 2020-SOP Class E, 1 month U.S. LIBOR + 2.710% 4.36% 1/15/35 (d)(e)(f)	3,250,000	3,246,396
Series 2012-LC5:
Class D, 4.9134% 10/15/45 (d)(f)	12,819,000	13,417,290
Class E, 4.9134% 10/15/45 (d)(f)	8,347,000	8,432,403
Class F, 4.9134% 10/15/45 (d)(f)	2,000,000	1,899,569
Series 2016-BNK1 Class D, 3% 8/15/49 (f)	6,979,000	5,907,816
Series 2016-C35 Class D, 3.142% 7/15/48 (f)	18,335,000	16,268,631
Series 2016-NXS6 Class D, 3.059% 11/15/49 (f)	5,037,000	4,611,762
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44	3,955,000	3,020,346
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)	4,845,000	4,982,467
Class D, 5.8567% 3/15/44 (d)(f)	1,000,000	784,272
Class E, 5% 3/15/44 (f)	2,966,000	1,017,942
Series 2011-C5:
Class E, 5.8597% 11/15/44 (d)(f)	5,097,000	5,243,876
Class F, 5.25% 11/15/44 (d)(f)	3,500,000	3,465,905
Class G, 5.25% 11/15/44 (d)(f)	2,000,000	1,834,933
Series 2012-C7:
Class D, 4.9675% 6/15/45 (d)(f)	2,380,000	2,248,928
Class F, 4.5% 6/15/45 (f)	2,000,000	1,047,362
Series 2012-C8 Class E, 5.0479% 8/15/45 (d)(f)	2,889,500	2,947,995
Series 2013-C11:
Class D, 4.4027% 3/15/45 (d)(f)	5,765,000	5,947,397
Class E, 4.4027% 3/15/45 (d)(f)	4,727,000	4,790,403
Series 2013-C13 Class D, 4.2771% 5/15/45 (d)(f)	3,955,000	4,061,920
Series 2013-C16 Class D, 5.1977% 9/15/46 (d)(f)	3,686,000	3,683,394
Series 2013-UBS1 Class D, 4.8966% 3/15/46 (d)(f)	4,538,000	4,678,112
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (d)(f)	6,725,000	5,905,047
Class PR2, 3.6332% 6/5/35 (d)(f)	2,541,000	2,138,305
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $913,156,413)		966,691,841

Bank Loan Obligations - 5.1%
COMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.4% 4/11/25 (d)(e)(j)	15,693,576	15,703,463
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.8%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3953% 12/22/24 (d)(e)(j)	7,978,079	7,969,861
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6586% 6/10/22 (d)(e)(j)	6,182,606	6,189,345
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.3953% 8/31/25 (d)(e)(j)	4,024,588	4,022,092
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4% 4/27/24 (d)(e)(j)	25,818,982	25,539,362
Wyndham Destinations, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8953% 5/31/25 (d)(e)(j)	6,246,950	6,235,268
		49,955,928
ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Kestrel Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.05% 6/1/25 (d)(e)(j)	5,913,703	5,204,059
Oil, Gas & Consumable Fuels - 0.5%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.6946% 12/19/20 (d)(e)(j)	30,890,495	29,654,875
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 10/2/23 (d)(e)(j)	7,939,122	7,901,412
		37,556,287

TOTAL ENERGY		42,760,346

FINANCIALS - 0.6%
Capital Markets - 0.1%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.408% 9/30/24 (d)(e)(j)	5,116,806	5,112,559
Diversified Financial Services - 0.2%
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (d)(i)(j)	12,171,000	12,405,900
Mortgage Real Estate Investment Trusts - 0.2%
Apollo Commercial Real Estate Finance, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4263% 5/7/26 (d)(e)(j)	3,442,700	3,442,700
Blackstone Mortgage Trust, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8953% 4/23/26 (d)(e)(j)	8,565,607	8,603,125
		12,045,825
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7994% 12/5/20 (d)(e)(j)	6,661,920	6,616,153

TOTAL FINANCIALS		36,180,437

INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6453% 2/27/25 (d)(e)(j)	15,047,381	15,043,620
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 12/20/24 (d)(e)(j)	8,737,608	8,680,289
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.0%
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.16% 12/18/24 (d)(e)(j)	11,935,000	11,706,206
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6453% 9/18/26 (d)(e)(j)	5,990,681	6,020,994
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 3.3609% 2/6/22 (d)(e)(i)(j)	23,975,000	23,735,250
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4571% 6/28/23 (d)(e)(j)	13,038,214	13,054,512
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.65% 3/23/24 (d)(e)(j)	10,232,811	9,641,252
		64,158,214
Real Estate Management & Development - 1.1%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 8/21/25 (d)(e)(j)	31,433,778	31,567,372
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3953% 1/30/24 (d)(e)(j)	16,797,750	15,726,893
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3953% 1/30/24 (d)(e)(j)	947,420	887,022
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.5655% 3/23/25 (d)(e)(j)	1,856,369	1,858,690
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8953% 2/8/25 (d)(e)(j)	3,939,699	3,892,422
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.4094% 12/22/24 (d)(e)(j)	22,235,000	22,237,891
		76,170,290

TOTAL REAL ESTATE		140,328,504

UTILITIES - 0.5%
Electric Utilities - 0.3%
Green Energy Partners/Stonewall LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.4446% 11/13/21 (d)(e)(j)	10,931,127	10,472,019
Tranche B 2LN, term loan 3 month U.S. LIBOR + 5.500% 7.4446% 11/13/21 (d)(e)(j)	1,930,253	1,849,183
Lonestar II Generation Holding:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6453% 4/10/26 (d)(e)(j)	5,330,357	5,350,346
Tranche C 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6453% 4/10/26 (d)(e)(j)	642,857	645,268
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.15% 12/2/21 (d)(e)(j)	1,288,564	1,217,306
		19,534,122
Independent Power and Renewable Electricity Producers - 0.2%
APLP Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3953% 4/13/23 (d)(e)(j)	6,449,382	6,457,443
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3953% 3/1/26 (d)(e)(j)	5,835,949	5,828,654
		12,286,097

TOTAL UTILITIES		31,820,219

TOTAL BANK LOAN OBLIGATIONS
(Cost $341,097,447)		340,472,806

Preferred Securities - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer Partners LP 7.125% (d)	6,000,000	6,146,771
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (f)(i)	1,206,350	121
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (f)(i)	500,000	10,250

TOTAL FINANCIALS		10,371

TOTAL PREFERRED SECURITIES
(Cost $7,295,311)		6,157,142
	Shares	Value

Money Market Funds - 8.5%
Fidelity Cash Central Fund 1.58% (k)	536,458,677	536,565,968
Fidelity Securities Lending Cash Central Fund 1.59% (k)(l)	33,563,602	33,566,958
TOTAL MONEY MARKET FUNDS
(Cost $570,076,208)		570,132,926
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $6,099,227,686)		6,759,663,713
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(61,143,911)
NET ASSETS - 100%		$6,698,519,802

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated company

 (c) Non-income producing

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,560,830,112 or 23.3% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Level 3 security

 (j) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,476,175
Fidelity Securities Lending Cash Central Fund	69,549
Total	$4,545,724

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Dynex Capital, Inc.	$32,908,461	$1,751,423	$361,760	$346,161	$15,893	$4,861,523	$37,558,537
Dynex Capital, Inc. Series A, 8.50%	9,278,320	--	104,600	383,464	3,350	220,255	9,397,325
Dynex Capital, Inc. Series B, 7.625%	6,300,479	--	71,249	238,956	1,330	98,990	6,329,550
Ellington Financial LLC	29,822,348	1,009,514	752,857	1,300,200	68,849	1,592,613	--
Great Ajax Corp.	21,946,669	1,512,804	272,049	849,908	79,263	2,105,024	25,050,336
Great Ajax Corp. 7.25%	9,285,423	--	109,609	326,227	9,615	515,016	9,700,445
Trinity Merger Corp. Class A	--	180,949	181,477	--	528	--	--
Total	$109,541,700	$4,454,690	$1,853,601	$3,444,916	$178,828	$9,393,421	$88,036,193

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$13,137,071	$13,137,071	$--	$--
Energy	40,772,774	40,772,774	--	--
Financials	1,207,164,370	1,186,756,282	20,408,088	--
Industrials	20,580,430	20,580,430	--	--
Real Estate	2,071,223,833	2,025,341,188	45,882,645	--
Utilities	3,489,617	3,489,617	--	--
Corporate Bonds	1,393,574,553	--	1,393,574,553	--
Asset-Backed Securities	123,042,932	--	123,042,307	625
Collateralized Mortgage Obligations	3,223,418	--	3,212,904	10,514
Commercial Mortgage Securities	966,691,841	--	963,507,364	3,184,477
Bank Loan Obligations	340,472,806	--	304,331,656	36,141,150
Preferred Securities	6,157,142	--	6,146,771	10,371
Money Market Funds	570,132,926	570,132,926	--	--
Total Investments in Securities:	$6,759,663,713	$3,860,210,288	$2,860,106,288	$39,347,137

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	1.1%
BBB	5.9%
BB	12.1%
B	9.4%
CCC,CC,C	1.9%
Not Rated	11.8%
Equities	50.2%
Short-Term Investments and Net Other Assets	7.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $32,202,208) — See accompanying schedule: Unaffiliated issuers (cost $5,446,732,830)	$6,101,494,594
Fidelity Central Funds (cost $570,076,208)	570,132,926
Other affiliated issuers (cost $82,418,648)	88,036,193
Total Investment in Securities (cost $6,099,227,686)		$6,759,663,713
Cash		184,838
Receivable for investments sold		1,877
Receivable for fund shares sold		14,121,048
Dividends receivable		3,479,378
Interest receivable		26,118,791
Distributions receivable from Fidelity Central Funds		675,759
Prepaid expenses		7,088
Other receivables		22,829
Total assets		6,804,275,321
Liabilities
Payable for investments purchased
Regular delivery	$43,844,071
Delayed delivery	19,785,000
Payable for fund shares redeemed	4,363,436
Accrued management fee	2,923,124
Distribution and service plan fees payable	281,211
Other affiliated payables	906,460
Other payables and accrued expenses	88,856
Collateral on securities loaned	33,563,361
Total liabilities		105,755,519
Net Assets		$6,698,519,802
Net Assets consist of:
Paid in capital		$6,015,641,757
Total accumulated earnings (loss)		682,878,045
Net Assets		$6,698,519,802
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($445,305,998 ÷ 35,329,609 shares)(a)		$12.60
Maximum offering price per share (100/96.00 of $12.60)		$13.13
Class M:
Net Asset Value and redemption price per share ($65,627,906 ÷ 5,204,697 shares)(a)		$12.61
Maximum offering price per share (100/96.00 of $12.61)		$13.14
Class C:
Net Asset Value and offering price per share ($218,760,574 ÷ 17,556,181 shares)(a)		$12.46
Real Estate Income:
Net Asset Value, offering price and redemption price per share ($2,412,525,230 ÷ 190,319,056 shares)		$12.68
Class I:
Net Asset Value, offering price and redemption price per share ($2,634,690,074 ÷ 208,658,384 shares)		$12.63
Class Z:
Net Asset Value, offering price and redemption price per share ($921,610,020 ÷ 73,003,357 shares)		$12.62

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends (including $3,444,916 earned from other affiliated issuers)		$59,284,833
Interest		81,930,514
Income from Fidelity Central Funds (including $69,549 from security lending)		4,545,724
Total income		145,761,071
Expenses
Management fee	$16,941,191
Transfer agent fees	4,770,323
Distribution and service plan fees	1,593,339
Accounting fees	710,849
Custodian fees and expenses	33,555
Independent trustees' fees and expenses	19,315
Registration fees	163,114
Audit	51,670
Legal	7,453
Miscellaneous	16,763
Total expenses before reductions	24,307,572
Expense reductions	(85,303)
Total expenses after reductions		24,222,269
Net investment income (loss)		121,538,802
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	56,467,940
Redemptions in-kind with affiliated entities	12,315,468
Fidelity Central Funds	61
Other affiliated issuers	178,828
Foreign currency transactions	3,921
Total net realized gain (loss)		68,966,218
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	157,956,712
Affiliated issuers	9,393,421
Assets and liabilities in foreign currencies	919
Total change in net unrealized appreciation (depreciation)		167,351,052
Net gain (loss)		236,317,270
Net increase (decrease) in net assets resulting from operations		$357,856,072

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$121,538,802	$251,654,617
Net realized gain (loss)	68,966,218	75,252,607
Change in net unrealized appreciation (depreciation)	167,351,052	239,246,951
Net increase (decrease) in net assets resulting from operations	357,856,072	566,154,175
Distributions to shareholders	(269,397,051)	(340,039,890)
Share transactions - net increase (decrease)	468,616,032	661,318,743
Total increase (decrease) in net assets	557,075,053	887,433,028
Net Assets
Beginning of period	6,141,444,749	5,254,011,721
End of period	$6,698,519,802	$6,141,444,749

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate Income Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.43	$11.99	$12.32	$12.25	$11.66	$11.86
Income from Investment Operations
Net investment income (loss)A	.23	.51	.47	.49	.49	.52
Net realized and unrealized gain (loss)	.46	.65	(.22)	.14	.73	.02
Total from investment operations	.69	1.16	.25	.63	1.22	.54
Distributions from net investment income	(.36)	(.51)	(.45)	(.48)	(.48)	(.52)
Distributions from net realized gain	(.16)	(.21)	(.13)	(.08)	(.14)	(.21)
Total distributions	(.52)	(.72)	(.58)	(.56)	(.63)B	(.74)C
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$12.60	$12.43	$11.99	$12.32	$12.25	$11.66
Total ReturnE,F,G	5.67%	10.15%	2.13%	5.37%	11.01%	4.65%
Ratios to Average Net AssetsH,I
Expenses before reductions	.99%J	1.01%	1.02%	1.03%	1.03%	1.04%
Expenses net of fee waivers, if any	.99%J	1.01%	1.02%	1.03%	1.03%	1.03%
Expenses net of all reductions	.99%J	1.01%	1.01%	1.02%	1.03%	1.03%
Net investment income (loss)	3.60%J	4.29%	3.98%	4.08%	4.29%	4.40%
Supplemental Data
Net assets, end of period (000 omitted)	$445,306	$325,296	$297,722	$355,400	$548,649	$495,462
Portfolio turnover rateK	21%J,L	17%	27%	22%	26%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.63 per share is comprised of distributions from net investment income of $.483 and distributions from net realized gain of $.142 per share.

 C Total distributions of $.74 per share is comprised of distributions from net investment income of $.523 and distributions from net realized gain of $.212 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Income Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.43	$11.99	$12.32	$12.26	$11.66	$11.86
Income from Investment Operations
Net investment income (loss)A	.22	.51	.47	.49	.49	.51
Net realized and unrealized gain (loss)	.48	.65	(.22)	.13	.73	.02
Total from investment operations	.70	1.16	.25	.62	1.22	.53
Distributions from net investment income	(.36)	(.51)	(.45)	(.48)	(.48)	(.52)
Distributions from net realized gain	(.16)	(.21)	(.13)	(.08)	(.14)	(.21)
Total distributions	(.52)	(.72)	(.58)	(.56)	(.62)	(.73)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$12.61	$12.43	$11.99	$12.32	$12.26	$11.66
Total ReturnC,D,E	5.74%	10.12%	2.10%	5.26%	11.06%	4.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%H	1.04%	1.04%	1.06%	1.07%	1.06%
Expenses net of fee waivers, if any	1.02%H	1.04%	1.04%	1.06%	1.07%	1.06%
Expenses net of all reductions	1.02%H	1.04%	1.04%	1.05%	1.06%	1.06%
Net investment income (loss)	3.58%H	4.26%	3.95%	4.05%	4.26%	4.37%
Supplemental Data
Net assets, end of period (000 omitted)	$65,628	$60,540	$55,175	$64,158	$59,788	$55,424
Portfolio turnover rateI	21%H,J	17%	27%	22%	26%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Income Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$11.85	$12.20	$12.14	$11.55	$11.77
Income from Investment Operations
Net investment income (loss)A	.18	.42	.38	.40	.40	.43
Net realized and unrealized gain (loss)	.47	.64	(.22)	.13	.73	.01
Total from investment operations	.65	1.06	.16	.53	1.13	.44
Distributions from net investment income	(.30)	(.42)	(.37)	(.39)	(.40)	(.45)
Distributions from net realized gain	(.16)	(.21)	(.13)	(.08)	(.14)	(.21)
Total distributions	(.47)B	(.63)	(.51)C	(.47)	(.54)	(.66)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$12.46	$12.28	$11.85	$12.20	$12.14	$11.55
Total ReturnE,F,G	5.35%	9.34%	1.31%	4.54%	10.29%	3.82%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.75%J	1.76%	1.76%	1.78%	1.79%	1.79%
Expenses net of fee waivers, if any	1.75%J	1.76%	1.76%	1.78%	1.78%	1.78%
Expenses net of all reductions	1.74%J	1.76%	1.76%	1.78%	1.78%	1.78%
Net investment income (loss)	2.85%J	3.54%	3.23%	3.32%	3.54%	3.65%
Supplemental Data
Net assets, end of period (000 omitted)	$218,761	$210,156	$227,458	$287,598	$289,430	$291,387
Portfolio turnover rateK	21%J,L	17%	27%	22%	26%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.47 per share is comprised of distributions from net investment income of $.303 and distributions from net realized gain of $.163 per share.

 C Total distributions of $.51 per share is comprised of distributions from net investment income of $.373 and distributions from net realized gain of $.132 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Income Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.50	$12.05	$12.38	$12.31	$11.71	$11.91
Income from Investment Operations
Net investment income (loss)A	.24	.54	.51	.52	.52	.54
Net realized and unrealized gain (loss)	.48	.66	(.22)	.14	.73	.02
Total from investment operations	.72	1.20	.29	.66	1.25	.56
Distributions from net investment income	(.38)	(.54)	(.48)	(.51)	(.51)	(.55)
Distributions from net realized gain	(.16)	(.21)	(.13)	(.08)	(.14)	(.21)
Total distributions	(.54)	(.75)	(.62)B	(.59)	(.65)	(.76)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$12.68	$12.50	$12.05	$12.38	$12.31	$11.71
Total ReturnD,E	5.89%	10.47%	2.40%	5.60%	11.29%	4.84%
Ratios to Average Net AssetsF,G
Expenses before reductions	.72%H	.75%	.75%	.78%	.82%	.83%
Expenses net of fee waivers, if any	.72%H	.75%	.75%	.78%	.81%	.82%
Expenses net of all reductions	.72%H	.75%	.75%	.77%	.81%	.82%
Net investment income (loss)	3.87%H	4.55%	4.24%	4.33%	4.51%	4.61%
Supplemental Data
Net assets, end of period (000 omitted)	$2,412,525	$2,691,820	$2,531,397	$2,630,901	$2,719,387	$2,561,268
Portfolio turnover rateI	21%H,J	17%	27%	22%	26%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.62 per share is comprised of distributions from net investment income of $.484 and distributions from net realized gain of $.132 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Income Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.45	$12.01	$12.34	$12.27	$11.68	$11.88
Income from Investment Operations
Net investment income (loss)A	.24	.54	.51	.52	.52	.55
Net realized and unrealized gain (loss)	.48	.65	(.22)	.14	.73	.02
Total from investment operations	.72	1.19	.29	.66	1.25	.57
Distributions from net investment income	(.38)	(.54)	(.49)	(.51)	(.52)	(.55)
Distributions from net realized gain	(.16)	(.21)	(.13)	(.08)	(.14)	(.21)
Total distributions	(.54)	(.75)	(.62)	(.59)	(.66)	(.77)B
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$12.63	$12.45	$12.01	$12.34	$12.27	$11.68
Total ReturnD,E	5.91%	10.43%	2.41%	5.66%	11.30%	4.92%
Ratios to Average Net AssetsF,G
Expenses before reductions	.73%H	.75%	.75%	.76%	.77%	.77%
Expenses net of fee waivers, if any	.73%H	.74%	.75%	.76%	.77%	.77%
Expenses net of all reductions	.73%H	.74%	.75%	.76%	.76%	.77%
Net investment income (loss)	3.86%H	4.55%	4.25%	4.34%	4.56%	4.66%
Supplemental Data
Net assets, end of period (000 omitted)	$2,634,690	$2,386,308	$2,142,260	$1,951,293	$1,239,950	$913,475
Portfolio turnover rateI	21%H,J	17%	27%	22%	26%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.77 per share is comprised of distributions from net investment income of $.554 and distributions from net realized gain of $.212 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Income Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.45	$11.74
Income from Investment Operations
Net investment income (loss)B	.25	.47
Net realized and unrealized gain (loss)	.47	.67
Total from investment operations	.72	1.14
Distributions from net investment income	(.39)	(.42)
Distributions from net realized gain	(.16)	(.02)
Total distributions	(.55)	(.43)C
Net asset value, end of period	$12.62	$12.45
Total ReturnD,E	5.90%	10.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.61%H	.62%H
Expenses net of fee waivers, if any	.61%H	.62%H
Expenses net of all reductions	.61%H	.62%H
Net investment income (loss)	3.99%H	4.71%H
Supplemental Data
Net assets, end of period (000 omitted)	$921,610	$467,324
Portfolio turnover rateI	21%H,J	17%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.43 per share is comprised of distributions from net investment income of $.416 and distributions from net realized gain of $.017 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Real Estate Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$805,336,938
Gross unrealized depreciation	(140,376,538)
Net unrealized appreciation (depreciation)	$664,960,400
Tax cost	$6,094,703,313

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities and in-kind transactions, aggregated $977,801,245 and $608,170,623, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$445,566	$18,445
Class M	-%	.25%	78,805	–
Class C	.75%	.25%	1,068,968	119,454
			$1,593,339	$137,899

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$29,296
Class M	4,357
Class C(a)	3,299
$36,952

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$318,005.18
Class M	63,934.20
Class C	194,243.18
Real Estate Income	1,934,553.16
Class I	2,097,472.17
Class Z	162,116.04
	$4,770,323

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Real Estate Income Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Real Estate Income Fund	$15,090

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 5,621,404 shares of the Fund were redeemed in-kind for investments, including accrued interest and cash with a value of $71,229,507. The net realized gain of $12,315,468 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,490 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $644. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $49,941 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $12,023.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12,939.

In addition, during the period, the investment adviser or an affiliate reimbursed the Fund $10,400 for an operational error which is included in the accompanying Statement of Operations.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2020	Year ended July 31, 2019(a)
Distributions to shareholders
Class A	$14,301,571	$17,756,264
Class M	2,587,980	3,318,773
Class C	7,973,025	11,711,511
Real Estate Income	106,292,820	164,869,904
Class I	107,604,462	135,048,536
Class Z	30,637,193	7,334,902
Total	$269,397,051	$340,039,890

 (a) Distributions for Class Z are for the period October 2,2018 (commencement of sale of shares) to July 31, 2019.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2020	Year ended July 31, 2019(a)	Six months ended January 31, 2020	Year ended July 31, 2019(a)
Class A
Shares sold	11,508,715	7,652,744	$143,906,911	$91,491,023
Reinvestment of distributions	1,123,917	1,474,957	13,945,169	17,330,478
Shares redeemed	(3,477,046)	(7,793,544)	(43,559,370)	(92,014,816)
Net increase (decrease)	9,155,586	1,334,157	$114,292,710	$16,806,685
Class M
Shares sold	496,293	1,028,225	$6,223,316	$12,240,983
Reinvestment of distributions	205,908	277,847	2,555,844	3,265,577
Shares redeemed	(366,810)	(1,038,297)	(4,598,213)	(12,307,088)
Net increase (decrease)	335,391	267,775	$4,180,947	$3,199,472
Class C
Shares sold	1,769,781	2,842,876	$21,926,233	$33,441,407
Reinvestment of distributions	604,494	940,228	7,422,255	10,920,406
Shares redeemed	(1,926,556)	(5,865,438)	(23,872,657)	(68,911,422)
Net increase (decrease)	447,719	(2,082,334)	$5,475,831	$(24,549,609)
Real Estate Income
Shares sold	25,170,932	73,051,353	$317,503,013	$873,951,868
Reinvestment of distributions	7,220,121	12,299,627	90,067,366	145,249,096
Shares redeemed	(57,443,943)(b)	(80,067,017)	(723,282,698)(b)	(959,494,113)
Net increase (decrease)	(25,052,890)	5,283,963	$(315,712,319)	$59,706,851
Class I
Shares sold	43,903,090	77,184,509	$551,643,589	$918,900,015
Reinvestment of distributions	7,334,409	9,707,377	91,148,399	114,247,360
Shares redeemed	(34,211,528)(b)	(73,658,363)	(429,576,174)(b)	(875,126,254)
Net increase (decrease)	17,025,971	13,233,523	$213,215,814	$158,021,121
Class Z
Shares sold	43,627,646	39,008,440	$550,266,016	$465,579,262
Reinvestment of distributions	1,911,434	397,454	23,727,509	4,775,264
Shares redeemed	(10,066,640)	(1,874,977)	(126,830,476)	(22,220,303)
Net increase (decrease)	35,472,440	37,530,917	$447,163,049	$448,134,223

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 (b) Amount includes in-kind redemptions (see the Affiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Class A	.99%
Actual		$1,000.00	$1,056.70	$5.12
Hypothetical-C		$1,000.00	$1,020.16	$5.03
Class M	1.02%
Actual		$1,000.00	$1,057.40	$5.28
Hypothetical-C		$1,000.00	$1,020.01	$5.18
Class C	1.75%
Actual		$1,000.00	$1,053.50	$9.03
Hypothetical-C		$1,000.00	$1,016.34	$8.87
Real Estate Income	.72%
Actual		$1,000.00	$1,058.90	$3.73
Hypothetical-C		$1,000.00	$1,021.52	$3.66
Class I	.73%
Actual		$1,000.00	$1,059.10	$3.78
Hypothetical-C		$1,000.00	$1,021.47	$3.71
Class Z	.61%
Actual		$1,000.00	$1,059.00	$3.16
Hypothetical-C		$1,000.00	$1,022.07	$3.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Real Estate Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in March 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Real Estate Income Fund

2019 Total Return % vs. Lipper Real Estate Funds and ML RE/MSCI REIT/NAREIT:

75% beaten
25% beaten
Benchmark
Class I
Class C
14.00
13.00
12.00
11.00
10.00
9.00
8.00
12.86
9.92
9.23
9.19
8.83
1 Year
25.0
20.0
15.0
10.0
5.0
21.3
17.8
18.2
14.3
9.0
3 Year
50.0
45.0
40.0
35.0
30.0
47.6
37.4
35.1
34.1
30.6
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class Z	-	-	-
Retail Class	40%	90%	32%
Class A	33%	87%	26%
Class C	21%	73%	14%
Class I	39%	89%	34%
Class M	31%	86%	26%

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Real Estate Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

REI-SANN-0320
1.789716.116

Fidelity® Small Cap Growth K6 Fund

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Insulet Corp.	2.3
Cardlytics, Inc.	2.3
Generac Holdings, Inc.	2.0
Verra Mobility Corp.	1.6
CACI International, Inc. Class A	1.5
Helen of Troy Ltd.	1.5
LHC Group, Inc.	1.5
Performance Food Group Co.	1.3
FTI Consulting, Inc.	1.3
Laureate Education, Inc. Class A	1.2
16.5

Top Five Market Sectors as of January 31, 2020

% of fund's net assets
Health Care	26.1
Information Technology	22.1
Industrials	16.2
Consumer Discretionary	12.3
Financials	8.4

Asset Allocation (% of fund's net assets)

As of January 31, 2020 *
Stocks	96.7%
Convertible Securities	1.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 13.1%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
COMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 0.3%
Iridium Communications, Inc. (a)	117,874	$3,011,681
Entertainment - 0.3%
Gaia, Inc. Class A (a)	257,823	2,181,183
Interactive Media & Services - 1.5%
CarGurus, Inc. Class A (a)(b)	294,621	10,503,239
Eventbrite, Inc. (a)(b)	157,008	3,320,719
		13,823,958
Media - 3.1%
Cardlytics, Inc. (a)	245,345	20,589,352
Gray Television, Inc. (a)	142,147	2,882,741
Nexstar Broadcasting Group, Inc. Class A	41,821	5,066,614
		28,538,707

TOTAL COMMUNICATION SERVICES		47,555,529

CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.5%
Fox Factory Holding Corp. (a)	64,650	4,255,263
Diversified Consumer Services - 4.9%
Afya Ltd.	174,769	5,218,602
Arco Platform Ltd. Class A (a)(b)	181,918	9,437,906
Bright Horizons Family Solutions, Inc. (a)	30,448	4,985,251
Grand Canyon Education, Inc. (a)	99,820	7,813,910
Laureate Education, Inc. Class A (a)	519,790	10,832,424
OneSpaWorld Holdings Ltd. (b)	173,260	2,600,633
Strategic Education, Inc.	23,766	3,856,984
		44,745,710
Hotels, Restaurants & Leisure - 2.3%
Churchill Downs, Inc.	68,954	9,955,579
Planet Fitness, Inc. (a)	79,799	6,446,961
SeaWorld Entertainment, Inc. (a)	137,957	4,753,998
		21,156,538
Household Durables - 1.5%
Helen of Troy Ltd. (a)	73,186	13,835,813
Internet & Direct Marketing Retail - 0.5%
Revolve Group, Inc. (b)	240,121	4,271,753
Multiline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	31,821	1,687,786
Specialty Retail - 1.3%
Five Below, Inc. (a)	22,708	2,571,000
The Children's Place Retail Stores, Inc. (b)	70,121	4,184,120
Williams-Sonoma, Inc.	80,100	5,613,408
		12,368,528
Textiles, Apparel & Luxury Goods - 1.1%
Aritzia LP (a)	130,200	2,462,525
Deckers Outdoor Corp. (a)	18,518	3,535,271
Steven Madden Ltd.	113,240	4,366,534
		10,364,330

TOTAL CONSUMER DISCRETIONARY		112,685,721

CONSUMER STAPLES - 3.9%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	4,565	1,626,875
Food & Staples Retailing - 2.3%
BJ's Wholesale Club Holdings, Inc. (a)	294,148	6,035,917
Grocery Outlet Holding Corp. (b)	91,137	2,983,825
Performance Food Group Co. (a)	230,895	11,958,052
		20,977,794
Food Products - 1.1%
Darling International, Inc. (a)	93,478	2,536,058
Nomad Foods Ltd. (a)	167,845	3,387,112
Post Holdings, Inc. (a)	45,432	4,750,824
		10,673,994
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	116,797	2,527,487

TOTAL CONSUMER STAPLES		35,806,150

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Ovintiv, Inc.	79,760	1,242,747
PDC Energy, Inc. (a)	113,581	2,452,214
		3,694,961
FINANCIALS - 8.4%
Banks - 1.6%
First Citizens Bancshares, Inc.	16,333	8,604,551
Popular, Inc.	108,348	6,063,154
		14,667,705
Capital Markets - 3.0%
Apollo Global Management LLC Class A	80,452	3,806,989
Hamilton Lane, Inc. Class A	48,462	3,147,607
Lazard Ltd. Class A	78,231	3,282,573
LPL Financial	83,865	7,726,482
Morningstar, Inc.	58,802	9,225,446
		27,189,097
Consumer Finance - 0.7%
First Cash Financial Services, Inc.	79,627	6,925,160
Diversified Financial Services - 1.3%
Cannae Holdings, Inc. (a)	159,589	6,488,889
StepStone Group Holdings LLC (c)(d)(e)	3,217	2,573,600
StepStone Group LP Class A (c)(d)(e)	3,217	2,573,600
		11,636,089
Insurance - 1.1%
Enstar Group Ltd. (a)	18,483	3,609,545
Primerica, Inc.	51,178	6,067,664
		9,677,209
Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd.	131,233	6,510,469

TOTAL FINANCIALS		76,605,729

HEALTH CARE - 26.0%
Biotechnology - 9.4%
Acceleron Pharma, Inc. (a)	84,729	7,691,699
Agios Pharmaceuticals, Inc. (a)	43,700	2,129,501
Allakos, Inc. (a)(b)	38,330	2,767,426
Aprea Therapeutics, Inc.	46,256	1,773,455
Arena Pharmaceuticals, Inc. (a)	58,413	2,668,890
Argenx SE ADR (a)	43,926	6,338,083
Ascendis Pharma A/S sponsored ADR (a)	63,620	8,595,062
Aurinia Pharmaceuticals, Inc. (a)	96,927	1,773,764
Blueprint Medicines Corp. (a)	69,589	4,415,422
Deciphera Pharmaceuticals, Inc. (a)	43,852	2,746,451
FibroGen, Inc. (a)	134,412	5,625,142
G1 Therapeutics, Inc. (a)	95,421	1,847,351
Global Blood Therapeutics, Inc. (a)	118,345	7,723,195
Gritstone Oncology, Inc. (a)	113,794	1,008,215
Insmed, Inc. (a)	64,589	1,326,658
Iovance Biotherapeutics, Inc. (a)	125,654	2,731,718
Kura Oncology, Inc. (a)	99,665	1,170,067
Mirati Therapeutics, Inc. (a)	10,345	898,256
Momenta Pharmaceuticals, Inc. (a)	23,024	668,156
Morphic Holding, Inc. (b)	70,763	1,422,336
Morphosys AG (a)	24,785	3,111,619
Natera, Inc. (a)	96,319	3,372,128
Neurocrine Biosciences, Inc. (a)	36,939	3,696,855
Sarepta Therapeutics, Inc. (a)	41,959	4,865,566
TG Therapeutics, Inc. (a)(b)	84,709	1,203,715
Turning Point Therapeutics, Inc.	73,827	4,318,880
Zymeworks, Inc. (a)	8,000	349,120
		86,238,730
Health Care Equipment & Supplies - 7.4%
Cerus Corp. (a)	118,793	476,360
CONMED Corp.	54,205	5,511,564
Haemonetics Corp. (a)	31,627	3,396,424
Hill-Rom Holdings, Inc.	68,724	7,318,419
Insulet Corp. (a)	109,848	21,314,904
Integer Holdings Corp. (a)	53,005	4,526,627
Masimo Corp. (a)	54,443	9,287,976
Novocure Ltd. (a)	103,038	8,393,475
Tandem Diabetes Care, Inc. (a)	33,397	2,539,508
TransMedics Group, Inc.	155,834	2,728,653
ViewRay, Inc. (a)	536,722	1,674,573
		67,168,483
Health Care Providers & Services - 3.8%
1Life Healthcare, Inc. (a)	34,800	768,036
Chemed Corp.	16,849	7,869,157
Encompass Health Corp.	47,900	3,689,737
LHC Group, Inc. (a)	94,156	13,723,237
Molina Healthcare, Inc. (a)	51,550	6,339,104
Progyny, Inc. (a)(b)	72,957	2,028,205
		34,417,476
Health Care Technology - 2.4%
Health Catalyst, Inc. (b)	55,044	1,797,187
HMS Holdings Corp. (a)	117,772	3,217,531
Inovalon Holdings, Inc. Class A (a)	345,510	7,000,033
Phreesia, Inc.	214,301	6,643,331
Teladoc Health, Inc. (a)(b)	33,599	3,417,354
		22,075,436
Life Sciences Tools & Services - 1.8%
10X Genomics, Inc. (a)(b)	11,216	1,025,030
Bruker Corp.	74,190	3,670,179
ICON PLC (a)	54,682	9,220,479
Repligen Corp. (a)	24,666	2,476,220
		16,391,908
Pharmaceuticals - 1.2%
Arvinas Holding Co. LLC (a)	65,568	3,177,425
Horizon Pharma PLC (a)	101,867	3,513,393
Theravance Biopharma, Inc. (a)	44,666	1,245,288
Zogenix, Inc. (a)	54,522	2,746,273
		10,682,379

TOTAL HEALTH CARE		236,974,412

INDUSTRIALS - 15.9%
Aerospace & Defense - 2.3%
HEICO Corp. Class A	34,213	3,289,580
Huntington Ingalls Industries, Inc.	17,355	4,529,655
Moog, Inc. Class A	74,829	6,705,427
Teledyne Technologies, Inc. (a)	18,712	6,831,003
		21,355,665
Airlines - 0.7%
SkyWest, Inc.	111,282	6,139,428
Building Products - 0.6%
Armstrong World Industries, Inc.	57,766	5,795,663
Commercial Services & Supplies - 0.5%
Tetra Tech, Inc.	49,313	4,221,193
Construction & Engineering - 2.1%
AECOM (a)	134,953	6,508,783
Argan, Inc.	64,937	2,734,497
Dycom Industries, Inc. (a)	99,063	4,004,126
MasTec, Inc. (a)(b)	108,272	6,252,708
		19,500,114
Electrical Equipment - 2.5%
Atkore International Group, Inc. (a)	111,746	4,436,316
Generac Holdings, Inc. (a)	173,293	17,951,422
		22,387,738
Machinery - 4.1%
Allison Transmission Holdings, Inc.	127,189	5,621,754
ITT, Inc.	127,496	8,552,432
Luxfer Holdings PLC sponsored	157,483	2,511,854
Rational AG	5,685	4,284,213
SPX Flow, Inc. (a)	113,441	4,961,909
Toro Co.	45,276	3,622,986
Woodward, Inc.	66,720	7,760,203
		37,315,351
Marine - 0.3%
SITC International Holdings Co. Ltd.	2,661,000	3,134,508
Professional Services - 2.8%
ASGN, Inc. (a)	65,059	4,403,844
Clarivate Analytics PLC (a)	140,100	2,824,416
Exponent, Inc.	84,470	6,146,882
FTI Consulting, Inc. (a)	97,871	11,750,392
		25,125,534

TOTAL INDUSTRIALS		144,975,194

INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 0.2%
ViaSat, Inc. (a)	28,399	1,807,596
Electronic Equipment & Components - 2.8%
Fabrinet (a)	106,845	6,735,509
Itron, Inc. (a)	84,828	6,934,689
Jabil, Inc.	45,400	1,765,606
National Instruments Corp.	41,700	1,861,071
SYNNEX Corp.	23,564	3,246,177
Zebra Technologies Corp. Class A (a)	19,488	4,658,022
		25,201,074
IT Services - 7.8%
Black Knight, Inc. (a)	73,509	4,919,222
Booz Allen Hamilton Holding Corp. Class A	72,392	5,649,472
CACI International, Inc. Class A (a)	52,459	14,029,635
EPAM Systems, Inc. (a)	21,951	5,007,901
Euronet Worldwide, Inc. (a)	18,132	2,858,328
Fastly, Inc. Class A	41,000	922,910
Genpact Ltd.	147,696	6,538,502
KBR, Inc.	358,511	9,751,499
Maximus, Inc.	29,534	2,119,065
MongoDB, Inc. Class A (a)(b)	34,284	5,619,490
Verra Mobility Corp. (a)(b)	900,261	14,341,158
		71,757,182
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Energy Industries, Inc. (a)	59,381	4,153,107
Ambarella, Inc. (a)	50,441	2,983,081
Cabot Microelectronics Corp.	17,247	2,509,611
Cirrus Logic, Inc. (a)	121,500	9,332,415
Enphase Energy, Inc. (a)(b)	87,179	2,747,882
Entegris, Inc.	71,278	3,689,349
		25,415,445
Software - 7.7%
2U, Inc. (a)	60,800	1,204,448
Bill.Com Holdings, Inc. (a)	16	805
BlackLine, Inc. (a)	57,600	3,523,392
Ceridian HCM Holding, Inc. (a)	97,111	7,117,265
Cornerstone OnDemand, Inc. (a)	48,433	2,847,860
DocuSign, Inc. (a)	58,989	4,631,226
Elastic NV (a)	67,472	4,377,583
Everbridge, Inc. (a)	55,394	5,020,912
Five9, Inc. (a)	58,500	4,196,205
HubSpot, Inc. (a)	28,261	5,113,545
Lightspeed POS, Inc. (a)	228,457	7,423,040
LivePerson, Inc. (a)(b)	157,299	6,450,832
Nuance Communications, Inc. (a)	95,510	1,807,049
Pegasystems, Inc.	38,900	3,353,569
Pluralsight, Inc. (a)	136,035	2,637,719
PROS Holdings, Inc. (a)	85,058	5,103,480
ShotSpotter, Inc. (a)(b)	43,085	1,182,683
Workiva, Inc. (a)	96,749	4,401,112
		70,392,725
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	1,395	62,259

TOTAL INFORMATION TECHNOLOGY		194,636,281

MATERIALS - 1.3%
Chemicals - 0.3%
Olin Corp.	169,135	2,515,037
Containers & Packaging - 1.0%
Avery Dennison Corp.	15,595	2,046,688
Crown Holdings, Inc. (a)	41,821	3,096,009
Graphic Packaging Holding Co.	264,123	4,128,242
		9,270,939

TOTAL MATERIALS		11,785,976

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Americold Realty Trust	208,594	7,190,235
Essential Properties Realty Trust, Inc.	180,961	4,996,333
Four Corners Property Trust, Inc.	65,070	1,970,970
Store Capital Corp.	1,235	48,474
Terreno Realty Corp.	68,106	3,899,750
		18,105,762
TOTAL COMMON STOCKS
(Cost $718,567,141)		882,825,715

Convertible Preferred Stocks - 1.2%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
REVOLUTION Medicines, Inc. Series C (d)	381,611	1,199,785
INDUSTRIALS - 0.3%
Road & Rail - 0.3%
Convoy, Inc. Series D (d)(e)	192,936	2,612,353
INFORMATION TECHNOLOGY - 0.8%
Software - 0.8%
Compass, Inc.:
Series E (a)(d)(e)	16,661	2,632,670
Series F (a)(d)(e)	27,147	4,187,941
		6,820,611
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $7,741,546)		10,632,749

Investment Companies - 0.0%
iShares Russell 2000 Growth Index ETF
(Cost $2,546)	12	2,544

Money Market Funds - 6.7%
Fidelity Cash Central Fund 1.58% (f)	16,884,578	16,887,955
Fidelity Securities Lending Cash Central Fund 1.59% (f)(g)	44,250,067	44,254,492
TOTAL MONEY MARKET FUNDS
(Cost $61,142,447)		61,142,447
TOTAL INVESTMENT IN SECURITIES - 104.6%
(Cost $787,453,680)		954,603,455
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(41,732,316)
NET ASSETS - 100%		$912,871,139

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,779,949 or 1.7% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Compass, Inc. Series E	11/3/17	$1,124,254
Compass, Inc. Series F	10/22/18	$3,218,820
Convoy, Inc. Series D	10/30/19	$2,612,353
REVOLUTION Medicines, Inc. Series C	6/3/19	$786,119
StepStone Group Holdings LLC	8/19/19	$2,573,600
StepStone Group LP Class A	8/19/19	$2,573,600

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$159,513
Fidelity Securities Lending Cash Central Fund	212,754
Total	$372,267

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$47,555,529	$47,555,529	$--	$--
Consumer Discretionary	112,685,721	112,685,721	--	--
Consumer Staples	35,806,150	35,806,150	--	--
Energy	3,694,961	3,694,961	--	--
Financials	76,605,729	71,458,529	--	5,147,200
Health Care	238,174,197	236,974,412	1,199,785	--
Industrials	147,587,547	141,840,686	3,134,508	2,612,353
Information Technology	201,456,892	194,636,281	--	6,820,611
Materials	11,785,976	11,785,976	--	--
Real Estate	18,105,762	18,105,762	--	--
Investment Companies	2,544	2,544	--	--
Money Market Funds	61,142,447	61,142,447	--	--
Total Investments in Securities:	$954,603,455	$935,688,998	$4,334,293	$14,580,164

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$7,606,736
Net Realized Gain (Loss) on Investment Securities	(75,512)
Net Unrealized Gain (Loss) on Investment Securities	75,506
Cost of Purchases	7,759,553
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(786,119)
Ending Balance	$14,580,164
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2020	$--

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.9%
Bermuda	3.7%
Cayman Islands	1.4%
Ireland	1.4%
Canada	1.2%
Bailiwick of Jersey	1.2%
Netherlands	1.2%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $41,548,930) — See accompanying schedule: Unaffiliated issuers (cost $726,311,233)	$893,461,008
Fidelity Central Funds (cost $61,142,447)	61,142,447
Total Investment in Securities (cost $787,453,680)		$954,603,455
Restricted cash		129,088
Receivable for investments sold		7,791,140
Receivable for fund shares sold		1,673,080
Dividends receivable		70,766
Distributions receivable from Fidelity Central Funds		114,371
Other receivables		18,057
Total assets		964,399,957
Liabilities
Payable for investments purchased	$6,058,963
Payable for fund shares redeemed	754,484
Accrued management fee	463,176
Collateral on securities loaned	44,252,195
Total liabilities		51,528,818
Net Assets		$912,871,139
Net Assets consist of:
Paid in capital		$755,950,611
Total accumulated earnings (loss)		156,920,528
Net Assets		$912,871,139
Net Asset Value, offering price and redemption price per share ($912,871,139 ÷ 60,898,850 shares)		$14.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$1,881,515
Income from Fidelity Central Funds (including $212,754 from security lending)		372,267
Total income		2,253,782
Expenses
Management fee	$2,541,290
Independent trustees' fees and expenses	2,564
Commitment fees	994
Total expenses before reductions	2,544,848
Expense reductions	(25,497)
Total expenses after reductions		2,519,351
Net investment income (loss)		(265,569)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,122,589
Fidelity Central Funds	(160)
Foreign currency transactions	1,418
Total net realized gain (loss)		24,123,847
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	38,073,309
Fidelity Central Funds	(194)
Total change in net unrealized appreciation (depreciation)		38,073,115
Net gain (loss)		62,196,962
Net increase (decrease) in net assets resulting from operations		$61,931,393

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(265,569)	$(654,113)
Net realized gain (loss)	24,123,847	(31,681,274)
Change in net unrealized appreciation (depreciation)	38,073,115	69,313,135
Net increase (decrease) in net assets resulting from operations	61,931,393	36,977,748
Distributions to shareholders	–	(11,807,695)
Share transactions
Proceeds from sales of shares	118,149,009	454,662,840
Reinvestment of distributions	–	11,807,695
Cost of shares redeemed	(100,953,461)	(220,713,670)
Net increase (decrease) in net assets resulting from share transactions	17,195,548	245,756,865
Total increase (decrease) in net assets	79,126,941	270,926,918
Net Assets
Beginning of period	833,744,198	562,817,280
End of period	$912,871,139	$833,744,198
Other Information
Shares
Sold	8,285,019	34,152,569
Issued in reinvestment of distributions	–	829,775
Redeemed	(7,125,961)	(17,235,891)
Net increase (decrease)	1,159,058	17,746,453

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Growth K6 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.96	$13.40	$10.42	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	(.01)	(.01)	(.01)
Net realized and unrealized gain (loss)	1.03	.84	3.00	.43
Total from investment operations	1.03	.83	2.99	.42
Distributions from net investment income	–	–	–C	–
Distributions from net realized gain	–	(.27)	(.01)	–
Total distributions	–	(.27)	(.01)	–
Net asset value, end of period	$14.99	$13.96	$13.40	$10.42
Total ReturnD,E	7.38%	6.14%	28.72%	4.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.60%H	.60%	.60%	.60%H
Expenses net of fee waivers, if any	.60%H	.60%	.60%	.60%H
Expenses net of all reductions	.60%H	.59%	.59%	.60%H
Net investment income (loss)	(.06)%H	(.09)%	(.06)%	(.45)%H
Supplemental Data
Net assets, end of period (000 omitted)	$912,871	$833,744	$562,817	$74,821
Portfolio turnover rateI	86%J	108%J	114%J	79%J,K

 A For the period May 25, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity Small Cap Growth K6 Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity. Effective the close of business on February 2, 2018, the Fund was closed to new accounts with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 14,580,164	Market approach	Transaction price	$13.54-$800.00/$357.69	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$198,051,078
Gross unrealized depreciation	(32,692,504)
Net unrealized appreciation (depreciation)	$165,358,574
Tax cost	$789,244,881

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(30,874,193)
Total capital loss carryforward	$(30,874,193)

The Fund elected to defer to its next fiscal year approximately $739,968 of ordinary losses recognized during the period January 1, 2019 to July 31, 2019.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $5,276,288 in this Subsidiary, representing .58% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $359,523,975 and $359,038,417, respectively.

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $12,967,975 in exchange for 871,504 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $206,237,608 in exchange for 14,866,494 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Growth K6 Fund	$16,167

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $4,791.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $994 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $167,226. Total fees paid by the Fund to NFS, as lending agent, amounted to $22,400. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $13,124 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $24,204 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,293.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Actual	.60%	$1,000.00	$1,073.80	$3.13
Hypothetical-C		$1,000.00	$1,022.12	$3.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Growth K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Small Cap Growth K6 Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked is also included in the chart and was considered by the Board.

Fidelity Small Cap Growth K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

SCPK6-SANN-0320
1.9884010.102

Fidelity® Small Cap Growth Fund

Semi-Annual Report

January 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Insulet Corp.	2.3
Cardlytics, Inc.	2.3
Generac Holdings, Inc.	1.9
Verra Mobility Corp.	1.6
CACI International, Inc. Class A	1.5
Helen of Troy Ltd.	1.5
LHC Group, Inc.	1.5
Compass, Inc. Series E	1.4
Performance Food Group Co.	1.3
FTI Consulting, Inc.	1.3
16.6

Top Five Market Sectors as of January 31, 2020

% of fund's net assets
Health Care	26.6
Information Technology	23.0
Industrials	16.3
Consumer Discretionary	12.4
Financials	8.4

Asset Allocation (% of fund's net assets)

As of January 31, 2020 *
Stocks	98.1%
Convertible Securities	1.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 13.7%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 0.3%
Iridium Communications, Inc. (a)	532,526	$13,606,039
Entertainment - 0.2%
Gaia, Inc. Class A (a)(b)	1,184,425	10,020,236
Interactive Media & Services - 1.5%
CarGurus, Inc. Class A (a)	1,331,947	47,483,911
Eventbrite, Inc. (a)(b)	720,892	15,246,866
		62,730,777
Media - 3.2%
Cardlytics, Inc. (a)	1,115,474	93,610,578
Gray Television, Inc. (a)	652,603	13,234,789
Nexstar Broadcasting Group, Inc. Class A	189,479	22,955,381
		129,800,748

TOTAL COMMUNICATION SERVICES		216,157,800

CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.5%
Fox Factory Holding Corp. (a)	296,650	19,525,503
Diversified Consumer Services - 4.9%
Afya Ltd.	802,631	23,966,562
Arco Platform Ltd. Class A (a)	822,593	42,676,125
Bright Horizons Family Solutions, Inc. (a)	144,663	23,685,673
Grand Canyon Education, Inc. (a)	451,260	35,324,633
Laureate Education, Inc. Class A (a)	2,354,610	49,070,072
OneSpaWorld Holdings Ltd. (b)	776,808	11,659,888
Strategic Education, Inc.	108,934	17,678,899
		204,061,852
Hotels, Restaurants & Leisure - 2.3%
Churchill Downs, Inc.	311,546	44,981,011
Planet Fitness, Inc. (a)	360,701	29,141,034
SeaWorld Entertainment, Inc. (a)	629,243	21,683,714
		95,805,759
Household Durables - 1.5%
Helen of Troy Ltd. (a)	330,714	62,521,482
Internet & Direct Marketing Retail - 0.5%
Revolve Group, Inc. (b)	1,093,879	19,460,107
Multiline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	145,098	7,695,998
Specialty Retail - 1.4%
Five Below, Inc. (a)	103,292	11,694,720
The Children's Place Retail Stores, Inc.	314,482	18,765,141
Williams-Sonoma, Inc.	365,500	25,614,240
		56,074,101
Textiles, Apparel & Luxury Goods - 1.1%
Aritzia LP (a)	593,800	11,230,780
Deckers Outdoor Corp. (a)	83,882	16,013,913
Steven Madden Ltd.	512,160	19,748,890
		46,993,583

TOTAL CONSUMER DISCRETIONARY		512,138,385

CONSUMER STAPLES - 4.0%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	20,335	7,246,987
Food & Staples Retailing - 2.3%
BJ's Wholesale Club Holdings, Inc. (a)	1,357,647	27,858,916
Grocery Outlet Holding Corp. (b)	418,363	13,697,205
Performance Food Group Co. (a)	1,044,034	54,070,521
		95,626,642
Food Products - 1.2%
Darling International, Inc. (a)	429,518	11,652,823
Nomad Foods Ltd. (a)	770,955	15,557,872
Post Holdings, Inc. (a)	208,173	21,768,651
		48,979,346
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	530,203	11,473,593

TOTAL CONSUMER STAPLES		163,326,568

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Ovintiv, Inc.	359,080	5,594,854
PDC Energy, Inc. (a)	527,219	11,382,658
		16,977,512
FINANCIALS - 8.4%
Banks - 1.6%
First Citizens Bancshares, Inc.	72,928	38,419,929
Popular, Inc.	489,752	27,406,522
		65,826,451
Capital Markets - 3.0%
Apollo Global Management LLC Class A	372,972	17,649,035
Hamilton Lane, Inc. Class A	218,438	14,187,548
Lazard Ltd. Class A	353,269	14,823,167
LPL Financial	375,924	34,633,878
Morningstar, Inc.	263,722	41,375,345
		122,668,973
Consumer Finance - 0.8%
First Cash Financial Services, Inc.	359,873	31,298,155
Diversified Financial Services - 1.3%
Cannae Holdings, Inc. (a)	721,511	29,336,637
StepStone Group Holdings LLC (c)(d)(e)	15,533	12,426,400
StepStone Group LP Class A (c)(d)(e)	15,533	12,426,400
		54,189,437
Insurance - 1.0%
Enstar Group Ltd. (a)	83,072	16,223,131
Primerica, Inc.	231,522	27,449,248
		43,672,379
Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd.	593,067	29,422,054

TOTAL FINANCIALS		347,077,449

HEALTH CARE - 26.5%
Biotechnology - 9.7%
Acceleron Pharma, Inc. (a)	382,271	34,702,561
Agios Pharmaceuticals, Inc. (a)	198,700	9,682,651
Allakos, Inc. (a)(b)	176,431	12,738,318
Aprea Therapeutics, Inc.	197,244	7,562,335
Arena Pharmaceuticals, Inc. (a)	264,344	12,077,877
Argenx SE ADR (a)	229,434	33,105,032
Ascendis Pharma A/S sponsored ADR (a)	293,527	39,655,498
Aurinia Pharmaceuticals, Inc. (a)	445,773	8,157,646
Blueprint Medicines Corp. (a)	314,567	19,959,276
Deciphera Pharmaceuticals, Inc. (a)	203,548	12,748,211
FibroGen, Inc. (a)	615,874	25,774,327
G1 Therapeutics, Inc. (a)	509,730	9,868,373
Global Blood Therapeutics, Inc. (a)	536,281	34,997,698
Gritstone Oncology, Inc. (a)	582,202	5,158,310
Insmed, Inc. (a)	297,923	6,119,338
Iovance Biotherapeutics, Inc. (a)	577,146	12,547,154
Kura Oncology, Inc. (a)	457,167	5,367,141
Mirati Therapeutics, Inc. (a)	48,155	4,181,299
Momenta Pharmaceuticals, Inc. (a)	101,076	2,933,226
Morphic Holding, Inc.	324,743	6,527,334
Morphosys AG (a)	111,572	14,007,247
Natera, Inc. (a)	443,281	15,519,268
Neurocrine Biosciences, Inc. (a)	180,961	18,110,577
Sarepta Therapeutics, Inc. (a)	192,941	22,373,438
TG Therapeutics, Inc. (a)	344,029	4,888,652
Turning Point Therapeutics, Inc.	333,783	19,526,306
Zymeworks, Inc. (a)	36,200	1,579,768
		399,868,861
Health Care Equipment & Supplies - 7.5%
Cerus Corp. (a)	545,519	2,187,531
CONMED Corp.	244,895	24,900,924
Haemonetics Corp. (a)	143,173	15,375,348
Hill-Rom Holdings, Inc.	310,476	33,062,589
Insulet Corp. (a)	498,138	96,658,691
Integer Holdings Corp. (a)	242,660	20,723,164
Masimo Corp. (a)	262,057	44,706,924
Novocure Ltd. (a)	465,600	37,927,776
Tandem Diabetes Care, Inc. (a)	155,103	11,794,032
TransMedics Group, Inc. (b)	757,532	13,264,385
ViewRay, Inc. (a)	2,474,478	7,720,371
		308,321,735
Health Care Providers & Services - 3.8%
1Life Healthcare, Inc. (a)	154,165	3,402,422
Chemed Corp.	76,676	35,810,759
Encompass Health Corp.	218,400	16,823,352
LHC Group, Inc. (a)	425,544	62,023,038
Molina Healthcare, Inc. (a)	236,250	29,051,663
Progyny, Inc. (a)(b)	330,894	9,198,853
		156,310,087
Health Care Technology - 2.4%
Health Catalyst, Inc. (b)	253,555	8,278,571
HMS Holdings Corp. (a)	541,728	14,800,009
Inovalon Holdings, Inc. Class A (a)	1,561,890	31,643,891
Phreesia, Inc.	968,699	30,029,669
Teladoc Health, Inc. (a)(b)	156,001	15,866,862
		100,619,002
Life Sciences Tools & Services - 1.8%
10X Genomics, Inc. (a)	36,284	3,315,995
Bruker Corp.	340,410	16,840,083
ICON PLC (a)	259,852	43,816,244
Repligen Corp. (a)	114,434	11,488,029
		75,460,351
Pharmaceuticals - 1.3%
Arvinas Holding Co. LLC (a)	302,432	14,655,855
Horizon Pharma PLC (a)	460,584	15,885,542
SCYNEXIS, Inc. warrants 6/21/21 (a)	168,750	1,045
Theravance Biopharma, Inc. (a)	392,636	10,946,692
Zogenix, Inc. (a)	254,278	12,807,983
		54,297,117

TOTAL HEALTH CARE		1,094,877,153

INDUSTRIALS - 16.0%
Aerospace & Defense - 2.4%
HEICO Corp. Class A	162,400	15,614,760
Huntington Ingalls Industries, Inc.	79,745	20,813,445
Moog, Inc. Class A	338,471	30,330,386
Teledyne Technologies, Inc. (a)	84,827	30,966,945
		97,725,536
Airlines - 0.7%
SkyWest, Inc.	503,510	27,778,647
Building Products - 0.6%
Armstrong World Industries, Inc.	259,034	25,988,881
Commercial Services & Supplies - 0.5%
Tetra Tech, Inc.	222,787	19,070,567
Construction & Engineering - 2.2%
AECOM (a)	609,947	29,417,744
Argan, Inc.	297,961	12,547,138
Dycom Industries, Inc. (a)	454,937	18,388,554
MasTec, Inc. (a)	489,628	28,276,017
		88,629,453
Electrical Equipment - 2.4%
Atkore International Group, Inc. (a)	514,154	20,411,914
Generac Holdings, Inc. (a)	777,216	80,511,805
		100,923,719
Machinery - 4.1%
Allison Transmission Holdings, Inc.	575,217	25,424,591
ITT, Inc.	576,511	38,672,358
Luxfer Holdings PLC sponsored	748,642	11,940,840
Rational AG	26,615	20,057,050
SPX Flow, Inc. (a)	512,659	22,423,705
Toro Co.	215,324	17,230,226
Woodward, Inc.	301,580	35,076,770
		170,825,540
Marine - 0.4%
SITC International Holdings Co. Ltd.	12,200,000	14,370,912
Professional Services - 2.7%
ASGN, Inc. (a)	293,792	19,886,780
Clarivate Analytics PLC (a)(b)	634,800	12,797,568
Exponent, Inc.	379,028	27,581,868
FTI Consulting, Inc. (a)	438,921	52,696,855
		112,963,071

TOTAL INDUSTRIALS		658,276,326

INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 0.2%
ViaSat, Inc. (a)	128,499	8,178,961
Electronic Equipment & Components - 2.8%
Fabrinet (a)	483,355	30,470,699
Itron, Inc. (a)	383,572	31,357,011
Jabil, Inc.	205,900	8,007,451
National Instruments Corp.	188,800	8,426,144
SYNNEX Corp.	106,110	14,617,714
Zebra Technologies Corp. Class A (a)	89,912	21,490,766
		114,369,785
IT Services - 8.0%
Black Knight, Inc. (a)	341,291	22,839,194
Booz Allen Hamilton Holding Corp. Class A	343,508	26,807,364
CACI International, Inc. Class A (a)	237,041	63,394,245
EPAM Systems, Inc. (a)	104,574	23,857,512
Euronet Worldwide, Inc. (a)	87,848	13,848,359
Fastly, Inc. Class A	186,400	4,195,864
Genpact Ltd.	686,104	30,373,824
KBR, Inc.	1,620,889	44,088,181
Maximus, Inc.	135,666	9,734,036
MongoDB, Inc. Class A (a)(b)	157,616	25,834,839
Verra Mobility Corp. (a)(b)	4,068,747	64,815,140
		329,788,558
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Energy Industries, Inc. (a)	268,419	18,773,225
Ambarella, Inc. (a)	231,459	13,688,485
Cabot Microelectronics Corp.	77,153	11,226,533
Cirrus Logic, Inc. (a)	548,800	42,153,328
Enphase Energy, Inc. (a)(b)	399,521	12,592,902
Entegris, Inc.	325,547	16,850,313
		115,284,786
Software - 7.8%
2U, Inc. (a)(b)	276,500	5,477,465
Bill.Com Holdings, Inc. (a)	4,984	250,795
BlackLine, Inc. (a)	262,500	16,057,125
Ceridian HCM Holding, Inc. (a)	445,289	32,635,231
Cornerstone OnDemand, Inc. (a)	218,010	12,818,988
DocuSign, Inc. (a)	272,011	21,355,584
Elastic NV (a)	309,422	20,075,299
Everbridge, Inc. (a)	254,606	23,077,488
Five9, Inc. (a)	266,500	19,116,045
HubSpot, Inc. (a)	129,546	23,440,053
Lightspeed POS, Inc. (a)(b)	1,032,850	33,559,430
LivePerson, Inc. (a)	718,501	29,465,726
Nuance Communications, Inc. (a)	440,590	8,335,963
Pegasystems, Inc.	176,900	15,250,549
Pluralsight, Inc. (a)	624,579	12,110,587
PROS Holdings, Inc. (a)	390,747	23,444,820
ShotSpotter, Inc. (a)(b)	188,535	5,175,286
Workiva, Inc. (a)	444,451	20,218,076
		321,864,510
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA (b)	5,478	244,483

TOTAL INFORMATION TECHNOLOGY		889,731,083

MATERIALS - 1.3%
Chemicals - 0.3%
Olin Corp.	764,765	11,372,056
Containers & Packaging - 1.0%
Avery Dennison Corp.	72,784	9,552,172
Crown Holdings, Inc. (a)	194,079	14,367,668
Graphic Packaging Holding Co.	1,194,177	18,664,987
		42,584,827

TOTAL MATERIALS		53,956,883

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Americold Realty Trust	942,806	32,498,523
Essential Properties Realty Trust, Inc.	831,339	22,953,270
Four Corners Property Trust, Inc.	296,075	8,968,112
Store Capital Corp.	5,677	222,822
Terreno Realty Corp.	307,707	17,619,303
		82,262,030
TOTAL COMMON STOCKS
(Cost $3,128,345,061)		4,034,781,189

Convertible Preferred Stocks - 1.8%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
REVOLUTION Medicines, Inc. Series C (d)	1,919,534	6,035,015
INDUSTRIALS - 0.3%
Road & Rail - 0.3%
Convoy, Inc. Series D (d)(e)	913,444	12,368,032
INFORMATION TECHNOLOGY - 1.4%
Software - 1.4%
Compass, Inc. Series E (a)(d)(e)	353,803	55,905,792
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $40,196,262)		74,308,839

Investment Companies - 0.3%
iShares Russell 2000 Growth Index ETF (b)
(Cost $13,893,279)	65,488	13,882,801

Money Market Funds - 4.7%
Fidelity Cash Central Fund 1.58% (f)	241	241
Fidelity Securities Lending Cash Central Fund 1.59% (f)(g)	194,067,707	194,087,114
TOTAL MONEY MARKET FUNDS
(Cost $194,087,355)		194,087,355
TOTAL INVESTMENT IN SECURITIES - 104.6%
(Cost $3,376,521,957)		4,317,060,184
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(190,178,134)
NET ASSETS - 100%		$4,126,882,050

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $99,161,639 or 2.4% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Compass, Inc. Series E	11/3/17	$23,873,990
Convoy, Inc. Series D	10/30/19	$12,368,032
REVOLUTION Medicines, Inc. Series C	6/3/19	$3,954,240
StepStone Group Holdings LLC	8/19/19	$12,426,400
StepStone Group LP Class A	8/19/19	$12,426,400

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$323,966
Fidelity Securities Lending Cash Central Fund	955,468
Total	$1,279,434

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Cardlytics, Inc.	$50,647,708	$2,970,237	$49,836,887	$--	$36,745,003	$53,084,517	$--
Total	$50,647,708	$2,970,237	$49,836,887	$--	$36,745,003	$53,084,517	$--

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$216,157,800	$216,157,800	$--	$--
Consumer Discretionary	512,138,385	512,138,385	--	--
Consumer Staples	163,326,568	163,326,568	--	--
Energy	16,977,512	16,977,512	--	--
Financials	347,077,449	322,224,649	--	24,852,800
Health Care	1,100,912,168	1,094,876,108	6,036,060	--
Industrials	670,644,358	643,905,414	14,370,912	12,368,032
Information Technology	945,636,875	889,731,083	--	55,905,792
Materials	53,956,883	53,956,883	--	--
Real Estate	82,262,030	82,262,030	--	--
Investment Companies	13,882,801	13,882,801	--	--
Money Market Funds	194,087,355	194,087,355	--	--
Total Investments in Securities:	$4,317,060,184	$4,203,526,588	$20,406,972	$93,126,624

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$55,905,792
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	--
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$55,905,792
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2020	$--
Equities - Other Invesmtments in Securities
Beginning Balance	$3,954,314
Net Realized Gain (Loss) on Investment Securities	(12,485,784)
Net Unrealized Gain (Loss) on Investment Securities	12,485,710
Cost of Purchases	37,220,832
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(3,954,240)
Ending Balance	$37,220,832

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.3%
Bermuda	3.7%
Cayman Islands	1.7%
Ireland	1.4%
Netherlands	1.3%
Canada	1.2%
Bailiwick of Jersey	1.2%
Denmark	1.0%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $181,826,359) — See accompanying schedule: Unaffiliated issuers (cost $3,182,434,602)	$4,122,972,829
Fidelity Central Funds (cost $194,087,355)	194,087,355
Total Investment in Securities (cost $3,376,521,957)		$4,317,060,184
Restricted cash		623,292
Receivable for investments sold		40,593,207
Receivable for fund shares sold		3,864,243
Dividends receivable		326,778
Distributions receivable from Fidelity Central Funds		409,977
Prepaid expenses		4,569
Other receivables		87,616
Total assets		4,362,969,866
Liabilities
Payable for investments purchased	$27,118,867
Payable for fund shares redeemed	7,964,254
Accrued management fee	3,037,965
Distribution and service plan fees payable	169,703
Notes payable to affiliates	3,046,000
Other affiliated payables	626,066
Other payables and accrued expenses	49,248
Collateral on securities loaned	194,075,713
Total liabilities		236,087,816
Net Assets		$4,126,882,050
Net Assets consist of:
Paid in capital		$3,071,528,815
Total accumulated earnings (loss)		1,055,353,235
Net Assets		$4,126,882,050
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($286,868,334 ÷ 10,908,136 shares)(a)		$26.30
Maximum offering price per share (100/94.25 of $26.30)		$27.90
Class M:
Net Asset Value and redemption price per share ($74,296,486 ÷ 2,941,504 shares)(a)		$25.26
Maximum offering price per share (100/96.50 of $25.26)		$26.18
Class C:
Net Asset Value and offering price per share ($90,481,173 ÷ 3,958,620 shares)(a)		$22.86
Small Cap Growth:
Net Asset Value, offering price and redemption price per share ($2,898,899,413 ÷ 104,770,334 shares)		$27.67
Class I:
Net Asset Value, offering price and redemption price per share ($575,639,605 ÷ 20,744,412 shares)		$27.75
Class Z:
Net Asset Value, offering price and redemption price per share ($200,697,039 ÷ 7,209,303 shares)		$27.84

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$8,956,997
Income from Fidelity Central Funds (including $955,468 from security lending)		1,279,434
Total income		10,236,431
Expenses
Management fee
Basic fee	$13,689,004
Performance adjustment	3,729,232
Transfer agent fees	3,260,933
Distribution and service plan fees	980,004
Accounting fees	520,068
Custodian fees and expenses	25,765
Independent trustees' fees and expenses	12,461
Registration fees	100,717
Audit	54,198
Legal	6,955
Interest	5,072
Miscellaneous	10,513
Total expenses before reductions	22,394,922
Expense reductions	(146,900)
Total expenses after reductions		22,248,022
Net investment income (loss)		(12,011,591)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	153,737,912
Fidelity Central Funds	1,558
Other affiliated issuers	36,745,003
Foreign currency transactions	7,287
Total net realized gain (loss)		190,491,760
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	43,772,451
Affiliated issuers	53,084,517
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		96,856,971
Net gain (loss)		287,348,731
Net increase (decrease) in net assets resulting from operations		$275,337,140

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(12,011,591)	$(25,723,754)
Net realized gain (loss)	190,491,760	318,467,319
Change in net unrealized appreciation (depreciation)	96,856,971	(84,135,999)
Net increase (decrease) in net assets resulting from operations	275,337,140	208,607,566
Distributions to shareholders	(217,764,841)	(497,059,513)
Share transactions - net increase (decrease)	(49,624,958)	(211,501,516)
Total increase (decrease) in net assets	7,947,341	(499,953,463)
Net Assets
Beginning of period	4,118,934,709	4,618,888,172
End of period	$4,126,882,050	$4,118,934,709

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Growth Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$26.03	$27.45	$22.99	$19.17	$20.55	$17.99
Income from Investment Operations
Net investment income (loss)A	(.10)	(.21)	(.18)	(.14)	(.10)	(.13)
Net realized and unrealized gain (loss)	1.82	1.79	6.32	4.12	(.51)	4.23
Total from investment operations	1.72	1.58	6.14	3.98	(.61)	4.10
Distributions from net realized gain	(1.45)	(3.00)	(1.68)	(.16)	(.78)	(1.54)
Total distributions	(1.45)	(3.00)	(1.68)	(.16)	(.78)	(1.54)
Redemption fees added to paid in capital	–	–	–A,B	–A,B	.01	–A,B
Net asset value, end of period	$26.30	$26.03	$27.45	$22.99	$19.17	$20.55
Total ReturnC,D,E	7.01%	5.88%	28.47%	20.90%	(2.85)%	24.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.35%H	1.33%	1.31%	1.35%	1.37%	1.21%
Expenses net of fee waivers, if any	1.35%H	1.33%	1.31%	1.35%	1.37%	1.21%
Expenses net of all reductions	1.34%H	1.32%	1.30%	1.34%	1.36%	1.20%
Net investment income (loss)	(.83)%H	(.85)%	(.74)%	(.66)%	(.58)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$286,868	$285,554	$315,894	$218,905	$176,988	$123,370
Portfolio turnover rateI	77%H,J	91%J	106%J	140%J	143%	156%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Growth Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$25.09	$26.59	$22.35	$18.69	$20.08	$17.66
Income from Investment Operations
Net investment income (loss)A	(.13)	(.26)	(.24)	(.19)	(.15)	(.17)
Net realized and unrealized gain (loss)	1.75	1.72	6.13	4.01	(.50)	4.13
Total from investment operations	1.62	1.46	5.89	3.82	(.65)	3.96
Distributions from net realized gain	(1.45)	(2.96)	(1.65)	(.16)	(.75)	(1.54)
Total distributions	(1.45)	(2.96)	(1.65)	(.16)	(.75)	(1.54)
Redemption fees added to paid in capital	–	–	–A,B	–A,B	.01	–A,B
Net asset value, end of period	$25.26	$25.09	$26.59	$22.35	$18.69	$20.08
Total ReturnC,D,E	6.87%	5.60%	28.15%	20.57%	(3.14)%	24.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.62%H	1.60%	1.58%	1.62%	1.66%	1.49%
Expenses net of fee waivers, if any	1.61%H	1.60%	1.58%	1.62%	1.66%	1.48%
Expenses net of all reductions	1.61%H	1.59%	1.57%	1.61%	1.64%	1.47%
Net investment income (loss)	(1.10)%H	(1.12)%	(1.01)%	(.94)%	(.87)%	(.95)%
Supplemental Data
Net assets, end of period (000 omitted)	$74,296	$75,030	$82,567	$64,034	$53,447	$52,667
Portfolio turnover rateI	77%H,J	91%J	106%J	140%J	143%	156%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Growth Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$22.89	$24.56	$20.83	$17.52	$18.90	$16.78
Income from Investment Operations
Net investment income (loss)A	(.18)	(.35)	(.34)	(.27)	(.22)	(.25)
Net realized and unrealized gain (loss)	1.60	1.58	5.69	3.74	(.48)	3.91
Total from investment operations	1.42	1.23	5.35	3.47	(.70)	3.66
Distributions from net realized gain	(1.45)	(2.90)	(1.62)	(.16)	(.69)	(1.54)
Total distributions	(1.45)	(2.90)	(1.62)	(.16)	(.69)	(1.54)
Redemption fees added to paid in capital	–	–	–A,B	–A,B	.01	–A,B
Net asset value, end of period	$22.86	$22.89	$24.56	$20.83	$17.52	$18.90
Total ReturnC,D,E	6.64%	5.06%	27.51%	19.95%	(3.64)%	23.53%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.11%H	2.09%	2.07%	2.11%	2.16%	2.00%
Expenses net of fee waivers, if any	2.11%H	2.09%	2.07%	2.11%	2.16%	2.00%
Expenses net of all reductions	2.11%H	2.08%	2.06%	2.10%	2.14%	1.99%
Net investment income (loss)	(1.60)%H	(1.61)%	(1.50)%	(1.43)%	(1.37)%	(1.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$90,481	$96,449	$139,375	$102,669	$73,731	$55,671
Portfolio turnover rateI	77%H,J	91%J	106%J	140%J	143%	156%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Growth Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$27.27	$28.59	$23.84	$19.82	$21.20	$18.45
Income from Investment Operations
Net investment income (loss)A	(.07)	(.15)	(.12)	(.09)	(.06)	(.07)
Net realized and unrealized gain (loss)	1.92	1.87	6.57	4.27	(.52)	4.36
Total from investment operations	1.85	1.72	6.45	4.18	(.58)	4.29
Distributions from net realized gain	(1.45)	(3.04)	(1.70)	(.16)	(.81)	(1.54)
Total distributions	(1.45)	(3.04)	(1.70)	(.16)	(.81)	(1.54)
Redemption fees added to paid in capital	–	–	–A,B	–A,B	.01	–A,B
Net asset value, end of period	$27.67	$27.27	$28.59	$23.84	$19.82	$21.20
Total ReturnC,D	7.17%	6.17%	28.81%	21.22%	(2.63)%	24.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.07%G	1.05%	1.02%	1.08%	1.12%	.91%
Expenses net of fee waivers, if any	1.07%G	1.05%	1.02%	1.08%	1.12%	.91%
Expenses net of all reductions	1.06%G	1.04%	1.01%	1.07%	1.11%	.90%
Net investment income (loss)	(.55)%G	(.57)%	(.45)%	(.40)%	(.33)%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,898,899	$2,888,038	$3,269,548	$2,336,762	$1,580,264	$1,345,684
Portfolio turnover rateH	77%G,I	91%I	106%I	140%I	143%	156%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Growth Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$27.35	$28.66	$23.90	$19.86	$21.24	$18.49
Income from Investment Operations
Net investment income (loss)A	(.08)	(.15)	(.12)	(.08)	(.05)	(.07)
Net realized and unrealized gain (loss)	1.93	1.88	6.58	4.28	(.53)	4.36
Total from investment operations	1.85	1.73	6.46	4.20	(.58)	4.29
Distributions from net realized gain	(1.45)	(3.04)	(1.70)	(.16)	(.81)	(1.54)
Total distributions	(1.45)	(3.04)	(1.70)	(.16)	(.81)	(1.54)
Redemption fees added to paid in capital	–	–	–A,B	–A,B	.01	–A,B
Net asset value, end of period	$27.75	$27.35	$28.66	$23.90	$19.86	$21.24
Total ReturnC,D	7.15%	6.18%	28.78%	21.28%	(2.62)%	24.85%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.09%G	1.06%	1.03%	1.06%	1.09%	.93%
Expenses net of fee waivers, if any	1.09%G	1.06%	1.03%	1.06%	1.09%	.93%
Expenses net of all reductions	1.08%G	1.06%	1.02%	1.05%	1.07%	.91%
Net investment income (loss)	(.57)%G	(.58)%	(.46)%	(.38)%	(.30)%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$575,640	$590,311	$678,576	$390,032	$163,696	$97,897
Portfolio turnover rateH	77%G,I	91%I	106%I	140%I	143%	156%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Growth Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$27.41	$28.71	$23.91	$21.39
Income from Investment Operations
Net investment income (loss)B	(.06)	(.11)	(.09)	(.05)
Net realized and unrealized gain (loss)	1.94	1.87	6.61	2.57
Total from investment operations	1.88	1.76	6.52	2.52
Distributions from net realized gain	(1.45)	(3.06)	(1.72)	–
Total distributions	(1.45)	(3.06)	(1.72)	–
Redemption fees added to paid in capital	–	–	–B,C	–B,C
Net asset value, end of period	$27.84	$27.41	$28.71	$23.91
Total ReturnD,E	7.25%	6.29%	29.02%	11.78%
Ratios to Average Net AssetsF,G
Expenses before reductions	.95%H	.92%	.89%	.90%H
Expenses net of fee waivers, if any	.95%H	.92%	.89%	.90%H
Expenses net of all reductions	.95%H	.92%	.88%	.89%H
Net investment income (loss)	(.43)%H	(.44)%	(.32)%	(.44)%H
Supplemental Data
Net assets, end of period (000 omitted)	$200,697	$183,552	$132,928	$18,447
Portfolio turnover rateI	77%H,J	91%J	106%J	140%J

 A For the period February 1, 2017 (commencement of sale of shares) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Small Cap Growth, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Effective the close of business on February 2, 2018, the Fund was closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class.

Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 93,126,624	Market approach	Transaction price	$13.54-$800.00/$310.15	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,064,386,100
Gross unrealized depreciation	(129,844,697)
Net unrealized appreciation (depreciation)	$934,541,403
Tax cost	$3,382,518,782

The fund intends to elect to defer to its next fiscal year $16,963,983 of ordinary losses recognized during the period January 1, 2019 to July 31, 2019.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $25,476,092 in this Subsidiary, representing 0.62% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $1,540,348,250 and $1,706,016,160, respectively.

Unaffiliated Redemptions In-Kind. During the period, 472,078 shares of the Fund were redeemed in-kind for investments and cash with a value of $12,967,975. The net realized gain of $4,043,748 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 7,436,140 shares of the Fund were redeemed in-kind for investments and cash with a value of $206,237,608. The Fund had a net realized gain of $60,346,637 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth as compared to its benchmark index, the Russell 2000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .87% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$344,822	$3,464
Class M	.25%	.25%	181,270	–
Class C	.75%	.25%	453,912	13,515
			$980,004	$16,979

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13,193
Class M	1,949
Class C(a)	902
$16,044

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$267,106.19
Class M	75,197.21
Class C	93,556.21
Small Cap Growth	2,260,379.16
Class I	522,326.18
Class Z	42,369.04
	$3,260,933

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Small Cap Growth Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Growth Fund	$74,581

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Small Cap Growth Fund	Borrower	$8,903,600	2.18%	$5,072

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $20,602.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,766 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $15,004,485. Total fees paid by the Fund to NFS, as lending agent, amounted to $98,338. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $69,256 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $114,894 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4,686. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Small Cap Growth	$104

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,196.

In addition, during the period, the investment adviser or an affiliate reimbursed the Fund $19,020 for an operational error which is included in the accompanying Statement of Operations.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2020	Year ended July 31, 2019
Distributions to shareholders
Class A	$15,613,883	$34,685,218
Class M	4,255,300	9,164,126
Class C	5,910,629	16,135,660
Small Cap Growth	151,308,285	350,367,749
Class I	30,684,941	71,811,488
Class Z	9,991,803	14,895,272
Total	$217,764,841	$497,059,513

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2020	Year ended July 31, 2019	Six months ended January 31, 2020	Year ended July 31, 2019
Class A
Shares sold	809,572	2,133,430	$20,717,611	$51,723,419
Reinvestment of distributions	624,187	1,321,086	15,459,267	34,480,523
Shares redeemed	(1,497,745)	(3,991,085)	(37,675,901)	(95,100,431)
Net increase (decrease)	(63,986)	(536,569)	$(1,499,023)	$(8,896,489)
Class M
Shares sold	77,315	317,719	$1,886,513	$7,433,229
Reinvestment of distributions	177,358	361,926	4,224,386	9,120,199
Shares redeemed	(304,124)	(794,185)	(7,354,060)	(18,054,920)
Net increase (decrease)	(49,451)	(114,540)	$(1,243,161)	$(1,501,492)
Class C
Shares sold	68,175	309,686	$1,499,810	$6,516,456
Reinvestment of distributions	267,451	689,073	5,778,310	15,944,303
Shares redeemed	(590,074)	(2,460,326)	(13,037,467)	(52,214,985)
Net increase (decrease)	(254,448)	(1,461,567)	$(5,759,347)	$(29,754,226)
Small Cap Growth
Shares sold	6,182,480	17,891,444	$164,393,574	$464,089,780
Reinvestment of distributions	5,544,742	12,256,590	144,309,689	334,955,420
Shares redeemed	(12,867,200)(a)	(38,604,543)(b)	(340,207,889)(a)	(977,681,337)(b)
Net increase (decrease)	(1,139,978)	(8,456,509)	$(31,504,626)	$(178,636,137)
Class I
Shares sold	1,813,677	4,729,284	$48,335,090	$123,093,185
Reinvestment of distributions	1,151,125	2,543,850	30,047,788	69,666,847
Shares redeemed	(3,806,738)	(9,361,050)	(101,247,665)	(237,801,656)
Net increase (decrease)	(841,936)	(2,087,916)	$(22,864,787)	$(45,041,624)
Class Z
Shares sold	1,463,248	3,951,932	$38,822,794	$99,696,861
Reinvestment of distributions	306,867	395,743	8,038,145	10,820,866
Shares redeemed	(1,257,013)	(2,281,679)	(33,614,953)	(58,189,275)
Net increase (decrease)	513,102	2,065,996	$13,245,986	$52,328,452

 (a) Amount includes in-kind redemptions (see Unaffiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Class A	1.35%
Actual		$1,000.00	$1,070.10	$7.02
Hypothetical-C		$1,000.00	$1,018.35	$6.85
Class M	1.61%
Actual		$1,000.00	$1,068.70	$8.37
Hypothetical-C		$1,000.00	$1,017.04	$8.16
Class C	2.11%
Actual		$1,000.00	$1,066.40	$10.96
Hypothetical-C		$1,000.00	$1,014.53	$10.68
Small Cap Growth	1.07%
Actual		$1,000.00	$1,071.70	$5.57
Hypothetical-C		$1,000.00	$1,019.76	$5.43
Class I	1.09%
Actual		$1,000.00	$1,071.50	$5.68
Hypothetical-C		$1,000.00	$1,019.66	$5.53
Class Z	.95%
Actual		$1,000.00	$1,072.50	$4.95
Hypothetical-C		$1,000.00	$1,020.36	$4.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in February 2018 and September 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Small Cap Growth Fund

2019 Total Return % vs. Morningstar Small Growth and Russell 2000 Growth:

75% beaten
25% beaten
Benchmark
Class I
Class C
10.00
8.00
6.00
4.00
2.00
0.00
-2.00
8.93
5.71
4.59
-0.49
-0.70
80.0
70.0
60.0
50.0
40.0
71.9
71.9
66.5
50.9
44.5
90.0
80.0
70.0
60.0
50.0
40.0
86.6
77.0
69.7
51.3
45.4
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	62%	77%	91%
Class A	60%	75%	90%
Class C	57%	69%	86%
Class I	62%	77%	91%
Class M	58%	73%	90%
Class Z	63%	-	-

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Small Cap Growth Fund

The Board noted that the comparisons for 2015 and later reflect a revised Total Mapped Group that no longer includes funds with micro-cap objectives and that FMR believes this Total Mapped Group is a more appropriate comparison because the fund does not have a micro-cap objective.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class Z and the retail class ranked below the competitive median for the 12-month period ended June 30, 2019 and the total expense ratio of each of Class A, Class M, Class C, and Class I ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class A was above the competitive median because of positive performance fees. Excluding performance fees, the total expense ratio of Class A ranked below the median. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

SCP-SANN-0320
1.803700.115

Fidelity® Small Cap Value Fund

Semi-Annual Report

January 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Portland General Electric Co.	2.9
Corporate Office Properties Trust (SBI)	2.3
Moog, Inc. Class A	2.1
Enstar Group Ltd.	2.1
Wyndham Destinations, Inc.	2.1
WSFS Financial Corp.	2.0
Popular, Inc.	2.0
Regal Beloit Corp.	2.0
Lazard Ltd. Class A	2.0
SYNNEX Corp.	1.9
21.4

Top Five Market Sectors as of January 31, 2020

% of fund's net assets
Financials	31.1
Industrials	13.6
Consumer Discretionary	10.6
Real Estate	9.8
Information Technology	9.3

Asset Allocation (% of fund's net assets)

As of January 31, 2020*
Stocks	98.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

 * Foreign investments - 18.8%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
COMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 1.5%
Iridium Communications, Inc. (a)	1,182,100	$30,202,655
Media - 3.2%
Gray Television, Inc. (a)	1,735,900	35,204,052
Tegna, Inc. (b)	1,732,400	29,277,560
		64,481,612

TOTAL COMMUNICATION SERVICES		94,684,267

CONSUMER DISCRETIONARY - 10.6%
Auto Components - 1.3%
Standard Motor Products, Inc.	560,500	27,229,090
Hotels, Restaurants & Leisure - 2.1%
Wyndham Destinations, Inc.	865,600	42,007,568
Household Durables - 2.9%
KB Home	790,700	29,690,785
Taylor Morrison Home Corp. (a)	1,115,200	28,861,376
		58,552,161
Leisure Products - 1.5%
Brunswick Corp.	489,900	30,790,215
Specialty Retail - 1.6%
Aaron's, Inc. Class A	208,400	12,370,624
Urban Outfitters, Inc. (a)	794,100	20,328,960
		32,699,584
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	246,200	7,376,152
G-III Apparel Group Ltd. (a)	597,600	16,260,696
		23,636,848

TOTAL CONSUMER DISCRETIONARY		214,915,466

CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings, Inc. (a)	1,372,400	28,161,648
Food Products - 0.9%
Nomad Foods Ltd. (a)	908,400	18,331,512

TOTAL CONSUMER STAPLES		46,493,160

ENERGY - 2.5%
Energy Equipment & Services - 1.0%
Oil States International, Inc. (a)	955,500	10,300,290
ShawCor Ltd. Class A	1,247,775	9,918,840
		20,219,130
Oil, Gas & Consumable Fuels - 1.5%
Berry Petroleum Corp.	190,384	1,304,130
Viper Energy Partners LP	1,337,700	29,175,237
		30,479,367

TOTAL ENERGY		50,698,497

FINANCIALS - 31.1%
Banks - 14.9%
Associated Banc-Corp.	1,669,200	33,267,156
BOK Financial Corp.	300,600	23,717,340
Camden National Corp.	188,000	8,884,880
First Citizens Bancshares, Inc.	66,224	34,888,128
Heartland Financial U.S.A., Inc.	280,600	13,724,146
Hilltop Holdings, Inc.	1,094,100	24,770,424
PacWest Bancorp	204,900	7,181,745
Popular, Inc.	734,900	41,125,004
Trico Bancshares	980,051	35,673,856
Umpqua Holdings Corp.	1,629,200	27,533,480
United Community Bank, Inc.	1,195,373	33,374,814
Wintrust Financial Corp.	249,300	15,775,704
		299,916,677
Capital Markets - 5.0%
BrightSphere Investment Group, Inc.	2,489,901	22,931,988
Donnelley Financial Solutions, Inc. (a)	802,172	7,267,678
Lazard Ltd. Class A	947,100	39,740,316
LPL Financial	245,800	22,645,554
Morningstar, Inc.	55,237	8,666,133
		101,251,669
Consumer Finance - 1.3%
Encore Capital Group, Inc. (a)(b)	798,500	27,109,075
Diversified Financial Services - 1.1%
ECN Capital Corp.	5,037,151	21,314,830
Insurance - 6.8%
Axis Capital Holdings Ltd.	370,400	23,798,200
Enstar Group Ltd. (a)	219,696	42,904,432
First American Financial Corp.	403,575	25,013,579
Old Republic International Corp.	1,336,000	30,126,800
Primerica, Inc.	134,800	15,981,888
		137,824,899
Thrifts & Mortgage Finance - 2.0%
WSFS Financial Corp.	1,035,365	41,300,710

TOTAL FINANCIALS		628,717,860

HEALTH CARE - 4.1%
Health Care Providers & Services - 1.1%
Premier, Inc. (a)	603,718	20,991,275
Health Care Technology - 1.3%
Cegedim SA (a)	779,877	26,207,154
Pharmaceuticals - 1.7%
Perrigo Co. PLC	615,500	35,108,120

TOTAL HEALTH CARE		82,306,549

INDUSTRIALS - 13.6%
Aerospace & Defense - 2.1%
Moog, Inc. Class A	481,300	43,129,293
Commercial Services & Supplies - 0.6%
Knoll, Inc.	478,500	11,847,660
Construction & Engineering - 3.4%
AECOM (a)	657,600	31,716,048
Argan, Inc.	609,100	25,649,201
MasTec, Inc. (a)	179,800	10,383,450
		67,748,699
Electrical Equipment - 2.0%
Regal Beloit Corp.	517,768	40,624,077
Machinery - 2.3%
Luxfer Holdings PLC sponsored	1,191,600	19,006,020
SPX Flow, Inc.(a)	629,100	27,516,834
		46,522,854
Professional Services - 0.6%
CBIZ, Inc. (a)	469,000	12,663,000
Road & Rail - 1.6%
Schneider National, Inc. Class B	1,426,700	31,772,609
Trading Companies & Distributors - 1.0%
GMS, Inc. (a)	400,400	10,698,688
Titan Machinery, Inc. (a)	771,895	9,424,838
		20,123,526

TOTAL INDUSTRIALS		274,431,718

INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 0.6%
CommScope Holding Co., Inc. (a)	1,035,300	12,615,131
Electronic Equipment & Components - 3.6%
Jabil, Inc.	245,800	9,559,162
SYNNEX Corp.	285,860	39,380,074
TTM Technologies, Inc. (a)	1,659,494	23,880,119
		72,819,355
IT Services - 4.7%
Computer Services, Inc.	638,088	31,929,924
Conduent, Inc. (a)	1,990,400	8,518,912
Perspecta, Inc.	1,099,400	30,860,158
Unisys Corp. (a)	2,431,100	23,605,981
		94,914,975
Software - 0.4%
j2 Global, Inc.	85,100	8,157,686

TOTAL INFORMATION TECHNOLOGY		188,507,147

MATERIALS - 4.1%
Chemicals - 2.4%
Intrepid Potash, Inc. (a)(b)	2,936,100	6,987,918
Livent Corp. (a)	2,010,617	18,919,906
Olin Corp.	1,484,900	22,080,463
		47,988,287
Containers & Packaging - 1.7%
Ardagh Group SA	1,775,600	33,878,448

TOTAL MATERIALS		81,866,735

REAL ESTATE - 9.8%
Equity Real Estate Investment Trusts (REITs) - 6.8%
Clipper Realty, Inc.	762,051	8,123,464
Corporate Office Properties Trust (SBI)	1,530,900	45,574,893
Lexington Corporate Properties Trust	2,240,390	24,801,117
Outfront Media, Inc.	663,100	19,720,594
Potlatch Corp.	893,700	38,429,100
		136,649,168
Real Estate Management & Development - 3.0%
Cushman & Wakefield PLC (a)	1,548,200	29,756,404
DIC Asset AG	1,625,900	30,474,154
		60,230,558

TOTAL REAL ESTATE		196,879,726

UTILITIES - 6.1%
Electric Utilities - 3.6%
IDACORP, Inc.	132,800	14,898,832
Portland General Electric Co.	953,000	58,609,499
		73,508,331
Gas Utilities - 2.5%
ONE Gas, Inc.	247,900	23,426,550
Spire, Inc.	318,500	26,855,920
		50,282,470

TOTAL UTILITIES		123,790,801

TOTAL COMMON STOCKS
(Cost $1,829,927,917)		1,983,291,926

Money Market Funds - 2.2%
Fidelity Cash Central Fund 1.58% (c)	31,869,421	31,875,795
Fidelity Securities Lending Cash Central Fund 1.59% (c)(d)	12,594,838	12,596,097
TOTAL MONEY MARKET FUNDS
(Cost $44,471,892)		44,471,892
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,874,399,809)		2,027,763,818
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(8,707,427)
NET ASSETS - 100%		$2,019,056,391

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$193,915
Fidelity Securities Lending Cash Central Fund	10,034
Total	$203,949

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Titan Machinery, Inc.	$24,865,352	$983,407	$6,542,621	$--	$(2,750,715)	$(7,130,585)	$--
Total	$24,865,352	$983,407	$6,542,621	$--	$(2,750,715)	$(7,130,585)	$--

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.2%
Bermuda	5.3%
United Kingdom	2.4%
Puerto Rico	2.0%
Ireland	1.7%
Luxembourg	1.7%
Canada	1.6%
Germany	1.5%
France	1.3%
British Virgin Islands	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,968,830) — See accompanying schedule: Unaffiliated issuers (cost $1,829,927,917)	$1,983,291,926
Fidelity Central Funds (cost $44,471,892)	44,471,892
Total Investment in Securities (cost $1,874,399,809)		$2,027,763,818
Receivable for investments sold		10,468,449
Receivable for fund shares sold		2,064,583
Dividends receivable		148,950
Distributions receivable from Fidelity Central Funds		33,119
Prepaid expenses		2,318
Other receivables		74,493
Total assets		2,040,555,730
Liabilities
Payable for investments purchased	$3,325,759
Payable for fund shares redeemed	3,819,212
Accrued management fee	1,290,108
Distribution and service plan fees payable	64,687
Other affiliated payables	362,784
Other payables and accrued expenses	40,539
Collateral on securities loaned	12,596,250
Total liabilities		21,499,339
Net Assets		$2,019,056,391
Net Assets consist of:
Paid in capital		$1,864,215,744
Total accumulated earnings (loss)		154,840,647
Net Assets		$2,019,056,391
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($123,449,395 ÷ 8,519,617 shares)(a)		$14.49
Maximum offering price per share (100/94.25 of $14.49)		$15.37
Class M:
Net Asset Value and redemption price per share ($48,350,765 ÷ 3,444,424 shares)(a)		$14.04
Maximum offering price per share (100/96.50 of $14.04)		$14.55
Class C:
Net Asset Value and offering price per share ($18,880,093 ÷ 1,486,788 shares)(a)		$12.70
Small Cap Value:
Net Asset Value, offering price and redemption price per share ($1,500,118,197 ÷ 101,062,029 shares)		$14.84
Class I:
Net Asset Value, offering price and redemption price per share ($236,301,830 ÷ 15,914,907 shares)		$14.85
Class Z:
Net Asset Value, offering price and redemption price per share ($91,956,111 ÷ 6,198,355 shares)		$14.84

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$18,169,744
Interest		3,871
Income from Fidelity Central Funds (including $10,034 from security lending)		203,949
Total income		18,377,564
Expenses
Management fee
Basic fee	$7,064,475
Performance adjustment	(117,943)
Transfer agent fees	1,858,258
Distribution and service plan fees	390,329
Accounting fees	312,573
Custodian fees and expenses	24,713
Independent trustees' fees and expenses	6,447
Registration fees	105,538
Audit	33,390
Legal	2,906
Interest	502
Miscellaneous	5,351
Total expenses before reductions	9,686,539
Expense reductions	(107,293)
Total expenses after reductions		9,579,246
Net investment income (loss)		8,798,318
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,836,070
Fidelity Central Funds	193
Other affiliated issuers	(2,750,715)
Foreign currency transactions	(18,657)
Total net realized gain (loss)		28,066,891
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	17,470,346
Affiliated issuers	(7,130,585)
Assets and liabilities in foreign currencies	(2,057)
Total change in net unrealized appreciation (depreciation)		10,337,704
Net gain (loss)		38,404,595
Net increase (decrease) in net assets resulting from operations		$47,202,913

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,798,318	$25,033,624
Net realized gain (loss)	28,066,891	181,039,028
Change in net unrealized appreciation (depreciation)	10,337,704	(337,584,395)
Net increase (decrease) in net assets resulting from operations	47,202,913	(131,511,743)
Distributions to shareholders	(73,266,229)	(631,100,390)
Share transactions - net increase (decrease)	(40,404,015)	59,792,211
Total increase (decrease) in net assets	(66,467,331)	(702,819,922)
Net Assets
Beginning of period	2,085,523,722	2,788,343,644
End of period	$2,019,056,391	$2,085,523,722

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Value Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.68	$20.33	$19.05	$17.92	$19.14	$19.29
Income from Investment Operations
Net investment income (loss)A	.05	.14B	.10C	.20D	.07	.10E
Net realized and unrealized gain (loss)	.26	(.98)	1.87	2.23	.56	2.01
Total from investment operations	.31	(.84)	1.97	2.43	.63	2.11
Distributions from net investment income	(.09)	(.10)	(.17)	(.10)	(.11)	(.02)
Distributions from net realized gain	(.41)	(4.71)	(.52)	(1.20)	(1.75)	(2.25)
Total distributions	(.50)	(4.81)	(.69)	(1.30)	(1.85)F	(2.26)G
Redemption fees added to paid in capitalA	–	–	–H	–H	–H	–H
Net asset value, end of period	$14.49	$14.68	$20.33	$19.05	$17.92	$19.14
Total ReturnI,J,K	2.14%	(4.85)%	10.65%	14.61%	4.07%	11.86%
Ratios to Average Net AssetsL,M
Expenses before reductions	1.17%N	.92%	1.18%	1.24%	1.41%	1.42%
Expenses net of fee waivers, if any	1.17%N	.92%	1.17%	1.24%	1.41%	1.39%
Expenses net of all reductions	1.16%N	.91%	1.17%	1.24%	1.41%	1.39%
Net investment income (loss)	.62%N	.91%B	.49%C	1.10%D	.43%	.52%E
Supplemental Data
Net assets, end of period (000 omitted)	$123,449	$129,115	$162,572	$184,306	$218,364	$235,844
Portfolio turnover rateO	54%N	79%	55%	26%	33%	34%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .71%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .61%.

 E Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

 F Total distributions of $1.85 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $1.747 per share.

 G Total distributions of $2.26 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $2.248 per share.

 H Amount represents less than $.005 per share.

 I Total returns for periods of less than one year are not annualized.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Total returns do not include the effect of the sales charges.

 L Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 M Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 N Annualized

 O Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Value Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.22	$19.84	$18.61	$17.54	$18.78	$18.98
Income from Investment Operations
Net investment income (loss)A	.03	.10B	.05C	.15D	.03	.05E
Net realized and unrealized gain (loss)	.25	(.96)	1.82	2.18	.54	1.98
Total from investment operations	.28	(.86)	1.87	2.33	.57	2.03
Distributions from net investment income	(.05)	(.05)	(.13)	(.07)	(.06)	–
Distributions from net realized gain	(.41)	(4.71)	(.52)	(1.20)	(1.75)	(2.23)
Total distributions	(.46)	(4.76)	(.64)F	(1.26)G	(1.81)	(2.23)
Redemption fees added to paid in capitalA	–	–	–H	–H	–H	–H
Net asset value, end of period	$14.04	$14.22	$19.84	$18.61	$17.54	$18.78
Total ReturnI,J,K	2.04%	(5.08)%	10.39%	14.35%	3.76%	11.58%
Ratios to Average Net AssetsL,M
Expenses before reductions	1.41%N	1.17%	1.42%	1.49%	1.66%	1.67%
Expenses net of fee waivers, if any	1.41%N	1.17%	1.42%	1.49%	1.66%	1.64%
Expenses net of all reductions	1.40%N	1.16%	1.41%	1.49%	1.65%	1.63%
Net investment income (loss)	.38%N	.66%B	.25%C	.86%D	.19%	.27%E
Supplemental Data
Net assets, end of period (000 omitted)	$48,351	$53,612	$69,380	$78,852	$82,337	$91,716
Portfolio turnover rateO	54%N	79%	55%	26%	33%	34%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .46%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .36%.

 E Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%.

 F Total distributions of $.64 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.519 per share.

 G Total distributions of $1.26 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $1.195 per share.

 H Amount represents less than $.005 per share.

 I Total returns for periods of less than one year are not annualized.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Total returns do not include the effect of the sales charges.

 L Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 M Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 N Annualized

 O Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Value Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.91	$18.50	$17.39	$16.52	$17.82	$18.19
Income from Investment Operations
Net investment income (loss)A	(.01)	.02B	(.05)C	.06D	(.05)	(.04)E
Net realized and unrealized gain (loss)	.24	(.89)	1.71	2.04	.50	1.90
Total from investment operations	.23	(.87)	1.66	2.10	.45	1.86
Distributions from net investment income	(.03)	(.02)	(.03)	(.04)	–	–
Distributions from net realized gain	(.41)	(4.71)	(.52)	(1.20)	(1.75)	(2.23)
Total distributions	(.44)	(4.72)F	(.55)	(1.23)G	(1.75)	(2.23)
Redemption fees added to paid in capitalA	–	–	–H	–H	–H	–H
Net asset value, end of period	$12.70	$12.91	$18.50	$17.39	$16.52	$17.82
Total ReturnI,J,K	1.82%	(5.63)%	9.84%	13.79%	3.20%	11.05%
Ratios to Average Net AssetsL,M
Expenses before reductions	1.94%N	1.68%	1.93%	2.00%	2.18%	2.19%
Expenses net of fee waivers, if any	1.94%N	1.68%	1.93%	2.00%	2.17%	2.16%
Expenses net of all reductions	1.93%N	1.67%	1.92%	2.00%	2.17%	2.15%
Net investment income (loss)	(.15)%N	.15%B	(.26)%C	.35%D	(.33)%	(.25)%E
Supplemental Data
Net assets, end of period (000 omitted)	$18,880	$22,187	$44,396	$52,227	$57,231	$64,928
Portfolio turnover rateO	54%N	79%	55%	26%	33%	34%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05) %.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.47) %.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.15) %.

 E Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51) %.

 F Total distributions of $4.72 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $4.707 per share.

 G Total distributions of $1.23 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $1.195 per share.

 H Amount represents less than $.005 per share.

 I Total returns for periods of less than one year are not annualized.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Total returns do not include the effect of the contingent deferred sales charge.

 L Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 M Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 N Annualized

 O Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Value Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.04	$20.71	$19.41	$18.22	$19.45	$19.57
Income from Investment Operations
Net investment income (loss)A	.07	.18B	.15C	.25D	.12	.15E
Net realized and unrealized gain (loss)	.27	(1.00)	1.89	2.28	.55	2.05
Total from investment operations	.34	(.82)	2.04	2.53	.67	2.20
Distributions from net investment income	(.12)	(.15)	(.22)	(.15)	(.15)	(.07)
Distributions from net realized gain	(.41)	(4.71)	(.52)	(1.20)	(1.75)	(2.25)
Total distributions	(.54)F	(4.85)G	(.74)	(1.34)H	(1.90)	(2.32)
Redemption fees added to paid in capitalA	–	–	–I	–I	–I	–I
Net asset value, end of period	$14.84	$15.04	$20.71	$19.41	$18.22	$19.45
Total ReturnJ,K	2.28%	(4.58)%	10.88%	14.99%	4.23%	12.18%
Ratios to Average Net AssetsL,M
Expenses before reductions	.90%N	.66%	.91%	.99%	1.18%	1.15%
Expenses net of fee waivers, if any	.90%N	.66%	.91%	.99%	1.18%	1.12%
Expenses net of all reductions	.89%N	.64%	.91%	.99%	1.17%	1.12%
Net investment income (loss)	.89%N	1.17%B	.76%C	1.36%D	.67%	.78%E
Supplemental Data
Net assets, end of period (000 omitted)	$1,500,118	$1,611,032	$2,052,664	$2,637,843	$2,460,714	$2,036,157
Portfolio turnover rateO	54%N	79%	55%	26%	33%	34%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .55%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .86%.

 E Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

 F Total distributions of $.54 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.411 per share.

 G Total distributions of $4.85 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $4.707 per share.

 H Total distributions of $1.34 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $1.195 per share.

 I Amount represents less than $.005 per share.

 J Total returns for periods of less than one year are not annualized.

 K Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 L Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 M Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 N Annualized

 O Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Value Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.04	$20.72	$19.41	$18.23	$19.45	$19.57
Income from Investment Operations
Net investment income (loss)A	.07	.18B	.15C	.25D	.12	.15E
Net realized and unrealized gain (loss)	.27	(1.01)	1.90	2.28	.56	2.05
Total from investment operations	.34	(.83)	2.05	2.53	.68	2.20
Distributions from net investment income	(.12)	(.15)	(.22)	(.15)	(.16)	(.07)
Distributions from net realized gain	(.41)	(4.71)	(.52)	(1.20)	(1.75)	(2.25)
Total distributions	(.53)	(4.85)F	(.74)	(1.35)	(1.90)G	(2.32)
Redemption fees added to paid in capitalA	–	–	–H	–H	–H	–H
Net asset value, end of period	$14.85	$15.04	$20.72	$19.41	$18.23	$19.45
Total ReturnI,J	2.34%	(4.63)%	10.93%	14.96%	4.31%	12.17%
Ratios to Average Net AssetsK,L
Expenses before reductions	.91%M	.66%	.91%	.98%	1.14%	1.15%
Expenses net of fee waivers, if any	.90%M	.66%	.91%	.97%	1.14%	1.12%
Expenses net of all reductions	.90%M	.65%	.90%	.97%	1.14%	1.12%
Net investment income (loss)	.89%M	1.17%B	.76%C	1.37%D	.70%	.79%E
Supplemental Data
Net assets, end of period (000 omitted)	$236,302	$243,571	$459,332	$466,730	$389,928	$376,817
Portfolio turnover rateN	54%M	79%	55%	26%	33%	34%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .97%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .55%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

 E Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

 F Total distributions of $4.85 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $4.707 per share.

 G Total distributions of $1.90 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $1.747 per share.

 H Amount represents less than $.005 per share.

 I Total returns for periods of less than one year are not annualized.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Value Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$15.05	$16.90
Income from Investment Operations
Net investment income (loss)B	.08	(.08)C
Net realized and unrealized gain (loss)	.27	(.66)D
Total from investment operations	.35	(.74)
Distributions from net investment income	(.15)	(.09)
Distributions from net realized gain	(.41)	(1.02)
Total distributions	(.56)	(1.11)
Net asset value, end of period	$14.84	$15.05
Total ReturnE,F	2.38%	(3.75)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.52%I
Expenses net of fee waivers, if any	.76%I	.52%I
Expenses net of all reductions	.75%I	.51%I
Net investment income (loss)	1.03%I	(.63)%C,I
Supplemental Data
Net assets, end of period (000 omitted)	$91,956	$26,006
Portfolio turnover rateJ	54%I	79%

 A For the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.82) %.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Small Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$294,331,911
Gross unrealized depreciation	(141,071,286)
Net unrealized appreciation (depreciation)	$153,260,625
Tax cost	$1,874,503,193

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $550,632,827 and $618,835,488, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to its benchmark index, the Russell 2000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$157,266	$693
Class M	.25%	.25%	128,584	–
Class C	.75%	.25%	104,479	7,951
			$390,329	$8,644

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$15,060
Class M	833
Class C(a)	852
$16,745

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$124,772.20
Class M	49,482.19
Class C	23,088.22
Small Cap Value	1,421,366.18
Class I	223,219.19
Class Z	16,331.04
	$1,858,258

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Small Cap Value Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Value Fund	$36,740

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Small Cap Value Fund	Borrower	$7,593,000	2.38%	$502

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,458 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $1,018. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $94,428 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$34

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,271.

In addition, during the period the investment adviser or an affiliate reimbursed the Fund $8,560 for an operational error which is included in the accompanying Statement of Operations.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2020	Year ended July 31, 2019(a)
Distributions to shareholders
Class A	$4,271,933	$38,710,047
Class M	1,681,883	17,014,124
Class C	713,172	11,414,739
Small Cap Value	55,235,533	469,819,892
Class I	8,502,075	93,391,322
Class Z	2,861,633	750,266
Total	$73,266,229	$631,100,390

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2020	Year ended July 31, 2019(a)	Six months ended January 31, 2020	Year ended July 31, 2019 (a)
Class A
Shares sold	763,541	1,638,428	$11,112,437	$24,084,415
Reinvestment of distributions	291,014	2,371,085	4,193,040	37,759,513
Shares redeemed	(1,332,158)	(3,209,827)	(19,282,157)	(47,744,776)
Net increase (decrease)	(277,603)	799,686	$(3,976,680)	$14,099,152
Class M
Shares sold	189,515	389,836	$2,672,812	$5,611,447
Reinvestment of distributions	119,893	1,095,649	1,673,368	16,926,149
Shares redeemed	(635,671)	(1,212,074)	(8,919,306)	(17,550,968)
Net increase (decrease)	(326,263)	273,411	$(4,573,126)	$4,986,628
Class C
Shares sold	171,409	221,718	$2,178,465	$2,936,109
Reinvestment of distributions	55,052	777,498	693,834	11,029,853
Shares redeemed	(457,589)	(1,681,515)	(5,846,978)	(21,680,140)
Net increase (decrease)	(231,128)	(682,299)	$(2,974,679)	$(7,714,178)
Small Cap Value
Shares sold	9,444,674	12,928,047	$141,487,137	$198,016,884
Reinvestment of distributions	3,586,007	27,312,687	52,941,837	443,826,642
Shares redeemed	(19,077,733)	(32,223,973)	(283,402,454)	(519,137,502)
Net increase (decrease)	(6,047,052)	8,016,761	$(88,973,480)	$122,706,024
Class I
Shares sold	2,803,983	3,573,241	$41,690,404	$55,460,309
Reinvestment of distributions	514,583	4,767,058	7,603,950	77,894,990
Shares redeemed	(3,593,802)	(14,318,939)	(53,783,265)	(233,477,236)
Net increase (decrease)	(275,236)	(5,978,640)	$(4,488,911)	$(100,121,937)
Class Z
Shares sold	4,909,530	1,964,572	$71,259,731	$29,307,629
Reinvestment of distributions	182,948	54,128	2,704,975	741,553
Shares redeemed	(622,480)	(290,343)	(9,381,845)	(4,212,660)
Net increase (decrease)	4,469,998	1,728,357	$64,582,861	$25,836,522

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to July 31, 2019.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Class A	1.17%
Actual		$1,000.00	$1,021.40	$5.94
Hypothetical-C		$1,000.00	$1,019.25	$5.94
Class M	1.41%
Actual		$1,000.00	$1,020.40	$7.16
Hypothetical-C		$1,000.00	$1,018.05	$7.15
Class C	1.94%
Actual		$1,000.00	$1,018.20	$9.84
Hypothetical-C		$1,000.00	$1,015.38	$9.83
Small Cap Value	.90%
Actual		$1,000.00	$1,022.80	$4.58
Hypothetical-C		$1,000.00	$1,020.61	$4.57
Class I	.90%
Actual		$1,000.00	$1,023.40	$4.58
Hypothetical-C		$1,000.00	$1,020.61	$4.57
Class Z	.76%
Actual		$1,000.00	$1,023.80	$3.87
Hypothetical-C		$1,000.00	$1,021.32	$3.86

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in January 2017. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Small Cap Value Fund

2019 Total Return % vs. Morningstar Small Value and Russell 2000 Value:

75% beaten
25% beaten
Benchmark
Retail Class
Class C
-4.00
-6.00
-8.00
-10.00
-4.35
-4.81
-5.39
-6.24
-9.51
1 Year
35.0
30.0
25.0
20.0
32.4
31.3
24.3
21.1
20.5
3 Year
35.0
30.0
25.0
20.0
15.0
10.0
32.0
30.0
28.9
25.3
14.2
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class Z	-	-	-
Retail Class	80%	44%	82%
Class A	78%	38%	78%
Class C	70%	27%	63%
Class I	79%	43%	81%
Class M	76%	34%	75%

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Small Cap Value Fund

The Board noted that the comparisons for 2015 and later reflect a revised Total Mapped Group that no longer includes funds with micro-cap objectives and that FMR believes this Total Mapped Group is a more appropriate comparison because the fund does not have a micro-cap objective.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

SCV-SANN-0320
1.803709.115

Fidelity® Series Small Cap Opportunities Fund

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Five9, Inc.	1.0
LHC Group, Inc.	0.9
Simpson Manufacturing Co. Ltd.	0.9
Generac Holdings, Inc.	0.9
CBIZ, Inc.	0.8
Terreno Realty Corp.	0.8
Moog, Inc. Class A	0.8
EMCOR Group, Inc.	0.8
Science Applications International Corp.	0.8
Rexford Industrial Realty, Inc.	0.8
8.5

Top Five Market Sectors as of January 31, 2020

% of fund's net assets
Health Care	17.6
Financials	17.0
Industrials	15.8
Information Technology	14.3
Consumer Discretionary	11.1

Asset Allocation (% of fund's net assets)

As of January 31, 2020*
Stocks and Equity Futures	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 10.4%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.7%
Cogent Communications Group, Inc.	269,300	$19,101,449
Iridium Communications, Inc. (a)	741,700	18,950,435
		38,051,884
Entertainment - 0.2%
Cinemark Holdings, Inc.	277,500	8,744,025
Media - 1.0%
4Imprint Group PLC	5,516	241,096
Gray Television, Inc. (a)	802,377	16,272,206
Nexstar Broadcasting Group, Inc. Class A	88,900	10,770,235
Tegna, Inc.	1,234,280	20,859,332
The New York Times Co. Class A	208,400	6,670,884
		54,813,753

TOTAL COMMUNICATION SERVICES		101,609,662

CONSUMER DISCRETIONARY - 11.1%
Auto Components - 1.0%
Fox Factory Holding Corp. (a)	252,100	16,593,222
Standard Motor Products, Inc.	408,434	19,841,724
Stoneridge, Inc. (a)	572,200	15,941,492
		52,376,438
Diversified Consumer Services - 0.6%
Laureate Education, Inc. Class A (a)	1,492,300	31,099,532
Hotels, Restaurants & Leisure - 1.9%
Boyd Gaming Corp.	797,400	23,802,390
Churchill Downs, Inc.	255,100	36,831,338
Denny's Corp. (a)	665,600	13,624,832
SeaWorld Entertainment, Inc. (a)	477,600	16,458,096
Wendy's Co.	558,700	12,107,029
		102,823,685
Household Durables - 2.2%
Helen of Troy Ltd. (a)	162,579	30,735,560
M.D.C. Holdings, Inc.	549,300	23,147,502
Skyline Champion Corp. (a)	477,300	13,722,375
Taylor Morrison Home Corp. (a)	993,900	25,722,132
TopBuild Corp. (a)	220,589	25,259,646
		118,587,215
Leisure Products - 1.6%
Acushnet Holdings Corp.	692,000	21,431,240
Brunswick Corp.	307,200	19,307,520
Clarus Corp.	1,132,902	14,971,300
Johnson Outdoors, Inc. Class A (b)	204,093	16,041,710
YETI Holdings, Inc. (a)(b)	470,700	17,114,652
		88,866,422
Specialty Retail - 1.3%
Monro, Inc. (b)	252,681	15,843,099
Murphy U.S.A., Inc. (a)	261,800	26,748,106
Urban Outfitters, Inc. (a)	483,600	12,380,160
Williams-Sonoma, Inc.	234,800	16,454,784
		71,426,149
Textiles, Apparel & Luxury Goods - 2.5%
Carter's, Inc.	161,300	17,109,091
Columbia Sportswear Co.	121,300	11,392,496
Deckers Outdoor Corp. (a)	212,600	40,587,466
Oxford Industries, Inc. (b)	236,300	16,399,220
Steven Madden Ltd.	805,747	31,069,604
Wolverine World Wide, Inc.	623,652	19,688,694
		136,246,571

TOTAL CONSUMER DISCRETIONARY		601,426,012

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings, Inc. (a)	947,100	19,434,492
Casey's General Stores, Inc.	84,300	13,560,498
Grocery Outlet Holding Corp. (b)	267,900	8,771,046
Performance Food Group Co. (a)	632,125	32,737,754
		74,503,790
Food Products - 0.8%
Lancaster Colony Corp.	94,062	14,546,688
Nomad Foods Ltd. (a)	745,200	15,038,136
Post Holdings, Inc. (a)	107,900	11,283,103
		40,867,927
Household Products - 0.2%
Central Garden & Pet Co. (a)(b)	414,200	13,341,382
Personal Products - 0.5%
BellRing Brands, Inc. Class A (a)	662,000	14,325,680
Inter Parfums, Inc.	189,200	13,075,612
		27,401,292

TOTAL CONSUMER STAPLES		156,114,391

ENERGY - 2.5%
Energy Equipment & Services - 0.6%
Liberty Oilfield Services, Inc. Class A (b)	1,546,623	13,115,363
Nabors Industries Ltd.	5,944,301	12,304,703
Oil States International, Inc. (a)	601,591	6,485,151
		31,905,217
Oil, Gas & Consumable Fuels - 1.9%
Delek U.S. Holdings, Inc. (b)	1,024,100	28,121,786
Diamondback Energy, Inc.	99,193	7,379,959
Northern Oil & Gas, Inc. (a)(b)	10,027,715	16,646,007
PDC Energy, Inc. (a)	926,977	20,013,433
Viper Energy Partners LP	499,674	10,897,890
WPX Energy, Inc. (a)	1,817,510	21,719,245
		104,778,320

TOTAL ENERGY		136,683,537

FINANCIALS - 17.0%
Banks - 9.0%
Associated Banc-Corp.	1,110,670	22,135,653
BancFirst Corp.	555,584	32,112,755
BankUnited, Inc.	591,478	19,518,774
Banner Corp.	150,328	7,749,408
Camden National Corp.	181,361	8,571,121
City Holding Co.	365,680	27,674,662
ConnectOne Bancorp, Inc.	723,643	17,085,211
First Bancorp, Puerto Rico	3,860,685	35,788,550
First Citizens Bancshares, Inc.	69,200	36,455,944
First Interstate Bancsystem, Inc.	67,890	2,613,765
First Merchants Corp.	929,770	36,958,358
Heartland Financial U.S.A., Inc.	749,615	36,663,670
Popular, Inc.	382,100	21,382,316
Preferred Bank, Los Angeles	333,080	20,021,439
Trico Bancshares	940,030	34,217,092
Trustmark Corp.	394,305	12,609,874
United Community Bank, Inc.	1,130,600	31,566,352
WesBanco, Inc.	980,193	32,463,992
Western Alliance Bancorp.	446,300	24,649,149
Wintrust Financial Corp.	444,500	28,127,960
		488,366,045
Capital Markets - 2.0%
AllianceBernstein Holding LP	610,000	19,977,500
Hamilton Lane, Inc. Class A	393,898	25,583,675
Houlihan Lokey	536,400	27,812,340
Morningstar, Inc.	220,038	34,521,762
		107,895,277
Consumer Finance - 0.6%
First Cash Financial Services, Inc.	395,300	34,379,241
Insurance - 2.7%
Amerisafe, Inc.	471,600	32,266,872
Employers Holdings, Inc.	615,730	26,260,885
First American Financial Corp.	506,200	31,374,276
Primerica, Inc.	244,700	29,011,632
White Mountains Insurance Group Ltd.	24,992	27,921,562
		146,835,227
Mortgage Real Estate Investment Trusts - 0.6%
Redwood Trust, Inc.	1,792,200	31,596,486
Thrifts & Mortgage Finance - 2.1%
Essent Group Ltd.	853,300	42,332,213
NMI Holdings, Inc. (a)	869,900	27,767,208
Walker & Dunlop, Inc.	183,374	12,170,532
WSFS Financial Corp.	831,005	33,148,789
		115,418,742

TOTAL FINANCIALS		924,491,018

HEALTH CARE - 17.6%
Biotechnology - 8.8%
ACADIA Pharmaceuticals, Inc. (a)	538,602	21,511,764
Acceleron Pharma, Inc. (a)	383,100	34,777,818
Agios Pharmaceuticals, Inc. (a)	468,345	22,822,452
Aprea Therapeutics, Inc.	264,800	10,152,432
Arcutis Biotherapeutics, Inc. (a)	349,700	7,623,460
Argenx SE ADR (a)	171,600	24,760,164
Ascendis Pharma A/S sponsored ADR (a)	207,748	28,066,755
BeiGene Ltd. ADR (a)	51,700	7,877,012
BELLUS Health, Inc. (a)	167,977	1,370,692
Black Diamond Therapeutics, Inc. (a)	29,500	1,106,250
bluebird bio, Inc. (a)(b)	223,900	17,842,591
Blueprint Medicines Corp. (a)	256,932	16,302,335
ChemoCentryx, Inc. (a)	319,700	13,561,674
Crinetics Pharmaceuticals, Inc. (a)	504,428	10,835,113
FibroGen, Inc. (a)	647,300	27,089,505
G1 Therapeutics, Inc. (a)	567,400	10,984,864
Insmed, Inc. (a)	976,200	20,051,148
Intercept Pharmaceuticals, Inc. (a)	223,698	20,671,932
Ionis Pharmaceuticals, Inc. (a)	153,572	8,956,319
Kura Oncology, Inc. (a)	743,713	8,731,191
Mirati Therapeutics, Inc. (a)	183,600	15,941,988
Morphic Holding, Inc.	359,424	7,224,422
Neurocrine Biosciences, Inc. (a)	194,400	19,455,552
Principia Biopharma, Inc. (a)	489,900	25,793,235
Protagonist Therapeutics, Inc. (a)	1,304,691	9,850,417
Retrophin, Inc. (a)	394,949	6,105,912
Sage Therapeutics, Inc. (a)	108,875	7,216,235
Sarepta Therapeutics, Inc. (a)	146,600	16,999,736
Scholar Rock Holding Corp. (a)	44,007	540,846
TG Therapeutics, Inc. (a)(b)	468,809	6,661,776
Turning Point Therapeutics, Inc.	158,400	9,266,400
Viela Bio, Inc.	554,550	21,821,543
Xenon Pharmaceuticals, Inc. (a)	763,659	11,179,968
Zymeworks, Inc. (a)	135,400	5,908,856
		479,062,357
Health Care Equipment & Supplies - 2.7%
CONMED Corp.	152,000	15,455,360
Haemonetics Corp. (a)	257,900	27,695,881
Hill-Rom Holdings, Inc.	336,500	35,833,885
Masimo Corp. (a)	219,400	37,429,640
STERIS PLC	176,600	26,611,854
		143,026,620
Health Care Providers & Services - 2.1%
Chemed Corp.	86,358	40,332,640
LHC Group, Inc. (a)	349,600	50,954,200
Molina Healthcare, Inc. (a)	185,500	22,810,935
		114,097,775
Health Care Technology - 0.9%
Inovalon Holdings, Inc. Class A (a)	1,513,900	30,671,614
Phreesia, Inc.	599,400	18,581,400
		49,253,014
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)(b)	50,862	4,648,278
Bio-Rad Laboratories, Inc. Class A (a)	79,400	28,657,048
Bruker Corp.	596,600	29,513,802
ICON PLC (a)	180,700	30,469,634
		93,288,762
Pharmaceuticals - 1.4%
MyoKardia, Inc. (a)	356,739	24,268,954
Theravance Biopharma, Inc. (a)	683,172	19,046,835
Zogenix, Inc. (a)	640,800	32,277,096
		75,592,885

TOTAL HEALTH CARE		954,321,413

INDUSTRIALS - 15.8%
Aerospace & Defense - 1.4%
Moog, Inc. Class A	500,798	44,876,509
Teledyne Technologies, Inc. (a)	81,012	29,574,241
		74,450,750
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	1,272,669	26,687,869
Building Products - 1.9%
Allegion PLC	222,341	28,753,138
Armstrong World Industries, Inc.	304,463	30,546,773
Simpson Manufacturing Co. Ltd.	572,085	47,294,267
		106,594,178
Commercial Services & Supplies - 0.7%
Tetra Tech, Inc.	432,416	37,014,810
Construction & Engineering - 2.9%
Comfort Systems U.S.A., Inc.	702,330	32,588,112
Construction Partners, Inc. Class A (a)	628,802	10,551,298
EMCOR Group, Inc.	536,098	44,051,173
Fluor Corp.	900,200	16,104,578
Jacobs Engineering Group, Inc.	262,373	24,277,374
Valmont Industries, Inc.	197,741	28,091,086
		155,663,621
Electrical Equipment - 1.6%
Atkore International Group, Inc. (a)	1,032,659	40,996,562
Generac Holdings, Inc. (a)	453,273	46,954,550
		87,951,112
Machinery - 3.8%
Allison Transmission Holdings, Inc.	492,561	21,771,196
ESCO Technologies, Inc.	418,378	40,147,553
Federal Signal Corp.	643,400	20,691,744
ITT, Inc.	576,385	38,663,906
Oshkosh Corp.	235,800	20,288,232
SPX Flow, Inc. (a)	877,407	38,377,782
Standex International Corp.	343,428	25,101,153
		205,041,566
Professional Services - 0.8%
CBIZ, Inc. (a)	1,675,325	45,233,775
Road & Rail - 0.3%
Landstar System, Inc.	169,629	18,786,412
Trading Companies & Distributors - 1.9%
Kaman Corp.	683,943	42,212,962
MRC Global, Inc. (a)	1,761,920	19,839,219
Rush Enterprises, Inc. Class A	342,276	14,717,868
Univar, Inc. (a)	1,236,654	26,649,894
		103,419,943

TOTAL INDUSTRIALS		860,844,036

INFORMATION TECHNOLOGY - 14.3%
Electronic Equipment & Components - 2.1%
ePlus, Inc. (a)	336,432	26,820,359
Fabrinet (a)	500,374	31,543,577
Insight Enterprises, Inc. (a)	473,900	31,215,793
TTM Technologies, Inc. (a)	1,564,085	22,507,183
		112,086,912
IT Services - 5.3%
Amdocs Ltd.	143,400	10,317,630
CACI International, Inc. Class A (a)	121,371	32,459,460
Endava PLC ADR (a)	491,706	22,702,066
EPAM Systems, Inc. (a)	75,948	17,326,777
ExlService Holdings, Inc. (a)	497,884	36,400,299
ManTech International Corp. Class A	323,044	25,933,972
Maximus, Inc.	474,101	34,016,747
Perspecta, Inc.	1,117,500	31,368,225
Science Applications International Corp.	495,899	43,525,055
WNS Holdings Ltd. sponsored ADR (a)	459,203	32,768,726
		286,818,957
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries, Inc. (a)	416,699	29,143,928
Ambarella, Inc. (a)	341,500	20,196,310
Brooks Automation, Inc.	26,301	1,001,542
Cabot Microelectronics Corp.	247,100	35,955,521
Entegris, Inc.	521,713	27,003,865
MKS Instruments, Inc.	182,400	19,119,168
ON Semiconductor Corp. (a)	877,100	20,304,865
Semtech Corp. (a)	620,400	29,897,076
		182,622,275
Software - 3.5%
Altair Engineering, Inc. Class A (a)(b)	736,800	27,224,760
Bill.Com Holdings, Inc. (a)	303,381	15,266,132
Everbridge, Inc. (a)	459,100	41,612,824
Five9, Inc. (a)	734,500	52,685,683
LivePerson, Inc. (a)	865,978	35,513,758
Workiva, Inc. (a)	459,400	20,898,106
		193,201,263

TOTAL INFORMATION TECHNOLOGY		774,729,407

MATERIALS - 3.6%
Chemicals - 1.3%
Chase Corp.	191,894	17,648,491
Innospec, Inc.	349,400	35,195,062
Olin Corp.	701,300	10,428,331
Tronox Holdings PLC	1,216,000	10,287,360
		73,559,244
Construction Materials - 0.3%
Eagle Materials, Inc.	210,700	19,209,519
Containers & Packaging - 0.7%
O-I Glass, Inc.	1,123,100	14,173,522
Reynolds Consumer Products, Inc. (a)	312,500	8,921,875
Sonoco Products Co.	223,100	12,747,934
		35,843,331
Metals & Mining - 0.7%
B2Gold Corp.	4,774,200	20,671,124
Steel Dynamics, Inc.	632,618	18,902,626
		39,573,750
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp.	983,900	30,186,052

TOTAL MATERIALS		198,371,896

REAL ESTATE - 8.0%
Equity Real Estate Investment Trusts (REITs) - 7.3%
American Assets Trust, Inc.	891,500	40,616,740
Americold Realty Trust	700,900	24,160,023
CubeSmart	1,130,900	35,815,603
Equity Lifestyle Properties, Inc.	477,858	34,764,170
Essential Properties Realty Trust, Inc.	1,204,700	33,261,767
Four Corners Property Trust, Inc.	969,554	29,367,791
Lexington Corporate Properties Trust	2,513,586	27,825,397
PS Business Parks, Inc.	257,500	43,146,700
Rexford Industrial Realty, Inc.	902,800	43,505,932
Ryman Hospitality Properties, Inc.	475,800	40,457,274
Store Capital Corp.	19,130	750,853
Terreno Realty Corp.	789,700	45,218,222
		398,890,472
Real Estate Management & Development - 0.7%
Cushman & Wakefield PLC (a)	1,931,100	37,115,742

TOTAL REAL ESTATE		436,006,214

UTILITIES - 3.6%
Electric Utilities - 1.9%
Allete, Inc.	373,000	31,138,040
Hawaiian Electric Industries, Inc.	380,300	18,600,473
IDACORP, Inc.	160,600	18,017,714
PNM Resources, Inc.	589,962	31,993,639
		99,749,866
Gas Utilities - 1.2%
New Jersey Resources Corp. (b)	400,500	16,548,660
Southwest Gas Holdings, Inc.	305,637	23,078,650
Spire, Inc.	321,608	27,117,987
		66,745,297
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Energy Corp.	787,851	17,742,405
Multi-Utilities - 0.2%
Algonquin Power & Utilities Corp.	829,100	12,693,521

TOTAL UTILITIES		196,931,089

TOTAL COMMON STOCKS
(Cost $4,240,519,824)		5,341,528,675
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.56% 2/27/20 to 4/2/20 (c)
(Cost $6,666,869)	6,680,000	6,667,563
	Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund 1.58% (d)	137,512,391	$137,539,894
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	91,079,628	91,088,735
TOTAL MONEY MARKET FUNDS
(Cost $228,627,009)		228,628,629
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $4,475,813,702)		5,576,824,867
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(140,291,848)
NET ASSETS - 100%		$5,436,533,019

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	433	March 2020	$34,958,255	$(668,225)	$(668,225)

The notional amount of futures purchased as a percentage of Net Assets is .6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,694,839.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,170,604
Fidelity Securities Lending Cash Central Fund	296,504
Total	$1,467,108

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$101,609,662	$101,609,662	$--	$--
Consumer Discretionary	601,426,012	601,426,012	--	--
Consumer Staples	156,114,391	156,114,391	--	--
Energy	136,683,537	136,683,537	--	--
Financials	924,491,018	924,491,018	--	--
Health Care	954,321,413	954,321,413	--	--
Industrials	860,844,036	860,844,036	--	--
Information Technology	774,729,407	774,729,407	--	--
Materials	198,371,896	198,371,896	--	--
Real Estate	436,006,214	436,006,214	--	--
Utilities	196,931,089	196,931,089	--	--
U.S. Government and Government Agency Obligations	6,667,563	--	6,667,563	--
Money Market Funds	228,628,629	228,628,629	--	--
Total Investments in Securities:	$5,576,824,867	$5,570,157,304	$6,667,563	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(668,225)	$(668,225)	$--	$--
Total Liabilities	$(668,225)	$(668,225)	$--	$--
Total Derivative Instruments:	$(668,225)	$(668,225)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(668,225)
Total Equity Risk	0	(668,225)
Total Value of Derivatives	$0	$(668,225)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.6%
Bermuda	2.1%
Ireland	1.6%
Cayman Islands	1.5%
United Kingdom	1.3%
Puerto Rico	1.1%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $84,977,016) — See accompanying schedule: Unaffiliated issuers (cost $4,247,186,693)	$5,348,196,238
Fidelity Central Funds (cost $228,627,009)	228,628,629
Total Investment in Securities (cost $4,475,813,702)		$5,576,824,867
Receivable for investments sold		41,402,370
Receivable for fund shares sold		4,772,688
Dividends receivable		1,079,487
Distributions receivable from Fidelity Central Funds		117,131
Other receivables		50,592
Total assets		5,624,247,135
Liabilities
Payable to custodian bank	$4,303,510
Payable for investments purchased	38,878,042
Payable for fund shares redeemed	51,603,663
Payable for daily variation margin on futures contracts	1,824,303
Other payables and accrued expenses	22,820
Collateral on securities loaned	91,081,778
Total liabilities		187,714,116
Net Assets		$5,436,533,019
Net Assets consist of:
Paid in capital		$4,310,180,701
Total accumulated earnings (loss)		1,126,352,318
Net Assets		$5,436,533,019
Net Asset Value, offering price and redemption price per share ($5,436,533,019 ÷ 395,813,681 shares)		$13.74

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$31,195,171
Interest		53,339
Income from Fidelity Central Funds (including $296,504 from security lending)		1,467,108
Total income		32,715,618
Expenses
Custodian fees and expenses	$28,097
Independent trustees' fees and expenses	17,472
Commitment fees	6,660
Total expenses		52,229
Net investment income (loss)		32,663,389
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	85,585,657
Fidelity Central Funds	42
Foreign currency transactions	1,191
Futures contracts	1,645,308
Total net realized gain (loss)		87,232,198
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	144,661,196
Assets and liabilities in foreign currencies	(244)
Futures contracts	(1,031,208)
Total change in net unrealized appreciation (depreciation)		143,629,744
Net gain (loss)		230,861,942
Net increase (decrease) in net assets resulting from operations		$263,525,331

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,663,389	$64,419,488
Net realized gain (loss)	87,232,198	407,626,897
Change in net unrealized appreciation (depreciation)	143,629,744	(363,323,342)
Net increase (decrease) in net assets resulting from operations	263,525,331	108,723,043
Distributions to shareholders	(370,412,069)	(659,882,676)
Share transactions
Proceeds from sales of shares	444,195,433	506,733,820
Reinvestment of distributions	370,412,069	659,882,676
Cost of shares redeemed	(938,645,306)	(945,329,771)
Net increase (decrease) in net assets resulting from share transactions	(124,037,804)	221,286,725
Total increase (decrease) in net assets	(230,924,542)	(329,872,908)
Net Assets
Beginning of period	5,667,457,561	5,997,330,469
End of period	$5,436,533,019	$5,667,457,561
Other Information
Shares
Sold	33,736,681	37,656,567
Issued in reinvestment of distributions	27,933,067	47,034,659
Redeemed	(69,507,886)	(68,970,531)
Net increase (decrease)	(7,838,138)	15,720,695

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Small Cap Opportunities Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.04	$15.46	$14.42	$12.94	$13.83	$12.96
Income from Investment Operations
Net investment income (loss)A	.08	.15	.16	.06	.06	.05
Net realized and unrealized gain (loss)	.55	.12	2.44	1.52	(.22)	1.53
Total from investment operations	.63	.27	2.60	1.58	(.16)	1.58
Distributions from net investment income	(.16)	(.14)	(.12)	(.07)	(.05)	(.04)
Distributions from net realized gain	(.77)	(1.55)	(1.45)	(.03)	(.68)	(.66)
Total distributions	(.93)	(1.69)	(1.56)B	(.10)	(.73)C	(.71)
Net asset value, end of period	$13.74	$14.04	$15.46	$14.42	$12.94	$13.83
Total ReturnD,E	4.79%	1.98%	19.84%	12.22%	(.94)%	12.66%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	.66%	.85%	.77%
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	.66%	.85%	.76%
Expenses net of all reductionsI	- %H,I	- %I	- %I	.65%	.84%	.76%
Net investment income (loss)	1.18%H	1.13%	1.10%	.42%	.46%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$5,436,533	$5,667,458	$5,997,330	$2,509,347	$2,433,489	$2,647,013
Portfolio turnover rateJ	34%H,K	59%	68%	58%	58%	59%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.56 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $1.447 per share.

 C Total distributions of $.71 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.664 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity Series Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,303,304,344
Gross unrealized depreciation	(207,309,288)
Net unrealized appreciation (depreciation)	$1,095,995,056
Tax cost	$4,480,161,586

The Fund elected to defer to its next fiscal year approximately $52,700,691 of capital losses recognized during the period November 1, 2018 to July 31, 2019.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $917,979,695 and $1,562,344,711, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Small Cap Opportunities Fund	$63,589

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $177,449,561 in exchange for 13,874,086 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $21,708.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,660 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $30,918. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $6,434 from securities loaned to NFS, as affiliated borrower.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Actual	- %-C	$1,000.00	$1,047.90	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Small Cap Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR undertakes to pay all operating expenses of the fund with certain exceptions.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through November 30, 2022.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

SMO-SANN-0320
1.839810.112

Fidelity® Series Real Estate Income Fund

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2020

% of fund's net assets
Equity Lifestyle Properties, Inc.	1.4
American Tower Corp.	1.3
Apartment Investment & Management Co. Class A	1.1
Invesco Mortgage Capital, Inc. 7.50%	1.0
New Residential Investment Corp.	0.9
5.7

Top 5 Bonds as of January 31, 2020

% of fund's net assets
Senior Housing Properties Trust 4.75% 5/1/24	1.2
Redwood Trust, Inc. 5.625% 7/15/24	1.0
Kennedy-Wilson, Inc. 5.875% 4/1/24	1.0
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	0.9
RWT Holdings, Inc. 5.75% 10/1/25	0.8
4.9

Top Five REIT Sectors as of January 31, 2020

% of fund's net assets
REITs - Mortgage	22.1
REITs - Diversified	9.1
REITs - Health Care	6.1
REITs - Apartments	4.1
REITs - Management/Investment	3.3

Asset Allocation (% of fund's net assets)

As of January 31, 2020 *
Common Stocks	15.4%
Preferred Stocks	23.3%
Bonds	43.2%
Convertible Securities	9.0%
Other Investments	4.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.2%

 * Foreign investments - 2.1%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 15.4%
	Shares	Value
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Wyndham Destinations, Inc.	25,800	$1,252,074
FINANCIALS - 3.7%
Mortgage Real Estate Investment Trusts - 3.7%
AGNC Investment Corp.	99,200	1,844,128
Anworth Mortgage Asset Corp.	39,712	142,169
Broadmark Realty Capital, Inc.	262,900	3,302,024
Capstead Mortgage Corp.	83,000	682,260
Chimera Investment Corp.	66,800	1,416,160
Colony NorthStar Credit Real Estate, Inc.	165,240	2,057,238
Dynex Capital, Inc.	184,666	3,290,748
Ellington Financial LLC	152,651	2,788,934
Ellington Residential Mortgage REIT	45,300	487,428
Great Ajax Corp.	217,626	3,283,976
Hunt Companies Finance Trust, Inc.	23,108	75,794
MFA Financial, Inc.	1,098,100	8,565,180
New Residential Investment Corp.	565,200	9,461,448
Redwood Trust, Inc.	120,100	2,117,363
Two Harbors Investment Corp.	36,300	553,938
		40,068,788
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Williams Scotsman Corp. (a)	12,400	233,740
REAL ESTATE - 11.6%
Equity Real Estate Investment Trusts (REITs) - 11.6%
Acadia Realty Trust (SBI)	279,800	6,944,636
American Homes 4 Rent Class A	82,900	2,265,657
American Tower Corp.	61,500	14,252,010
Apartment Investment & Management Co. Class A	224,402	11,828,229
AvalonBay Communities, Inc.	11,700	2,535,273
Colony Capital, Inc.	570,699	2,665,164
CoreSite Realty Corp.	7,300	857,385
Crown Castle International Corp.	55,500	8,316,120
Easterly Government Properties, Inc.	50,900	1,232,289
Equinix, Inc.	10,700	6,310,111
Equity Lifestyle Properties, Inc.	201,800	14,680,929
Equity Residential (SBI)	28,900	2,401,012
Gaming & Leisure Properties	44,300	2,093,397
Healthcare Trust of America, Inc.	105,850	3,390,376
iStar Financial, Inc.	405,987	5,911,171
Lexington Corporate Properties Trust	362,122	4,008,691
Mid-America Apartment Communities, Inc.	50,214	6,889,863
Monmouth Real Estate Investment Corp. Class A	156,695	2,292,448
Outfront Media, Inc.	16,965	504,539
Public Storage	5,500	1,230,680
Retail Value, Inc.	22,650	744,506
Sabra Health Care REIT, Inc.	200,200	4,304,300
Safety Income and Growth, Inc.	46,100	2,072,656
Senior Housing Properties Trust (SBI)	285,500	2,204,060
SITE Centers Corp.	127,100	1,615,441
Store Capital Corp.	37,300	1,464,025
Terreno Realty Corp.	19,180	1,098,247
UMH Properties, Inc.	69,300	1,094,940
Ventas, Inc.	136,655	7,906,858
VEREIT, Inc.	51,200	499,712
Weyerhaeuser Co.	52,500	1,519,875
		125,134,600
TOTAL COMMON STOCKS
(Cost $120,895,756)		166,689,202

Preferred Stocks - 25.3%
Convertible Preferred Stocks - 2.0%
FINANCIALS - 1.0%
Mortgage Real Estate Investment Trusts - 1.0%
Great Ajax Corp. 7.25%	310,550	8,415,905
ZAIS Financial Corp. 7.00%	73,475	1,947,088
		10,362,993
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Braemar Hotels & Resorts, Inc. 5.50%	18,883	341,027
Lexington Corporate Properties Trust Series C, 6.50%	71,519	4,068,716
QTS Realty Trust, Inc. 6.50%	8,475	1,132,006
RLJ Lodging Trust Series A, 1.95%	38,950	1,071,904
Wheeler REIT, Inc. 8.75% (a)	213,775	3,239,425
		9,853,078
Real Estate Management & Development - 0.1%
Landmark Infrastructure Partners LP 7.012% (b)(c)	57,650	1,494,070
TOTAL REAL ESTATE		11,347,148

TOTAL CONVERTIBLE PREFERRED STOCKS		21,710,141

Nonconvertible Preferred Stocks - 23.3%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
DCP Midstream Partners LP:
7.95% (b)	36,975	915,131
Series B, 7.875% (b)	34,150	842,481
Enbridge, Inc.:
Series 1 4.00% (b)(c)	99,425	2,187,350
Series L 5 year U.S. Treasury Index + 3.150% 4.959% (b)(c)	19,600	394,156
Energy Transfer Partners LP 7.60% (b)	54,425	1,371,510
Global Partners LP 9.75% (b)	1,825	48,071
		5,758,699
FINANCIALS - 12.7%
Mortgage Real Estate Investment Trusts - 12.7%
AG Mortgage Investment Trust, Inc.:
8.00%	144,509	3,737,003
8.25%	1,725	44,595
Series C 8.00% (b)	102,793	2,761,020
AGNC Investment Corp.:
6.875% (b)	130,650	3,406,046
Series C, 7.00% (b)	81,399	2,135,910
Series E 6.50% (b)	153,150	3,974,243
Annaly Capital Management, Inc.:
6.75% (b)	91,000	2,368,730
Series D, 7.50%	88,175	2,270,506
Series F, 6.95% (b)	261,800	6,861,778
Series G, 6.50% (b)	183,550	4,724,577
Anworth Mortgage Asset Corp. Series A, 8.625%	111,413	2,893,396
Arbor Realty Trust, Inc.:
Series A, 8.25%	44,047	1,167,246
Series B, 7.75%	42,675	1,117,658
Series C, 8.50%	16,125	428,925
Arlington Asset Investment Corp.:
6.625%	39,038	958,383
8.25% (b)	22,175	498,938
Armour Residential REIT, Inc.:
Series B, 7.875%	27,426	689,215
Series C 7.00%	16,500	414,315
Capstead Mortgage Corp. Series E, 7.50%	55,016	1,400,157
Cherry Hill Mortgage Investment Corp.:
8.25% (b)	36,575	977,650
Series A, 8.20%	64,250	1,669,344
Chimera Investment Corp.:
8.00% (b)	125,700	3,328,536
Series A, 8.00%	38,500	1,039,500
Series B, 8.00% (b)	342,958	9,390,190
Series C, 7.75% (b)	303,766	8,007,272
Dynex Capital, Inc.:
Series A, 8.50%	100,363	2,628,005
Series B, 7.625%	50,160	1,273,552
Ellington Financial LLC 6.75% (b)(c)	55,707	1,442,811
Exantas Capital Corp. 8.625% (b)	16,193	428,305
Invesco Mortgage Capital, Inc.:
7.50% (b)	397,081	10,841,781
Series A, 7.75%	31,526	827,558
Series B, 7.75% (b)	236,491	6,474,178
MFA Financial, Inc.:
8.00%	114,772	3,001,288
Series B, 7.50%	195,649	5,059,483
New Residential Investment Corp.:
7.125% (b)	139,236	3,668,869
Series A 7.50% (b)	76,059	2,033,057
New York Mortgage Trust, Inc.:
Series B, 7.75%	81,977	2,084,675
Series C, 7.875%	121,233	3,078,106
Series D, 8.00% (b)	78,000	2,024,100
PennyMac Mortgage Investment Trust:
8.125%	76,075	2,039,571
Series B, 8.00% (b)	125,400	3,325,608
Two Harbors Investment Corp.:
7.50%	118,883	3,042,596
7.75%	11,639	297,842
Series A, 8.125% (b)	109,525	3,191,559
Series B, 7.625% (b)	235,372	6,571,586
Series C, 7.25% (b)	158,732	4,234,970
ZAIS Financial Corp. Series C 6.20%	136,450	3,650,965
		137,485,598
Real Estate Management & Development - 0.0%
Brookfield Properties Corp. Series EE, 5.10% (b)	7,675	129,966
TOTAL FINANCIALS		137,615,564
REAL ESTATE - 10.1%
Equity Real Estate Investment Trusts (REITs) - 10.0%
American Finance Trust, Inc. 7.50%	104,325	2,649,166
American Homes 4 Rent:
6.25%	18,925	518,924
Series D, 6.50%	43,125	1,140,656
Series E, 6.35%	50,025	1,329,164
Series F, 5.875%	47,683	1,264,076
Series G, 5.875%	37,050	974,786
Armada Hoffler Properties, Inc. 6.75%	25,750	705,550
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	61,574	1,576,294
Series F, 7.375%	95,700	2,150,379
Series G, 7.375%	34,229	753,723
Series H, 7.50%	35,575	802,216
Series I, 7.50%	58,911	1,316,661
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	107,850	2,834,298
Series C, 7.625%	44,175	1,156,965
Series D, 7.125%	31,900	831,690
Braemar Hotels & Resorts, Inc. Series D, 8.25%	35,150	956,080
Cedar Realty Trust, Inc.:
Series B, 7.25%	40,856	1,035,700
Series C, 6.50%	53,500	1,278,650
City Office REIT, Inc. Series A, 6.625%	27,525	723,082
Colony Capital, Inc.:
Series G, 7.50%	114,960	2,878,598
Series H, 7.125%	187,112	4,489,322
Series I, 7.15%	205,785	4,937,811
Series J, 7.15%	277,243	6,649,063
Digital Realty Trust, Inc.:
Series C, 6.625%	16,950	453,752
Series G, 5.875%	28,720	741,263
Farmland Partners, Inc. Series B, 6.00%	117,050	2,984,775
Gladstone Commercial Corp.:
6.625%	41,125	1,109,602
Series D, 7.00%	107,225	2,801,789
Gladstone Land Corp. Series A, 6.375%	11,725	305,060
Global Medical REIT, Inc. Series A, 7.50%	27,461	733,209
Global Net Lease, Inc.:
Series A, 7.25%	129,625	3,445,433
Series B 6.875% (a)	47,200	1,221,531
Government Properties Income Trust 5.875%	39,775	1,042,901
Healthcare Trust, Inc. Series A 7.375% (a)	24,500	629,650
Hersha Hospitality Trust:
Series C, 6.875%	550	14,020
Series D, 6.50%	42,250	1,090,473
Investors Real Estate Trust Series C, 6.625%	57,700	1,553,884
iStar Financial, Inc.:
Series D, 8.00%	64,792	1,665,154
Series G, 7.65%	100,575	2,581,760
Series I, 7.50%	28,700	731,850
Jernigan Capital, Inc. Series B, 7.00%	50,892	1,346,750
Kimco Realty Corp. Series M, 5.25%	22,400	596,064
Monmouth Real Estate Investment Corp. Series C, 6.125%	99,636	2,505,845
National Storage Affiliates Trust Series A, 6.00%	12,325	335,980
Pebblebrook Hotel Trust:
6.30%	42,675	1,120,646
6.375%	51,314	1,301,323
Series C, 6.50%	73,405	1,874,764
Series D, 6.375%	53,925	1,416,610
Pennsylvania (REIT):
Series B, 7.375%	56,533	1,041,903
Series C, 7.20%	9,575	164,786
Series D, 6.875%	27,400	549,918
Plymouth Industrial REIT, Inc. Series A, 7.50%	30,350	820,664
Prologis, Inc. Series Q, 8.54%	16,850	1,230,050
PS Business Parks, Inc. Series Z 4.875%	8,000	202,480
Public Storage Series F, 5.15%	29,950	801,462
QTS Realty Trust, Inc. Series A, 7.125%	32,825	911,222
RAIT Financial Trust 7.625%	48,605	1,212,695
Rexford Industrial Realty, Inc.:
Series A, 5.875%	26,500	691,078
Series B, 5.875%	50,000	1,308,500
Series C 5.625%	11,775	304,502
Saul Centers, Inc.:
Series D, 6.125%	15,958	416,823
Series E 6.00%	13,475	351,967
Senior Housing Properties Trust 5.625%	1,057	26,414
Seritage Growth Properties Series A, 7.00%	1,050	27,815
SITE Centers Corp. Series K, 6.25%	28,039	722,565
Sotherly Hotels, Inc.:
Series B, 8.00%	12,750	334,050
Series C, 7.875%	19,300	511,450
Spirit Realty Capital, Inc. Series A, 6.00%	16,575	441,724
Stag Industrial, Inc. Series C, 6.875%	17,925	474,157
Summit Hotel Properties, Inc.:
Series D, 6.45%	42,350	1,104,912
Series E, 6.25%	48,387	1,289,896
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	8,475	220,431
Series F, 6.45%	16,950	440,697
Taubman Centers, Inc. Series K, 6.25%	21,311	550,676
UMH Properties, Inc.:
Series B, 8.00%	154,275	4,028,120
Series C, 6.75%	78,695	2,079,122
Series D, 6.375%	49,775	1,244,873
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	51,175	1,374,049
Series K 5.875%	28,775	742,395
VEREIT, Inc. Series F, 6.70%	199,034	5,079,348
Washington Prime Group, Inc.:
Series H, 7.50%	55,800	1,116,000
Series I, 6.875%	13,808	256,203
		108,629,889
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP 6.50%	5,875	156,158
Landmark Infrastructure Partners LP Series B, 7.90%	22,125	567,440
		723,598
TOTAL REAL ESTATE		109,353,487
UTILITIES - 0.0%
Multi-Utilities - 0.0%
Brookfield Infrastructure Partners LP Series 5, 5.35% (b)	35,775	682,845

TOTAL NONCONVERTIBLE PREFERRED STOCKS		253,410,595

TOTAL PREFERRED STOCKS
(Cost $262,120,005)		275,120,736
	Principal Amount	Value

Corporate Bonds - 26.4%
Convertible Bonds - 7.0%
FINANCIALS - 6.7%
Diversified Financial Services - 0.8%
RWT Holdings, Inc. 5.75% 10/1/25 (d)	8,800,000	9,204,707
Mortgage Real Estate Investment Trusts - 5.9%
Apollo Commercial Real Estate Finance, Inc. 5.375% 10/15/23	319,000	323,586
Arbor Realty Trust, Inc. 4.75% 11/1/22 (d)	2,174,000	2,175,413
Blackstone Mortgage Trust, Inc. 4.75% 3/15/23	1,644,000	1,766,930
Colony Financial, Inc.:
3.875% 1/15/21	5,436,000	5,436,000
5% 4/15/23	3,687,000	3,673,174
Granite Point Mortgage Trust, Inc.:
5.625% 12/1/22 (d)	2,696,000	2,729,700
6.375% 10/1/23	1,901,000	1,966,347
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23	1,491,000	1,567,488
MFA Financial, Inc. 6.25% 6/15/24	2,908,000	3,065,683
New York Mortgage Trust, Inc. 6.25% 1/15/22	28,000	28,665
PennyMac Corp.:
5.375% 5/1/20	7,282,000	7,318,567
5.5% 11/1/24 (d)	7,066,000	7,124,675
Redwood Trust, Inc.:
4.75% 8/15/23	1,805,000	1,876,242
5.625% 7/15/24	10,445,000	10,937,271
Starwood Property Trust, Inc. 4.375% 4/1/23	2,804,000	2,935,438
Two Harbors Investment Corp. 6.25% 1/15/22	829,000	866,046
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	9,744,000	9,938,208
		63,729,433
TOTAL FINANCIALS		72,934,140
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
VEREIT, Inc. 3.75% 12/15/20	2,660,000	2,686,599

TOTAL CONVERTIBLE BONDS		75,620,739

Nonconvertible Bonds - 19.4%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	255,000	260,266
CONSUMER DISCRETIONARY - 5.0%
Hotels, Restaurants & Leisure - 0.7%
FelCor Lodging LP 6% 6/1/25	1,281,000	1,329,038
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	2,375,000	2,659,881
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24	460,000	495,650
Marriott Ownership Resorts, Inc. 6.5% 9/15/26	45,000	48,713
Times Square Hotel Trust 8.528% 8/1/26 (d)	1,800,863	2,114,437
Wyndham Destinations, Inc. 4.625% 3/1/30 (d)	565,000	579,831
		7,227,550
Household Durables - 4.3%
Adams Homes, Inc. 7.5% 2/15/25 (d)(e)	1,550,000	1,592,625
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.75% 8/1/25 (d)	4,354,000	4,484,620
9.875% 4/1/27 (d)	3,780,000	4,347,000
Beazer Homes U.S.A., Inc. 5.875% 10/15/27	1,834,000	1,902,775
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
6.125% 7/1/22 (d)	1,121,000	1,136,414
6.25% 9/15/27 (d)	1,467,000	1,569,690
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (d)	2,062,000	2,134,170
Century Communities, Inc.:
5.875% 7/15/25	1,518,000	1,593,900
6.75% 6/1/27 (d)	1,770,000	1,920,450
KB Home:
4.8% 11/15/29	1,452,000	1,506,450
6.875% 6/15/27	34,000	39,993
LGI Homes, Inc. 6.875% 7/15/26 (d)	4,133,000	4,365,481
M/I Homes, Inc.:
4.95% 2/1/28 (d)	355,000	365,650
5.625% 8/1/25	1,518,000	1,590,105
Mason Finance Sub, Inc. 6.875% 8/15/23 (d)	134,000	140,744
Meritage Homes Corp.:
5.125% 6/6/27	941,000	1,011,575
6% 6/1/25	3,130,000	3,536,900
7% 4/1/22	2,089,000	2,277,010
New Home Co. LLC 7.25% 4/1/22	2,698,000	2,684,510
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (d)	806,000	868,465
TRI Pointe Homes, Inc.:
5.25% 6/1/27	2,522,000	2,679,625
5.875% 6/15/24	1,250,000	1,356,250
William Lyon Homes, Inc.:
5.875% 1/31/25	2,028,000	2,088,840
6% 9/1/23	78,000	81,315
6.625% 7/15/27 (d)	1,427,000	1,541,160
7% 8/15/22	185,000	185,463
		47,001,180
TOTAL CONSUMER DISCRETIONARY		54,228,730
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
C&S Group Enterprises LLC 5.375% 7/15/22 (d)	2,389,000	2,397,959
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG Global Finance PLC:
6.75% 2/7/25 (d)	1,250,000	1,265,625
8.5% 10/30/25 (d)	985,000	1,044,100
Global Partners LP/GLP Finance Corp.:
7% 6/15/23	45,000	46,125
7% 8/1/27 (d)	2,045,000	2,193,263
		4,549,113
FINANCIALS - 1.2%
Banks - 0.1%
HAT Holdings I LLC/HAT Holdings II LLC 5.25% 7/15/24 (d)	708,000	743,400
Capital Markets - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 3.45% 11/15/29	1,500,000	1,548,030
Diversified Financial Services - 0.9%
Brixmor Operating Partnership LP:
3.65% 6/15/24	67,000	71,192
3.85% 2/1/25	1,753,000	1,876,648
3.875% 8/15/22	1,869,000	1,956,640
Five Point Operation Co. LP 7.875% 11/15/25 (d)	3,734,000	3,864,690
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27 (d)	705,000	706,763
5.875% 2/1/22	861,000	861,000
6.25% 2/1/22	299,000	304,233
6.25% 5/15/26	56,000	58,782
		9,699,948
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 4.75% 3/15/25	747,000	780,690
TOTAL FINANCIALS		12,772,068
HEALTH CARE - 0.9%
Health Care Providers & Services - 0.9%
Sabra Health Care LP 5.125% 8/15/26	6,615,000	7,238,058
Sabra Health Care LP/Sabra Capital Corp.:
3.9% 10/15/29	1,011,000	1,041,330
4.8% 6/1/24	1,267,000	1,359,010
		9,638,398
INDUSTRIALS - 0.1%
Building Products - 0.1%
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (d)	1,509,000	1,554,270
REAL ESTATE - 11.6%
Equity Real Estate Investment Trusts (REITs) - 7.7%
American Homes 4 Rent 4.9% 2/15/29	511,000	588,278
American Homes 4 Rent LP 4.25% 2/15/28	2,000,000	2,190,271
ARC Properties Operating Partnership LP 4.6% 2/6/24	1,757,000	1,917,681
CBL & Associates LP:
4.6% 10/15/24	5,700,000	3,078,000
5.25% 12/1/23	3,629,000	2,177,400
5.95% 12/15/26	2,551,000	1,276,406
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,428,000	1,481,550
Equinix, Inc. 5.375% 5/15/27	1,249,000	1,353,666
ESH Hospitality, Inc. 5.25% 5/1/25 (d)	2,346,000	2,404,650
HCP, Inc.:
4% 6/1/25	2,011,000	2,192,725
4.25% 11/15/23	565,000	609,173
Healthcare Realty Trust, Inc. 3.75% 4/15/23	978,000	1,019,471
Healthcare Trust of America Holdings LP 3.75% 7/1/27	94,000	101,736
Hospitality Properties Trust:
4.65% 3/15/24	1,556,000	1,639,358
5% 8/15/22	859,000	905,318
iStar Financial, Inc.:
4.25% 8/1/25	1,700,000	1,708,500
4.75% 10/1/24	3,640,000	3,785,600
5.25% 9/15/22	1,078,000	1,100,235
Lexington Corporate Properties Trust:
4.25% 6/15/23	2,500,000	2,596,898
4.4% 6/15/24	409,000	431,933
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	1,506,000	1,575,653
5% 10/15/27	4,237,000	4,453,934
5.25% 8/1/26	1,466,000	1,537,468
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	616,000	658,909
4.5% 4/1/27	483,000	531,541
4.75% 1/15/28	1,616,000	1,807,146
4.95% 4/1/24	659,000	725,082
5.25% 1/15/26	22,000	24,915
Regency Centers LP 3.6% 2/1/27	471,000	506,322
SBA Communications Corp. 4% 10/1/22	487,000	495,523
Select Income REIT:
4.15% 2/1/22	2,117,000	2,179,312
4.25% 5/15/24	946,000	997,065
4.5% 2/1/25	3,695,000	3,942,873
Senior Housing Properties Trust:
4.75% 5/1/24	12,480,000	13,175,130
4.75% 2/15/28	5,067,000	5,309,617
6.75% 4/15/20	728,000	730,442
6.75% 12/15/21	2,090,000	2,218,710
SITE Centers Corp.:
3.625% 2/1/25	190,000	199,478
4.625% 7/15/22	124,000	129,978
VEREIT Operating Partnership LP:
3.1% 12/15/29	1,000,000	1,016,869
4.875% 6/1/26	2,228,000	2,518,056
VICI Properties, Inc.:
3.75% 2/15/27 (d)(e)	695,000	698,475
4.125% 8/15/30 (d)(e)	975,000	989,625
4.625% 12/1/29 (d)	1,095,000	1,144,275
WP Carey, Inc.:
4% 2/1/25	422,000	452,065
4.25% 10/1/26	998,000	1,093,180
4.6% 4/1/24	2,095,000	2,272,336
		83,942,828
Real Estate Management & Development - 3.9%
Forestar Group, Inc. 8% 4/15/24 (d)	2,784,000	3,034,560
Greystar Real Estate Partners 5.75% 12/1/25 (d)	2,430,000	2,512,304
Howard Hughes Corp. 5.375% 3/15/25 (d)	7,940,000	8,178,200
Kennedy-Wilson, Inc. 5.875% 4/1/24	10,481,000	10,743,549
Mack-Cali Realty LP:
3.15% 5/15/23	5,000	4,985
4.5% 4/18/22	91,000	93,363
Mattamy Group Corp.:
5.25% 12/15/27 (d)	2,855,000	2,990,613
6.5% 10/1/25 (d)	3,725,000	3,985,750
Mid-America Apartments LP:
3.75% 6/15/24	356,000	381,165
4.3% 10/15/23	765,000	825,427
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (d)	1,456,000	1,572,480
5.75% 1/15/28 (d)	1,511,000	1,654,545
5.875% 6/15/27 (d)	1,112,000	1,237,100
Washington Prime Group LP 6.45% 8/15/24	5,316,000	4,744,530
		41,958,571
TOTAL REAL ESTATE		125,901,399

TOTAL NONCONVERTIBLE BONDS		211,302,203

TOTAL CORPORATE BONDS
(Cost $278,388,200)		286,922,942

Asset-Backed Securities - 2.7%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)	1,841,000	2,076,807
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)	1,354,586	1,499,138
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)	1,624,000	1,820,381
Class XS, 0% 10/17/52 (b)(d)(f)(g)	923,724	9
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,285,883
Series 2002-2 Class M2, 9.163% 3/1/33	1,666,948	1,534,435
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	104,807	105,429
GPMT Ltd. Series 2019-FL2 Class D, 1 month U.S. LIBOR + 2.950% 4.6263% 2/22/36 (b)(c)(d)	358,000	360,015
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (b)	7,435	7,474
Series 1997-3 Class M1, 7.53% 3/15/28	52,593	52,900
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.530% 5.208% 7/17/34 (b)(c)(d)	1,099,000	1,100,371
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.019% 7/17/37 (b)(c)(d)	604,000	603,637
Invitation Homes Trust Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 3.9263% 6/17/37 (b)(c)(d)	585,076	585,074
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	2,327,155	1,848,102
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (d)	588,000	587,861
Series 2017-SFR1 Class F, 5.35% 8/17/34 (d)	526,000	545,594
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (d)	783,000	800,729
Series 2018-SFR2 Class F, 4.953% 8/17/35 (d)	598,000	617,541
Series 2018-SFR3 Class F, 5.368% 10/17/35 (d)	588,000	611,375
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)	1,000,000	1,013,564
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.2763% 1/17/35 (b)(c)(d)	994,000	994,733
Class F, 1 month U.S. LIBOR + 3.400% 5.0763% 1/17/35 (b)(c)(d)	2,274,000	2,275,647
Tricon American Homes:
Series 2016-SFR1 Class F, 5.769% 11/17/33 (d)	1,310,000	1,342,298
Series 2017-SFR1 Class F, 5.151% 9/17/34 (d)	1,432,000	1,487,501
Series 2017-SFR2 Class F, 5.104% 1/17/36 (d)	628,000	657,994
Series 2018-SFR1 Class F, 4.96% 5/17/37 (d)	1,386,000	1,476,411
VB-S1 Issuer LLC:
Series 2016-1A Class F, 6.901% 6/15/46 (d)	1,540,000	1,574,083
Series 2018-1A Class F, 5.25% 2/15/48 (d)	2,044,000	2,051,758
TOTAL ASSET-BACKED SECURITIES
(Cost $28,047,677)		28,916,744

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.2%
FREMF Mortgage Trust Series 2010-K7 Class B, 5.7284% 4/25/20(b)(d)
(Cost $2,633,781)	2,641,000	2,647,396

Commercial Mortgage Securities - 20.9%
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)	625,000	587,598
Series 2017-BNK8 Class E, 2.8% 11/15/50 (d)	1,848,000	1,391,374
Series 2018-BN12 Class D, 3% 5/15/61 (d)	318,000	294,163
Series 2019-BN21 Class F, 2.6818% 10/17/52 (d)	1,953,000	1,403,414
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class E, 4.4272% 9/10/28 (b)(d)	1,626,000	1,617,037
Class F, 4.4272% 9/10/28 (b)(d)	800,000	782,435
Benchmark Mortgage Trust sequential payer Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (b)(d)	573,000	554,781
Class 225E, 3.4041% 12/15/62 (b)(d)	859,000	805,068
BX Commercial Mortgage Trust floater:
Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.470% 4.1473% 3/15/37 (b)(c)(d)	2,000,000	2,006,872
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 3.6763% 11/25/32 (b)(c)(d)	1,071,000	1,071,672
Series 2020-BXLP Class G, 1 month U.S. LIBOR + 2.500% 4.25% 12/15/29 (b)(c)(d)	987,000	991,010
BX Trust:
floater:
Series 2018-IND:
Class G, 1 month U.S. LIBOR + 2.050% 3.7263% 11/15/35 (b)(c)(d)	1,190,700	1,195,957
Class H, 1 month U.S. LIBOR + 3.000% 4.6763% 11/15/35 (b)(c)(d)	1,157,800	1,158,495
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 5.2763% 4/15/34 (b)(c)(d)	819,000	824,668
Series 2019-XL:
Class G, 1 month U.S. LIBOR + 2.300% 3.9763% 10/15/36 (b)(c)(d)	425,000	426,619
Class J, 1 month U.S. LIBOR + 2.650% 4.3263% 10/15/36 (b)(c)(d)	1,874,000	1,882,270
Series 2019-OC11 Class E, 4.0755% 12/9/41 (d)	3,066,000	3,168,983
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (b)(d)	651,000	675,646
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 4.9263% 12/15/37 (b)(c)(d)	1,021,000	1,029,305
CCRESG Commercial Mortgage Trust Series 2016-HEAT:
Class E, 5.6712% 4/10/29 (b)(d)	806,000	816,301
Class F, 5.6712% 4/10/29 (b)(d)	1,999,000	2,016,524
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (d)	2,226,000	2,108,830
CGMS Commercial Mortgage Trust Series 2017-MDRB:
Class D, 1 month U.S. LIBOR + 3.250% 4.9263% 7/15/30 (b)(c)(d)	69,000	68,978
Class E, 1 month U.S. LIBOR + 3.870% 5.5478% 7/15/30 (b)(c)(d)	1,229,000	1,221,245
CHC Commercial Mortgage Trust floater Series 2019-CHC Class F, 1 month U.S. LIBOR + 2.600% 4.2845% 6/15/34 (b)(c)(d)	1,000,000	1,000,625
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.3878% 9/10/46 (b)(d)	2,496,000	2,652,387
Series 2016-C3 Class D, 3% 11/15/49 (d)	2,990,000	2,551,949
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 4.7263% 9/15/33 (b)(c)(d)	735,000	736,908
Class G, 1 month U.S. LIBOR + 5.050% 6.7326% 9/15/33 (b)(c)(d)	735,000	709,225
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (d)	2,000,000	1,769,112
Series 2012-CR1:
Class C, 5.4973% 5/15/45 (b)	3,011,000	3,153,904
Class D, 5.4973% 5/15/45 (b)(d)	1,917,000	1,987,108
Class G, 2.462% 5/15/45 (d)	1,133,000	959,391
Series 2012-LC4 Class C, 5.7215% 12/10/44 (b)	802,000	836,712
Series 2013-CR10 Class D, 4.9487% 8/10/46 (b)(d)	1,756,000	1,850,944
Series 2013-CR12 Class D, 5.2451% 10/10/46 (b)(d)	2,900,000	2,596,460
Series 2013-LC6 Class D, 4.4072% 1/10/46 (b)(d)	2,732,000	2,812,932
Series 2014-UBS2 Class D, 5.169% 3/10/47 (b)(d)	537,000	517,909
Series 2016-CD1 Class D, 2.9% 8/10/49 (b)(d)	2,210,000	2,005,425
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)	1,192,000	1,107,453
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.6481% 5/10/43 (b)(d)	727,540	732,441
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)	31,000	29,686
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.992% 8/15/45 (b)(d)	836,000	861,501
Class F, 4.25% 8/15/45 (d)	783,000	716,844
Credit Suisse Mortgage Trust floater:
Series 2019-ICE4 Class F, 1 month U.S. LIBOR + 2.650% 4.3263% 5/15/36 (b)(c)(d)	3,233,000	3,247,265
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 5.2763% 1/15/34 (b)(c)(d)	1,430,000	1,437,151
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (d)	1,766,000	1,734,596
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (b)(d)	1,287,000	1,313,348
Series 2017-CX9 Class D, 4.2916% 9/15/50 (b)(d)	461,000	448,614
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (b)(d)	1,000,000	1,043,912
Class E, 5.099% 1/10/34 (b)(d)	2,168,000	2,222,833
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.8778% 11/10/46 (b)(d)	2,902,000	2,963,858
Class G, 4.652% 11/10/46 (d)	2,778,000	2,689,235
Series 2011-LC3A Class D, 5.5121% 8/10/44 (b)(d)	728,000	749,927
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6605% 12/25/43 (b)(f)	5,084,000	77,700
Series K012 Class X3, 2.3291% 1/25/41 (b)(f)	3,032,079	45,949
Series K013 Class X3, 2.9101% 1/25/43 (b)(f)	4,967,000	96,923
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 4.6034% 11/21/35 (b)(c)(d)	1,500,000	1,503,738
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 4.2763% 7/15/35 (b)(c)(d)	669,000	666,531
Series 2010-C2 Class D, 5.3522% 12/10/43 (b)(d)	2,000,000	2,040,113
Series 2011-GC5:
Class C, 5.5559% 8/10/44 (b)(d)	101,000	104,521
Class D, 5.5559% 8/10/44 (b)(d)	2,623,000	2,620,051
Class E, 5.5559% 8/10/44 (b)(d)	848,000	792,681
Class F, 4.5% 8/10/44 (d)	677,000	483,787
Series 2012-GC6:
Class C, 5.8395% 1/10/45 (b)(d)	2,440,000	2,566,564
Class D, 5.8395% 1/10/45 (b)(d)	1,891,000	1,946,429
Class E, 5% 1/10/45 (b)(d)	2,889,000	2,730,178
Series 2012-GCJ7:
Class C, 5.8751% 5/10/45 (b)	3,573,000	3,760,911
Class D, 5.8751% 5/10/45 (b)(d)	3,539,000	3,565,004
Series 2012-GCJ9:
Class D, 4.8999% 11/10/45 (b)(d)	1,569,000	1,616,560
Class E, 4.8999% 11/10/45 (b)(d)	355,000	343,629
Series 2013-GC14 Class D, 4.9035% 8/10/46 (b)(d)	339,000	352,785
Series 2013-GC16:
Class D, 5.4877% 11/10/46 (b)(d)	3,292,000	3,579,156
Class F, 3.5% 11/10/46 (d)	1,510,000	1,397,949
Series 2016-GS2 Class D, 2.753% 5/10/49 (d)	1,964,000	1,791,803
Series 2016-GS3 Class D, 2.62% 10/10/49 (d)	640,000	574,491
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (d)	5,857,000	5,934,086
Series 2016-RENT:
Class E, 4.2022% 2/10/29 (b)(d)	2,614,000	2,635,671
Class F, 4.2022% 2/10/29 (b)(d)	4,029,000	4,038,699
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.3333% 11/5/38 (b)(d)	1,460,000	1,491,112
Series 2016-SFP Class F, 6.1552% 11/5/35 (d)	4,557,000	4,575,804
IMT Trust Series 2017-APTS:
Class EFX, 3.6132% 6/15/34 (b)(d)	1,693,000	1,703,506
Class FFL, 1 month U.S. LIBOR + 2.850% 4.5263% 6/15/34 (b)(c)(d)	600,089	600,841
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)	504,000	538,781
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 3.919% 7/17/37 (b)(c)(d)	877,444	877,442
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 3.869% 1/17/38 (b)(c)(d)	590,000	589,998
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 3.2763% 6/15/32 (b)(c)(d)	1,769,174	1,773,037
Class E, 1 month U.S. LIBOR + 3.000% 4.6763% 6/15/35 (b)(c)(d)	16,807	16,865
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)	1,624,000	1,461,309
Series 2014-C26 Class D, 4.0058% 1/15/48 (b)(d)	602,000	596,241
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5756% 12/15/49 (b)(d)	1,924,000	1,795,969
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.2185% 12/15/49 (b)(d)	1,308,000	1,220,573
Series 2018-C8 Class D, 3.4026% 6/15/51 (b)(d)	302,000	280,663
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class C, 5.3032% 6/15/45 (b)	1,291,000	1,345,369
Class E, 5.3032% 6/15/45 (b)(d)	1,078,000	1,049,977
Class G 4% 6/15/45 (d)	805,000	533,196
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.8528% 2/15/46 (b)(d)	3,467,000	3,448,357
Class G, 4.409% 2/15/46 (b)(d)	1,680,000	1,493,069
Class H, 4.409% 2/15/46 (b)(d)	1,320,000	976,710
Series 2011-C4 Class E, 5.7179% 7/15/46 (b)(d)	1,390,000	1,435,820
Series 2013-LC11:
Class D, 4.3066% 4/15/46 (b)	1,316,000	1,193,123
Class F, 3.25% 4/15/46 (b)(d)	482,000	225,278
Series 2014-DSTY Class E, 3.9314% 6/10/27 (b)(d)(g)	924,000	360,551
Series 2015-UES Class F, 3.7417% 9/5/32 (b)(d)	1,843,000	1,841,810
Series 2018-AON Class F, 4.767% 7/5/31 (b)(d)	961,000	983,820
Kref Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.550% 4.219% 6/15/36 (b)(c)(d)	440,000	442,474
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.8334% 8/15/45 (b)(d)	714,000	741,785
Series 2012-C6 Class D, 4.7611% 11/15/45 (b)(d)	2,000,000	2,085,996
Series 2012-C6, Class F, 4.7611% 11/15/45 (b)(d)	1,000,000	993,958
Series 2013-C12 Class D, 4.9246% 10/15/46 (b)(d)	1,500,000	1,555,267
Series 2013-C13:
Class D, 5.0709% 11/15/46 (b)(d)	2,994,000	3,131,610
Class E, 5.0709% 11/15/46 (b)(d)	659,000	675,224
Series 2013-C7:
Class D, 4.3763% 2/15/46 (b)(d)	1,061,000	1,055,492
Class E, 4.3763% 2/15/46 (b)(d)	1,501,000	1,345,259
Series 2013-C9 Class C, 4.1719% 5/15/46 (b)	625,000	654,832
Series 2016-C30 Class D, 3% 9/15/49 (d)	1,024,000	900,446
Series 2016-C31 Class D, 3% 11/15/49 (b)(d)	1,517,000	1,314,768
Series 2016-C32 Class D, 3.396% 12/15/49 (d)	1,137,000	962,357
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN:
Class F, 1 month U.S. LIBOR + 2.600% 4.2763% 3/15/34 (b)(c)(d)	45,000	45,113
Class G, 1 month U.S. LIBOR + 3.150% 4.8263% 3/15/34 (b)(c)(d)	1,054,000	1,058,010
Series 1998-CF1 Class G, 7.2329% 7/15/32 (b)(d)	104,278	104,728
Series 2011-C2:
Class D, 5.6705% 6/15/44 (b)(d)	2,382,000	2,407,299
Class E, 5.6705% 6/15/44 (b)(d)	2,532,000	2,473,431
Class F, 5.6705% 6/15/44 (b)(d)	1,467,000	1,382,504
Class XB, 0.3902% 6/15/44 (b)(d)(f)	45,156,633	183,449
Series 2011-C3:
Class D, 5.4193% 7/15/49 (b)(d)	83,000	84,096
Class E, 5.4193% 7/15/49 (b)(d)	652,000	650,621
Class F, 5.4193% 7/15/49 (b)(d)	636,000	620,322
Class G, 5.4193% 7/15/49 (b)(d)	979,600	910,319
Series 2012-C4 Class D, 5.5999% 3/15/45 (b)(d)	1,640,000	1,639,545
Series 2015-MS1 Class D, 4.1654% 5/15/48 (b)(d)	2,045,000	1,998,120
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)	1,043,000	954,342
Series 2016-BNK2 Class C, 3% 11/15/49 (d)	2,346,000	2,197,716
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.920% 8.6028% 8/15/24 (b)(c)(d)	970,482	980,277
Series 2017-MTL6 Class C, 1 month U.S. LIBOR + 1.400% 3.0763% 8/15/34 (b)(c)(d)	751,091	751,084
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 5.9263% 8/15/34 (b)(c)(d)	1,990,071	1,998,825
MSCCG Trust floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 3.8263% 10/15/37 (b)(c)(d)	939,000	939,564
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (d)	3,808,000	3,908,383
Class E, 6.8087% 11/15/34 (d)	1,854,700	1,838,055
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(d)	1,000,000	1,080,031
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 4.49% 6/15/35 (b)(c)(d)	315,000	316,296
Class WAN2, 1 month U.S. LIBOR + 3.750% 5.49% 6/15/35 (b)(c)(d)	113,725	113,519
Series 2019-1776 Class F, 4.2988% 10/15/36 (d)	546,000	550,568
Progress Residential Series 2019-SFR3 Class F, 3.867% 9/17/36 (d)	1,000,000	1,020,250
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	1,044,387	1,301,770
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 4.5609% 3/25/34 (b)(c)(d)	599,000	598,998
Sg Commercial Mtg Securities Trust 2019-Pres Series 2019-PREZ Class F, 3.5929% 9/15/39 (b)(d)	2,000,000	1,865,811
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.7559% 5/10/45 (b)(d)	492,000	500,378
Class E, 5% 5/10/45 (b)(d)	1,236,000	1,016,426
Class F, 5% 5/10/45 (b)(d)	399,000	170,228
UBS-BAMLL Trust Series 12-WRM Class D, 4.3793% 6/10/30 (b)(d)	1,817,000	1,799,208
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.2521% 1/10/45 (b)(d)	34,000	36,137
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.9134% 10/15/45 (b)(d)	637,000	666,730
Class E, 4.9134% 10/15/45 (b)(d)	1,539,000	1,554,746
Class F, 4.9134% 10/15/45 (b)(d)	774,000	735,133
Series 2016-BNK1 Class D, 3% 8/15/49 (d)	1,260,000	1,066,607
Series 2016-C35 Class D, 3.142% 7/15/48 (d)	3,524,000	3,126,842
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)	963,000	881,701
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44	45,000	34,366
Series 2011-C3:
Class C, 5.335% 3/15/44 (d)	2,155,000	2,216,144
Class D, 5.8567% 3/15/44 (b)(d)	1,000,000	784,272
Class E, 5% 3/15/44 (d)	34,000	11,669
Series 2011-C5:
Class C, 5.8597% 11/15/44 (b)(d)	1,250,000	1,312,065
Class E, 5.8597% 11/15/44 (b)(d)	903,000	929,021
Class F, 5.25% 11/15/44 (b)(d)	2,000,000	1,980,517
Class G, 5.25% 11/15/44 (b)(d)	1,000,000	917,467
Series 2012-C7 Class D, 4.9675% 6/15/45 (b)(d)	620,000	585,855
Series 2012-C8 Class E, 5.0479% 8/15/45 (b)(d)	557,000	568,276
Series 2013-C11:
Class D, 4.4027% 3/15/45 (b)(d)	65,000	67,057
Class E, 4.4027% 3/15/45 (b)(d)	53,000	53,711
Series 2013-C13 Class D, 4.2771% 5/15/45 (b)(d)	45,000	46,217
Series 2013-C16 Class D, 5.1977% 9/15/46 (b)(d)	715,000	714,494
Series 2013-UBS1 Class D, 4.8966% 3/15/46 (b)(d)	910,000	938,096
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (b)(d)	1,168,000	1,025,590
Class PR2, 3.6332% 6/5/35 (b)(d)	459,000	386,258
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $211,829,657)		227,171,755

Bank Loan Obligations - 4.9%
COMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.4% 4/11/25 (b)(c)(h)	3,723,779	3,726,125
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3953% 12/22/24 (b)(c)(h)	844,948	844,077
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6586% 6/10/22 (b)(c)(h)	729,149	729,944
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4% 4/27/24 (b)(c)(h)	4,029,301	3,985,664
Wyndham Destinations, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8953% 5/31/25 (b)(c)(h)	449,313	448,472
		6,008,157
ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Kestrel Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.05% 6/1/25 (b)(c)(h)	1,477,500	1,300,200
Oil, Gas & Consumable Fuels - 0.5%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.6946% 12/19/20 (b)(c)(h)	4,812,750	4,620,240
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5494% 10/2/23 (b)(c)(h)	951,534	947,014
		5,567,254

TOTAL ENERGY		6,867,454

FINANCIALS - 0.7%
Capital Markets - 0.1%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.408% 9/30/24 (b)(c)(h)	997,494	996,666
Diversified Financial Services - 0.3%
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (b)(g)(h)	3,629,000	3,699,040
Mortgage Real Estate Investment Trusts - 0.2%
Apollo Commercial Real Estate Finance, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4263% 5/7/26 (b)(c)(h)	537,300	537,300
Blackstone Mortgage Trust, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8953% 4/23/26 (b)(c)(h)	1,394,430	1,400,538
		1,937,838
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7994% 12/5/20 (b)(c)(h)	931,086	924,689

TOTAL FINANCIALS		7,558,233

INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.3%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6453% 2/27/25 (b)(c)(h)	3,699,895	3,698,970
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2994% 12/20/24 (b)(c)(h)	939,089	932,928
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.16% 12/18/24 (b)(c)(h)	1,975,000	1,937,139
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.6453% 9/18/26 (b)(c)(h)	1,363,237	1,370,135
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 3.3609% 2/6/22 (b)(c)(g)(h)	5,332,000	5,278,680
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4571% 6/28/23 (b)(c)(h)	2,003,869	2,006,374
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.65% 3/23/24 (b)(c)(h)	1,735,538	1,635,207
		12,227,535
Real Estate Management & Development - 1.0%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0494% 8/21/25 (b)(c)(h)	4,747,910	4,768,089
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3953% 1/30/24 (b)(c)(h)	1,856,919	1,738,541
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3953% 1/30/24 (b)(c)(h)	104,733	98,056
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.5655% 3/23/25 (b)(c)(h)	319,063	319,462
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.4094% 12/22/24 (b)(c)(h)	3,765,000	3,765,489
		10,689,637

TOTAL REAL ESTATE		22,917,172

UTILITIES - 0.1%
Electric Utilities - 0.0%
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.15% 12/2/21 (b)(c)(h)	248,874	235,111
Independent Power and Renewable Electricity Producers - 0.1%
APLP Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3953% 4/13/23 (b)(c)(h)	1,179,433	1,180,907

TOTAL UTILITIES		1,416,018

TOTAL BANK LOAN OBLIGATIONS
(Cost $53,292,418)		53,125,057

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38(d)(g)
(Cost $1)	13,650	1
	Shares	Value

Money Market Funds - 4.5%
Fidelity Cash Central Fund 1.58% (i)
(Cost $48,496,078)	48,490,006	48,499,704
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,005,703,573)		1,089,093,537
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,088,904)
NET ASSETS - 100%		$1,086,004,633

Legend

 (a) Non-income producing

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $335,269,763 or 30.9% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Level 3 security

 (h) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$417,903
Total	$417,903

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,252,074	$1,252,074	$--	$--
Energy	5,758,699	5,758,699	--	--
Financials	188,047,345	177,684,352	10,362,993	--
Industrials	233,740	233,740	--	--
Real Estate	245,835,235	234,488,087	11,347,148	--
Utilities	682,845	682,845	--	--
Corporate Bonds	286,922,942	--	286,922,942	--
Asset-Backed Securities	28,916,744	--	28,916,735	9
Collateralized Mortgage Obligations	2,647,396	--	2,647,396	--
Commercial Mortgage Securities	227,171,755	--	226,811,204	360,551
Bank Loan Obligations	53,125,057	--	44,147,337	8,977,720
Preferred Securities	1	--	--	1
Money Market Funds	48,499,704	48,499,704	--	--
Total Investments in Securities:	$1,089,093,537	$468,599,501	$611,155,755	$9,338,281

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	0.2%
AAA,AA,A	2.0%
BBB	8.7%
BB	14.8%
B	10.5%
CCC,CC,C	2.3%
Not Rated	16.6%
Equities	40.7%
Short-Term Investments and Net Other Assets	4.2%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $957,207,495)	$1,040,593,833
Fidelity Central Funds (cost $48,496,078)	48,499,704
Total Investment in Securities (cost $1,005,703,573)		$1,089,093,537
Cash		22,063
Receivable for fund shares sold		884,198
Dividends receivable		442,188
Interest receivable		5,387,424
Distributions receivable from Fidelity Central Funds		57,955
Total assets		1,095,887,365
Liabilities
Payable for investments purchased
Regular delivery	$6,320,838
Delayed delivery	3,220,000
Payable for fund shares redeemed	328,946
Other payables and accrued expenses	12,948
Total liabilities		9,882,732
Net Assets		$1,086,004,633
Net Assets consist of:
Paid in capital		$1,002,964,159
Total accumulated earnings (loss)		83,040,474
Net Assets		$1,086,004,633
Net Asset Value, offering price and redemption price per share ($1,086,004,633 ÷ 96,254,203 shares)		$11.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$8,443,829
Interest		16,831,826
Income from Fidelity Central Funds		417,903
Total income		25,693,558
Expenses
Custodian fees and expenses	$12,821
Independent trustees' fees and expenses	3,109
Commitment fees	1,208
Total expenses before reductions	17,138
Expense reductions	(3,246)
Total expenses after reductions		13,892
Net investment income (loss)		25,679,666
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,508,502
Foreign currency transactions	546
Total net realized gain (loss)		5,509,048
Change in net unrealized appreciation (depreciation) on investment securities		22,951,138
Net gain (loss)		28,460,186
Net increase (decrease) in net assets resulting from operations		$54,139,852

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,679,666	$52,395,103
Net realized gain (loss)	5,509,048	10,804,891
Change in net unrealized appreciation (depreciation)	22,951,138	25,145,397
Net increase (decrease) in net assets resulting from operations	54,139,852	88,345,391
Distributions to shareholders	(47,378,686)	(66,053,733)
Share transactions
Proceeds from sales of shares	123,139,066	67,097,399
Reinvestment of distributions	47,378,686	66,053,733
Cost of shares redeemed	(62,915,666)	(91,189,244)
Net increase (decrease) in net assets resulting from share transactions	107,602,086	41,961,888
Total increase (decrease) in net assets	114,363,252	64,253,546
Net Assets
Beginning of period	971,641,381	907,387,835
End of period	$1,086,004,633	$971,641,381
Other Information
Shares
Sold	10,920,903	6,193,639
Issued in reinvestment of distributions	4,277,344	6,181,072
Redeemed	(5,606,389)	(8,439,782)
Net increase (decrease)	9,591,858	3,934,929

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Real Estate Income Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.21	$10.97	$11.34	$11.43	$11.13	$11.47
Income from Investment Operations
Net investment income (loss)A	.28	.61	.59	.55	.52	.56
Net realized and unrealized gain (loss)	.31	.42	(.20)	.06	.42	(.01)
Total from investment operations	.59	1.03	.39	.61	.94	.55
Distributions from net investment income	(.40)	(.62)	(.60)	(.52)	(.53)	(.61)
Distributions from net realized gain	(.12)	(.17)	(.16)	(.18)	(.11)	(.29)
Total distributions	(.52)	(.79)	(.76)	(.70)	(.64)	(.89)B
Net asset value, end of period	$11.28	$11.21	$10.97	$11.34	$11.43	$11.13
Total ReturnC,D	5.42%	9.91%	3.61%	5.65%	8.93%	5.05%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	.63%	.77%	.77%
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	.63%	.77%	.77%
Expenses net of all reductions	- %G,H	- %H	- %H	.63%	.77%	.77%
Net investment income (loss)	4.98%G	5.67%	5.36%	4.89%	4.81%	5.03%
Supplemental Data
Net assets, end of period (000 omitted)	$1,086,005	$971,641	$907,388	$423,538	$411,102	$401,861
Portfolio turnover rateI	22%G,J	16%	27%	24%	24%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.89 per share is comprised of distributions from net investment income of $.606 and distributions from net realized gain of $.288 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity Series Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$99,257,025
Gross unrealized depreciation	(15,612,951)
Net unrealized appreciation (depreciation)	$83,644,074
Tax cost	$1,005,449,463

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $141,544,496 and $106,719,604, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Real Estate Income Fund	$1,170

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund received investments, including accrued interest, and cash valued at $71,229,507 in exchange for 6,309,079 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,208 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,246.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Actual	- %-C	$1,000.00	$1,054.20	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Real Estate Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies. The Board noted that there was a portfolio management change for the fund in March 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management change.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR undertakes to pay all operating expenses of the fund with certain exceptions.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through November 30, 2022.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

SRE-SANN-0320
1.924313.108

Fidelity® Series Blue Chip Growth Fund

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Alphabet, Inc. Class A	7.1
Amazon.com, Inc.	6.2
Apple, Inc.	6.2
Microsoft Corp.	5.5
Facebook, Inc. Class A	4.1
Uber Technologies, Inc.	2.5
Marvell Technology Group Ltd.	2.5
Salesforce.com, Inc.	2.5
lululemon athletica, Inc.	2.4
Visa, Inc. Class A	2.3
41.3

Top Five Market Sectors as of January 31, 2020

% of fund's net assets
Information Technology	35.2
Consumer Discretionary	22.5
Communication Services	15.5
Health Care	13.1
Industrials	8.4

Asset Allocation (% of fund's net assets)

As of January 31, 2020*
Stocks	96.7%
Convertible Securities	3.0%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 10.3%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
COMMUNICATION SERVICES - 15.5%
Entertainment - 3.4%
Activision Blizzard, Inc.	721,048	$42,166,887
Bilibili, Inc. ADR (a)	54,700	1,178,785
Netflix, Inc. (a)	213,524	73,684,997
Roku, Inc. Class A (a)	75,355	9,114,187
Sea Ltd. ADR (a)	732,631	33,144,226
Take-Two Interactive Software, Inc. (a)	39,179	4,883,271
The Walt Disney Co.	154,245	21,333,626
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	3,128,633	9,292,040
		194,798,019
Interactive Media & Services - 11.9%
Alphabet, Inc. Class A (a)	285,313	408,790,748
CarGurus, Inc. Class A (a)	82,963	2,957,631
Facebook, Inc. Class A (a)	1,160,610	234,338,765
Match Group, Inc. (a)(e)	138,069	10,799,757
Snap, Inc. Class A (a)	104,000	1,911,520
Tencent Holdings Ltd.	493,800	23,549,424
		682,347,845
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	121,838	9,648,351

TOTAL COMMUNICATION SERVICES		886,794,215

CONSUMER DISCRETIONARY - 22.1%
Automobiles - 1.9%
Ferrari NV	7,791	1,315,277
Tesla, Inc. (a)	163,907	106,632,977
		107,948,254
Diversified Consumer Services - 0.1%
Afya Ltd.	102,852	3,071,161
GSX Techedu, Inc. ADR (a)	37,800	1,235,682
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	24,400	2,965,820
		7,272,663
Hotels, Restaurants & Leisure - 2.4%
Aristocrat Leisure Ltd.	48,454	1,155,588
Chipotle Mexican Grill, Inc. (a)	14,342	12,431,072
Churchill Downs, Inc.	25,152	3,631,446
Eldorado Resorts, Inc. (a)	307,747	18,397,116
Kambi Group PLC (a)	101,499	1,372,734
Las Vegas Sands Corp.	19,000	1,240,890
Melco Crown Entertainment Ltd. sponsored ADR	59,900	1,208,183
MGM Mirage, Inc.	124,208	3,857,900
Penn National Gaming, Inc. (a)	446,700	13,325,061
Planet Fitness, Inc. (a)	143,448	11,589,164
Royal Caribbean Cruises Ltd.	57,716	6,757,389
Shake Shack, Inc. Class A (a)(e)	51,130	3,448,719
Starbucks Corp.	452,439	38,380,400
Vail Resorts, Inc.	24,876	5,833,671
Wynn Resorts Ltd.	103,649	13,076,358
Yum China Holdings, Inc.	42,500	1,830,475
		137,536,166
Household Durables - 0.0%
Sony Corp. sponsored ADR	43,800	3,073,884
Internet & Direct Marketing Retail - 8.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	225,888	46,666,202
Amazon.com, Inc. (a)	177,280	356,105,882
Delivery Hero AG (a)(f)	20,100	1,551,962
MakeMyTrip Ltd. (a)	49,600	1,140,800
MercadoLibre, Inc. (a)	23,082	15,303,366
Ocado Group PLC (a)	133,963	2,164,349
Pinduoduo, Inc. ADR (a)	505,498	17,803,640
The Booking Holdings, Inc. (a)	19,412	35,534,637
The Honest Co., Inc. (a)(c)(d)	71,609	977,463
The RealReal, Inc. (e)	715,229	10,349,364
Wayfair LLC Class A (a)	152,088	14,250,646
		501,848,311
Leisure Products - 0.3%
Mattel, Inc. (a)(e)	326,100	4,770,843
Peloton Interactive, Inc.	377,252	11,597,481
		16,368,324
Multiline Retail - 0.8%
Dollar General Corp.	35,225	5,403,867
Dollar Tree, Inc. (a)	373,161	32,491,128
Ollie's Bargain Outlet Holdings, Inc. (a)	34,028	1,804,845
Target Corp.	52,400	5,802,776
		45,502,616
Specialty Retail - 3.6%
American Eagle Outfitters, Inc.	324,095	4,666,968
Best Buy Co., Inc.	52,400	4,437,756
Burlington Stores, Inc. (a)	58,403	12,700,900
Carvana Co. Class A (a)(e)	192,878	15,285,582
Dick's Sporting Goods, Inc.	62,200	2,751,106
Five Below, Inc. (a)	48,184	5,455,392
Floor & Decor Holdings, Inc. Class A (a)	244,340	12,048,405
L Brands, Inc.	112,700	2,610,132
Lowe's Companies, Inc.	446,306	51,878,609
RH (a)(e)	289,504	60,433,960
The Home Depot, Inc.	146,703	33,462,954
Urban Outfitters, Inc. (a)	86,800	2,222,080
		207,953,844
Textiles, Apparel & Luxury Goods - 4.2%
adidas AG	26,495	8,398,027
Allbirds, Inc. (a)(c)(d)	40,405	459,405
Anta Sports Products Ltd.	186,000	1,619,350
Aritzia LP (a)	101,400	1,917,819
Burberry Group PLC	144,302	3,721,457
Capri Holdings Ltd. (a)	60,013	1,797,989
Crocs, Inc. (a)	217,912	8,261,044
Deckers Outdoor Corp. (a)	30,195	5,764,527
lululemon athletica, Inc. (a)	563,274	134,842,163
LVMH Moet Hennessy Louis Vuitton SE	16,761	7,298,952
Moncler SpA	154,923	6,700,877
NIKE, Inc. Class B	481,613	46,379,332
PVH Corp.	107,520	9,372,518
Tory Burch LLC (a)(b)(c)(d)	106,817	5,554,484
		242,087,944

TOTAL CONSUMER DISCRETIONARY		1,269,592,006

CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.3%
BJ's Wholesale Club Holdings, Inc. (a)	426,261	8,746,876
Costco Wholesale Corp.	20,956	6,402,477
Kroger Co.	129,000	3,464,940
		18,614,293
Food Products - 0.0%
Tyson Foods, Inc. Class A	24,483	2,023,030
Household Products - 0.1%
Energizer Holdings, Inc.	70,214	3,248,100
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	30,929	6,036,104
Herbalife Nutrition Ltd. (a)	131,300	5,101,005
		11,137,109
Tobacco - 0.6%
Altria Group, Inc.	766,084	36,411,973
JUUL Labs, Inc. Class B (a)(c)(d)	2,450	296,034
		36,708,007

TOTAL CONSUMER STAPLES		71,730,539

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Hess Corp.	43,779	2,476,578
Reliance Industries Ltd.	1,026,721	20,195,599
		22,672,177
FINANCIALS - 1.2%
Banks - 0.4%
Bank of America Corp.	295,095	9,687,969
Citigroup, Inc.	148,900	11,079,649
Kotak Mahindra Bank Ltd.	171,776	4,052,805
		24,820,423
Capital Markets - 0.4%
Goldman Sachs Group, Inc.	12,500	2,971,875
HDFC Asset Management Co. Ltd. (f)	403	17,815
London Stock Exchange Group PLC	34,321	3,546,759
Moody's Corp.	16,165	4,151,010
MSCI, Inc.	28,755	8,218,179
S&P Global, Inc.	2,351	690,559
XP, Inc. Class A (a)	40,400	1,621,656
		21,217,853
Consumer Finance - 0.1%
Capital One Financial Corp.	23,200	2,315,360
Oportun Financial Corp.	138,829	2,774,914
		5,090,274
Insurance - 0.3%
eHealth, Inc. (a)(e)	149,337	15,704,279
Thrifts & Mortgage Finance - 0.0%
LendingTree, Inc. (a)	2,000	622,400

TOTAL FINANCIALS		67,455,229

HEALTH CARE - 12.9%
Biotechnology - 4.9%
AbbVie, Inc.	273,183	22,133,287
ACADIA Pharmaceuticals, Inc. (a)	85,357	3,409,159
Acceleron Pharma, Inc. (a)	94,420	8,571,448
Agios Pharmaceuticals, Inc. (a)	134,965	6,576,844
Aimmune Therapeutics, Inc. (a)(e)	141,182	4,383,701
Alexion Pharmaceuticals, Inc. (a)	162,757	16,176,418
Allakos, Inc. (a)(e)	23,230	1,677,206
Alnylam Pharmaceuticals, Inc. (a)	358,481	41,150,034
Arcutis Biotherapeutics, Inc. (a)	73,700	1,606,660
Argenx SE ADR (a)	16,037	2,313,979
Ascendis Pharma A/S sponsored ADR (a)	132,696	17,927,230
Aurinia Pharmaceuticals, Inc. (a)	110,900	2,029,470
BeiGene Ltd. (a)	148,600	1,730,707
BeiGene Ltd. ADR (a)	32,606	4,967,850
BioNTech SE ADR (a)	58,918	1,720,995
Black Diamond Therapeutics, Inc. (a)	32,300	1,211,250
bluebird bio, Inc. (a)	112,078	8,931,496
Bridgebio Pharma, Inc.	38,934	1,342,834
Cibus Corp.:
Series C (a)(b)(c)(d)	726,554	1,211,995
Series D (a)(b)(c)(d)	398,640	498,300
Coherus BioSciences, Inc. (a)	169,670	3,060,847
Crinetics Pharmaceuticals, Inc. (a)	81,548	1,751,651
CytomX Therapeutics, Inc. (a)(f)	137,854	1,022,877
FibroGen, Inc. (a)	84,686	3,544,109
Global Blood Therapeutics, Inc. (a)	126,495	8,255,064
Intercept Pharmaceuticals, Inc. (a)	112,992	10,441,591
Ionis Pharmaceuticals, Inc. (a)	73,266	4,272,873
Karuna Therapeutics, Inc. (a)	40,000	3,796,400
Mirati Therapeutics, Inc. (a)	11,900	1,033,277
Morphic Holding, Inc.	43,594	876,239
Neurocrine Biosciences, Inc. (a)	129,488	12,959,159
Principia Biopharma, Inc. (a)	44,107	2,322,234
Regeneron Pharmaceuticals, Inc. (a)	30,300	10,239,582
Sage Therapeutics, Inc. (a)	169,867	11,258,785
Sarepta Therapeutics, Inc. (a)	97,436	11,298,679
Seattle Genetics, Inc. (a)	18,300	1,983,537
Turning Point Therapeutics, Inc.	109,349	6,396,917
Vertex Pharmaceuticals, Inc. (a)	113,862	25,852,367
Xencor, Inc. (a)	114,918	3,900,317
Zai Lab Ltd. ADR (a)	129,964	6,626,864
		280,464,232
Health Care Equipment & Supplies - 3.1%
Axonics Modulation Technologies, Inc. (a)(e)	92,420	2,682,953
Becton, Dickinson & Co.	20,526	5,648,345
Boston Scientific Corp. (a)	1,167,449	48,881,090
Danaher Corp.	72,779	11,707,958
DexCom, Inc. (a)	70,715	17,024,636
Edwards Lifesciences Corp. (a)	32,300	7,101,478
Hoya Corp.	7,000	669,938
Insulet Corp. (a)	89,098	17,288,576
Intuitive Surgical, Inc. (a)	83,446	46,711,402
Novocure Ltd. (a)	62,207	5,067,382
Shockwave Medical, Inc. (a)	171,533	7,447,963
Tandem Diabetes Care, Inc. (a)	101,017	7,681,333
		177,913,054
Health Care Providers & Services - 2.3%
1Life Healthcare, Inc. (a)	45,100	995,357
Centene Corp. (a)	56,900	3,573,889
Cigna Corp.	34,000	6,540,920
Guardant Health, Inc. (a)	62,280	4,735,771
Humana, Inc.	45,009	15,133,826
Notre Dame Intermedica Participacoes SA	207,500	3,401,806
UnitedHealth Group, Inc.	363,028	98,906,979
		133,288,548
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (a)	53,733	4,910,659
Adaptive Biotechnologies Corp.	24,987	747,236
IQVIA Holdings, Inc. (a)	27,446	4,260,992
Thermo Fisher Scientific, Inc.	78,838	24,691,273
		34,610,160
Pharmaceuticals - 2.0%
AstraZeneca PLC sponsored ADR	467,335	22,759,215
Axsome Therapeutics, Inc. (a)(e)	13,300	1,154,706
Bristol-Myers Squibb Co.	490,163	30,855,761
Chiasma, Inc. warrants 12/16/24 (a)	23,784	26,773
Eli Lilly & Co.	39,300	5,487,852
Hansoh Pharmaceutical Group Co. Ltd. (f)	730,000	2,584,454
Horizon Pharma PLC (a)	110,899	3,824,907
Intra-Cellular Therapies, Inc. (a)	90,800	2,060,252
MyoKardia, Inc. (a)	25,655	1,745,310
Nektar Therapeutics (a)	166,951	3,320,655
OptiNose, Inc. (a)(e)	244,379	1,913,488
Roche Holding AG (participation certificate)	14,031	4,706,960
Sanofi SA sponsored ADR	100,500	4,851,135
Zoetis, Inc. Class A	178,979	24,020,772
Zogenix, Inc. (a)	45,916	2,312,789
		111,625,029

TOTAL HEALTH CARE		737,901,023

INDUSTRIALS - 8.2%
Aerospace & Defense - 1.0%
Airbus Group NV	4,100	602,143
Lockheed Martin Corp.	45,833	19,622,024
Northrop Grumman Corp.	28,081	10,518,300
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	22,703	4,858,442
Class C (a)(c)(d)	686	146,804
The Boeing Co.	67,418	21,457,127
		57,204,840
Airlines - 0.3%
Spirit Airlines, Inc. (a)	474,340	19,481,144
United Continental Holdings, Inc. (a)	7,700	575,960
		20,057,104
Commercial Services & Supplies - 0.1%
HomeServe PLC	302,999	5,129,412
Electrical Equipment - 0.1%
Generac Holdings, Inc. (a)	11,700	1,212,003
Rockwell Automation, Inc.	8,700	1,667,442
		2,879,445
Industrial Conglomerates - 1.8%
General Electric Co.	7,290,038	90,760,973
Honeywell International, Inc.	56,199	9,734,791
		100,495,764
Machinery - 0.1%
Fanuc Corp.	6,100	1,110,993
Fortive Corp.	33,300	2,495,169
Rational AG	3,306	2,491,400
		6,097,562
Professional Services - 0.1%
Equifax, Inc.	47,987	7,193,251
Road & Rail - 4.7%
Knight-Swift Transportation Holdings, Inc. Class A	372,752	13,821,644
Lyft, Inc. (e)	2,400,419	113,971,894
Uber Technologies, Inc.	3,934,933	142,798,719
		270,592,257

TOTAL INDUSTRIALS		469,649,635

INFORMATION TECHNOLOGY - 34.7%
Electronic Equipment & Components - 0.3%
CDW Corp.	4,500	587,025
Flextronics International Ltd. (a)	333,000	4,378,950
II-VI, Inc. (a)(e)	342,900	11,538,585
		16,504,560
IT Services - 6.6%
Akamai Technologies, Inc. (a)	103,524	9,663,965
Black Knight, Inc. (a)	91,638	6,132,415
Endava PLC ADR (a)	67,124	3,099,115
Fidelity National Information Services, Inc.	37,728	5,420,004
Fiserv, Inc. (a)	27,271	3,234,613
MasterCard, Inc. Class A	304,681	96,260,915
MongoDB, Inc. Class A (a)	41,680	6,831,769
Okta, Inc. (a)	75,800	9,706,190
PagSeguro Digital Ltd. (a)	33,300	1,081,917
PayPal Holdings, Inc. (a)	375,962	42,818,312
Riskified Ltd. (c)(d)	2,200	497,127
Riskified Ltd. warrants (a)(c)(d)	692	1
Shopify, Inc. Class A (a)	84,014	39,126,756
Square, Inc. (a)	25,600	1,912,064
Twilio, Inc. Class A (a)(e)	176,670	21,967,148
Visa, Inc. Class A	650,821	129,493,854
		377,246,165
Semiconductors & Semiconductor Equipment - 9.9%
Advanced Micro Devices, Inc. (a)	776,352	36,488,544
Ambarella, Inc. (a)	31,600	1,868,824
Applied Materials, Inc.	119,472	6,928,181
ASML Holding NV	22,098	6,202,025
Enphase Energy, Inc. (a)(e)	38,300	1,207,216
Lam Research Corp.	133,999	39,959,842
Marvell Technology Group Ltd.	5,929,079	142,535,059
Micron Technology, Inc. (a)	1,094,106	58,086,088
NVIDIA Corp.	503,099	118,947,697
NXP Semiconductors NV	602,035	76,374,160
Qualcomm, Inc.	717,208	61,185,014
Skyworks Solutions, Inc.	40,000	4,526,000
SolarEdge Technologies, Inc. (a)	44,300	4,335,198
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	78,869	4,254,194
Universal Display Corp.	24,473	4,311,408
		567,209,450
Software - 11.4%
Adobe, Inc. (a)	219,071	76,924,591
Alteryx, Inc. Class A (a)(e)	5,500	767,085
Anaplan, Inc. (a)	32,700	1,883,193
Atom Tickets LLC (a)(b)(c)(d)	344,068	509,221
Autodesk, Inc. (a)	3,000	590,550
Ceridian HCM Holding, Inc. (a)	9,500	696,255
Cloudflare, Inc.	428,680	7,273,414
Coupa Software, Inc. (a)	33,214	5,352,436
Elastic NV (a)	121,650	7,892,652
Fair Isaac Corp. (a)	9,300	3,742,134
HubSpot, Inc. (a)	43,692	7,905,630
Lightspeed POS, Inc. (a)	252,733	8,211,817
LivePerson, Inc. (a)	114,655	4,702,002
Microsoft Corp.	1,851,000	315,095,730
Nutanix, Inc. Class A (a)	19,081	619,560
Paycom Software, Inc. (a)	30,735	9,778,648
RingCentral, Inc. (a)	70,439	14,480,850
Salesforce.com, Inc. (a)	773,670	141,047,778
ServiceNow, Inc. (a)	47,823	16,175,173
Tanium, Inc. Class B (a)(c)(d)	151,000	1,639,860
The Trade Desk, Inc. (a)(e)	36,305	9,772,580
Workday, Inc. Class A (a)	103,980	19,197,827
		654,258,986
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	1,145,634	354,585,179
Pure Storage, Inc. Class A (a)	131,700	2,344,260
Western Digital Corp.	248,476	16,275,178
		373,204,617

TOTAL INFORMATION TECHNOLOGY		1,988,423,778

MATERIALS - 0.1%
Chemicals - 0.1%
Air Products & Chemicals, Inc.	2,500	596,775
Livent Corp. (a)	68,100	640,821
Olin Corp.	38,200	568,034
The Chemours Co. LLC	409,015	5,673,038
		7,478,668
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Ant International Co. Ltd. Class C (a)(c)(d)	1,065,661	8,653,167
Real Estate Management & Development - 0.1%
Redfin Corp. (a)(e)	246,581	5,999,316

TOTAL REAL ESTATE		14,652,483

UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy, Inc.	13,293	3,565,183
ORSTED A/S (f)	8,688	949,015
		4,514,198
TOTAL COMMON STOCKS
(Cost $2,754,102,587)		5,540,863,951

Preferred Stocks - 3.0%
Convertible Preferred Stocks - 3.0%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC:
Series 3 (a)(b)(c)(d)	22,518	3,307,219
Series 4 (a)(b)(c)(d)	2,055	301,818
Series 5 (a)(b)(c)(d)	8,253	1,212,118
Neutron Holdings, Inc. Series C (a)(c)(d)	12,405,800	3,008,407
Topgolf International, Inc. Series F (a)(c)(d)	106,191	1,567,379
		9,396,941
Internet & Direct Marketing Retail - 0.3%
Reddit, Inc. Series B (a)(c)(d)	129,280	4,714,842
The Honest Co., Inc.:
Series C (a)(c)(d)	167,087	6,457,913
Series D (a)(c)(d)	27,712	1,268,101
Series E (a)(c)(d)	143,059	2,803,956
		15,244,812
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(c)(d)	15,945	181,295
Series B (a)(c)(d)	2,800	31,836
Series C (a)(c)(d)	26,775	304,432
Series Seed (a)(c)(d)	8,575	97,498
		615,061
TOTAL CONSUMER DISCRETIONARY		25,256,814
CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 0.2%
Blink Health LLC Series C (c)(d)	19,765	754,549
Sweetgreen, Inc. Series H (a)(c)(d)	725,140	10,695,815
		11,450,364
Food Products - 0.1%
Agbiome LLC Series C (a)(c)(d)	266,499	2,377,171
Tobacco - 1.4%
JUUL Labs, Inc.:
Series C (a)(c)(d)	660,029	79,751,304
Series D (a)(c)(d)	5,110	617,441
		80,368,745
TOTAL CONSUMER STAPLES		94,196,280
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc. Series F (a)(c)(d)	195,114	2,727,694
Generation Bio:
Series B (a)(c)(d)	110,000	698,500
Series C (c)(d)	93,200	521,118
Immunocore Ltd. Series A (a)(c)(d)	4,035	512,521
		4,459,833
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A-8 (a)(c)(d)	813,618	4,344,720
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (a)(c)(d)	1,069	440,268
TOTAL HEALTH CARE		9,244,821
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp.:
Series G (a)(c)(d)	42,650	9,127,100
Series H (a)(c)(d)	6,348	1,358,472
		10,485,572
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(c)(d)	253,888	906,380
TOTAL INDUSTRIALS		11,391,952
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.1%
ContextLogic, Inc. Series G (a)(c)(d)	34,750	5,106,860
Starry, Inc. Series C (a)(c)(d)	1,477,502	2,112,828
		7,219,688
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	307,049	9,617
Riskified Ltd. Series E (c)(d)	3,300	784,938
		794,555
Software - 0.4%
ACV Auctions, Inc. Series E (c)(d)	191,408	1,058,525
Compass, Inc. Series E (a)(c)(d)	13,605	2,149,779
Dataminr, Inc. Series D (a)(c)(d)	115,901	2,046,812
Delphix Corp. Series D (a)(c)(d)	242,876	1,899,290
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	922,232	9
Malwarebytes Corp. Series B (a)(c)(d)	329,349	7,081,004
Taboola.Com Ltd. Series E (a)(c)(d)	289,958	8,092,728
		22,328,147
TOTAL INFORMATION TECHNOLOGY		30,342,390

TOTAL CONVERTIBLE PREFERRED STOCKS		170,432,257

Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(c)(d)	9,636	3,968,587
TOTAL PREFERRED STOCKS
(Cost $72,233,773)		174,400,844

Money Market Funds - 2.5%
Fidelity Cash Central Fund 1.58% (g)	34,013,653	34,020,456
Fidelity Securities Lending Cash Central Fund 1.59% (g)(h)	107,891,766	107,902,556
TOTAL MONEY MARKET FUNDS
(Cost $141,923,012)		141,923,012
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $2,968,259,372)		5,857,187,807
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(124,692,854)
NET ASSETS - 100%		$5,732,494,953

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $208,995,187 or 3.6% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,126,123 or 0.1% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$2,709,002
ACV Auctions, Inc. Series E	11/6/19	$1,058,525
Agbiome LLC Series C	6/29/18	$1,687,925
Allbirds, Inc.	10/9/18	$443,128
Allbirds, Inc. Series A	10/9/18	$174,871
Allbirds, Inc. Series B	10/9/18	$30,708
Allbirds, Inc. Series C	10/9/18	$293,646
Allbirds, Inc. Series Seed	10/9/18	$94,043
Ant International Co. Ltd. Class C	5/16/18	$5,978,358
AppNexus, Inc. Series E (Escrow)	8/1/14	$553,578
Atom Tickets LLC	8/15/17	$1,999,998
Blink Health LLC Series C	11/7/19	$754,549
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$3,185,523
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$440,268
Cibus Corp. Series C	2/16/18	$1,525,763
Cibus Corp. Series D	5/10/19	$498,300
Compass, Inc. Series E	11/3/17	$918,041
ContextLogic, Inc. Series G	10/24/17	$4,675,022
Dataminr, Inc. Series D	3/6/15	$1,477,738
Delphix Corp. Series D	7/10/15	$2,185,884
Generation Bio Series B	2/21/18	$1,006,027
Generation Bio Series C	1/9/20	$521,118
Immunocore Ltd. Series A	7/27/15	$759,303
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$--
JUUL Labs, Inc. Class B	11/21/17	$--
JUUL Labs, Inc. Series C	5/22/15 - 7/6/18	$--
JUUL Labs, Inc. Series D	6/25/18 - 7/6/18	$--
Malwarebytes Corp. Series B	12/21/15	$3,416,996
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16	$3,084,966
MOD Super Fast Pizza Holdings LLC Series 4	12/14/17	$287,556
MOD Super Fast Pizza Holdings LLC Series 5	5/15/19	$1,176,218
Mulberry Health, Inc. Series A-8	1/20/16	$5,495,786
Neutron Holdings, Inc. Series C	7/3/18	$2,268,276
Reddit, Inc. Series B	7/26/17	$1,835,324
Riskified Ltd.	12/20/19	$497,127
Riskified Ltd. Series E	10/28/19	$784,938
Riskified Ltd. warrants	10/28/19	$1
Space Exploration Technologies Corp. Class A	4/6/17 - 9/11/17	$2,534,625
Space Exploration Technologies Corp. Class C	9/11/17	$92,610
Space Exploration Technologies Corp. Series G	1/20/15	$3,303,669
Space Exploration Technologies Corp. Series H	8/4/17	$856,980
Starry, Inc. Series C	12/8/17	$1,362,257
Sweetgreen, Inc. Series H	11/9/18	$9,455,826
Taboola.Com Ltd. Series E	12/22/14	$3,022,928
Tanium, Inc. Class B	4/21/17	$749,609
The Honest Co., Inc.	8/21/14	$1,937,546
The Honest Co., Inc. Series C	8/21/14	$4,520,923
The Honest Co., Inc. Series D	8/3/15	$1,267,963
The Honest Co., Inc. Series E	9/28/17	$2,804,643
Topgolf International, Inc. Series F	11/10/17	$1,468,993
Tory Burch LLC	5/14/15	$7,600,030
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$5,974,752
YourPeople, Inc. Series C	5/1/15	$3,783,205

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$212,480
Fidelity Securities Lending Cash Central Fund	1,452,593
Total	$1,665,073

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$886,794,215	$853,952,751	$23,549,424	$9,292,040
Consumer Discretionary	1,294,848,820	1,240,929,283	21,671,371	32,248,166
Consumer Staples	165,926,819	71,434,505	--	94,492,314
Energy	22,672,177	2,476,578	20,195,599	--
Financials	67,455,229	57,062,936	10,392,293	--
Health Care	751,114,431	726,471,896	9,718,832	14,923,703
Industrials	481,041,587	462,931,253	1,713,136	16,397,198
Information Technology	2,018,766,168	1,978,504,155	7,273,414	32,988,599
Materials	7,478,668	7,478,668	--	--
Real Estate	14,652,483	5,999,316	--	8,653,167
Utilities	4,514,198	4,514,198	--	--
Money Market Funds	141,923,012	141,923,012	--	--
Total Investments in Securities:	$5,857,187,807	$5,553,678,551	$94,514,069	$208,995,187

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$204,799,036
Net Realized Gain (Loss) on Investment Securities	2,085,371
Net Unrealized Gain (Loss) on Investment Securities	(111,061,271)
Cost of Purchases	754,549
Proceeds of Sales	(2,085,371)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$94,492,314
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2020	$(111,061,271)
Other Investments in Securities
Beginning Balance	$135,471,398
Net Realized Gain (Loss) on Investment Securities	19,795
Net Unrealized Gain (Loss) on Investment Securities	(1,702,026)
Cost of Purchases	2,960,245
Proceeds of Sales	(573,373)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(21,673,166)
Ending Balance	$114,502,873
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2020	$(1,702,026)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.7%
Cayman Islands	2.7%
Bermuda	2.5%
Netherlands	1.5%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $102,384,938) — See accompanying schedule: Unaffiliated issuers (cost $2,826,336,360)	$5,715,264,795
Fidelity Central Funds (cost $141,923,012)	141,923,012
Total Investment in Securities (cost $2,968,259,372)		$5,857,187,807
Cash		9,542
Restricted cash		234,789
Foreign currency held at value (cost $1,877)		1,877
Receivable for investments sold		251,050,513
Receivable for fund shares sold		42,527
Dividends receivable		1,328,624
Distributions receivable from Fidelity Central Funds		155,681
Other receivables		45,630
Total assets		6,110,056,990
Liabilities
Payable for investments purchased	$16,564,186
Payable for fund shares redeemed	252,729,917
Other payables and accrued expenses	374,145
Collateral on securities loaned	107,893,789
Total liabilities		377,562,037
Net Assets		$5,732,494,953
Net Assets consist of:
Paid in capital		$2,473,879,682
Total accumulated earnings (loss)		3,258,615,271
Net Assets		$5,732,494,953
Net Asset Value, offering price and redemption price per share ($5,732,494,953 ÷ 369,903,965 shares)		$15.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$17,264,247
Income from Fidelity Central Funds (including $1,452,593 from security lending)		1,665,073
Total income		18,929,320
Expenses
Custodian fees and expenses	$93,836
Independent trustees' fees and expenses	18,417
Legal	200
Interest	46,804
Commitment fees	7,007
Total expenses before reductions	166,264
Expense reductions	(565)
Total expenses after reductions		165,699
Net investment income (loss)		18,763,621
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	443,441,692
Fidelity Central Funds	(2,015)
Foreign currency transactions	(28,845)
Total net realized gain (loss)		443,410,832
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $296,896)	219,132,279
Assets and liabilities in foreign currencies	(11,089)
Total change in net unrealized appreciation (depreciation)		219,121,190
Net gain (loss)		662,532,022
Net increase (decrease) in net assets resulting from operations		$681,295,643

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,763,621	$42,336,847
Net realized gain (loss)	443,410,832	703,191,197
Change in net unrealized appreciation (depreciation)	219,121,190	(62,335,178)
Net increase (decrease) in net assets resulting from operations	681,295,643	683,192,866
Distributions to shareholders	(641,776,468)	(763,496,173)
Share transactions
Proceeds from sales of shares	518,899,789	705,675,801
Reinvestment of distributions	641,776,468	763,496,173
Cost of shares redeemed	(1,314,665,639)	(1,547,883,663)
Net increase (decrease) in net assets resulting from share transactions	(153,989,382)	(78,711,689)
Total increase (decrease) in net assets	(114,470,207)	(159,014,996)
Net Assets
Beginning of period	5,846,965,160	6,005,980,156
End of period	$5,732,494,953	$5,846,965,160
Other Information
Shares
Sold	37,199,544	48,279,568
Issued in reinvestment of distributions	46,186,696	52,744,114
Redeemed	(89,114,084)	(103,007,932)
Net increase (decrease)	(5,727,844)	(1,984,250)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Blue Chip Growth Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.57	$15.90	$14.07	$11.47	$13.36	$11.18
Income from Investment Operations
Net investment income (loss)A	.05	.10	.12B	.03	.02	.03
Net realized and unrealized gain (loss)	1.59	1.58	3.28	2.74	(.42)	2.27
Total from investment operations	1.64	1.68	3.40	2.77	(.40)	2.30
Distributions from net investment income	(.11)	(.12)	(.07)	(.03)	(.02)	(.02)
Distributions from net realized gain	(1.60)	(1.89)	(1.50)	(.14)	(1.48)	(.10)
Total distributions	(1.71)	(2.01)	(1.57)	(.17)	(1.49)C	(.12)
Net asset value, end of period	$15.50	$15.57	$15.90	$14.07	$11.47	$13.36
Total ReturnD,E	11.92%	11.85%	26.54%	24.50%	(2.63)%	20.74%
Ratios to Average Net AssetsF,G
Expenses before reductions	.01%H	- %I	- %I	.59%	.73%	.79%
Expenses net of fee waivers, if any	.01%H	- %I	- %I	.59%	.73%	.78%
Expenses net of all reductions	.01%H	- %I	- %I	.59%	.73%	.78%
Net investment income (loss)	.64%H	.71%	.81%B	.26%	.17%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$5,732,495	$5,846,965	$6,005,980	$2,208,451	$2,417,952	$2,831,293
Portfolio turnover rateJ	35%H,K	53%	41%	47%	55%	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .71%.

 C Total distributions of $1.49 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $1.477 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity Series Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$208,995,187	Market comparable	Enterprise value/Sales multiple (EV/S)	1.2 - 19.1 / 6.4	Increase
			Transaction price	$5.59 - $411.85 / $310.50	Increase
			Discount rate	6.0% - 75.0% / 16.2%	Decrease
			Liquidity preference	$14.90 - $45.76 / $32.89	Increase
			Enterprise value/EBITDA multiple (EV/EBTIDA)	13.0	Increase
			Premium rate	6.9% - 172.9% / 74.6%	Increase
			Discount for lack of marketability	10.0% - 25.0% / 11.2%	Decrease
			Proxy discount	22.7%	Decrease
		Market approach	Transaction price	$0.00 - $237.86 / $94.40	Increase
			Tender price	$52.00	Increase
		Recovery value	Recovery value	0.0%	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,952,910,791
Gross unrealized depreciation	(71,901,563)
Net unrealized appreciation (depreciation)	$2,881,009,228
Tax cost	$2,976,178,579

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $22,121,984 in these Subsidiaries, representing .39% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $1,008,830,731 and $2,048,105,586, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Blue Chip Growth Fund	$35,774

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Blue Chip Growth Fund	Borrower	$39,860,429	2.01%	$46,804

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $256,703,045 in exchange for 19,043,253 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $41,445.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,007 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $590,382. Total fees paid by the Fund to NFS, as lending agent, amounted to $152,686. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $52,875 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $565.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Actual	.01%	$1,000.00	$1,119.20	$.05
Hypothetical-C		$1,000.00	$1,025.09	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Blue Chip Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR undertakes to pay all operating expenses of the fund with certain exceptions.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through November 30, 2022.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

XS1-SANN-0320
1.967988.106

Fidelity Flex® Funds

Fidelity Flex® Large Cap Growth Fund

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Apple, Inc.	8.6
Alphabet, Inc. Class A	7.6
Amazon.com, Inc.	7.5
Microsoft Corp.	5.0
Facebook, Inc. Class A	4.2
Salesforce.com, Inc.	3.0
Visa, Inc. Class A	2.7
NVIDIA Corp.	2.5
Lyft, Inc.	2.3
MasterCard, Inc. Class A	2.1
45.5

Top Five Market Sectors as of January 31, 2020

% of fund's net assets
Information Technology	37.8
Consumer Discretionary	21.3
Communication Services	16.7
Health Care	11.7
Industrials	7.6

Asset Allocation (% of fund's net assets)

As of January 31, 2020*
Stocks	98.9%
Convertible Securities	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 9.7%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 16.7%
Entertainment - 3.9%
Activision Blizzard, Inc.	4,791	$280,178
Bilibili, Inc. ADR (a)	310	6,681
Netflix, Inc. (a)	1,487	513,149
Roku, Inc. Class A (a)	491	59,386
Sea Ltd. ADR (a)	5,401	244,341
Take-Two Interactive Software, Inc. (a)	180	22,435
The Walt Disney Co.	1,466	202,762
		1,328,932
Interactive Media & Services - 12.6%
Alphabet, Inc. Class A (a)	1,796	2,573,273
CarGurus, Inc. Class A (a)	362	12,905
Facebook, Inc. Class A (a)	7,060	1,425,485
Match Group, Inc. (a)	874	68,364
Snap, Inc. Class A (a)	572	10,513
Tencent Holdings Ltd.	3,967	189,187
		4,279,727
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	798	63,194

TOTAL COMMUNICATION SERVICES		5,671,853

CONSUMER DISCRETIONARY - 21.2%
Automobiles - 1.8%
Ferrari NV	28	4,727
Tesla, Inc. (a)	935	608,283
		613,010
Diversified Consumer Services - 0.1%
Afya Ltd.	567	16,931
GSX Techedu, Inc. ADR (a)	214	6,996
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	124	15,072
		38,999
Hotels, Restaurants & Leisure - 2.1%
Aristocrat Leisure Ltd.	268	6,392
Chipotle Mexican Grill, Inc. (a)	82	71,074
Churchill Downs, Inc.	99	14,294
Eldorado Resorts, Inc. (a)	879	52,547
Las Vegas Sands Corp.	107	6,988
Melco Crown Entertainment Ltd. sponsored ADR	339	6,838
MGM Mirage, Inc.	570	17,704
Penn National Gaming, Inc. (a)	2,288	68,251
Planet Fitness, Inc. (a)	997	80,548
Royal Caribbean Cruises Ltd.	277	32,431
Shake Shack, Inc. Class A (a)	318	21,449
Starbucks Corp.	2,505	212,499
Vail Resorts, Inc.	116	27,203
Wynn Resorts Ltd.	690	87,050
Yum China Holdings, Inc.	241	10,380
		715,648
Household Durables - 0.1%
Sony Corp. sponsored ADR	235	16,492
Internet & Direct Marketing Retail - 10.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,730	357,401
Amazon.com, Inc. (a)	1,263	2,537,013
Delivery Hero AG (a)(b)	142	10,964
MakeMyTrip Ltd. (a)	277	6,371
MercadoLibre, Inc. (a)	153	101,439
Ocado Group PLC (a)	486	7,852
Pinduoduo, Inc. ADR (a)	3,368	118,621
The Booking Holdings, Inc. (a)	142	259,938
The RealReal, Inc.	4,866	70,411
Wayfair LLC Class A (a)	399	37,386
		3,507,396
Leisure Products - 0.1%
Mattel, Inc. (a)	2,000	29,260
Multiline Retail - 0.8%
Dollar General Corp.	139	21,324
Dollar Tree, Inc. (a)	2,321	202,089
Target Corp.	310	34,329
		257,742
Specialty Retail - 3.1%
American Eagle Outfitters, Inc.	1,668	24,019
Best Buy Co., Inc.	279	23,629
Burlington Stores, Inc. (a)	362	78,724
Carvana Co. Class A (a)	1,335	105,799
Dick's Sporting Goods, Inc.	343	15,171
Five Below, Inc. (a)	330	37,363
Floor & Decor Holdings, Inc. Class A (a)	1,517	74,803
L Brands, Inc.	637	14,753
Lowe's Companies, Inc.	3,175	369,062
RH (a)	13	2,714
The Home Depot, Inc.	1,370	312,497
Urban Outfitters, Inc. (a)	457	11,699
		1,070,233
Textiles, Apparel & Luxury Goods - 2.8%
adidas AG	323	102,380
Allbirds, Inc. (a)(c)(d)	215	2,445
Anta Sports Products Ltd.	1,033	8,993
Aritzia LP (a)	565	10,686
Burberry Group PLC	673	17,356
Capri Holdings Ltd. (a)	108	3,236
Crocs, Inc. (a)	1,340	50,799
Deckers Outdoor Corp. (a)	146	27,873
lululemon athletica, Inc. (a)	1,095	262,132
LVMH Moet Hennessy Louis Vuitton SE	109	47,466
Moncler SpA	1,042	45,070
NIKE, Inc. Class B	3,252	313,168
PVH Corp.	690	60,147
		951,751

TOTAL CONSUMER DISCRETIONARY		7,200,531

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 0.4%
BJ's Wholesale Club Holdings, Inc. (a)	692	14,200
Costco Wholesale Corp.	313	95,628
Kroger Co.	651	17,486
		127,314
Food Products - 0.0%
Tyson Foods, Inc. Class A	90	7,437
Household Products - 0.0%
Energizer Holdings, Inc.	265	12,259
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	185	36,105
Herbalife Nutrition Ltd. (a)	785	30,497
		66,602
Tobacco - 1.5%
Altria Group, Inc.	10,310	490,034
JUUL Labs, Inc. Class A (a)(c)(d)	217	26,220
		516,254

TOTAL CONSUMER STAPLES		729,866

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EOG Resources, Inc.	94	6,854
Hess Corp.	158	8,938
Reliance Industries Ltd.	7,457	146,679
		162,471
FINANCIALS - 1.1%
Banks - 0.5%
Bank of America Corp.	3,329	109,291
Citigroup, Inc.	849	63,174
Kotak Mahindra Bank Ltd.	515	12,151
		184,616
Capital Markets - 0.3%
Goldman Sachs Group, Inc.	70	16,643
London Stock Exchange Group PLC	137	14,158
Moody's Corp.	64	16,435
MSCI, Inc.	135	38,583
S&P Global, Inc.	9	2,644
XP, Inc. Class A (a)	200	8,028
		96,491
Consumer Finance - 0.0%
Capital One Financial Corp.	124	12,375
Insurance - 0.2%
eHealth, Inc. (a)	741	77,924
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	365	12,302
LendingTree, Inc. (a)	11	3,423
		15,725

TOTAL FINANCIALS		387,131

HEALTH CARE - 11.7%
Biotechnology - 3.4%
AbbVie, Inc.	1,682	136,276
ACADIA Pharmaceuticals, Inc. (a)	144	5,751
Acceleron Pharma, Inc. (a)	328	29,776
Agios Pharmaceuticals, Inc. (a)	116	5,653
Aimmune Therapeutics, Inc. (a)	405	12,575
Alexion Pharmaceuticals, Inc. (a)	1,478	146,898
Allakos, Inc. (a)	209	15,090
Alnylam Pharmaceuticals, Inc. (a)	558	64,053
Arcutis Biotherapeutics, Inc. (a)	400	8,720
Argenx SE ADR (a)	53	7,647
Ascendis Pharma A/S sponsored ADR (a)	271	36,612
Aurinia Pharmaceuticals, Inc. (a)	567	10,376
BeiGene Ltd. (a)	331	3,855
BeiGene Ltd. ADR (a)	79	12,036
BioNTech SE ADR (a)	229	6,689
Black Diamond Therapeutics, Inc. (a)	300	11,250
bluebird bio, Inc. (a)	183	14,583
Bridgebio Pharma, Inc.	219	7,553
Coherus BioSciences, Inc. (a)	288	5,196
Crinetics Pharmaceuticals, Inc. (a)	261	5,606
FibroGen, Inc. (a)	394	16,489
Global Blood Therapeutics, Inc. (a)	758	49,467
Intercept Pharmaceuticals, Inc. (a)	258	23,842
Ionis Pharmaceuticals, Inc. (a)	36	2,100
Karuna Therapeutics, Inc. (a)	173	16,419
Mirati Therapeutics, Inc. (a)	58	5,036
Morphic Holding, Inc.	168	3,377
Neurocrine Biosciences, Inc. (a)	505	50,540
Principia Biopharma, Inc. (a)	279	14,689
Regeneron Pharmaceuticals, Inc. (a)	189	63,871
Sage Therapeutics, Inc. (a)	506	33,538
Sarepta Therapeutics, Inc. (a)	526	60,995
Seattle Genetics, Inc. (a)	91	9,863
Turning Point Therapeutics, Inc.	568	33,228
Vertex Pharmaceuticals, Inc. (a)	846	192,084
Xencor, Inc. (a)	200	6,788
Zai Lab Ltd. ADR (a)	445	22,691
		1,151,212
Health Care Equipment & Supplies - 3.2%
Axonics Modulation Technologies, Inc. (a)	291	8,448
Becton, Dickinson & Co.	100	27,518
Boston Scientific Corp. (a)	8,631	361,380
Danaher Corp.	424	68,209
DexCom, Inc. (a)	453	109,060
Edwards Lifesciences Corp. (a)	169	37,156
Hoya Corp.	30	2,871
Insulet Corp. (a)	256	49,674
Intuitive Surgical, Inc. (a)	585	327,471
Novocure Ltd. (a)	183	14,907
Shockwave Medical, Inc. (a)	869	37,732
Tandem Diabetes Care, Inc. (a)	556	42,278
		1,086,704
Health Care Providers & Services - 2.2%
1Life Healthcare, Inc. (a)	255	5,628
Centene Corp. (a)	236	14,823
Cigna Corp.	187	35,975
Guardant Health, Inc. (a)	353	26,842
Humana, Inc.	237	79,689
Notre Dame Intermedica Participacoes SA	663	10,869
UnitedHealth Group, Inc.	2,101	572,417
		746,243
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)	400	36,556
Adaptive Biotechnologies Corp.	300	8,972
IQVIA Holdings, Inc. (a)	105	16,301
Thermo Fisher Scientific, Inc.	820	256,816
		318,645
Pharmaceuticals - 2.0%
AstraZeneca PLC sponsored ADR	3,018	146,977
Axsome Therapeutics, Inc. (a)	71	6,164
Bristol-Myers Squibb Co.	3,205	201,755
Eli Lilly & Co.	245	34,212
Hansoh Pharmaceutical Group Co. Ltd. (b)	3,261	11,545
Horizon Pharma PLC (a)	511	17,624
Intra-Cellular Therapies, Inc. (a)	520	11,799
MyoKardia, Inc. (a)	53	3,606
Nektar Therapeutics (a)	664	13,207
OptiNose, Inc. (a)	996	7,799
Roche Holding AG (participation certificate)	68	22,812
Sanofi SA sponsored ADR	555	26,790
Zoetis, Inc. Class A	1,302	174,741
Zogenix, Inc. (a)	111	5,591
		684,622

TOTAL HEALTH CARE		3,987,426

INDUSTRIALS - 7.6%
Aerospace & Defense - 1.3%
Airbus Group NV	23	3,378
Lockheed Martin Corp.	396	169,536
Northrop Grumman Corp.	152	56,935
The Boeing Co.	693	220,561
		450,410
Airlines - 0.3%
Spirit Airlines, Inc. (a)	2,135	87,684
United Continental Holdings, Inc. (a)	44	3,291
		90,975
Commercial Services & Supplies - 0.1%
HomeServe PLC	927	15,693
Electrical Equipment - 0.0%
Generac Holdings, Inc. (a)	60	6,215
Rockwell Automation, Inc.	46	8,816
		15,031
Industrial Conglomerates - 1.7%
General Electric Co.	41,294	514,110
Honeywell International, Inc.	400	69,288
		583,398
Machinery - 0.1%
Fanuc Corp.	24	4,371
Fortive Corp.	132	9,891
Rational AG	8	6,029
		20,291
Professional Services - 0.1%
Equifax, Inc.	238	35,676
Road & Rail - 4.0%
Knight-Swift Transportation Holdings, Inc. Class A	1,724	63,926
Lyft, Inc.	16,114	765,093
Uber Technologies, Inc.	14,498	526,132
		1,355,151

TOTAL INDUSTRIALS		2,566,625

INFORMATION TECHNOLOGY - 37.6%
Electronic Equipment & Components - 0.3%
CDW Corp.	25	3,261
Flextronics International Ltd. (a)	1,508	19,830
II-VI, Inc. (a)	2,011	67,670
		90,761
IT Services - 6.9%
Akamai Technologies, Inc. (a)	658	61,424
Black Knight, Inc. (a)	417	27,906
Endava PLC ADR (a)	331	15,282
Fidelity National Information Services, Inc.	175	25,141
Fiserv, Inc. (a)	111	13,166
MasterCard, Inc. Class A	2,225	702,967
MongoDB, Inc. Class A (a)	163	26,717
Okta, Inc. (a)	420	53,781
PagSeguro Digital Ltd. (a)	183	5,946
PayPal Holdings, Inc. (a)	2,752	313,425
Riskified Ltd. warrants (a)(c)(d)	5	0
Shopify, Inc. Class A (a)	151	70,323
Square, Inc. (a)	143	10,681
Twilio, Inc. Class A (a)	981	121,978
Visa, Inc. Class A	4,589	913,073
		2,361,810
Semiconductors & Semiconductor Equipment - 10.0%
Advanced Micro Devices, Inc. (a)	4,207	197,729
Ambarella, Inc. (a)	165	9,758
Applied Materials, Inc.	781	45,290
ASML Holding NV	127	35,644
Enphase Energy, Inc. (a)	217	6,840
Lam Research Corp.	848	252,882
Marvell Technology Group Ltd.	28,741	690,934
Micron Technology, Inc. (a)	6,184	328,309
NVIDIA Corp.	3,659	865,097
NXP Semiconductors NV	3,981	505,030
Qualcomm, Inc.	4,517	385,345
Skyworks Solutions, Inc.	249	28,174
SolarEdge Technologies, Inc. (a)	205	20,061
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	325	17,531
Universal Display Corp.	111	19,555
		3,408,179
Software - 11.5%
Adobe, Inc. (a)	1,430	502,130
Alteryx, Inc. Class A (a)	24	3,347
Anaplan, Inc. (a)	178	10,251
Autodesk, Inc. (a)	17	3,346
Ceridian HCM Holding, Inc. (a)	49	3,591
Cloudflare, Inc.	300	5,090
Coupa Software, Inc. (a)	156	25,139
Elastic NV (a)	610	39,577
Fair Isaac Corp. (a)	49	19,717
HubSpot, Inc. (a)	228	41,254
Lightspeed POS, Inc. (a)	1,962	63,749
LivePerson, Inc. (a)	441	18,085
Microsoft Corp.	10,003	1,702,811
Nutanix, Inc. Class A (a)	194	6,299
Paycom Software, Inc. (a)	225	71,586
RingCentral, Inc. (a)	388	79,765
Salesforce.com, Inc. (a)	5,633	1,026,952
ServiceNow, Inc. (a)	279	94,366
Tanium, Inc. Class B (a)(c)(d)	131	1,423
The Trade Desk, Inc. (a)	253	68,103
Workday, Inc. Class A (a)	755	139,396
		3,925,977
Technology Hardware, Storage & Peripherals - 8.9%
Apple, Inc.	9,387	2,905,372
Pure Storage, Inc. Class A (a)	743	13,225
Western Digital Corp.	1,458	95,499
		3,014,096

TOTAL INFORMATION TECHNOLOGY		12,800,823

MATERIALS - 0.1%
Chemicals - 0.1%
Air Products & Chemicals, Inc.	14	3,342
Livent Corp. (a)	347	3,265
Olin Corp.	216	3,212
The Chemours Co. LLC	2,140	29,682
		39,501
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Ant International Co. Ltd. Class C (a)(c)(d)	2,450	19,894
Real Estate Management & Development - 0.1%
Redfin Corp. (a)	1,246	30,315

TOTAL REAL ESTATE		50,209

UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy, Inc.	53	14,215
ORSTED A/S (b)	31	3,386
		17,601
TOTAL COMMON STOCKS
(Cost $25,191,848)		33,614,037

Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc.:
Series C (a)(c)(d)	26,100	6,329
Series D (c)(d)	58,561	14,201
Topgolf International, Inc. Series F (a)(c)(d)	217	3,203
		23,733
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series E (a)(c)(d)	282	5,527
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(c)(d)	85	966
Series B (a)(c)(d)	15	171
Series C (a)(c)(d)	140	1,592
Series Seed (a)(c)(d)	45	512
		3,241

TOTAL CONSUMER DISCRETIONARY		32,501

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Blink Health LLC Series C (c)(d)	78	2,978
Roofoods Ltd. Series F (a)(c)(d)	17	8,539
Sweetgreen, Inc.:
Series C (c)(d)	13	192
Series D (c)(d)	205	3,024
Series H (a)(c)(d)	1,969	29,043
Series I (c)(d)	482	7,110
		50,886
Food Products - 0.0%
Agbiome LLC Series C (a)(c)(d)	557	4,968
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(c)(d)	127	15,345

TOTAL CONSUMER STAPLES		71,199

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. Series D (c)(d)	528	5,100
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(c)(d)	339	4,739
Generation Bio:
Series B (a)(c)(d)	200	1,270
Series C (c)(d)	573	3,204
Nuvation Bio, Inc. Series A (c)(d)(e)	7,400	5,708
		14,921
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.1%
ContextLogic, Inc. Series G (a)(c)(d)	67	9,846
Starry, Inc.:
Series C (a)(c)(d)	3,181	4,549
Series D (c)(d)	3,368	4,816
		19,211
IT Services - 0.0%
Riskified Ltd. Series E (c)(d)	25	5,947
Software - 0.1%
ACV Auctions, Inc. Series E (c)(d)	754	4,170
Bird Rides, Inc.:
Series C (a)(c)(d)	1,434	18,524
Series D (c)(d)	200	2,584
Compass, Inc. Series E (a)(c)(d)	28	4,424
UiPath, Inc.:
Series A1 (c)(d)	91	3,756
Series B1 (c)(d)	5	206
Series B2 (c)(d)	23	949
		34,613

TOTAL INFORMATION TECHNOLOGY		59,771

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $157,926)		183,492

Money Market Funds - 2.1%
Fidelity Cash Central Fund 1.58% (f)
(Cost $706,624)	706,483	706,624
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $26,056,398)		34,504,153
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(501,787)
NET ASSETS - 100%		$34,002,366

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,895 or 0.1% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $233,473 or 0.7% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$4,707
ACV Auctions, Inc. Series E	11/6/19	$4,170
Agbiome LLC Series C	6/29/18	$3,528
Allbirds, Inc.	10/9/18	$2,358
Allbirds, Inc. Series A	10/9/18	$932
Allbirds, Inc. Series B	10/9/18	$165
Allbirds, Inc. Series C	10/9/18	$1,535
Allbirds, Inc. Series Seed	10/9/18	$494
Ant International Co. Ltd. Class C	5/16/18	$13,745
Bird Rides, Inc. Series C	12/21/18	$16,843
Bird Rides, Inc. Series D	9/30/19	$2,584
Blink Health LLC Series C	11/7/19	$2,978
Compass, Inc. Series E	11/3/17	$1,889
ContextLogic, Inc. Series G	10/24/17	$9,014
Generation Bio Series B	2/21/18	$1,829
Generation Bio Series C	1/9/20	$3,204
JUUL Labs, Inc. Class A	12/20/17 - 7/6/18	$5,804
JUUL Labs, Inc. Series E	12/20/17 - 7/6/18	$3,263
Neutron Holdings, Inc. Series C	7/3/18	$4,772
Neutron Holdings, Inc. Series D	1/25/19	$14,201
Nuvation Bio, Inc. Series A	6/17/19	$5,708
Riskified Ltd. Series E	10/28/19	$5,947
Riskified Ltd. warrants	10/28/19	$0
Roofoods Ltd. Series F	9/12/17	$6,011
Sonder Holdings, Inc. Series D	12/20/19	$5,542
Starry, Inc. Series C	12/8/17	$2,933
Starry, Inc. Series D	3/6/19	$4,816
Sweetgreen, Inc. Series C	9/13/19	$222
Sweetgreen, Inc. Series D	9/13/19	$3,506
Sweetgreen, Inc. Series H	11/9/18	$25,676
Sweetgreen, Inc. Series I	9/13/19	$8,242
Tanium, Inc. Class B	4/21/17	$650
The Honest Co., Inc. Series E	9/28/17	$5,529
Topgolf International, Inc. Series F	11/10/17	$3,002
UiPath, Inc. Series A1	6/14/19	$3,581
UiPath, Inc. Series B1	6/14/19	$197
UiPath, Inc. Series B2	6/14/19	$905

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,621
Total	$4,621

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$5,671,853	$5,482,666	$189,187	$--
Consumer Discretionary	7,233,032	7,135,235	62,851	34,946
Consumer Staples	801,065	703,646	--	97,419
Energy	162,471	15,792	146,679	--
Financials	392,231	348,520	38,611	5,100
Health Care	4,002,347	3,946,343	41,083	14,921
Industrials	2,566,625	2,558,876	7,749	--
Information Technology	12,860,594	12,794,310	5,090	61,194
Materials	39,501	39,501	--	--
Real Estate	50,209	30,315	--	19,894
Utilities	17,601	17,601	--	--
Money Market Funds	706,624	706,624	--	--
Total Investments in Securities:	$34,504,153	$33,779,429	$491,250	$233,474

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $25,349,774)	$33,797,529
Fidelity Central Funds (cost $706,624)	706,624
Total Investment in Securities (cost $26,056,398)		$34,504,153
Receivable for investments sold		97,617
Receivable for fund shares sold		15,835
Dividends receivable		6,905
Distributions receivable from Fidelity Central Funds		1,217
Total assets		34,625,727
Liabilities
Payable for investments purchased
Regular delivery	$617,952
Delayed delivery	2,854
Payable for fund shares redeemed	1,363
Other payables and accrued expenses	1,192
Total liabilities		623,361
Net Assets		$34,002,366
Net Assets consist of:
Paid in capital		$25,398,957
Total accumulated earnings (loss)		8,603,409
Net Assets		$34,002,366
Net Asset Value, offering price and redemption price per share ($34,002,366 ÷ 2,033,959 shares)		$16.72

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$90,382
Income from Fidelity Central Funds		4,621
Total income		95,003
Expenses
Independent trustees' fees and expenses	$76
Commitment fees	30
Total expenses		106
Net investment income (loss)		94,897
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	350,456
Foreign currency transactions	(88)
Total net realized gain (loss)		350,368
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,201)	3,352,622
Assets and liabilities in foreign currencies	21
Total change in net unrealized appreciation (depreciation)		3,352,643
Net gain (loss)		3,703,011
Net increase (decrease) in net assets resulting from operations		$3,797,908

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$94,897	$163,516
Net realized gain (loss)	350,368	(33,301)
Change in net unrealized appreciation (depreciation)	3,352,643	1,999,557
Net increase (decrease) in net assets resulting from operations	3,797,908	2,129,772
Distributions to shareholders	(196,937)	(527,366)
Share transactions
Proceeds from sales of shares	11,608,041	13,070,532
Reinvestment of distributions	196,937	527,366
Cost of shares redeemed	(5,736,357)	(5,508,574)
Net increase (decrease) in net assets resulting from share transactions	6,068,621	8,089,324
Total increase (decrease) in net assets	9,669,592	9,691,730
Net Assets
Beginning of period	24,332,774	14,641,044
End of period	$34,002,366	$24,332,774
Other Information
Shares
Sold	754,019	960,082
Issued in reinvestment of distributions	13,044	38,970
Redeemed	(381,852)	(392,765)
Net increase (decrease)	385,211	606,287

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Large Cap Growth Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$14.76	$14.04	$11.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.11	.11C	.03
Net realized and unrealized gain (loss)	2.02	1.06	2.69	1.30
Total from investment operations	2.08	1.17	2.80	1.33
Distributions from net investment income	(.12)	(.11)	(.06)	–
Distributions from net realized gain	–	(.35)	(.04)	–
Total distributions	(.12)	(.45)D	(.09)E	–
Net asset value, end of period	$16.72	$14.76	$14.04	$11.33
Total ReturnF,G	14.18%	8.66%	24.90%	13.30%
Ratios to Average Net AssetsH,I
Expenses before reductionsJ	- %K	-%	-%	- %K
Expenses net of fee waivers, if anyJ	- %K	-%	-%	- %K
Expenses net of all reductionsJ	- %K	-%	-%	- %K
Net investment income (loss)	.72%K	.83%	.87%C	.79%K
Supplemental Data
Net assets, end of period (000 omitted)	$34,002	$24,333	$14,641	$8,576
Portfolio turnover rateL	54%K	55%	65%	17%M

 A For the period March 8, 2017 (commencement of operations) to July 31, 2017

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .77%.

 D Total distributions of $.45 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.347 per share.

 E Total distributions of $.09 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $.035 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Amount represents less than .005%.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity Flex Large Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,802,902
Gross unrealized depreciation	(420,403)
Net unrealized appreciation (depreciation)	$8,382,499
Tax cost	$26,121,654

The Fund elected to defer to its next fiscal year approximately $111,919 of capital losses recognized during the period November 1,2018 to July 31, 2019.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,877,242 and $7,074,189, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Flex Large Cap Growth Fund	$526

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $30 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 26% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Actual	- %-C	$1,000.00	$1,141.80	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Large Cap Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund with limited exceptions.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

ZLG-SANN-0320
1.9881574.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 25, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 25, 2020